UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2006


ITEM 1. REPORTS TO STOCKHOLDERS

SEMIANNUAL REPORT

DREYFUS FOUNDERS
BALANCED FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           18
Statement of Operations                                                       20
Statements of Changes in Net Assets                                           21
Financial Highlights                                                          22
Notes to Financial Statements                                                 28

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     To take advantage of this service, simply inform us online of your decision
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enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

RISING RATES HEIGHTENED CONCERNS

The economic environment during the first six months of 2006 was characterized by high energy prices, a Federal Reserve that continued its monetary tightening campaign and a stock market that moved higher until May, when it began a correction that lasted through the end of June, on the back of investor concern over the inflation outlook.

     The bond market experienced six consecutive months of negative price returns during the first half of 2006, the longest period of negative price performance since 1978.(1) The yield curve continued to shift higher, and flattened during the period as a result of four Federal Reserve rate hikes. Credit spreads generally widened, with the majority of spread deterioration occurring during the second quarter of the year. The Agency sector supplied the best performance of the primary fixed income classes during the period, dropping 0.03%. The fixed-rate mortgage sector lost 0.06% and the U.S. Treasury and investment-grade corporate-bond sectors fell 1.29% and 1.56%, respectively.

     For the six-month period ended June 30, 2006, Dreyfus Founders Balanced Fund underperformed the 2.71% return of its benchmark, the Standard and Poor's 500 Index.

STRONG STOCK SELECTION AIDED PERFORMANCE

The Fund's performance during the period was helped by strong stock picking across several sectors. Our investment approach in choosing these stocks

 "OUR INVESTMENT APPROACH IN CHOOSING STOCKS FOR INCLUSION IN THE FUND REMAINED
                                  CONSISTENT."

----------
(1)  Merrill Lynch & Company, Inc.

for inclusion in the Fund remained consistent: we relied on our bottom-up, fundamental process to seek out stocks that have high growth potential at a valuation that is attractive.

SECTORS BENEFITING THE FUND
Information Technology
Consumer Discretionary
Consumer Staples

     This investment philosophy specifically benefited Fund performance in the information technology (IT), consumer staples and consumer discretionary sectors. A slight underweight in the consumer staples sector also aided the Fund's relative return. Information technology stocks saw mixed performance during the period, as some companies saw stock price increases, while others performed poorly. One notable strong performance came from HEWLETT-PACKARD COMPANY. Hewlett-Packard saw much improved execution under its new chief executive officer, Mark Hurd. The company posted solid top-line growth while demonstrating excellent cost control, resulting in better-than-expected earnings growth.

     Best Buy Company, Inc., the leading U.S. retailer of consumer electronics and a Fund holding in the consumer discretionary sector, benefited from strong consumer spending on a variety of products, particularly HDTVs, MP3 players and digital video and photography equipment. COMCAST CORPORATION was another strong performer for the Fund in this sector. A national provider of cable TV, high-speed internet and voice-over-Internet-protocol (VoIP) services, Comcast experienced strong demand for its products, particularly its ability to sell a bundled package of multiple services. Investors found the value proposition to be compelling and the company's share price increased. KOHL'S CORPORATION experienced improved revenue and earnings growth trends driven by improved sales as the department store industry has seen a reduction in capacity.

     Although the industrials sector did not produce a positive effect overall for the Fund's relative performance, select stocks such as CONTINENTAL AIRLINES, INC. outperformed in this sector. Late in 2005, the airline industry experienced a wave of extreme capacity rationalization. This resulted in a significant reduction in supply, which in turn created strong pricing trends for the entire industry.

     Telecommunications services holding Amdocs, Inc. provided the largest positive contribution to the Fund's performance of any stock for the period. A provider of billing software and services for both wireline and wireless providers, Amdocs secured a business win when Sprint announced it would use Amdocs' products company-wide, which is expected to add nearly $300 million in revenues over the next two to three years. Additionally, Amdocs signed numerous deals in Europe and Russia.

HEALTH CARE AND ENERGY DRAINED PERFORMANCE

Health care stocks performed poorly both in the Fund and in the Index. A variety of factors led to this result, including fading pricing power in the HMO industry, slowing volume growth and tough pricing in the medical-device industry. In addition, branded drug companies suffered due to competition from generic drug manufacturers. Finally, some healthcare companies suffered from Securities and Exchange Commission (SEC) investigations related to option-granting practices. Two of the worst-performing stocks for the Fund during the period came from the health care sector, BOSTON SCIENTIFIC CORPORATION and MGI Pharma, Inc. Boston Scientific acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defribrillators
(ICDs), slackened, impacting a number of companies within the industry.

     High energy prices created strong demand for oil- and gas-service providers during the period; however, the Fund's relative underexposure to, and weak stock selection in, the energy sector detracted from relative performance.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. GENERAL ELECTRIC COMPANY (GE)    3.51%
 2. MICROSOFT CORPORATION (MSFT)     3.27%
 3. GOOGLE, INC. CLASS A (GOOG)      2.63%
 4. EXXONMOBIL CORPORATION (XOM)     2.11%
 5. CISCO SYSTEMS, INC. (CSCO)       2.09%
 6. WYETH (WYE)                      1.87%
 7. PROCTER & GAMBLE COMPANY (PG)    1.78%
 8. ADOBE SYSTEMS, INC. (ADBE)       1.78%
 9. SCHLUMBERGER LIMITED (SLB)       1.75%
10. COLGATE-PALMOLIVE COMPANY (CL)   1.74%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

               DREYFUS
              FOUNDERS
               BALANCED     S&P 500   LIPPER BALANCED
             FUND-CLASS F    INDEX       FUND INDEX
             ------------   -------   ---------------
 6/28/1996      $10,000     $10,000       $10,000
 6/30/1997      $11,880     $13,470       $12,046
 6/30/1998      $13,699     $17,533       $14,243
 6/30/1999      $14,421     $21,523       $15,887
 6/30/2000      $14,044     $23,083       $16,594
 6/29/2001      $11,999     $19,659       $16,422
 6/28/2002      $10,022     $16,123       $15,181
 6/30/2003      $10,224     $16,164       $15,710
 6/30/2004      $11,094     $19,252       $17,696
 6/30/2005      $11,870     $20,470       $18,955
 6/30/2006      $12,420     $22,236       $20,289

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/96 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This Index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1       5       10         SINCE
CLASS (INCEPTION DATE)        DATE+     YEAR   YEARS   YEARS      INCEPTION
---------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (5.13%)   (1.60%) (0.85%)   --        (2.90%)
Without sales charge          0.61%     4.44%   0.33%    --        (2.01%)
B SHARES (12/31/99)
With redemption*             (3.84%)   (0.48%) (0.79%)   --        (2.75%)
Without redemption            0.16%     3.52%  (0.39%)   --        (2.75%)
C SHARES (12/31/99)
With redemption**            (0.74%)    2.55%  (0.69%)   --        (3.05%)
Without redemption            0.26%     3.55%  (0.69%)   --        (3.05%)
F SHARES (2/19/63)            0.69%     4.63%   0.69%  2.19%         N/A
R SHARES (12/31/99)           0.80%     4.87%   0.33%    --        (1.97%)
T SHARES (12/31/99)
With sales charge (4.50%)    (4.06%)   (0.46%) (0.39%)   --        (2.64%)
Without sales charge          0.52%     4.21%   0.52%    --        (1.96%)

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

SECTORS DETRACTING FROM THE FUND

Health Care
Energy
Telecommunication Services

INDIVIDUAL ISSUES BURDENED RELATIVE RETURN

As mentioned above, although the IT sector was the strongest performing sector for the Fund during the period, select IT names negatively impacted the Fund's relative return, due to company-specific factors and not the broader health of the industry. ADOBE SYSTEMS, INC. began upgrading the majority of its software products, from Acrobat Reader to the company's Creative Suite. As consumers awaited the launch of these upgraded products, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION announced that the launch of its new operating system, Windows Vista, and the latest update to its office suite would be delayed until early 2007; investors had been expecting the launches during the fall of 2006. In addition, the company also indicated that spending levels for 2006 would be elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for earnings growth.

PORTFOLIO COMPOSITION OF NET ASSETS

                                     [CHART]

Information Technology       18.11%
Consumer Staples              8.03%
Health Care                   7.36%
Consumer Discretionary        6.19%
Financials                    5.70%
Industrials                   5.35%
Energy                        2.44%
Materials                     0.90%
Telecommunication Services    0.30%
Other                         2.67%
Fixed-Income Investments     36.88%
Cash & Equivalents            6.07%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Consumer discretionary issue Advance Auto Parts, Inc. was negatively impacted during the period by slowing customer traffic. In late June, the company announced that high gasoline prices, high interest rates and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

FIXED-INCOME PERFORMANCE

In the fixed-income portion of the Fund, some investments were reallocated from the five- to 10-year maturity range, primarily into the three- to five-year sector, but also into the 10-year and longer maturity range to take advantage of opportunities in the shorter and longer ranges of the yield curve.

     The Fund's heavy weighting in Agency bonds during the period helped relative performance, as Agencies boasted the best returns of the main fixed-income asset classes. The Fund was significantly underweight in the mortgage market, which performed better than both Treasuries and corporate bonds, while maintaining overweight positions in the latter two categories. Finally, a cushion to negative market movements was provided by the Fund's cash balance, as well as the Fund's position in shorter-duration issues versus the benchmark; longer-duration securities suffered greater losses than shorter-dated maturities during the period.

     As we head into the second half of 2006, we will be adding an additional member to the Fund's management team. Effective August 1, 2006, Catherine Powers, CFA will assume portfolio management responsibilities for the fixed-income portion of the Fund. I will continue to manage the equity portion of the Fund, seeking to pick stocks one at time based on the management team's assessment of each security's respective growth prospects.


/s/ John B. Jares
------------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                  BEGINNING         ENDING        EXPENSES PAID
                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                   (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
--------------------------------------------------------------------------------
CLASS A ACTUAL                    $1,000.00       $1,006.10          $ 7.91
CLASS A HYPOTHETICAL               1,000.00        1,016.81            7.98
CLASS B ACTUAL                     1,000.00        1,001.60           12.90
CLASS B HYPOTHETICAL               1,000.00        1,011.74           13.05
CLASS C ACTUAL                     1,000.00        1,002.60           12.66
CLASS C HYPOTHETICAL               1,000.00        1,011.99           12.80
CLASS F ACTUAL                     1,000.00        1,006.90            7.12
CLASS F HYPOTHETICAL               1,000.00        1,017.62            7.18
CLASS R ACTUAL                     1,000.00        1,008.00            6.12
CLASS R HYPOTHETICAL               1,000.00        1,018.62            6.18
CLASS T ACTUAL                     1,000.00        1,005.20            9.15
CLASS T HYPOTHETICAL               1,000.00        1,015.56            9.24

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.59%
CLASS B       2.60%
CLASS C       2.55%
CLASS F       1.43%
CLASS R       1.23%
CLASS T       1.84%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--55.3%
AIRLINES--0.9%
    8,000   AMR Corporation*                                          $  203,352
    7,300   Continental Airlines, Inc. Class B*                          217,533
    3,100   US Airways Group, Inc.*                                      156,674
                                                                      ----------
                                                                         577,559
                                                                      ----------
APPLICATION SOFTWARE--0.8%
    5,100   Autodesk, Inc.*                                              175,746
   23,200   BEA Systems, Inc.*                                           303,688
                                                                      ----------
                                                                         479,434
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
    3,800   State Street Corporation                                     220,742
                                                                      ----------
BIOTECHNOLOGY--1.1%
    5,400   Amgen, Inc.*                                                 352,242
    2,900   Genzyme Corporation*                                         177,045
    6,300   MedImmune, Inc.*                                             170,730
                                                                      ----------
                                                                         700,017
                                                                      ----------
BROADCASTING & CABLE TV--0.6%
   11,600   Comcast Corporation Special Class A*                         380,248
                                                                      ----------
CASINOS & GAMING--0.4%
    3,300   Harrah's Entertainment, Inc.                                 234,894
                                                                      ----------
COMMUNICATIONS EQUIPMENT--2.3%
   42,700   Cisco Systems, Inc.*                                         833,931
   23,000   Motorola, Inc.                                               463,450
    4,400   QUALCOMM, Inc.                                               176,308
                                                                      ----------
                                                                       1,473,689
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL--0.8%
    9,250   Best Buy Company, Inc.                                       507,270
                                                                      ----------
COMPUTER HARDWARE--2.6%
    7,300   Apple Computer, Inc.*                                        416,976
    7,900   Dell, Inc.*                                                  192,839
    8,900   Diebold, Inc.                                                361,518
   20,300   Hewlett-Packard Company                                      643,104
                                                                      ----------
                                                                       1,614,437
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--0.9%
   24,200   Seagate Technology*                                          547,888
                                                                      ----------
CONSUMER ELECTRONICS--0.3%
    2,200   Harman International Industries, Inc.                        187,814
                                                                      ----------
CONSUMER FINANCE--0.5%
    5,800   SLM Corporation                                              306,936
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
    6,800   Automatic Data Processing, Inc.                              308,380
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--1.5%
   14,200   Federated Department Stores, Inc.                         $  519,720
    5,600   J.C. Penney Company, Inc.                                    378,056
    1,800   Kohl's Corporation*                                          106,416
                                                                      ----------
                                                                       1,004,192
                                                                      ----------
DIVERSIFIED CHEMICALS--0.5%
    6,800   E.I. du Pont de Nemours and Company                          282,880
                                                                      ----------
DRUG RETAIL--1.0%
   13,600   Walgreen Company                                             609,824
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
    8,200   Emerson Electric Company                                     687,242
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
    5,200   Agilent Technologies, Inc.*                                  164,112
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
    6,500   Waste Management, Inc.                                       233,220
                                                                      ----------
EXCHANGE TRADED FUNDS--2.7%
    9,950   iShares Russell 1000 Growth Index Fund                       501,978
   13,900   Nasdaq 100 Index Tracking Stock                              538,764
    5,050   SPDR Trust Series 1                                          641,906
                                                                      ----------
                                                                       1,682,648
                                                                      ----------
FOOD DISTRIBUTORS--0.8%
   16,200   Sysco Corporation                                            495,072
                                                                      ----------
FOOD RETAIL--1.0%
   23,000   Safeway, Inc.                                                598,000
                                                                      ----------
GENERAL MERCHANDISE STORES--0.7%
   18,300   Family Dollar Stores, Inc.                                   447,069
                                                                      ----------
HEALTHCARE EQUIPMENT--1.6%
    3,600   Beckman Coulter, Inc.                                        199,980
   19,000   Boston Scientific Corporation*                               319,960
    1,700   Intuitive Surgical, Inc.*                                    200,549
    5,800   Medtronic, Inc.                                              272,136
                                                                      ----------
                                                                         992,625
                                                                      ----------
HEALTHCARE SERVICES--0.7%
    7,300   Medco Health Solutions, Inc.*                                418,144
                                                                      ----------
HEALTHCARE SUPPLIES--0.7%
    8,100   Advanced Medical Optics, Inc.*                               410,670
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--0.4%
    6,000   Electronic Arts, Inc.*                                       258,240
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.4%
    7,600   Home Depot, Inc.                                             272,004
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.3%
    5,300   Marriott International, Inc. Class A                         202,036
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.1%
   11,550   Colgate-Palmolive Company                                 $  691,845
   12,735   Procter & Gamble Company                                     708,066
                                                                      ----------
                                                                       1,399,911
                                                                      ----------
HYPERMARKETS & SUPER CENTERS--0.5%
    6,600   Wal-Mart Stores, Inc.                                        317,922
                                                                      ----------
INDUSTRIAL CONGLOMERATES--2.2%
   42,400   General Electric Company                                   1,397,504
                                                                      ----------
INTEGRATED OIL & GAS--1.3%
   13,700   ExxonMobil Corporation                                       840,495
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
    9,600   Sprint Nextel Corporation                                    191,904
                                                                      ----------
INTERNET RETAIL--0.2%
    3,800   eBay, Inc.*                                                  111,302
                                                                      ----------
INTERNET SOFTWARE & SERVICES--2.4%
    2,500   Google, Inc. Class A*                                      1,048,325
   15,900   Yahoo!, Inc.*                                                524,700
                                                                      ----------
                                                                       1,573,025
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--2.4%
   38,400   Charles Schwab Corporation                                   613,632
    3,200   Goldman Sachs Group, Inc.                                    481,376
    4,500   Morgan Stanley                                               284,445
   11,000   TD Ameritrade Holding Corporation                            162,910
                                                                      ----------
                                                                       1,542,363
                                                                      ----------
IT CONSULTING & OTHER SERVICES--0.3%
    6,700   Accenture Limited Class A                                    189,744
                                                                      ----------
MOVIES & ENTERTAINMENT--0.6%
   12,430   Walt Disney Company                                          372,900
                                                                      ----------
MULTI-LINE INSURANCE--0.9%
    3,500   American International Group, Inc.                           206,675
    8,000   Assurant, Inc.                                               387,200
                                                                      ----------
                                                                         593,875
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
   10,700   Schlumberger Limited                                         696,677
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
   12,000   JPMorgan Chase & Company                                     504,000
                                                                      ----------
PERSONAL PRODUCTS--1.3%
   12,900   Avon Products, Inc.                                          399,900
   10,700   Estee Lauder Companies, Inc. Class A                         413,769
                                                                      ----------
                                                                         813,669
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
   10,400   Johnson & Johnson                                        $   623,168
   16,100   Pfizer, Inc.                                                 377,867
   19,700   Schering-Plough Corporation                                  374,891
   16,800   Wyeth                                                        746,088
                                                                     -----------
                                                                       2,122,014
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--0.7%
    7,900   Allstate Corporation                                         432,367
                                                                     -----------
RAILROADS--0.4%
    3,000   Union Pacific Corporation                                    278,880
                                                                     -----------
SEMICONDUCTORS--2.5%
    5,000   Broadcom Corporation*                                        150,250
    5,700   Freescale Semiconductor, Inc. Class B*                       167,580
   16,700   Intel Corporation                                            316,465
   14,500   Linear Technology Corporation                                485,605
    9,100   Maxim Integrated Products, Inc.                              292,201
    6,500   Texas Instruments, Inc.                                      196,885
                                                                     -----------
                                                                       1,608,986
                                                                     -----------
SOFT DRINKS--0.9%
    9,000   PepsiCo, Inc.                                                540,360
                                                                     -----------
SPECIALTY STORES--0.3%
    2,100   AutoZone, Inc.*                                              185,220
                                                                     -----------
STEEL--0.5%
    5,200   Nucor Corporation                                            282,100
                                                                     -----------
SYSTEMS SOFTWARE--4.0%
   23,300   Adobe Systems, Inc.*                                         707,388
   55,900   Microsoft Corporation                                      1,302,470
   26,900   Oracle Corporation*                                          389,781
    9,500   Symantec Corporation*                                        147,630
                                                                     -----------
                                                                       2,547,269
                                                                     -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$34,228,468)                                                   34,839,773
                                                                     -----------
COMMON STOCKS (FOREIGN)--1.9%
AEROSPACE & DEFENSE--0.3%
    5,525   Empresa Brasileira de Aeronautica SA Sponsored ADR (BR)      201,497
                                                                     -----------
APPLICATION SOFTWARE--0.3%
    3,075   SAP AG Sponsored ADR (GE)                                    161,499
                                                                     -----------
PACKAGED FOODS & MEATS--0.5%
    7,500   Cadbury Schweppes Sponsored ADR (UK)                         291,150
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.8%
   25,675   ASM Lithography Holding NV NY Shares (NE)*                   519,149
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$1,087,016)                                                     1,173,295
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--10.1%
AUTOMOBILE MANUFACTURERS--1.5%
$1,000,000   Toyota Motor Credit Corporation
             5.65% 1/15/07                                            $1,000,130
                                                                      ----------
DIVERSIFIED BANKS--2.6%
 1,540,000   Washington Mutual, Inc.
             8.25% 4/1/10                                              1,651,296
                                                                      ----------
GENERAL MERCHANDISE STORES--1.2%
   750,000   Target Corporation
             5.875% 3/1/12                                               757,763
                                                                      ----------
HOUSEHOLD PRODUCTS--2.4%
 1,500,000   Colgate-Palmolive Company
             5.98% 4/25/12                                             1,524,180
                                                                      ----------
PHARMACEUTICALS--2.4%
 1,500,000   Abbott Laboratories
             5.625% 7/1/06                                             1,500,000
                                                                      ----------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$6,421,086)                                                     6,433,369
                                                                      ----------
U.S. GOVERNMENT SECURITIES--26.6%
AGENCY PASS THROUGH--2.0%
 1,208,698   U.S. Small Business Administration Series 10-A
             6.64% 2/1/11                                              1,238,830
                                                                      ----------
GOVERNMENT SPONSORED ENTERPRISES--12.3%
             Federal Farm Credit Bank:
 1,040,000   4.26% 9/30/10                                               992,670
   700,000   4.70% 12/10/14                                              661,724
   800,000   Federal Home Loan Bank
             4.50% 11/15/12                                              757,312
             Federal Home Loan Morgage Corporation:
 1,000,000   4.125% 7/12/10                                              951,280
   900,000   5.125% 7/15/12                                              882,810
 1,000,000   5.75% 3/15/09                                             1,007,700
   800,000   Federal National Mortgage Association
             5.375% 11/15/11                                             796,312
             Tennessee Valley Authority:
   900,000   5.375% 11/13/08                                             898,209
   800,000   5.625% 1/18/11                                              802,040
                                                                      ----------
                                                                       7,750,057
                                                                      ----------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.5%
 1,024,243   Government National Mortgage Association
             6.00% 1/15/33 Pool #563709                                1,017,401
                                                                      ----------
U.S. TREASURY BONDS--1.4%
   800,000   U.S. Treasury Bond
             6.25% 8/15/23                                               882,312
                                                                      ----------

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--9.4%
             U.S. Treasury Note:
$1,000,000   4.375% 8/15/12                                          $   961,950
   700,000   4.75% 11/15/08                                              693,742
 1,000,000   4.75% 5/15/14                                               975,510
   800,000   5.00% 2/15/11                                               798,032
   900,000   5.00% 8/15/11                                               897,291
   700,000   5.625% 5/15/08                                              705,523
   900,000   5.75% 8/15/10                                               922,113
                                                                     -----------
                                                                       5,954,161
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST--$17,319,684)                                                   16,842,761
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--2.9%
$1,800,000   TVA Discount Note
             5.03% 7/3/06                                            $ 1,799,497
                                                                     -----------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$1,799,497)                                                     1,799,497
                                                                     -----------
CORPORATE SHORT-TERM NOTES--3.0%
PHARMACEUTICALS--3.0%
 1,900,000   Novartis Finance Corporation
             5.25% 7/6/06~                                             1,898,615
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,898,615)                                           1,898,615
                                                                     -----------
TOTAL INVESTMENTS--99.8%
(TOTAL COST--$62,754,366)                                             62,987,310
OTHER ASSETS AND LIABILITIES--0.2%                                       131,960
                                                                     -----------
NET ASSETS--100.0%                                                   $63,119,270
                                                                     ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $1,898,615, OR 3.0%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BR - BRAZIL
     GE - GERMANY
     NE - NETHERLANDS
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                    $  62,754,366
                                                                  -------------
Investment securities, at market                                     62,987,310
Cash                                                                    147,262
Receivables:
   Investment securities sold                                           893,345
   Capital shares sold                                                   19,278
   Dividends and interest                                               391,434
Other assets                                                             69,602
                                                                  -------------
Total Assets                                                         64,508,231
                                                                  -------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      985,935
   Capital shares redeemed                                              189,852
   Advisory fees                                                         33,883
   Shareholder servicing fees                                             4,480
   Accounting fees                                                        3,128
   Distribution fees                                                     24,178
   Transfer agency fees                                                  16,858
   Custodian fees                                                           265
   Directors' deferred compensation                                      69,602
   Other                                                                 60,780
                                                                  -------------
Total Liabilities                                                     1,388,961
                                                                  -------------
Net Assets                                                        $  63,119,270
                                                                  =============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 243,823,392
Undistributed net investment income                                     675,152
Accumulated net realized loss from security transactions           (181,612,218)
Net unrealized appreciation on investments                              232,944
                                                                  -------------
Total                                                             $  63,119,270
                                                                  =============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,798,979
Shares Outstanding                                                       209,667
Net Asset Value, Redemption Price Per Share                          $      8.58
Maximum offering price per share (net asset value  plus sales
   charge of 5.75% of offering price)                                $      9.10

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $   680,844
Shares Outstanding                                                        80,039
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $      8.51

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   168,999
Shares Outstanding                                                        20,200
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $      8.37

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $60,365,859
Shares Outstanding                                                     7,026,762
Net Asset Value, Offering and Redemption Price Per Share             $      8.59

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $    52,339
Shares Outstanding                                                         6,115
Net Asset Value, Offering and Redemption Price Per Share             $      8.56

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $    52,250
Shares Outstanding                                                         5,931
Net Asset Value, Redemption Price Per Share                          $      8.81
Maximum offering price per share (net asset value  plus sales
   charge of 4.50% of offering price)                                $      9.23

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                           $   278,232
Interest                                                                664,613
Foreign taxes withheld                                                     (954)
                                                                    -----------
Total Investment Income                                                 941,891
                                                                    -----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   220,008
Shareholder servicing fees--Note 2                                       28,404
Accounting fees--Note 2                                                  20,309
Distribution fees--Note 2                                                84,854
Transfer agency fees--Note 2                                             46,447
Registration fees                                                        31,255
Postage and mailing expenses                                              4,275
Custodian fees and expenses--Note 2                                       3,047
Printing expenses                                                        22,925
Legal and audit fees                                                     14,735
Directors' fees and expenses--Note 2                                      9,160
Other expenses                                                           10,999
                                                                    -----------
   Total Expenses                                                       496,418
   Earnings Credits                                                      (2,658)
   Reimbursed/Waived Expenses                                              (402)
   Expense Offset to Broker Commissions                                  (1,960)
                                                                    -----------
   Net Expenses                                                         491,398
                                                                    -----------
Net Investment Income                                                   450,493
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                            2,855,657
Net Change in Unrealized Appreciation/Depreciation of Investments    (2,636,454)
                                                                    -----------
Net Realized and Unrealized Gain                                        219,203
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $   669,696
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                            SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                    JUNE 30, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Net Investment Income                         $    450,493       $    929,198
Net Realized Gain on Security and Foreign
   Currency Transactions                         2,855,657         10,647,924
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments and Foreign Currency
   Translation                                  (2,636,454)        (9,571,705)
                                              ------------       ------------
Net Increase in Net Assets Resulting
   from Operations                                 669,696          2,005,417
                                              ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From Net Investment Income
   Class A                                         (11,123)           (16,241)
   Class B                                            (334)            (1,226)
   Class C                                            (248)              (165)
   Class F                                        (433,697)          (925,766)
   Class R                                            (427)              (776)
   Class T                                            (265)              (240)
                                              ------------       ------------
Net Decrease from Dividends and
   Distributions                                  (446,094)          (944,414)
                                              ------------       ------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                          38,009             52,147
   Class B                                        (374,877)          (587,816)
   Class C                                         (20,227)           (77,456)
   Class F                                      (8,779,236)       (21,792,363)
   Class R                                          (1,573)            (5,724)
   Class T                                          18,279               (856)
                                              ------------       ------------
Net Decrease from Capital Share
   Transactions                                 (9,119,625)       (22,412,068)
                                              ------------       ------------
Net Decrease in Net Assets                      (8,896,023)       (21,351,065)
                                              ------------       ------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of Period                           $ 72,015,293       $ 93,366,358
                                              ------------       ------------
End of Period                                 $ 63,119,270       $ 72,015,293
                                              ============       ============
Undistributed Net Investment Income           $    675,152       $    670,753

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                SIX MONTHS                 YEAR ENDED
                                              ENDED JUNE 30,              DECEMBER 31,
                                                   2006         2005     2004     2003      2002
                                              --------------   ----------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 8.58       $ 8.45   $ 7.88   $ 6.68   $  8.18
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               0.05         0.08     0.08     0.05      0.05
Net realized and unrealized gains
   (losses) on securities                           0.00         0.13     0.57     1.20     (1.51)
                                              ---------------------------------------------------
Total from investment operations                    0.05         0.21     0.65     1.25     (1.46)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                         (0.05)       (0.08)   (0.08)   (0.05)    (0.04)
From net realized gains                             0.00         0.00     0.00     0.00      0.00
                                              ---------------------------------------------------
Total distributions                                (0.05)       (0.08)   (0.08)   (0.05)    (0.04)
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 8.58       $ 8.58   $ 8.45   $ 7.88   $  6.68
                                              ===================================================

TOTAL RETURN(a)                                     0.61%        2.51%    8.31%   18.81%   (17.85%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,799       $1,760   $1,682   $1,572   $ 1,243
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)         1.60%        1.69%    1.49%    1.83%     1.89%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.59%        1.66%    1.48%    1.83%     1.89%
Net investment income                               1.21%        0.90%    0.96%    0.63%     0.56%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           171%         181%     134%     108%      122%

(a.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                  YEAR ENDED
                                              ENDED JUNE 30,               DECEMBER 31,
                                                   2006         2005       2004     2003     2002
                                              --------------   ------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $8.50         $ 8.37     $ 7.80   $ 6.63   $  8.11
---------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.01(a)        0.01(a)    0.01     0.01     (0.01)
Net realized and unrealized gains (losses)
   on securities                                  0.00           0.13       0.58     1.17     (1.47)
                                              -----------------------------------------------------
Total from investment operations                  0.01           0.14       0.59     1.18     (1.48)
---------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00(b)       (0.01)     (0.02)   (0.01)     0.00(b)
From net realized gains                           0.00           0.00       0.00     0.00      0.00
                                              -----------------------------------------------------
Total distributions                               0.00          (0.01)     (0.02)   (0.01)     0.00
---------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $8.51         $ 8.50     $ 8.37   $ 7.80   $  6.63
                                              =====================================================
TOTAL RETURN(c)                                   0.16%          1.66%      7.63%   17.76%   (18.21%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $ 681         $1,053     $1,625   $1,647   $ 1,181
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(d)       2.61%          2.47%      2.21%    2.53%     2.54%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  2.60%          2.45%      2.21%    2.53%     2.54%
Net investment income (loss)                      0.17%          0.08%      0.23%   (0.08%)   (0.10%)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                         171%           181%       134%     108%      122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2002 AND FOR THE PERIOD ENDED JUNE 30, 2006, AGGREGATED LESS THAN $.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                      YEAR ENDED
                                              ENDED JUNE 30,                   DECEMBER 31,
                                                   2006         2005         2004        2003        2002
                                              --------------   -------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 8.36        $ 8.24        $ 7.69     $ 6.54     $  8.04
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       0.01(a)       0.00(a, b)    0.01(a)   (0.01)      (0.17)
Net realized and unrealized gains (losses)
   on securities                                   0.01          0.13          0.56       1.16       (1.33)
                                              ------------------------------------------------------------
Total from investment operations                   0.02          0.13          0.57       1.15       (1.50)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        (0.01)        (0.01)        (0.02)      0.00(c)     0.00
From net realized gains                            0.00          0.00          0.00       0.00        0.00
                                              ------------------------------------------------------------
Total distributions                               (0.01)        (0.01)        (0.02)      0.00        0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 8.37        $ 8.36        $ 8.24     $ 7.69     $  6.54
                                              ============================================================
TOTAL RETURN(d)                                    0.26%         1.54%         7.42%     17.59%     (18.66%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $  169        $  189        $  264     $  295     $   248
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(e)        2.56%         2.54%         2.35%      2.69%       3.48%
Expenses with reimbursements, earnings
   credits and brokerage offsets                   2.55%         2.51%         2.34%      2.69%       3.48%
Net investment income (loss)                       0.24%         0.02%         0.08%     (0.17%)     (1.05%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          171%          181%          134%       108%        122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2005 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(d.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(e.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(f.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004      2003       2002
                                              ----------   ---------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period           $  8.59     $  8.46   $  7.88   $   6.69   $   8.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                             0.05        0.09      0.08       0.06       0.07
Net realized and unrealized gains
   (losses) on securities                         0.01        0.14      0.59       1.20      (1.50)
                                              ----------------------------------------------------
Total from investment operations                  0.06        0.23      0.67       1.26      (1.43)
--------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       (0.06)      (0.10)    (0.09)     (0.07)     (0.08)
From net realized gains                           0.00        0.00      0.00       0.00       0.00
                                              ----------------------------------------------------
Total distributions                              (0.06)      (0.10)    (0.09)     (0.07)     (0.08)
--------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $  8.59     $  8.59   $  8.46   $   7.88   $   6.69
                                              ====================================================

TOTAL RETURN                                      0.69%       2.75%     8.58%     18.96%    (17.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $60,366     $68,926   $89,701   $119,835   $130,314
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(a)       1.44%       1.43%     1.34%      1.54%      1.43%
Expenses with reimbursements,
   earnings credits and brokerage offsets         1.43%       1.40%     1.33%      1.54%      1.42%
Net investment income                             1.35%       1.14%     1.08%      0.93%      0.99%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(b)                         171%        181%      134%       108%       122%

(a.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(b.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004     2003      2002
                                              ----------   ------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period            $ 8.56     $ 8.43    $ 7.86    $ 6.68   $  8.18
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.07       0.11      0.09      0.16     (0.16)
Net realized and unrealized gains
   (losses) on securities                         0.00       0.14      0.58      1.05     (1.34)
                                              -------------------------------------------------
Total from investment operations                  0.07       0.25      0.67      1.21     (1.50)
-----------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       (0.07)     (0.12)    (0.10)    (0.03)     0.00
From net realized gains                           0.00       0.00      0.00      0.00      0.00
                                              -------------------------------------------------
Total distributions                              (0.07)     (0.12)    (0.10)    (0.03)     0.00
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $ 8.56     $ 8.56    $ 8.43    $ 7.86   $  6.68
                                              =================================================

TOTAL RETURN                                      0.80%      3.01%     8.63%    18.12%   (18.34%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $   52     $   54    $   59    $   72   $    11
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(a)       1.24%      1.19%     1.21%     2.37%     4.24%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  1.23%      1.17%     1.21%     2.37%     4.24%
Net investment income (loss)                      1.56%      1.38%     1.21%     0.01%    (1.77%)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(b)                         171%       181%      134%      108%      122%

(a.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.40% (2006), 1.36% (2005), 1.35% (2004), 2.62%
     (2003) AND 19.52% (2002).

(b.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004      2003       2002
                                              ----------   --------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period           $ 8.81      $ 8.68    $ 8.09    $ 6.88     $  8.17
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04(a)     0.05      0.03      0.21       (0.37)
Net realized and unrealized gains
   (losses) on securities                        0.01        0.14      0.62      1.00       (0.92)
                                              ---------------------------------------------------
Total from investment operations                 0.05        0.19      0.65      1.21       (1.29)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      (0.05)      (0.06)    (0.06)     0.00(b)     0.00
From net realized gains                          0.00        0.00      0.00      0.00        0.00
                                              ---------------------------------------------------
Total distributions                             (0.05)      (0.06)    (0.06)     0.00        0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $ 8.81      $ 8.81    $ 8.68    $ 8.09     $  6.88
                                              ===================================================

TOTAL RETURN(c)                                  0.52%       2.21%     8.01%    17.65%     (15.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $   52      $   35    $   35    $   36     $    13
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(d)      1.86%       1.89%     1.77%     2.73%       2.60%
Expenses with reimbursements,
   earnings credits and brokerage offsets        1.84%       1.87%     1.77%     2.73%       2.59%
Net investment income (loss)                     0.96%       0.69%     0.66%    (0.29%)     (0.31%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                        171%        181%      134%      108%        122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2006), 2.15% (2005), 2.02% (2004), 3.18%
     (2003) AND 14.63% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) quarterly and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $24,770 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $9,380 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $13.45 to $13.88, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                      TRANSFER
                                    AGENCY FEES
                          ---------------------
                          Class A      $2,375
                          ---------------------
                          Class B      $2,248
                          ---------------------
                          Class C      $  435
                          ---------------------
                          Class R      $   85
                          ---------------------
                          Class T      $  104
                          ---------------------

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2007, and will not be terminated without prior notification to the Company's board of directors. For the period ended June 30, 2006, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $41 and $60, respectively.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $483 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $31,820 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $80,917 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                              DISTRIBUTION     SHAREHOLDER
                                  FEES       SERVICING FEES
                    ---------------------------------------
                    Class A         N/A          $2,284
                    ---------------------------------------
                    Class B      $3,192          $1,064
                    ---------------------------------------
                    Class C      $  689          $  230
                    ---------------------------------------
                    Class T      $   56          $   56
                    ---------------------------------------

During the period ended June 30, 2006, DSC retained $262 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $4,323 and $41 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $314, which reduced the amount paid to Mellon Bank to $2,733.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, paydowns and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

              EXPIRATION                                AMOUNT
              ---------------------------------------------------
              2008                                   $ 63,264,790
              ---------------------------------------------------
              2009                                   $ 49,289,530
              ---------------------------------------------------
              2010                                   $ 70,087,112
              ---------------------------------------------------
              2011                                   $  1,472,188
              ---------------------------------------------------
                                                     $184,113,620
                                                     ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Undistributed Ordinary Income           $   704,506
              ---------------------------------------------------
              Federal Tax Cost                        $62,941,894
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $ 1,936,396
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(1,890,980)
              ---------------------------------------------------
              Net Tax Appreciation                    $    45,416
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                              PERIOD ENDED                 YEAR ENDED
                                             JUNE 30, 2006              DECEMBER 31, 2005
                                          SHARES         AMOUNT       SHARES         AMOUNT
CLASS A
---------------------------------------------------------------------------------------------
Sold                                        38,521   $    335,510       57,061   $    480,146
Dividends or Distributions Reinvested        1,178   $     10,249        1,781   $     15,071
Redeemed                                   (35,176)  $   (307,750)     (52,764)  $   (443,070)
                                        -----------------------------------------------------
Net Increase                                 4,523   $     38,009        6,078   $     52,147
                                        =====================================================
CLASS B
---------------------------------------------------------------------------------------------
Sold                                        11,747   $    103,189       19,802   $    163,928
Dividends or Distributions Reinvested           29   $        254          109   $        919
Redeemed                                   (55,609)  $   (478,320)     (90,247)  $   (752,663)
                                        -----------------------------------------------------
Net Decrease                               (43,833)  $   (374,877)     (70,336)  $   (587,816)
                                        =====================================================
CLASS C
---------------------------------------------------------------------------------------------
Sold                                           822   $      7,028          536   $      4,356
Dividends or Distributions Reinvested           16   $        135           12   $         99
Redeemed                                    (3,177)  $    (27,390)     (10,020)  $    (81,911)
                                        -----------------------------------------------------
Net Decrease                                (2,339)  $    (20,227)      (9,472)  $    (77,456)
                                        =====================================================
CLASS F
---------------------------------------------------------------------------------------------
Sold                                       203,034   $  1,778,742      724,211   $  6,098,334
Dividends or Distributions Reinvested       48,076   $    419,050      106,167   $    897,919
Redeemed                                (1,250,133)  $(10,977,028)  (3,407,950)  $(28,788,616)
                                        -----------------------------------------------------
Net Decrease                              (999,023)  $ (8,779,236)  (2,577,572)  $(21,792,363)
                                        =====================================================
CLASS R
---------------------------------------------------------------------------------------------
Sold                                             0   $          0          288   $      2,500
Dividends or Distributions Reinvested           49   $        427           92   $        776
Redeemed                                      (225)  $     (2,000)      (1,074)  $     (9,000)
                                        -----------------------------------------------------
Net Decrease                                  (176)  $     (1,573)        (694)  $     (5,724)
                                        =====================================================
CLASS T
---------------------------------------------------------------------------------------------
Sold                                         1,996   $     18,199           11   $        100
Dividends or Distributions Reinvested           20   $        183           15   $        130
Redeemed                                       (12)  $       (103)        (127)  $     (1,086)
                                        -----------------------------------------------------
Net Increase (Decrease)                      2,004   $     18,279         (101)  $       (856)
                                        =====================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $45,164,624 and $57,621,280, respectively. Purchases and sales of long-term U.S. government obligations were $5,201,024 and $4,214,964, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

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

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

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

DREYFUS FOUNDERS BALANCED FUND
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0376SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
DISCOVERY FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 11
Statement of Investments                                                      13
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       19
Statements of Changes in Net Assets                                           20
Financial Highlights                                                          21
Notes to Financial Statements                                                 27

PAPERLESS DELIVERY OF THIS REPORT

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-10 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF BRAD ORR]

[PHOTO OF JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRAD ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

ANTICIPATING THE FEDERAL RESERVE

The majority of domestic equity markets were up broadly during the six-month period ended June 30, 2006. The investing environment that permeated the last quarter of 2005 extended into the first quarter of 2006, as investors anticipated an end to the interest-rate tightening campaign by the Federal Reserve and economic expectations continued to be of low inflation and solid growth. Also, during the first quarter, growth stocks outperformed value, and small-capitalization stocks continued their reign over their large-cap counterparts. The markets continued their bet on the economy's ability to walk the fine line between solid growth yet not at a pace that would warrant continued interest rate increases.

     In the second quarter, as it became apparent that the Federal Reserve was focused on increasing the federal funds rate until its inflationary concerns abated, the equity markets began sliding. The outperformance of small-cap growth stocks began to fade. In addition, high commodity prices and continued political tension from various sources weighed heavily on the investing environment.

SMALL-CAP GROWTH STOCKS BEGIN TO UNDERPERFORM

For the period, small-cap stocks significantly outperformed large-cap stocks. The Russell 2000 Index rose 8.21%, outpacing the 2.71% gain in the Standard & Poor's 500 Index and the -0.93% decline of the Russell 1000 Growth Index. In the small-cap universe, growth stocks underperformed value stocks as the Russell 2000 Growth Index increased 6.07%, while the Russell 2000 Value Index rose 10.44%.(1)

----------
(1) The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The total return figures cited for these indexes assume change in share prices and reinvestment of of dividends, but do not reflect the costs of managing a mutual fund.

     For the six-month period, the Dreyfus Founders Discovery Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 6.07% for the same period.

PORTFOLIO COMPOSITION REMAINS THE SAME

Our investment approach in managing the Fund remained consistent during the period, with no major shifts in portfolio composition. We continued to employ a bottom-up, fundamental approach in seeking to uncover small-cap growth companies with the greatest growth potential.

INDUSTRIALS OUTPERFORMS DUE TO STRONG STOCK SELECTION

In small-cap investing, without dramatic differences in sector allocation between the Fund and the benchmark, relative performance usually comes down to stock selection. With this in mind, we continued to find compelling growth opportunities during the period in the industrials sector. Although valuations appeared to be high in many areas of the sector, the fundamental strength and upside potential justified the valuations and warranted investment in the sector. By the end of the period, this sector proved to be the Fund's strongest performer on a relative basis, with the majority of outperformance attributed to strong stock selection.

"IN SMALL-CAP INVESTING, WITHOUT DRAMATIC DIFFERENCES IN SECTOR ALLOCATION BETWEEN THE FUND AND THE BENCHMARK, RELATIVE PERFORMANCE USUALLY COMES DOWN TO STOCK SELECTION."

     Numerous industrials stocks produced notable performance. Among them were HUB GROUP, INC., Hughes Supply, Inc. and OLD DOMINION FREIGHT LINE, INC. Hub Group, a freight intermodal transportation and logistics services provider, posted results that were better than expected, and the company once again raised earnings guidance. Hub Group executed a number of internal growth and margin opportunities, outperforming the already solid intermodal transportation industry. Wholesale industrial and construction supply distributor, Hughes Supply, was acquired during the period by Home Depot, Inc., and Old Dominion Freight Line saw its valuation expand as the company continued to show strong organic growth and better-than-expected revenue and earnings results.

INDIVIDUAL ISSUES PERFORMED STRONGLY

Information technology issue Trident Microsystems, Inc., a manufacturer of integrated circuits for use in digital media applications, performed strongly as the company continued to take market share in the rapidly growing advanced TV market. Revenue and earnings for both the fourth quarter of 2005 and the first quarter of 2006 beat investors' expectations.

SECTOR BENEFITING THE FUND
Industrials

     Although the sector as a whole did not perform well, health care holding MGI PHARMA, INC. boosted the Fund's relative performance. In late 2005, MGI received a conditional approval for one of its drugs, Dacogen(TM), from which the stock took a negative hit. During the same timeframe, the company's key drug, Aloxi(R), showed signs of slowing prescriptions. Revenue and earnings expectations were lowered, further depressing the stock. However, in the first half of 2006, the company received final approval of Dacogen, and showed stability in Aloxi prescriptions. The stock, therefore, performed well during the period as a result of the improved fundamentals and good valuation.

     Energy stock SUPERIOR ENERGY SERVICES, INC., a leading provider of specialized oilfield services and equipment, experienced an uptick in business after hurricane disruption of oil-well operations and related services throughout the Gulf of Mexico dampened demand in the industry. In addition,

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. RACKABLE SYSTEMS, INC. (RACK)      3.08%
 2. WMS INDUSTRIES, INC. (WMS)         2.80%
 3. ev3, INC. (EVW)                    2.78%
 4. MGI PHARMA, INC. (MOGN)            2.67%
 5. TRAMMELL CROW COMPANY (TCC)        2.62%
 6. AEROFLEX, INC. (ARXX)              2.46%
 7. NCI BUILDING SYSTEMS, INC. (NCS)   2.41%
 8. KFx, INC. (KFX)                    2.36%
 9. KNOLL, INC. (KNL)                  2.16%
10. HUB GROUP, INC. CLASS A (HUBG)     2.14%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

              DREYFUS
              FOUNDERS      RUSSELL 2000
              DISCOVERY        GROWTH
             FUND-CLASS F       INDEX
             ------------   ------------
 6/28/1996      $10,000        $10,000
 6/30/1997      $10,173        $10,460
 6/30/1998      $12,280        $11,840
 6/30/1999      $16,386        $12,823
 6/30/2000      $30,400        $16,463
 6/29/2001      $21,327        $12,621
 6/28/2002      $15,709        $ 9,465
 6/30/2003      $14,232        $ 9,530
 6/30/2004      $18,143        $12,537
 6/30/2005      $18,691        $13,074
 6/30/2006      $19,393        $14,981

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The total return figures cited for the Russell 2000 Growth Index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)        DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (4.35%)   (2.19%)  (3.04%)      --       (4.82%)
Without sales charge          1.50%     3.79%   (1.88%)      --       (3.95%)

B SHARES (12/31/99)
With redemption*             (2.97%)   (1.22%)  (3.19%)      --       (4.81%)
Without redemption            1.03%     2.78%   (2.80%)      --       (4.81%)

C SHARES (12/31/99)
With redemption**             0.11%     1.89%   (2.77%)      --       (4.78%)
Without redemption            1.11%     2.89%   (2.77%)      --       (4.78%)

F SHARES (12/29/89)           1.50%     3.76%   (1.88%)     6.85%     12.10%

R SHARES (12/31/99)           1.61%     4.05%   (1.61%)      --       (3.69%)

T SHARES (12/31/99)
With sales charge (4.50%)    (3.28%)   (1.26%)  (3.24%)      --       (5.03%)
Without sales charge          1.29%     3.40%   (2.35%)      --       (4.35%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

a backlog of work has risen steadily as wells are brought online. The company's earnings, after a short period of impact, were better than expected.

     Finally, consumer discretionary issue AARON RENTS, INC. overcame sales disruptions due to last year's hurricanes and increased spending to keep stores open during the hurricanes' aftermath. Although the company's stock price dropped in 2005, we felt the market was viewing the situation incorrectly. We saw through the short-term depression of margins and invested in the stock at an attractive valuation. Sales momentum continued and margins recovered, driving the stock up.

     Although the Fund exhibited strong stock selection in the consumer discretionary and materials sectors, this gain was offset by poor relative weightings, contributing flat or slightly weak relative performance in each sector.

WEAK STOCK SELECTION IN CERTAIN SECTORS HAMPERED PERFORMANCE

SECTORS DETRACTING FROM THE FUND
Information Technology
Health Care
Energy

The information technology (IT) sector provided the worst relative performance in the Fund for the period. The investment team has had difficulty finding compelling growth opportunities in this sector; valuations remained relatively high throughout the period, and evidence of flattening and even deteriorating fundamentals were found in many areas of the sector. Weak stock picking curtailed our efforts to outperform the benchmark by underweighting the Fund in this sector. For example, IT holding Merge Technologies Inc. held several large contracts deemed by auditors to require changes to the company's revenue recognition policies. These changes caused a large revenue and earnings revision downward, leading many investors to doubt the company's growth strategy and ultimate earnings power. The Fund no longer held this stock at the end of the period as we shared these concerns. Another IT issue, MONOLITHIC POWER SYSTEMS, INC., a designer and manufacturer of analog and mixed-signal high performance semiconductors, experienced weakness attributed to both slightly weak guidance and concerns about the company's end markets. The Fund held a position in this stock at the end of the period, as we believed that the perception has been worse than the reality of the company's situation.

     A slight overweight position and poor stock selection in the healthcare sector also hampered the Fund's relative return. Manufacturer of drug-infusion pumps and post-operative implantable catheters I-FLOW CORPORATION saw some sales disruption in its oncology segment due to supply interruption of a commonly used chemotherapy drug. Results were relatively in line with expectations excluding this disruption, but the stock did not perform well. Decelerating growth in the company's largest and fastest growing segment weighed on the stock more recently. MATRIA HEALTHCARE, INC., which provides disease management programs for health plans and employers, saw its stock price decline during the period due to integration issues surrounding a large acquisition, primarily related to customer disruption and delayed action on new business wins. These issues caused the company to reduce earnings expectations for the year. DEXCOM, INC., a manufacturer of continuous glucose monitoring systems for diabetics, experienced a number of issues that caused pressure on the stock. After receiving approval for its first generation monitoring system late in the first quarter of 2006, the initial uptake of the product post-launch was slower than analysts expected, although not out of the company's expected range. Concerns regarding the timing of reimbursement for the system were also raised. Finally, rumors surfaced that the company would recall the product due to malfunction, sending the stock price tumbling, although no recall had occurred by the end of the period.

PORTFOLIO COMPOSITION OF NET ASSETS

                                     [CHART]

Consumer Discretionary       19.72%
Information Technology       19.61%
Industrials                  18.52%
Health Care                  16.74%
Financials                    8.58%
Energy                        7.81%
Consumer Staples              1.96%
Telecommunication Services    1.91%
Materials                     1.49%
Cash & Equivalents            3.66%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     The Fund's weak stock picking in the energy and telecommunications services sectors also produced a drain on relative performance. Likewise, an underweight position in the strong performing energy sector weighed on the Fund.

SELECT STOCKS UNDERPERFORMED

Individual issues also performed poorly for the Fund, including consumer discretionary holdings PACIFIC SUNWEAR OF CALIFORNIA, INC. and Red Robin Gourmet Burgers, Inc. Pacific Sunwear had difficulty solidifying its store merchandising mix, which resulted in lower store traffic levels, lower same-store sales, bloated inventory levels and lower earnings. Red Robin also saw traffic slow during the fourth quarter of 2005, resulting in lower revenue growth and significantly lower earnings. The company's expense overruns were also concerning to investors. The Fund no longer held this stock at the end of the period due to these and other concerns.

     As we head into the second half of 2006, the Fund's management team will change. Effective August 1, 2006, B. Randall Watts, Jr. will assume portfolio management responsibilities for the Fund, replacing Bradley C. Orr and James D. Padgett.

     We will continue to employ our bottom-up process to identify high-quality companies we believe are capable of posting strong future earnings growth at valuations that are attractive.


/s/ Bradley C. Orr, CFA                 /s/ James (J.D.) Padgett, CFA
------------------------------------    ----------------------------------------
Bradley C. Orr, CFA                     James (J.D.) Padgett, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,015.00          $ 7.34
CLASS A HYPOTHETICAL      1,000.00        1,017.41            7.38
CLASS B ACTUAL            1,000.00        1,010.30           12.21
CLASS B HYPOTHETICAL      1,000.00        1,012.49           12.30
CLASS C ACTUAL            1,000.00        1,011.10           11.62
CLASS C HYPOTHETICAL      1,000.00        1,013.10           11.70
CLASS F ACTUAL            1,000.00        1,015.00            7.44
CLASS F HYPOTHETICAL      1,000.00        1,017.31            7.48
CLASS R ACTUAL            1,000.00        1,016.10            6.10
CLASS R HYPOTHETICAL      1,000.00        1,018.67            6.12
CLASS T ACTUAL            1,000.00        1,012.90            8.88
CLASS T HYPOTHETICAL      1,000.00        1,015.86            8.94

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect earnings credits.

          EXPENSE RATIO
          -------------
CLASS A       1.47%
CLASS B       2.45%
CLASS C       2.33%
CLASS F       1.49%
CLASS R       1.22%
CLASS T       1.78%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--92.4%
AIR FREIGHT & LOGISTICS--2.6%
309,844   Hub Group, Inc. Class A*                                   $ 7,600,469
 69,000   UTI Worldwide, Inc.                                          1,740,870
                                                                     -----------
                                                                       9,341,339
                                                                     -----------
APPAREL RETAIL--1.2%
237,873   Pacific Sunwear of California, Inc.*                         4,265,063
                                                                     -----------
APPLICATION SOFTWARE--2.8%
348,750   Nuance Communications, Inc.*                                 3,508,425
325,836   Witness Systems, Inc.*                                       6,572,112
                                                                     -----------
                                                                      10,080,537
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
 65,525   Affiliated Managers Group, Inc.*                             5,693,467
                                                                     -----------
BUILDING PRODUCTS--2.4%
160,713   NCI Building Systems, Inc.*                                  8,545,110
                                                                     -----------
CASINOS & GAMING--2.8%
361,975   WMS Industries, Inc.*                                        9,914,495
                                                                     -----------
CATALOG RETAIL--1.2%
398,325   ValueVision Media, Inc. Class A*                             4,393,525
                                                                     -----------
COAL & CONSUMABLE FUEL--2.3%
548,525   KFx, Inc.*                                                   8,381,462
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--3.1%
276,313   Rackable Systems, Inc.*                                     10,911,600
                                                                     -----------
CONSTRUCTION & ENGINEERING--3.5%
139,350   Foster Wheeler Limited*                                      6,019,920
290,751   Perini Corporation*                                          6,541,898
                                                                     -----------
                                                                      12,561,818
                                                                     -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.5%
186,911   ASV, Inc.*                                                   4,306,429
 93,237   Bucyrus International, Inc. Class A                          4,708,469
                                                                     -----------
                                                                       9,014,898
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
139,550   CRA International, Inc.*                                     6,299,287
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
276,300   Evergreen Solar, Inc.*                                       3,586,374
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.5%
746,540   Aeroflex, Inc.*                                              8,712,122
                                                                     -----------
FOOD DISTRIBUTORS--2.0%
275,605   Central European Distribution Corporation*                   6,934,222
                                                                     -----------
GOLD--1.5%
139,475   Glamis Gold Limited*                                         5,280,524
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--10.5%
122,275   ArthroCare Corporation*                                    $ 5,136,773
161,580   Dexcom, Inc.*                                                2,194,256
664,872   ev3, Inc.*                                                   9,846,754
612,764   I-Flow Corporation*                                          6,630,106
134,020   Integra LifeSciences Holdings*                               5,201,316
 90,725   Neurometrix, Inc.*                                           2,763,484
290,050   NuVasive, Inc.*                                              5,287,612
                                                                     -----------
                                                                      37,060,301
                                                                     -----------
HEALTHCARE FACILITIES--3.1%
136,600   LCA - Vision, Inc.                                           7,227,506
120,846   United Surgical Partners International, Inc.*                3,633,839
                                                                     -----------
                                                                      10,861,345
                                                                     -----------
HEALTHCARE SERVICES--0.6%
91,975    Matria Healthcare, Inc.*                                     1,970,105
                                                                     -----------
HOME FURNISHING RETAIL--2.0%
268,531   Aaron Rents, Inc.                                            7,218,113
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--1.8%
148,315   Gaylord Entertainment Company*                               6,472,467
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
164,625   Resources Connection, Inc.*                                  4,118,918
                                                                     -----------
INTERNET SOFTWARE & SERVICES--2.2%
278,302   Digitas, Inc.*                                               3,233,869
538,000   EarthLink Network, Inc.*                                     4,659,080
                                                                     -----------
                                                                       7,892,949
                                                                     -----------
LEISURE FACILITIES--1.6%
119,675   Life Time Fitness, Inc.*                                     5,537,362
                                                                     -----------
LIFE & HEALTH INSURANCE--0.9%
285,136   American Equity Investment Life Holding Company              3,039,550
                                                                     -----------
OFFICE SERVICES & SUPPLIES--2.2%
417,006   Knoll, Inc.                                                  7,656,230
                                                                     -----------
OIL & GAS DRILLING--1.0%
166,851   Bronco Drilling Company, Inc.*                               3,485,517
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--4.5%
 74,450   Hydril*                                                      5,845,814
122,075   Superior Energy Services, Inc.*                              4,138,343
192,426   TETRA Technologies, Inc.*                                    5,828,584
                                                                     -----------
                                                                      15,812,741
                                                                     -----------
PHARMACEUTICALS--2.7%
439,500   MGI Pharma, Inc.*                                            9,449,250
                                                                     -----------
REAL ESTATE MANAGEMET & DEVELOPMENT--2.6%
264,100   Trammell Crow Company*                                       9,288,397
                                                                     -----------
REGIONAL BANKS--1.4%
112,275   SVB Financial Group*                                         5,104,022
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
RESTAURANTS--1.6%
276,650   Ruth's Chris Steak House, Inc.*                           $  5,649,193
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.6%
610,080   Entegris, Inc.*                                              5,814,062
                                                                    ------------
SEMICONDUCTORS--5.7%
223,450   DSP Group, Inc.*                                             5,552,733
186,175   Microsemi Corporation*                                       4,538,947
380,200   Monolithic Power Systems, Inc.*                              4,497,766
952,800   RF Micro Devices, Inc.*                                      5,688,216
                                                                    ------------
                                                                      20,277,662
                                                                    ------------
SPECIALTY STORES--3.6%
133,718   Guitar Center, Inc.*                                         5,946,439
258,800   Sotheby's Holdings, Inc. Class A*                            6,793,500
                                                                    ------------
                                                                      12,739,939
                                                                    ------------
SYSTEMS SOFTWARE--1.6%
157,550   Quality Systems, Inc.                                        5,800,991
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--2.0%
510,075   NewAlliance Bancshares, Inc.                                 7,299,173
                                                                    ------------
TRUCKING--1.3%
119,562   Old Dominion Freight Line, Inc.*                             4,494,336
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
522,595   InPhonic, Inc.*                                              3,292,349
236,775   Syniverse Holdings, Inc.*                                    3,480,593
                                                                    ------------
                                                                       6,772,942
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$329,910,286)                                                 327,731,408
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.9%
HOTELS, RESORTS & CRUISE LINES--3.9%
211,075   Intrawest Corporation (CA)                                   6,724,850
 88,000   Kerzner International Limited (BA)*                          6,976,640
                                                                    ------------
                                                                      13,701,490
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,687,577)                                                   13,701,490
                                                                    ------------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.8%
SPECIAL PURPOSE ENTITY--3.8%
$13,300,000   CAFCO LLC
              5.33% 7/3/06~                                        $ 13,296,062
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$13,296,062)                                        13,296,062
                                                                   ------------
TOTAL INVESTMENTS--100.1%
(TOTAL COST--$354,893,925)                                          354,728,960
                                                                   ------------
OTHER ASSETS AND LIABILITIES--(0.1%)                                   (323,768)
                                                                   ------------
NET ASSETS--100.0%                                                 $354,405,192
                                                                   ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $13,296,062, OR 3.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     BA - BAHAMA ISLANDS

     CA - CANADA

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                    $ 354,893,925
                                                                  -------------
Investment securities, at market                                    354,728,960
Cash                                                                     91,325
Receivables:
   Investment securities sold                                           885,456
   Capital shares sold                                                  287,846
   Dividends and interest                                                 4,417
Other assets                                                             75,817
                                                                  -------------
Total Assets                                                        356,073,821
                                                                  -------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Capital shares redeemed                                              965,612
   Advisory fees                                                        271,633
   Shareholder servicing fees                                            30,380
   Accounting fees                                                       17,289
   Distribution fees                                                    103,174
   Transfer agency fees                                                  38,551
   Custodian fees                                                         2,331
   To transfer agent                                                        880
   Directors' deferred compensation                                      75,817
   Other                                                                162,962
                                                                  -------------
Total Liabilities                                                     1,668,629
                                                                  -------------
Net Assets                                                        $ 354,405,192
                                                                  =============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 613,591,459
Accumulated net investment loss                                      (2,490,863)
Accumulated net realized loss from security transactions           (256,530,439)
Net unrealized depreciation on investments                             (164,965)
                                                                  -------------
Total                                                             $ 354,405,192
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $ 44,189,465
Shares Outstanding                                                     1,520,831
Net Asset Value, Redemption Price Per Share                         $      29.06
Maximum offering price per share
   (net asset value plus sales charge of 5.75% of offering price)   $      30.83

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  7,565,035
Shares Outstanding                                                       276,332
Net Asset Value, Offering and Redemption Price
   (excluding applicable contingent
   deferred sales charge) Per Share                                 $      27.38

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  3,791,369
Shares Outstanding                                                       138,190
Net Asset Value, Offering and Redemption Price
   (excluding applicable contingent
   deferred sales charge) Per Share                                 $      27.44
CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $288,516,035
Shares Outstanding                                                     9,947,012
Net Asset Value, Offering and Redemption Price Per Share            $      29.01

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $ 10,146,962
Shares Outstanding                                                       343,006
Net Asset Value, Offering and Redemption Price Per Share            $      29.58

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $    196,326
Shares Outstanding                                                         6,945
Net Asset Value, Redemption Price Per Share                         $      28.27
Maximum offering price per share (net asset value plus sales charge of (net asset value plus sales charge of 4.50% of
   offering price)                                                  $      29.60

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $    481,156
Interest                                                                215,498
Foreign taxes withheld                                                   (2,244)
                                                                   ------------
Total Investment Income                                                 694,410
                                                                   ------------
EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                 1,862,506
Shareholder servicing fees--Note 2                                      203,948
Accounting fees--Note 2                                                 121,092
Distribution fees--Note 2                                               349,196
Transfer agency fees--Note 2                                            217,313
Registration fees                                                        35,120
Postage and mailing expenses                                             21,030
Custodian fees and expenses--Note 2                                      10,884
Printing expenses                                                        40,000
Legal and audit fees                                                     84,900
Directors' fees and expenses--Note 2                                     60,910
Other expenses                                                           57,122
                                                                   ------------
   Total Expenses                                                     3,064,021
   Earnings Credits                                                     (10,884)
                                                                   ------------
   Net Expenses                                                       3,053,137
                                                                   ------------
Net Investment Loss                                                  (2,358,727)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           28,654,066
Net Change in Unrealized Appreciation/Depreciation of Investments   (18,243,972)
                                                                   ------------
Net Realized and Unrealized Gain                                     10,410,094
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  8,051,367
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                           SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                   JUNE 30, 2006    DECEMBER 31, 2005
-------------------------------------------------------------------------------
Net Investment Loss                          $ (2,358,727)      $  (6,209,050)
Net Realized Gain on Security
   Transactions                                28,654,066         104,859,627
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments                                (18,243,972)       (110,156,860)
                                             ------------       -------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                    8,051,367         (11,506,283)
                                             ------------       -------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                       (147,358)        (19,962,138)
   Class B                                     (7,032,669)         (4,382,098)
   Class C                                       (690,283)         (2,118,101)
   Class F                                    (70,635,857)       (190,412,627)
   Class R                                      1,900,208         (62,960,862)
   Class T                                     (1,076,046)           (434,663)
                                             ------------       -------------
Net Decrease from Capital Share
   Transactions                               (77,682,005)       (280,270,489)
                                             ------------       -------------
Net Decrease in Net Assets                    (69,630,638)       (291,776,772)
                                             ------------       -------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                          $424,035,830       $ 715,812,602
                                             ------------       -------------
End of Period                                $354,405,192       $ 424,035,830
                                             ============       =============
Accumulated Net Investment Loss              $ (2,490,863)      $    (132,136)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                SIX MONTHS
                                              ENDED JUNE 30,            YEAR ENDED DECEMBER 31,
                                                   2006          2005        2004      2003      2002
                                              --------------   -------------------------------------
CLASS A SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 28.63       $ 28.82     $ 26.04   $ 19.09   $ 28.50
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.18)        (0.28)(a)   (0.64)    (0.36)    (0.31)
Net realized and unrealized gains
   (losses) on securities                           0.61          0.09        3.42      7.31     (9.10)
                                                 -----------------------------------------------------
Total from investment operations                    0.43         (0.19)       2.78      6.95     (9.41)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00          0.00        0.00      0.00      0.00
From net realized gains                             0.00          0.00        0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                 0.00          0.00        0.00      0.00      0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 29.06       $ 28.63     $ 28.82   $ 26.04   $ 19.09
                                                 =====================================================
TOTAL RETURN(b)                                     1.50%        (0.66%)     10.68%    36.41%   (33.02%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $44,189       $45,092     $65,763   $79,630   $67,184
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         1.47%         1.47%       1.38%     1.50%     1.35%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.47%         1.45%       1.37%     1.50%     1.35%
Net investment loss                                (1.13%)       (1.09%)     (1.11%)   (1.25%)   (1.08%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           136%          160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS
                                              ENDED JUNE 30,            YEAR ENDED DECEMBER 31,
                                                   2006          2005        2004      2003      2002
                                              --------------   ---------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $27.10        $ 27.55     $ 25.12   $ 18.60   $ 28.03
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                               (0.29)(a)      (0.54)(a)   (1.07)    (0.81)    (0.69)
Net realized and unrealized gains
   (losses) on securities                          0.57           0.09        3.50      7.33     (8.74)
                                                 -----------------------------------------------------
Total from investment operations                   0.28          (0.45)       2.43      6.52     (9.43)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                         0.00           0.00        0.00      0.00      0.00
From net realized gains                            0.00           0.00        0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                0.00           0.00        0.00      0.00      0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $27.38        $ 27.10     $ 27.55   $ 25.12   $ 18.60
                                                 =====================================================
TOTAL RETURN(b)                                    1.03%         (1.63%)      9.67%    35.05%   (33.64%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $7,565        $13,964     $18,795   $21,009   $18,804
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)        2.46%          2.44%       2.30%     2.56%     2.26%
Expenses with reimbursements, earnings
   credits and brokerage offsets                   2.45%          2.43%       2.29%     2.56%     2.26%
Net investment loss                               (2.09%)        (2.06%)     (2.03%)   (2.31%)   (1.98%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                          136%           160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,            YEAR ENDED DECEMBER 31,
                                                 2006        2005       2004       2003    2002
                                              ----------   --------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $27.14       $27.57      $25.14    $18.60   $ 28.05
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                            (0.29)(a)    (0.50)(a)   (1.53)    (0.94)    (0.86)
Net realized and unrealized gains
   (losses) on securities                       0.59         0.07        3.96      7.48     (8.59)
                                              ---------------------------------------------------
Total from investment operations                0.30        (0.43)       2.43      6.54     (9.45)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      0.00         0.00        0.00      0.00      0.00
From net realized gains                         0.00         0.00        0.00      0.00      0.00
                                              ---------------------------------------------------
Total distributions                             0.00         0.00        0.00      0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $27.44       $27.14      $27.57    $25.14   $ 18.60
                                              ===================================================

TOTAL RETURN(b)                                 1.11%       (1.56%)      9.67%    35.16%   (33.69%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $3,791       $4,391      $6,668    $8,352   $ 7,794
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)     2.34%        2.36%       2.28%     2.52%     2.27%
Expenses with reimbursements, earnings
   credits and brokerage offsets                2.33%        2.35%       2.27%     2.52%     2.26%
Net investment loss                            (1.98%)      (1.98%)     (2.01%)   (2.28%)   (1.99%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                       136%         160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                 2006         2005          2004        2003        2002
                                              ----------    ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $  28.58      $  28.77      $  25.98    $  19.04    $  28.45
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.17)(a)     (0.30)(a)     (0.69)      (0.35)      (0.36)
Net realized and unrealized gains
   (losses) on securities                         0.60          0.11          3.48        7.29       (9.05)
                                              ------------------------------------------------------------
Total from investment operations                  0.43         (0.19)         2.79        6.94       (9.41)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00          0.00          0.00        0.00        0.00
From net realized gains                           0.00          0.00          0.00        0.00        0.00
                                              ------------------------------------------------------------
Total distributions                               0.00          0.00          0.00        0.00        0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $  29.01      $  28.58      $  28.77    $  25.98    $  19.04
                                              ============================================================

TOTAL RETURN                                      1.50%        (0.66%)       10.74%      36.45%     (33.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $288,516      $351,087      $550,622    $638,880    $498,970
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)       1.49%         1.46%         1.35%       1.53%       1.41%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  1.49%         1.45%         1.34%       1.53%       1.40%
Net investment loss                              (1.14%)       (1.09%)       (1.08%)     (1.29%)     (1.13%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                         136%          160%           98%        130%        128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,             YEAR ENDED DECEMBER 31,
                                                 2006       2005         2004       2003       2002
                                              ----------   -----------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $ 29.11      $29.22      $ 26.32    $ 19.23    $ 28.64
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.14)(a)   (0.24)(a)    (0.24)     (0.17)     (0.18)
Net realized and unrealized gains
   (losses) on securities                        0.61        0.13         3.14       7.26      (9.23)
                                              ------------------------------------------------------
Total from investment operations                 0.47       (0.11)        2.90       7.09      (9.41)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       0.00        0.00         0.00       0.00       0.00
From net realized gains                          0.00        0.00         0.00       0.00       0.00
                                              ------------------------------------------------------
Total distributions                              0.00        0.00         0.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $ 29.58      $29.11      $ 29.22    $ 26.32    $ 19.23
                                              ======================================================

TOTAL RETURN                                     1.61%      (0.38%)      11.02%     36.87%    (32.86%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $10,147      $8,315      $72,317    $65,240    $42,872
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)      1.23%       1.18%        1.11%      1.21%      1.10%
Expenses with reimbursements, earnings
   credits and brokerage offsets                 1.22%       1.17%        1.10%      1.21%      1.10%
Net investment loss                             (0.88%)     (0.80%)      (0.83%)    (0.96%)    (0.82%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                        136%        160%          98%       130%       128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS                    YEAR ENDED
                                       ENDED JUNE 30,                 DECEMBER 31,
                                            2006         2005        2004      2003       2002
                                       --------------   -----------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $27.91       $28.18      $25.55    $18.79    $ 28.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                         (0.23)(a)    (0.38)(a)   (0.65)    (0.31)     (0.54)
Net realized and unrealized gains
   (losses) on securities                    0.59         0.11        3.28      7.07      (8.91)
                                       ----------------------------------------------------------
Total from investment operations             0.36        (0.27)       2.63      6.76      (9.45)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                   0.00         0.00        0.00      0.00       0.00
From net realized gains                      0.00         0.00        0.00      0.00       0.00
                                       ----------------------------------------------------------
Total distributions                          0.00         0.00        0.00      0.00       0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $28.27       $27.91      $28.18    $25.55    $ 18.79
                                       ==========================================================
TOTAL RETURN(b)                              1.29%       (0.96%)     10.29%    35.98%    (33.46%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $  196       $1,187      $1,648    $1,788    $ 1,291
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage
   offsets(c)                                1.78%        1.77%       1.71%     1.91%      2.06%
Expenses with reimbursements,
   earnings credits and brokerage
   offsets                                   1.78%        1.76%       1.70%     1.90%      2.06%
Net investment loss                         (1.46%)      (1.40%)     (1.44%)   (1.66%)    (1.79%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                    136%         160%         98%      130%       128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $119,324 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $52,999 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A     $ 3,900
                              ---------------------
                              Class B     $13,829
                              ---------------------
                              Class C     $ 2,753
                              ---------------------
                              Class R     $   968
                              ---------------------
                              Class T     $   164
                              ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $2,938 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $142,700 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $291,802 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $65,174
                     ---------------------------------------
                     Class B      $40,863         $13,621
                     ---------------------------------------
                     Class C      $16,054         $ 5,352
                     ---------------------------------------
                     Class T      $   477         $   477
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $340 and $2 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $13,737 and $768 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $0. The amount paid to Mellon Bank was $10,884.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            -------------------------
                            2009         $ 38,219,881
                            -------------------------
                            2010         $230,439,968
                            -------------------------
                            2011         $ 14,100,467
                            -------------------------
                                         $282,760,316
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              ----------------------------------------------------
              Federal Tax Cost                        $356,569,914
              ----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 29,343,623
              ----------------------------------------------------
              Gross Tax Depreciation of Investments   $(31,184,577)
              ----------------------------------------------------
              Net Tax Depreciation                    $ (1,840,954)
              ----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED               YEAR ENDED
                                JUNE 30, 2006          DECEMBER 31, 2005
CLASS A                    Shares       Amount       Shares        Amount
-----------------------------------------------------------------------------
Sold                        790,294  $ 25,006,663     608,634  $  16,949,413
Redeemed                   (844,698) $(25,154,021) (1,315,511) $ (36,911,551)
                         ----------------------------------------------------
Net Decrease                (54,404) $   (147,358)   (706,877) $ (19,962,138)
                         ====================================================

CLASS B
-----------------------------------------------------------------------------
Sold                          2,010  $     58,647       6,784  $     179,523
Redeemed                   (240,928) $ (7,091,316)   (173,781) $  (4,561,621)
                         ----------------------------------------------------
Net Decrease               (238,918) $ (7,032,669)   (166,997) $  (4,382,098)
                         ====================================================

CLASS C
-----------------------------------------------------------------------------
Sold                         11,868  $    350,995       7,954  $     207,689
Redeemed                    (35,425) $ (1,041,278)    (88,042) $  (2,325,790)
                         ----------------------------------------------------
Net Decrease                (23,557) $   (690,283)    (80,088) $  (2,118,101)
                         ====================================================

CLASS F
-----------------------------------------------------------------------------
Sold                        397,938  $ 12,203,622   1,487,909  $  40,938,769
Redeemed                 (2,736,222) $(82,839,479) (8,342,143) $(231,351,396)
                         ----------------------------------------------------
Net Decrease             (2,338,284) $(70,635,857) (6,854,234) $(190,412,627)
                         ====================================================

CLASS R
-----------------------------------------------------------------------------
Sold                        185,350  $  5,872,913     348,073  $   9,843,662
Redeemed                   (127,999) $ (3,972,705) (2,537,460) $ (72,804,524)
                         ----------------------------------------------------
Net Increase (Decrease)      57,351  $  1,900,208  (2,189,387) $ (62,960,862)
                         ====================================================

CLASS T
-----------------------------------------------------------------------------
Sold                            916  $     27,950       8,141  $     222,678
Redeemed                    (36,505) $ (1,103,996)    (24,068) $    (657,341)
                         ----------------------------------------------------
Net Decrease                (35,589) $ (1,076,046)    (15,927) $    (434,663)
                         ====================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $227,560,370 and $303,923,478 respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

DREYFUS FOUNDERS DISCOVERY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0370SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
EQUITY GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                  9
Statement of Investments                                                      11
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

PAPERLESS DELIVERY OF THIS REPORT

     Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

EQUITY MARKETS END PERIOD LOWER

The period began with strong consumer confidence, a steadily growing economy and low inflation. However, high crude oil prices continued to press down on businesses and consumers, and the Federal Reserve moved forward with its monetary tightening campaign. Growing investor concern over the Federal Reserve's future direction diminished the positive backdrop for the markets. The markets' decline began in May and lasted through the end of the period.

     For the six-month period ended June 30, 2006, Dreyfus Founders Equity Growth Fund compared favorably1 to the -0.93% return for the Russell 1000 Growth Index, the Fund's benchmark.

CONSUMER STOCKS BOOSTED FUND PERFORMANCE

The Fund's investment strategy remained the same. We continued to search company by company, analyzing fundamentals and speaking with management teams and industry experts in an attempt to uncover the best growth opportunities for the Fund. Our efforts in finding strong-performing growth stocks materialized during the period, as the Fund showed strong stock picking in a number of sectors, including the consumer discretionary, consumer staples, materials and financials sectors. Relative exposure to the aforementioned sectors, excluding the materials sector, also played a positive role in the Fund's return.

                "OUR EFFORTS IN FINDING STRONG-PERFORMING GROWTH
                     STOCKS MATERIALIZED DURING THE PERIOD."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 6 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

SECTORS BENEFITING THE FUND
Consumer Discretionary
Consumer Staples
Financials/Materials

     Pixar, Inc., COMCAST CORPORATION, KOHL'S CORPORATION and BEST BUY COMPANY, INC. proved to be solid consumer discretionary picks as well as strong overall performers for the Fund. Pixar saw its stock price increase on strong demand for its animated feature-length, family-friendly films. Comcast benefited from strong demand for its products, primarily its multi-service bundled packages. Kohl's experienced improved revenue and earnings growth trends driven by higher sales, as the department store industry saw a reduction in capacity. Best Buy's stock price rose on strong consumer spending on a variety of products.

     Notable performance was also exhibited by SCHLUMBERGER LIMITED. High oil prices created an increased level of activity related to finding and developing new oil and gas fields, which promoted healthy demand and pricing for oil-services provider Schlumberger.

INDUSTRIALS, TELECOM AND UTILITIES HAMPERED THE FUND'S RETURN

Although the industrials sector was a strong performer during the period overall, a relative underweight position in this sector caused it to be the worst-performing sector in the Fund. Weak stock selection in the

LARGEST EQUITY HOLDINGS (ticker symbol)

 1.   GENERAL ELECTRIC COMPANY (GE)                                        3.62%
 2.   MICROSOFT CORPORATION (MSFT)                                         3.37%
 3.   GOOGLE, INC. CLASS A (GOOG)                                          2.76%
 4.   EXXONMOBIL CORPORATION (XOM)                                         2.22%
 5.   CISCO SYSTEMS, INC. (CSCO)                                           2.21%
 6.   WYETH (WYG)                                                          2.05%
 7.   PROCTER & GAMBLE COMPANY (PG)                                        1.95%
 8.   ADOBE SYSTEMS, INC. (ADBE)                                           1.95%
 9.   COLGATE-PALMOLIVE COMPANY (CL)                                       1.90%
10.   EMERSON ELECTRIC COMPANY (EMR)                                       1.88%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

              DREYFUS
              FOUNDERS      RUSSELL 1000
            EQUITY GROWTH      GROWTH
            FUND-CLASS F       INDEX
            -------------   ------------
 6/28/1996      $10,000         $10,000
 6/30/1997      $12,129         $13,134
 6/30/1998      $14,545         $17,257
 6/30/1999      $15,517         $21,962
 6/30/2000      $16,442         $27,598
 6/29/2001      $11,938         $17,615
 6/28/2002      $ 9,740         $12,949
 6/30/2003      $ 9,795         $13,330
 6/30/2004      $11,444         $15,713
 6/30/2005      $11,835         $15,977
 6/30/2006      $12,844         $16,954

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Equity Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume changes in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1      5        10       SINCE
CLASS (INCEPTION DATE)        DATE+    YEAR   YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (5.39%)   1.93%  (0.41%)     --     (5.74%)
Without sales charge          0.39%    8.21%   0.77%      --     (4.88%)
B SHARES (12/31/99)
With redemption*             (4.00%)   3.21%  (0.06%)     --     (5.45%)
Without redemption            0.00%    7.21%   0.34%      --     (5.45%)
C SHARES (12/31/99)
With redemption**            (0.79%)   6.59%   0.01%      --     (5.66%)
Without redemption            0.21%    7.59%   0.01%      --     (5.66%)
F SHARES (7/5/38)             0.58%    8.53%   1.47%    2.53%      N/A
R SHARES (12/31/99)           0.97%    8.91%   1.07%      --     (4.58%)
T SHARES (12/31/99)
With sales charge (4.50%)    (4.33%)   3.18%  (0.95%)     --     (6.27%)
Without sales charge          0.21%    8.00%  (0.03%)     --     (5.60%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

telecommunications sector also hampered the Fund's performance for the period, as did a lack of exposure in the utilities sector, in which the Fund found no compelling growth stories.

SECTORS DETRACTING FROM THE FUND
Industrials
Telecommunication Services
Utilities

INDIVIDUAL STOCKS HURT PERFORMANCE

The information technology (IT) sector produced mixed results during the period, as some IT stocks performed strongly while others saw declines. As no broad industry factors hit the sector, poor performance was due to company-specific difficulties. As consumers awaited ADOBE SYSTEMS, INC.'s launch of numerous software upgrades, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION's delay of its updated office suite and new operating system, Windows Vista, weighed on the stock's performance. In addition, the company also indicated that spending levels for 2006 would be elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for

PORTFOLIO COMPOSITION OF NET ASSETS

                                     [CHART]

Information Technology       30.85%
Consumer Staples             13.66%
Health Care                  12.64%
Consumer Discretionary       10.62%
Financials                    9.81%
Industrials                   9.02%
Energy                        4.03%
Materials                     1.51%
Telecommunication Services    0.50%
Other                         4.59%
Cash & Equivalents            2.77%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

earnings growth. INTEL CORPORATION's stock price dropped on poor revenue growth and margin deterioration due to lost market share.

     Healthcare holding BOSTON SCIENTIFIC CORPORATION also saw a decline in its share price. The company recently acquired medical-device maker Guidant Corporation, but after the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators (ICDs), dropped, impacting Boston Scientific and a number of companies within the industry.

     Finally, during the period, consumer discretionary issue Advance Auto Parts, Inc. was negatively impacted by a company announcement that high gasoline prices, high interest rates, and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

     As we move into the second half of 2006, we will continue to employ a bottom-up research approach to selecting growth stocks that we believe have the potential to post superior revenue and earnings growth.


/s/ John Jares
--------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                  BEGINNING         ENDING       EXPENSES PAID
                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                   (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
                                ------------------------------------------------
CLASS A ACTUAL                    $1,000.00       $1,003.90          $ 6.16
CLASS A HYPOTHETICAL               1,000.00        1,018.57            6.23
CLASS B ACTUAL                     1,000.00        1,000.00           10.81
CLASS B HYPOTHETICAL               1,000.00        1,013.85           10.94
CLASS C ACTUAL                     1,000.00        1,002.10            9.63
CLASS C HYPOTHETICAL               1,000.00        1,015.05            9.74
CLASS F ACTUAL                     1,000.00        1,005.80            5.37
CLASS F HYPOTHETICAL               1,000.00        1,019.37            5.42
CLASS R ACTUAL                     1,000.00        1,009.70            4.83
CLASS R HYPOTHETICAL               1,000.00        1,019.92            4.87
CLASS T ACTUAL                     1,000.00        1,002.10            7.60
CLASS T HYPOTHETICAL               1,000.00        1,017.11            7.68

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates and earnings credits.

                                       EXPENSE RATIO
                                       -------------
                             CLASS A        1.24%
                             CLASS B        2.18%
                             CLASS C        1.94%
                             CLASS F        1.08%
                             CLASS R        0.97%
                             CLASS T        1.53%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--94.0%
AIRLINES--1.6%
    46,175   AMR Corporation*                                        $1,173,764
    42,225   Continental Airlines, Inc. Class B*                      1,258,305
    17,925   US Airways Group, Inc.*                                    905,930
                                                                     ----------
                                                                      3,337,999
                                                                     ----------
APPLICATION SOFTWARE--1.3%
    28,575   Autodesk, Inc.*                                            984,695
   132,475   BEA Systems, Inc.*                                       1,734,098
                                                                     ----------
                                                                      2,718,793
                                                                     ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
    21,975   State Street Corporation                                 1,276,528
                                                                     ----------
BIOTECHNOLOGY--1.9%
    29,750   Amgen, Inc.*                                             1,940,593
    16,850   Genzyme Corporation*                                     1,028,693
    35,200   MedImmune, Inc.*                                           953,920
                                                                     ----------
                                                                      3,923,206
                                                                     ----------
BROADCASTING & CABLE TV--1.0%
    63,175   Comcast Corporation Special Class A*                     2,070,877
                                                                     ----------
CASINOS & GAMING--0.6%
    18,950   Harrah's Entertainment, Inc.                             1,348,861
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.9%
   236,238   Cisco Systems, Inc.*                                     4,613,728
   130,975   Motorola, Inc.                                           2,639,146
    24,600   QUALCOMM, Inc.                                             985,722
                                                                     ----------
                                                                      8,238,596
                                                                     ----------
COMPUTER & ELECTRONICS RETAIL--1.3%
    51,375   Best Buy Company, Inc.                                   2,817,405
                                                                     ----------
COMPUTER HARDWARE--4.4%
    39,950   Apple Computer, Inc.*                                    2,281,944
    43,400   Dell, Inc.*                                              1,059,394
    50,800   Diebold, Inc.                                            2,063,496
   118,450   Hewlett-Packard Company                                  3,752,496
                                                                     ----------
                                                                      9,157,330
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS--1.5%
   138,475   Seagate Technology*                                      3,135,074
                                                                     ----------
CONSUMER ELECTRONICS--0.5%
    12,575   Harman International Industries, Inc.                    1,073,528
                                                                     ----------
CONSUMER FINANCE--0.8%
    31,400   SLM Corporation                                          1,661,688
                                                                     ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
    37,250   Automatic Data Processing, Inc.                          1,689,288
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--2.7%
    81,125   Federated Department Stores, Inc.                       $2,969,175
    30,950   J.C. Penney Company, Inc.                                2,089,434
    10,175   Kohl's Corporation*                                        601,546
                                                                     ----------
                                                                      5,660,155
                                                                     ----------
DIVERSIFIED CHEMICALS--0.7%
    37,175   E.I. du Pont de Nemours and Company                      1,546,480
                                                                     ----------
DRUG RETAIL--1.6%
    74,450   Walgreen Company                                         3,338,338
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
    46,875   Emerson Electric Company                                 3,928,594
                                                                     ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    29,886   Agilent Technologies, Inc.*                                943,202
                                                                     ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
    35,450   Waste Management, Inc.                                   1,271,946
                                                                     ----------
EXCHANGE TRADED FUNDS--4.6%
    55,625   iShares Russell 1000 Growth Index Fund                   2,806,281
    79,725   Nasdaq 100 Index Tracking Stock                          3,090,141
    29,050   SPDR Trust Series 1                                      3,692,546
                                                                     ----------
                                                                      9,588,968
                                                                     ----------
FOOD DISTRIBUTORS--1.4%
    92,900   Sysco Corporation                                        2,839,024
                                                                     ----------
FOOD RETAIL--1.6%
   125,100   Safeway, Inc.                                            3,252,600
                                                                     ----------
GENERAL MERCHANDISE STORES--1.2%
   104,000   Family Dollar Stores, Inc.                               2,540,720
                                                                     ----------
HEALTHCARE EQUIPMENT--2.8%
    20,925   Beckman Coulter, Inc.                                    1,162,384
   104,050   Boston Scientific Corporation*                           1,752,202
     9,625   Intuitive Surgical, Inc.*                                1,135,461
    37,600   Medtronic, Inc.                                          1,764,192
                                                                     ----------
                                                                      5,814,239
                                                                     ----------
HEALTHCARE SERVICES--1.1%
    40,150   Medco Health Solutions, Inc.*                            2,299,792
                                                                     ----------
HEALTHCARE SUPPLIES--1.1%
    45,350   Advanced Medical Optics, Inc.*                           2,299,245
                                                                     ----------
HOME ENTERTAINMENT SOFTWARE--0.7%
    34,125   Electronic Arts, Inc.*                                   1,468,740
                                                                     ----------
HOME IMPROVEMENT RETAIL--0.9%
    51,200   Home Depot, Inc.                                         1,832,448
                                                                     ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.5%
 28,800   Marriott International, Inc. Class A                       $1,097,856
                                                                     ----------
HOUSEHOLD PRODUCTS--3.8%
 66,175   Colgate-Palmolive Company                                   3,963,883
 73,246   Procter & Gamble Company                                    4,072,478
                                                                     ----------
                                                                      8,036,361
                                                                     ----------
HYPERMARKETS & SUPER CENTERS--0.8%
 36,300   Wal-Mart Stores, Inc.                                       1,748,571
                                                                     ----------
INDUSTRIAL CONGLOMERATES--3.6%
229,650   General Electric Company                                    7,569,264
                                                                     ----------
INTEGRATED OIL & GAS--2.2%
 75,575   ExxonMobil Corporation                                      4,636,527
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
 52,625   Sprint Nextel Corporation                                   1,051,974
                                                                     ----------
INTERNET RETAIL--0.3%
 21,925   eBay, Inc.*                                                   642,183
                                                                     ----------
INTERNET SOFTWARE & SERVICES--4.1%
 13,775   Google, Inc. Class A*                                       5,776,271
 85,950   Yahoo!, Inc.*                                               2,836,350
                                                                     ----------
                                                                      8,612,621
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--4.2%
220,675   Charles Schwab Corporation                                  3,526,387
 18,175   Goldman Sachs Group, Inc.                                   2,734,065
 25,125   Morgan Stanley                                              1,588,151
 62,200   TD Ameritrade Holding Corporation                             921,182
                                                                     ----------
                                                                      8,769,785
                                                                     ----------
IT CONSULTING & OTHER SERVICES--0.5%
 38,725   Accenture Limited Class A                                   1,096,692
                                                                     ----------
MOVIES & ENTERTAINMENT--1.0%
 69,732   Walt Disney Company                                         2,091,960
                                                                     ----------
MULTI-LINE INSURANCE--1.6%
 19,425   American International Group, Inc.                          1,147,046
 46,300   Assurant, Inc.                                              2,240,920
                                                                     ----------
                                                                      3,387,966
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--1.8%
 58,300   Schlumberger Limited                                        3,795,913
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
 69,275   JPMorgan Chase & Company                                    2,909,550
                                                                     ----------
PERSONAL PRODUCTS--2.3%
 74,875   Avon Products, Inc.                                         2,321,125
 62,225   Estee Lauder Companies, Inc. Class A                        2,406,241
                                                                     ----------
                                                                      4,727,366
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.8%
 59,675   Johnson & Johnson                                         $  3,575,726
 92,692   Pfizer, Inc.                                                 2,175,481
108,000   Schering-Plough Corporation                                  2,055,240
 96,475   Wyeth                                                        4,284,455
                                                                    ------------
                                                                      12,090,902
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.2%
 45,675   Allstate Corporation                                         2,499,793
                                                                    ------------
RAILROADS--0.8%
 17,200   Union Pacific Corporation                                    1,598,912
                                                                    ------------
SEMICONDUCTORS--4.5%
 27,075   Broadcom Corporation*                                          813,604
 33,450   Freescale Semiconductor, Inc. Class B*                         983,430
 96,678   Intel Corporation                                            1,832,048
 83,500   Linear Technology Corporation                                2,796,415
 62,375   Maxim Integrated Products, Inc.                              2,002,861
 35,400   Texas Instruments, Inc.                                      1,072,266
                                                                    ------------
                                                                       9,500,624
                                                                    ------------
SOFT DRINKS--1.5%
 50,375   PepsiCo, Inc.                                                3,024,515
                                                                    ------------
SPECIALTY STORES--0.5%
 11,675   AutoZone, Inc.*                                              1,029,735
                                                                    ------------
STEEL--0.8%
 29,525   Nucor Corporation                                            1,601,731
                                                                    ------------
SYSTEMS SOFTWARE--6.7%
134,125   Adobe Systems, Inc.*                                         4,072,035
302,166   Microsoft Corporation                                        7,040,468
147,075   Oracle Corporation*                                          2,131,117
 51,975   Symantec Corporation*                                          807,692
                                                                    ------------
                                                                      14,051,312
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$192,907,396)                                                 196,645,777
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.2%
AEROSPACE & DEFENSE--0.6%
 31,825   Empresa Brasileira de Aeronautica SA Sponsored ADR (BR)      1,160,658
                                                                    ------------
APPLICATION SOFTWARE--0.4%
 17,200   SAP AG Sponsored ADR (GE)                                      903,344
                                                                    ------------
PACKAGED FOODS & MEATS--0.8%
 41,400   Cadbury Schweppes Sponsored ADR (UK)                         1,607,148
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.4%
147,650   ASM Lithography Holding NV NY Shares (NE)*                   2,985,483
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$6,118,006)                                                     6,656,633
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.8%
SPECIAL PURPOSE ENTITY--2.8%
$5,800,000 CAFCO LLC
           5.33% 7/3/06~                                           $  5,798,283
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$5,798,283)                                          5,798,283
                                                                   ------------
TOTAL INVESTMENTS--100.0%
(TOTAL COST--$204,823,685)                                          209,100,693
                                                                   ------------
OTHER ASSETS AND LIABILITIES--0.0%                                        2,531
                                                                   ------------
NET ASSETS--100.0%                                                 $209,103,224
                                                                   ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,798,283, OR 2.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.
     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BR -BRAZIL
     GE -GERMANY
     NE - NETHERLANDS
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                     $204,823,685
                                                                   ------------
Investment securities, at market                                    209,100,693
Cash                                                                    144,619
Receivables:
   Investment securities sold                                         5,229,744
   Capital shares sold                                                   19,110
   Dividends and interest                                               190,505
Other assets                                                              5,189
                                                                   ------------
Total Assets                                                        214,689,860
                                                                   ------------

LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    5,117,957
   Capital shares redeemed                                              229,710
   Advisory fees                                                        111,302
   Shareholder servicing fees                                            18,502
   Accounting fees                                                       10,274
   Distribution fees                                                     36,758
   Transfer agency fees                                                   8,862
   Custodian fees                                                           211
   To transfer agent                                                        159
   Directors' deferred compensation                                       5,189
   Other                                                                 47,712
                                                                   ------------
Total Liabilities                                                     5,586,636
                                                                   ------------
Net Assets                                                         $209,103,224
                                                                   ============

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $275,580,443
Undistributed net investment income                                     291,427
Accumulated net realized loss from security transactions            (71,045,654)
Net unrealized appreciation on investments                            4,277,008
                                                                   ------------
Total                                                              $209,103,224
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $  1,706,126
Shares Outstanding                                                       335,067
Net Asset Value, Redemption Price Per Share                         $       5.09
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                               $       5.40

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  1,094,971
Shares Outstanding                                                       222,790
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.91

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,949,926
Shares Outstanding                                                       403,969
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.83

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $204,247,650
Shares Outstanding                                                    39,195,594
Net Asset Value, Offering and Redemption Price Per Share            $       5.21

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $     84,215
Shares Outstanding                                                        16,272
Net Asset Value, Offering and Redemption Price Per Share            $       5.18

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     20,336
Shares Outstanding                                                         4,182
Net Asset Value, Redemption Price Per Share                         $       4.86
Maximum offering price per share (net asset value plus sales
   charge of 4.50% of offering price)                               $       5.09

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                           $ 1,114,976
Interest                                                                212,448
Foreign taxes withheld                                                   (4,573)
                                                                    -----------
Total Investment Income                                               1,322,851
                                                                    -----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   708,234
Shareholder servicing fees--Note 2                                      112,352
Accounting fees--Note 2                                                  65,375
Distribution fees--Note 2                                                92,228
Transfer agency fees--Note 2                                             53,203
Registration fees                                                        30,290
Postage and mailing expenses                                              7,720
Custodian fees and expenses--Note 2                                       4,859
Printing expenses                                                        29,565
Legal and audit fees                                                     38,085
Directors' fees and expenses--Note 2                                     27,005
Other expenses                                                           27,373
                                                                    -----------
   Total Expenses                                                     1,196,289
   Earnings Credits                                                      (4,515)
   Reimbursed/Waived Expenses                                              (388)
                                                                    -----------
   Net Expenses                                                       1,191,386
                                                                    -----------
Net Investment Income                                                   131,465
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           11,428,399
Net Change in Unrealized Appreciation/Depreciation of Investments    (9,909,371)
                                                                    -----------
Net Realized and Unrealized Gain                                      1,519,028
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 1,650,493
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    YEAR ENDED
                                                SIX MONTHS ENDED   DECEMBER 31,
OPERATIONS                                        JUNE 30, 2006        2005
-------------------------------------------------------------------------------
Net Investment Income                             $    131,465     $    205,080
Net Realized Gain on Security Transactions          11,428,399       22,014,185
Net Change in Unrealized
   Appreciation/Depreciation of Investments         (9,909,371)     (12,580,203)
                                                  ------------     ------------
Net Increase in Net Assets Resulting from
   Operations                                        1,650,493        9,639,062
                                                  ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From Net Investment Income
   Class A                                                   0           (1,749)
   Class C                                                   0           (4,846)
   Class F                                                   0         (428,422)
   Class R                                                   0             (786)
                                                  ------------     ------------
Net Decrease from Dividends and Distributions                0         (435,803)
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                             445,345           28,615
   Class B                                            (373,131)        (702,149)
   Class C                                             (63,559)       1,342,518
   Class F                                         (12,940,581)     (26,845,562)
   Class R                                            (192,993)          11,896
   Class T                                              13,006          (23,106)
                                                  ------------     ------------
Net Decrease from Capital Share Transactions       (13,111,913)     (26,187,788)
                                                  ------------     ------------
Net Decrease in Net Assets                         (11,461,420)     (16,984,529)
                                                  ------------     ------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                               $220,564,644     $237,549,173
                                                  ------------     ------------
End of Period                                     $209,103,224     $220,564,644
                                                  ============     ============
Undistributed Net Investment Income               $    291,427     $    159,962

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006         2005       2004     2003      2002
                                                 --------------   --------------------------------------
CLASS A SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 5.07          $ 4.86     $ 4.49   $ 3.44   $  4.66
--------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       (0.00)(a, b)    (0.00)(a)   0.02     0.03     (0.02)
Net realized and unrealized gains
   (losses) on securities                           0.02            0.22       0.36     1.02     (1.20)
                                                 -------------------------------------------------------
Total from investment operations                    0.02            0.22       0.38     1.05     (1.22)
--------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00           (0.01)     (0.01)    0.00      0.00
From net realized gains                             0.00            0.00       0.00     0.00      0.00
                                                 -------------------------------------------------------
Total distributions                                 0.00           (0.01)     (0.01)    0.00      0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 5.09          $ 5.07     $ 4.86   $ 4.49   $  3.44
                                                 =======================================================
TOTAL RETURN(c)                                     0.39%           4.46%      8.54%   30.52%   (26.18%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,706          $1,266     $1,180   $  935   $   378
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)      1.24%           1.35%      1.26%    1.49%     1.87%
Expenses with reimbursements,
   earnings credits and brokerage offsets           1.24%           1.33%      1.25%    1.48%     1.87%
Net investment income (loss)                        0.00%          (0.09%)     0.38%   (0.25%)   (0.67%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                           131%            126%       115%     123%      152%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2005 AND FOR THE PERIOD
     ENDED JUNE 30, 2006 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006         2005       2004       2003      2002
                                                 --------------   ----------------------------------------
CLASS B SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 4.91         $ 4.74     $ 4.40     $ 3.40   $  4.61
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.02)(b)      (0.04)(b)  (0.00)(a)  (0.01)    (0.05)
Net realized and unrealized gains
   (losses) on securities                            0.02           0.21       0.34       1.01     (1.16)
                                                 ---------------------------------------------------------
Total from investment operations                     0.00           0.17       0.34       1.00     (1.21)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00           0.00       0.00       0.00      0.00
From net realized gains                              0.00           0.00       0.00       0.00      0.00
                                                 ---------------------------------------------------------
Total distributions                                  0.00           0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 4.91         $ 4.91     $ 4.74     $ 4.40   $  3.40
                                                 =========================================================
TOTAL RETURN(c)                                      0.00%          3.59%      7.73%     29.41%   (26.25%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $1,095         $1,453     $2,110     $1,709   $ 1,013
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)       2.18%          2.19%      2.01%      2.30%     2.14%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.18%          2.18%      2.00%      2.30%     2.14%
Net investment loss                                 (0.98%)        (0.97%)    (0.34%)    (1.08%)   (0.95%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                            131%           126%       115%       123%      152%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                  YEAR ENDED
                                                 ENDED JUNE 30,               DECEMBER 31,
                                                      2006         2005       2004     2003      2002
                                                 --------------   --------------------------------------
CLASS C SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period                $ 4.82        $ 4.66     $ 4.32   $ 3.34   $  4.55
--------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)        (0.03)(a)   0.04     0.04     (0.07)
Net realized and unrealized gains
   (losses) on securities                             0.03          0.20       0.30     0.94     (1.14)
                                                 -------------------------------------------------------
Total from investment operations                      0.01          0.17       0.34     0.98     (1.21)
--------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00         (0.01)      0.00     0.00      0.00
From net realized gains                               0.00          0.00       0.00     0.00      0.00
                                                 -------------------------------------------------------
Total distributions                                   0.00         (0.01)      0.00     0.00      0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $ 4.83        $ 4.82     $ 4.66   $ 4.32   $  3.34
                                                 =======================================================
TOTAL RETURN(b)                                       0.21%         3.68%      7.87%   29.34%   (26.59%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $1,950        $2,012     $  571   $  357   $   186
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.94%         1.98%      1.99%    2.29%     2.77%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.94%         1.96%      1.99%    2.28%     2.76%
Net investment loss                                  (0.72%)       (0.72%)    (0.24%)  (1.04%)   (1.55%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             131%          126%       115%     123%      152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.94% (2006), 1.98% (2005), 1.99% (2004), 2.29%
     (2003) AND 3.02% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                      2006          2005         2004       2003         2002
                                                 --------------   ------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $   5.18       $   4.96     $   4.57   $   3.50     $   4.69
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.00(a)        0.00(a)      0.02       0.00(a)      0.00(a)
Net realized and unrealized gains (losses) on
   securities                                          0.03           0.23         0.39       1.07        (1.19)
                                                   ---------------------------------------------------------------
Total from investment operations                       0.03           0.23         0.41       1.07        (1.19)
------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00          (0.01)       (0.02)      0.00(b)      0.00(b)
From net realized gains                                0.00           0.00         0.00       0.00         0.00
                                                   ---------------------------------------------------------------
Total distributions                                    0.00          (0.01)       (0.02)      0.00         0.00
------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $   5.21       $   5.18     $   4.96   $   4.57     $   3.50
                                                   ===============================================================
TOTAL RETURN                                           0.58%          4.64%        8.97%     30.67%      (25.33%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $204,248       $215,556     $233,410   $233,333     $191,701
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(c)                     1.08%          1.13%        1.06%      1.13%        1.08%
Expenses with reimbursements, earnings
   credits and brokerage offsets                       1.08%          1.12%        1.06%      1.13%        1.08%
Net investment income                                  0.14%          0.11%        0.56%      0.06%        0.11%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                              131%           126%         115%       123%         152%

(a.) NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2005, 2003 AND 2002
     AND FOR THE PERIOD ENDED JUNE 30, 2006 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31,
     2003 AND 2002 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                 YEAR ENDED
                                                 ENDED JUNE 30,              DECEMBER 31,
                                                      2006         2005     2004     2003      2002
                                                 --------------   -------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $5.13         $ 4.91   $ 4.53   $ 3.47   $  4.74
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         0.01(a)        0.01     0.03     0.06     (0.08)
Net realized and unrealized gains (losses) on
   securities                                        0.04           0.22     0.37     1.00     (1.19)
                                                    ---------------------------------------------------
Total from investment operations                     0.05           0.23     0.40     1.06     (1.27)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00          (0.01)   (0.02)    0.00      0.00
From net realized gains                              0.00           0.00     0.00     0.00      0.00
                                                    ---------------------------------------------------
Total distributions                                  0.00          (0.01)   (0.02)    0.00      0.00
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $5.18         $ 5.13   $ 4.91   $ 4.53   $  3.47
                                                    ===================================================
TOTAL RETURN                                         0.97%          4.78%    8.88%   30.55%   (26.79%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $  84         $  270   $  247   $  211   $    57
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                   0.97%          1.10%    1.00%    1.35%     2.95%
Expenses with reimbursements, earnings credits
   and brokerage offsets                             0.97%          1.09%    1.00%    1.35%     2.95%
Net investment income (loss)                         0.23%          0.15%    0.54%   (0.12%)   (1.78%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                            131%           126%     115%     123%      152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 0.97% (2006), 1.10% (2005), 1.00% (2004), 1.35%
     (2003) AND 4.68% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2006         2005        2004       2003       2002
                                                 --------------   ------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.85          $ 4.72      $ 4.38     $ 3.39    $  4.60
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.00)(a, b)    (0.05)(a)   (0.01)     (0.23)     (0.30)
Net realized and unrealized gains
   (losses) on securities                           0.01            0.18        0.25       1.22      (0.91)
                                                 -----------------------------------------------------------
Total from investment operations                    0.01            0.13        0.24       0.99      (1.21)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00            0.00        0.00       0.00       0.00
From net realized gains                             0.00            0.00        0.00       0.00       0.00
                                                 -----------------------------------------------------------
Total distributions                                 0.00            0.00        0.00       0.00       0.00
------------------------------------------------------------------------------------------------------------
Other:
Payment by Service Provider                         0.00            0.00        0.10(c)    0.00       0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.86          $ 4.85      $ 4.72     $ 4.38    $  3.39
                                                  ==========================================================
TOTAL RETURN(d)                                     0.21%           2.75%       7.76%     29.20%    (26.30%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $   20          $    8      $   32     $   30    $    33
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(e)      1.54%           2.16%       1.90%      2.27%      2.47%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.53%           2.15%       1.90%      2.26%      2.46%
Net investment loss                                (0.18%)         (0.98%)     (0.29%)    (1.11%)    (1.29%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                           131%            126%        115%       123%       152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2006 AGGREGATED LESS THAN
     $0.01 ON A PER SHARE BASIS.

(c.) A SERVICE PROVIDER REIMBURSED THE FUND'S CLASS T SHARES FOR LOSSES
     RESULTING FROM CERTAIN SHAREHOLDER ADJUSTMENTS WHICH OTHERWISE WOULD HAVE REDUCED TOTAL RETURN BY 2.28%.

(d.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(e.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2006), 2.59% (2005), 1.90% (2004), 2.27%
     (2003) AND 3.71% (2002).

(f.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Equity Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $106,265 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $41,819 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A      $  972
                              Class B      $1,989
                              Class C      $  724
                              Class R      $  126
                              Class T      $   53

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class T share class of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2007, and will not be terminated without prior notification to the Company's board of directors. For the period ended June 30, 2006, Class T was reimbursed $44, which reduced the amount paid to DTI to $9.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $1,541 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $7,520 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $79,865 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $1,956
                     Class B      $4,755          $1,585
                     Class C      $7,593          $2,531
                     Class T      $   15          $   15

During the period ended June 30, 2006, DSC retained $443 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,118 and $27 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD     AMOUNT OF WAIVER
                      -------------------------------------
                      9/1/05 to 8/31/06        $200,000
                      -------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $344, which reduced the amount paid to Mellon Bank to $4,515.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $997 for a trading error. This amount is not material to the Fund.

3.   FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2009         $29,494,922
                            2010         $50,083,635
                                         -----------
                                         $79,578,557
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Post-October Capital Loss Deferral      $   (555,661)
              -----------------------------------------------------
              Undistributed Ordinary Income           $    209,198
              -----------------------------------------------------
              Federal Tax Cost                        $205,495,969
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 11,422,110
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $ (7,817,386)
              -----------------------------------------------------
              Net Tax Appreciation                    $  3,604,724
              -----------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                 PERIOD ENDED                 YEAR ENDED
                                                 JUNE 30, 2006             DECEMBER 31, 2005
                                             SHARES        AMOUNT        SHARES        AMOUNT
CLASS A
------------------------------------------------------------------------------------------------
Sold                                         166,168   $    867,827      133,918   $    645,347
Dividends or Distributions Reinvested              0   $          0          258   $      1,321
Redeemed                                     (80,969)  $   (422,482)    (127,183)  $   (618,053)
                                          ------------------------------------------------------
Net Increase                                  85,199   $    445,345        6,993   $     28,615
                                          ======================================================
CLASS B
------------------------------------------------------------------------------------------------
Sold                                          13,148   $     65,902       13,761   $     63,612
Redeemed                                     (86,184)  $   (439,033)    (162,888)  $   (765,761)
                                          ------------------------------------------------------
Net Decrease                                 (73,036)  $   (373,131)    (149,127)  $   (702,149)
                                          ======================================================
CLASS C
------------------------------------------------------------------------------------------------
Sold                                          19,168   $     93,604      331,465   $  1,510,039
Dividends or Distributions Reinvested              0   $          0          275   $      1,336
Redeemed                                     (32,767)  $   (157,163)     (36,722)  $   (168,857)
                                          ------------------------------------------------------
Net Increase (Decrease)                      (13,599)  $    (63,559)     295,018   $  1,342,518
                                          ======================================================
CLASS F
------------------------------------------------------------------------------------------------
Sold                                         276,580   $  1,475,031      587,677   $  2,884,040
Dividends or Distributions Reinvested              0   $          0       71,482   $    373,127
Redeemed                                  (2,705,760)  $(14,415,612)  (6,113,337)  $(30,102,729)
                                          ------------------------------------------------------
Net Decrease                              (2,429,180)  $(12,940,581)  (5,454,178)  $(26,845,562)
                                          ======================================================
CLASS R
------------------------------------------------------------------------------------------------
Sold                                             454   $      2,396        4,796   $     23,193
Dividends or Distributions Reinvested              0   $          0          150   $        778
Redeemed                                     (36,864)  $   (195,389)      (2,559)  $    (12,075)
                                          ------------------------------------------------------
Net Increase (Decrease)                      (36,410)  $   (192,993)       2,387   $     11,896
                                          ======================================================
CLASS T
------------------------------------------------------------------------------------------------
Sold                                           2,545   $     13,106        1,538   $      7,232
Redeemed                                         (20)  $       (100)      (6,655)  $    (30,338)
                                          ------------------------------------------------------
Net Increase (Decrease)                        2,525   $     13,006       (5,117)  $    (23,106)
                                          ======================================================

5.   INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $142,876,578 and $157,580,438, respectively.

6.   LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                      This page intentionally left blank.

DREYFUS FOUNDERS EQUITY GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC.8/06

                                                                      0375SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
GOVERNMENT SECURITIES FUND

DREYFUS FOUNDERS
MONEY MARKET FUND

INVESTMENT UPDATE
JUNE 30, 2006

             GOVERNMENT SECURITIES FUND IS CLOSED TO NEW INVESTORS.

              PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.

                             DREYFUS FOUNDERS FUNDS(SM)
                             THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Government Securities Fund Management Overview                                 3
Fund Expenses                                                                  7
Government Securities Fund Statement of Investments                            9
Money Market Fund Statement of Investments*                                   11
Statements of Assets and Liabilities                                          14
Statements of Operations                                                      15
Statements of Changes in Net Assets                                           16
Government Securities Fund Financial Highlights                               17
Money Market Fund Financial Highlights                                        18
Notes to Financial Statements                                                 19

PAPERLESS DELIVERY OF THIS REPORT

     Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at WWW.FOUNDERS.COM/ECOMMUNICATIONS. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

* This report includes financial information for the Money Market Fund as of June 30, 2006, but does not include a discussion of that Fund's performance.

The views expressed in the Government Securities Fund management overview reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. The amounts of the Funds' holdings as of June 30, 2006 are included in the Statements of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

GOVERNMENT SECURITIES FUND
MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF MARGARET DANUSER]

A DISCUSSION WITH PORTFOLIO MANAGER MARGARET DANUSER, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

A HIGHER, FLATTER YIELD CURVE

During the six months ended June 30, 2006, the bond market experienced six consecutive months of negative price returns, the longest period of negative price performance since 1978.(1) The broad market, as measured by the Merrill Lynch Broad Market Index, posted a -3.29% price drop for the first half, and a -0.71% total return, which takes into account coupon payments and paydowns. The yield curve continued to shift higher, and flattened during the first six months of 2006 as a result of four Federal Reserve rate hikes during the period. Credit spreads generally widened, with most of the spread deterioration occurring during the second quarter of 2006. The Agency sector supplied the best performance of the primary fixed-income classes, falling -0.03% as compared to the -0.06% return in the fixed-rate mortgage sector, the -1.29% return in the Treasury sector, and the -1.56% return in investment-grade corporate bonds.

     The bond market returned -0.89% as measured by the Lehman Brothers U.S. Government Composite Index for the six months ended June 30, 2006, outperforming Dreyfus Founders Government Securities Fund, which returned -0.95%.

----------
(1)  Merrill Lynch & Company, Inc.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

              DREYFUS
              FOUNDERS
              GOVERNMENT    LEHMAN BROTHERS
              SECURITIES    U.S. GOVERNMENT
             FUND-CLASS F   COMPOSITE INDEX
 6/28/1996      $10,000         $10,000
 6/30/1997      $10,574         $10,740
 6/30/1998      $11,628         $11,949
 6/30/1999      $11,896         $12,312
 6/30/2000      $12,189         $12,928
 6/29/2001      $13,363         $14,263
 6/28/2002      $14,438         $15,521
 6/30/2003      $15,952         $17,279
 6/30/2004      $15,681         $17,050
 6/30/2005      $16,432         $18,182
 6/30/2006      $16,219         $17,970

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Government Securities Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers.

The Lehman Brothers U.S. Government Composite Index reflects the performance of public obligations of the U.S. Treasury with a remaining maturity of one year or more and publicly issued debt of U.S. Government agencies and quasi-federal corporations. The total return figures cited for this index do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN as of 6/30/06

CLASS F SHARES   YEAR-TO-     1      5       10      SINCE
INCEPTION DATE     DATE*    YEAR   YEARS   YEARS   INCEPTION
------------------------------------------------------------
3/1/88            (0.95%)   1.30%   3.95%   4.96%    5.48%

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes.

*    Total return is not annualized.

REALLOCATION OF INVESTMENTS

In an effort to take advantage of the opportunities we felt existed in the "wings" of the yield curve, the Fund reallocated some investments from the five- to 10-year maturity range primarily into the three- to five-year sector, but also the 10-year and longer maturity range. We continued, however, to focus overall on high quality issues and liquidity bias in individual security selection for inclusion in the Fund.

  "THE FUND REALLOCATED SOME INVESTMENTS OUT OF THE FIVE- TO 10-YEAR MATURITY
                           RANGE DURING THE PERIOD."

AGENCIES AND SHORTER-DURATION ISSUES BOOSTED RELATIVE RETURN

During the period, the Fund's heavy relative weighting in Agencies positively impacted performance, as agencies bested other asset classes. A cushion to negative market movements was provided by the Fund's cash balance, as well as the Fund's position in shorter-duration issue versus the benchmark; longer-duration securities suffered greater losses than shorter-dated maturities during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

                                     [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS

Government Sponsored Enterprises   49.20%
Treasuries                         33.80%
Domestic Mortgage                   4.60%
Domestic Corporate                  3.40%
Cash                                9.00%

Government Sponsored Enterprises (GSEs) are not backed by the full faith and credit of the U. S. Government, but only by their ability to borrow from the Treasury, other forms of government support, or by their own credit. The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

EXPOSURE TO LONGER DURATIONS HURT PERFORMANCE

The Fund's exposure to the long-end of the yield curve was detrimental to performance during the period, as it suffered greater losses than shorter-dated maturities. The Fund also lacked significant exposure to the mortgage market, which performed better than both Treasuries and corporate bonds.

     We believe the Federal Reserve is nearing the end of its monetary tightening cycle. In the months ahead, we will continue to focus on high-quality investments with the expectation that higher short-term interest rates may eventually produce a drag on the economy; we believe higher quality investments may outperform in such an environment. Historically, short-term yields decline more than long-term yields in the wake of the Federal Reserve's end to rate hikes. A steepening of the yield curve usually ensues, with long-term maturities outpacing shorter maturities due to their longer durations.

     In conclusion, we will focus our attention on areas of the yield curve that would most actively participate in a steepening yield curve, and we will continue to maintain our high quality bias, looking for value in individual securities.


/s/ Margaret R. Danuser
---------------------------------------
Margaret Danuser
Portfolio Manager

SEE NOTES TO FINANCIAL STATEMENTS.

FUND EXPENSES
(UNAUDITED)

As a shareholder of a Fund, you incur ongoing costs, including management fees, Rule 12b-1 fees (Government Securities Fund only), shareholder services fees, and other expenses. The expense examples shown below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense examples are based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense examples in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense examples in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios, and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the hypothetical expenses in the expense examples with the hypothetical expenses that appear in the shareholder reports of other funds.

GOVERNMENT SECURITIES FUND EXPENSE EXAMPLE

                 BEGINNING         ENDING        EXPENSES PAID
               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                  (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
---------------------------------------------------------------
ACTUAL           $1,000.00       $  990.50           $5.13
HYPOTHETICAL      1,000.00        1,019.57            5.22

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates and earnings credits.

MONEY MARKET FUND EXPENSE EXAMPLE

                 BEGINNING         ENDING        EXPENSES PAID
               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                  (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
---------------------------------------------------------------
ACTUAL           $1,000.00       $1,018.70           $4.81
HYPOTHETICAL      1,000.00        1,019.97            4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates and earnings credits.

GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--87.2%
AGENCY PASS THROUGH--1.3%
$120,870   U.S. Small Business Administration Series 10-A
           6.64% 2/1/11                                               $  123,878
                                                                      ----------
GOVERNMENT SPONSORED ENTERPRISES--49.0%
 225,000 Federal Agricultural Mortgage Corporation 6.865% 8/10/09 234,090 Federal Farm Credit Bank:
 300,000   4.70% 12/10/14                                                283,596
 300,000   4.85% 10/25/12                                                290,313
 285,000   5.35% 6/16/14                                                 282,136
           Federal Home Loan Bank:
 200,000   4.50% 11/15/12                                                189,328
 495,000   5.625% 2/15/08                                                495,970
 240,000   5.95% 3/16/09                                                 242,501
           Federal Home Loan Mortgage Corporation:
 400,000   5.625% 3/15/11                                                402,060
 250,000   5.75% 3/15/09                                                 251,925
           Federal National Mortgage Association:
 300,000   6.625% 10/15/07                                               304,047
 250,000   7.125% 6/15/10                                                264,518
 100,000   Sallie Mae 7.35% 8/1/10                                       106,776
           Tennessee Valley Authority:
 500,000   4.75% 8/1/13                                                  476,570
 200,000   5.375% 11/13/08                                               199,602
 350,000   7.125% 5/1/30                                                 418,187
                                                                      ----------
                                                                       4,441,619
                                                                      ----------
MORTGAGE-BACKED SECURITIES: FHLMC/FNMA/SPONSORED--1.1%
  10,819   Federal Home Loan Mortgage Corporation
           7.50% 11/1/29 Pool #C32819                                     11,221
           Federal National Mortgage Association:
  24,283   6.50% 10/1/31 Pool #596063                                     24,505
  58,510   7.00% 3/1/12 Pool #373543                                      59,758
                                                                      ----------
                                                                          95,484
                                                                      ----------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--2.1%
           Government National Mortgage Association:
 121,769   6.00% 1/15/33 Pool #563709                                    120,955
  71,961   6.50% 5/15/26 Pool #417388                                     73,045
                                                                      ----------
                                                                         194,000
                                                                      ----------
U.S. TREASURY BONDS--2.4%
 200,000   U.S. Treasury Bond 6.25% 8/15/23                              220,578
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--31.3%
           U.S. Treasury Inflation Index Note:
$255,258   3.375% 1/15/12                                             $  267,543
 462,968   3.50% 1/15/11                                                 484,548
           U.S. Treasury Note:
 250,000   4.25% 8/15/13                                                 237,188
 300,000   4.25% 8/15/15                                                 280,698
 275,000   4.50% 2/15/16                                                 261,638
 200,000   5.00% 2/15/11                                                 199,508
 200,000   5.00% 8/15/11                                                 199,398
 200,000   5.625% 5/15/08                                                201,578
 500,000   6.25% 2/15/07                                                 502,755
 200,000   7.00% 7/15/06                                                 200,078
                                                                      ----------
                                                                       2,834,932
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST--$8,052,889)                                                     7,910,491
                                                                      ----------
CORPORATE BONDS (DOMESTIC)--3.4%
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.4%
 300,000   Stanford University
           6.16% 4/30/11                                                 306,805
                                                                      ----------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$300,000)                                                         306,805
                                                                      ----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--6.6%
GOVERNMENT SECURITIES--6.6%
$400,000   Federal Home Loan Mortgage Corporation
           5.01% 7/5/06                                               $  399,777
 200,000   TVA Discount Note 5.03% 7/3/06                                199,944
                                                                      ----------
                                                                         599,721
                                                                      ----------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$599,721)                                                         599,721
                                                                      ----------
CORPORATE SHORT-TERM NOTES--1.1%
DIVERSIFIED CAPITAL MARKETS--1.1%
 100,000 UBS Finance LLC 5.275% 7/6/06                                    99,927
                                                                      ----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$99,927)                                                 99,927
                                                                      ----------
TOTAL INVESTMENTS--98.3%
(TOTAL COST--$9,052,537)                                               8,916,944
OTHER ASSETS AND LIABILITIES--1.7%                                       153,746
                                                                      ----------
NET ASSETS--100.0%                                                    $9,070,690
                                                                      ==========

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--4.0%
$1,200,000   Federal Home Loan Bank
             5.10% 7/12/06                                            $1,198,128
                                                                      ----------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$1,198,128)                                                     1,198,128
                                                                      ----------
CORPORATE SHORT-TERM NOTES--95.6%
AIR FREIGHT & LOGISTICS--3.3%
 1,000,000   United Parcel Service, Inc.
             4.95% 7/3/06                                                999,725
                                                                      ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.8%
 1,200,000   Paccar Financial Corporation
             5.25% 9/13/06                                             1,187,050
                                                                      ----------
CONSUMER ELECTRONICS--2.7%
   800,000   Sharp Electronics Corporation
             5.25% 7/17/06                                               798,133
                                                                      ----------
DIVERSIFIED BANKS--3.6%
 1,100,000   HSBC Finance Corporation
             5.25% 7/27/06                                             1,095,829
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS--3.0%
             UBS Finance LLC:
   200,000   5.03% 8/25/06                                               198,463
   400,000   5.08% 7/6/06                                                399,718
   300,000   5.18% 8/21/06                                               297,799
                                                                      ----------
                                                                         895,980
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.0%
 1,200,000   Hitachi America Capital
             5.26% 7/25/06~                                            1,195,792
                                                                      ----------
GENERAL MERCHANDISE STORES--4.6%
 1,400,000   Wal-Mart Stores, Inc.
             5.20% 8/8/06~                                             1,392,316
                                                                      ----------
HOUSEHOLD APPLIANCES--4.0%
 1,200,000   Stanley Works, Inc.
             4.98% 7/10/06~                                            1,198,506
                                                                      ----------
INDUSTRIAL CONGLOMERATES--7.3%
 1,000,000   3M Company
             4.98% 7/20/06                                               997,372
 1,200,000   G.E. Capital Services
             5.12% 7/18/06                                             1,197,099
                                                                      ----------
                                                                       2,194,471
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE--5.9%
$  500,000   American Family Financial Services
             4.83% 8/28/06                                           $   496,109
 1,300,000   American General Finance Corporation
             5.20% 7/21/06                                             1,296,244
                                                                     -----------
                                                                       1,792,353
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--10.8%
 1,000,000   Merrill Lynch & Company
             5.17% 7/24/06                                              996,697
   900,000   Morgan Stanley
             5.27% 7/6/06                                                899,341
 1,360,000   National Rural Utilities Cooperative Finance
             5.19% 7/19/06                                             1,356,471
                                                                     -----------
                                                                       3,252,509
                                                                     -----------
PACKAGED FOODS & MEATS--3.3%
 1,000,000   Hershey Foods Corporation
             5.00% 7/13/06~                                              998,333
                                                                     -----------
PHARMACEUTICALS--5.0%
             Novartis Finance Corporation:
   400,000   5.08% 7/6/06~                                               399,718
 1,100,000   5.17% 7/7/06~                                             1,099,052
                                                                     -----------
                                                                       1,498,770
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--4.0%
 1,200,000   General RE Corporation
             4.91% 7/17/06                                             1,197,382
                                                                     -----------
PUBLISHING--8.6%
             Gannett Company:
 1,100,000   5.00% 7/11/06~                                            1,098,472
   400,000   5.21% 7/26/06~                                              398,553
 1,100,000   McGraw-Hill Companies, Inc.
             4.98% 7/7/06                                              1,099,087
                                                                     -----------
                                                                       2,596,112
                                                                     -----------
SPECIAL PURPOSE ENTITY--21.7%
 1,400,000   CAFCO LLC
             5.00% 7/5/06~                                             1,399,222
             Ciesco LLC:
 1,100,000   5.09% 7/19/06~                                            1,097,201
   340,000   5.24% 7/25/06~                                              338,812
             Metlife Funding, Inc.:
   300,000   5.03% 7/20/06                                               299,204
 1,100,000   5.23% 7/20/06                                             1,096,964
             Nestle Capital Corporation:
   300,000   4.98% 7/6/06~                                               299,793
   800,000   5.01% 7/12/06~                                              798,775
1,200,000       Prudential Funding 5.07% 7/14/06                       1,197,803
                                                                     -----------
                                                                       6,527,774
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$28,821,035)                                         28,821,035
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
(TOTAL COST--$30,019,163)                                            $30,019,163
                                                                     -----------
OTHER ASSETS AND LIABILITIES--0.4%                                       125,764
                                                                     -----------
NET ASSETS--100.0%                                                   $30,144,927
                                                                     ===========

NOTES TO STATEMENT OF INVESTMENTS

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $11,714,545, OR 38.9%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

PORTFOLIO COMPOSITION OF NET ASSETS

CATEGORY                                                               VALUE (%)
--------------------------------------------------------------------------------
U.S. Agency Discount Notes                                                 4.00%
Corporate Short-Term Notes                                                95.60%
Other                                                                      0.40%

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

                                                     GOVERNMENT        MONEY
ASSETS                                            SECURITIES FUND   MARKET FUND
-------------------------------------------------------------------------------
Investment securities, at cost                      $9,052,537      $30,019,163
                                                    ----------      -----------
Investment securities, at market                     8,916,944       30,019,163
Cash                                                    32,828          112,353
Receivables:
   Capital shares sold                                  30,213           54,064
   Dividends and interest                              123,205                0
Other assets                                           115,066           56,596
                                                    ----------      -----------
Total Assets                                         9,218,256       30,242,176
                                                    ----------      -----------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Capital shares redeemed                              18,430           11,119
   Advisory fees                                         2,634           11,008
   Shareholder servicing fees                              857            4,209
   Accounting fees                                         263              834
   Distribution fees                                       268                0
   Transfer agency fees                                  1,082            3,369
   Custodian fees                                          129              326
   Directors' deferred compensation                    115,066           56,596
   Other                                                 7,207            8,432
   Dividends                                             1,630            1,356
                                                    ----------      ------------
Total Liabilities                                      147,566           97,249
                                                    ----------      ------------
Net Assets                                          $9,070,690      $30,144,927
                                                    ==========      ============
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)             $9,272,751      $30,141,261
Undistributed net investment income                     67,723           24,819
Accumulated net realized loss from security
   and foreign currency transactions                  (134,489)         (21,153)
Net unrealized depreciation on investments and
   foreign currency translation                       (135,295)               0
                                                    ----------      ------------
Total                                               $9,070,690      $30,144,927
                                                    ==========      ============

CLASS F
--------------------------------------------------------------------------------
Net Assets                                          $9,070,690      $30,144,927
Shares Outstanding                                     959,444       30,144,927
Net Asset Value, Offering and Redemption Price
   Per Share                                        $     9.45      $      1.00

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the period ended June 30, 2006 (UNAUDITED)

                                                          GOVERNMENT     MONEY
                                                          SECURITIES     MARKET
INVESTMENT INCOME                                            FUND         FUND
--------------------------------------------------------------------------------
Interest                                                   $ 220,707   $698,109
                                                           ---------   --------
Total Investment Income                                      220,707    698,109
                                                           ---------   --------
EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                         28,680     74,163
Shareholder servicing fees--Note 2                             6,968     25,380
Accounting fees--Note 2                                        1,501      5,023
Distribution fees--Note 2                                     11,031          0
Transfer agency fees--Note 2                                   3,694     10,254
Registration fees                                              7,724     10,010
Postage and mailing expenses                                     231        318
Custodian fees and expenses--Note 2                            2,337      2,017
Printing expenses                                              2,290      6,880
Legal and audit fees                                           1,881      6,510
Directors' fees and expenses--Note 2                             156      3,675
Other expenses                                                 3,707      7,000
                                                           ---------   --------
   Total Expenses                                             70,200    151,230
   Earning Credits                                            (2,337)    (2,017)
   Reimbursed/Waived Expenses                                (23,009)    (7,416)
                                                           ---------   --------
   Net Expenses                                               44,854    141,797
                                                           ---------   --------
Net Investment Income                                        175,853    556,312
                                                           ---------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACATIONS
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on:
   Security Transactions                                      44,131          0
   Foreign Currency Transactions                              (1,820)         0
                                                           ---------   --------
Net Realized Gain                                             42,311          0
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation          (299,772)         0
                                                           ---------   --------
Net Realized and Unrealized Loss                            (257,461)         0
                                                           ---------   --------
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                         $ (81,608)  $556,312
                                                           =========   ========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                         GOVERNMENT                      MONEY
                                                      SECURITIES FUND                 MARKET FUND
                                                ---------------------------   ---------------------------
                                                PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                  JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
OPERATIONS                                          2006           2005           2006          2005
---------------------------------------------------------------------------------------------------------
Net Investment Income                            $  175,853    $   370,153    $   556,312    $   729,755
Net Realized Gain on
   Security and Foreign
   Currency Transactions                             42,311         21,285              0              0
Net Change in Unrealized
   Appreciation/Depreciation
   of Investments and Foreign
   Currency Translation                            (299,772)      (267,196)             0              0
                                                 ----------    -----------    -----------    -----------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations                                  (81,608)       124,242        556,312        729,755
                                                 ----------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From Net Investment Income Class F                 (174,829)      (371,480)      (556,312)      (729,755)
                                                 ----------    -----------    -----------    -----------
Net Decrease from Dividends and Distributions      (174,829)      (371,480)      (556,312)      (729,755)
                                                 ----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   from Capital Share Transactions--Note 4
   Class F                                          247,550       (809,502)      (495,071)    (5,417,713)
                                                 ----------    -----------    -----------    -----------
Net Decrease in Net Assets                           (8,887)    (1,056,740)      (495,071)    (5,417,713)
                                                 ----------    -----------    -----------    -----------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of Period                              $9,079,577    $10,136,317    $30,639,998    $36,057,711
                                                 ----------    -----------    -----------    -----------
End of Period                                    $9,070,690    $ 9,079,577    $30,144,927    $30,639,998
                                                 ==========    ===========    ===========    ===========
Undistributed Net Investment Income              $   67,723    $    66,699    $    24,819    $    24,819

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                  YEAR ENDED
                                                 ENDED JUNE 30,               DECEMBER 31,
                                                      2006         2005      2004      2003      2002
                                                 --------------   ------------------------------------
CLASS F SHARES PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $ 9.73        $ 9.97   $ 10.04   $ 10.18   $  9.55
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 0.19          0.37      0.35      0.34      0.38
Net realized and unrealized gains
   (losses) on securities                            (0.28)        (0.24)    (0.07)    (0.14)     0.63
                                                    --------------------------------------------------
Total from investment operations                    ($0.09)         0.13      0.28      0.20      1.01
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           (0.19)        (0.37)    (0.35)    (0.34)    (0.38)
From net realized gains                               0.00          0.00      0.00      0.00      0.00
                                                    --------------------------------------------------
Total distributions                                  (0.19)        (0.37)    (0.35)    (0.34)    (0.38)
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $ 9.45        $ 9.73   $  9.97   $ 10.04   $ 10.18
                                                    ==================================================

TOTAL RETURN                                         (0.95%)        1.35%     2.83%     2.03%    10.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $9,071        $9,080   $10,136   $12,809   $15,318
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(a)        1.09%         1.08%     0.89%     0.95%     0.93%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.04%         1.06%     0.88%     0.94%     0.92%
Net investment income                                 3.96%         3.76%     3.47%     3.36%     3.90%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(b)                              27%           29%       13%       52%       28%

(a.) CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD
     THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.61%
     (2006), 1.61% (2005), 1.45% (2004), 1.50% (2003) AND 1.48% (2002).

(b.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                             SIX MONTHS
                                           ENDED JUNE 30,             YEAR ENDED DECEMBER 31,
                                                2006         2005     2004          2003         2002
                                           --------------  --------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period          $  1.00      $  1.00  $  1.00       $  1.00       $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                            0.02         0.02     0.00(a, b)    0.00(a, b)   0.01
Net realized and unrealized gains
   (losses) on securities                        0.00         0.00     0.00          0.00         0.00
                                           -------------------------------------- ------------- -------
Total from investment operations                 0.02         0.02     0.00          0.00         0.01
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      (0.02)       (0.02)    0.00(c)       0.00(c)     (0.01)
From net realized gains                          0.00         0.00     0.00          0.00         0.00
                                           ------------------------------------------------------------
Total distributions                             (0.02)       (0.02)    0.00          0.00        (0.01)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $  1.00      $  1.00  $  1.00       $  1.00       $ 1.00
                                           ============================================================

TOTAL RETURN                                     1.87%        2.23%    0.50%         0.34%        0.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $30,145      $30,640  $36,058       $45,094       $60,086
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage
   offsets(d)                                    0.97%        1.03%    0.88%         0.83%        0.80%
Expenses with reimbursements,
   earnings credits and brokerage offsets        0.96%        1.02%    0.87%         0.83%        0.80%
Net investment income                            3.75%        2.19%    0.48%         0.35%        0.98%
-------------------------------------------------------------------------------------------------------

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
     AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(c.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31,
     2004 AND 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(d.) CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD
     THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.02% (2006) 1.08% (2005), 0.96% (2004), 0.91% (2003) AND 0.87% (2002).

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds. All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Government Securities Fund and Dreyfus Founders Money Market Fund (individually, a "Fund" and collectively, the "Funds"). The Funds offer Class F shares. The following significant accounting policies have been consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATIONS--The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Funds may invest at least a portion of their assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event a Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Funds could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorable to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve them from all income taxes. The Funds are treated as separate tax entities for federal income tax purposes.

INVESTMENT INCOME--Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends are declared daily and distributed monthly from net investment income, and net realized capital gains (if any) are distributed annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of the Company's general expenses based on the relative net assets or the number of shareholder accounts of each Fund. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specific potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Funds. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Funds compensate Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the respective Fund's net assets. The fee is 0.65% of the first $250 million of net assets, and 0.50% of the net assets in excess of $250 million for Government Securities Fund and 0.50% of the first $250 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $250 million of net assets and 0.35% of the net assets in excess of $750 million for Money Market Fund.

Founders has contractually agreed in writing to waive the portion of its management fee for the Government Securities Fund that exceeds 0.35% of the first $250 million of average net assets and 0.20% of the average net assets in excess of $250 million. Founders has also contractually agreed in writing to waive the portion of its management fee for the Money Market Fund that exceeds 0.45% of the first $250 million of average net assets, 0.40% of the next $250 million of average net assets, 0.35% of the next $250 million of average net assets, and 0.30% of average net assets in excess of $750 million. These waivers will extend through at least August 31, 2007, and will not be terminated without prior notice to the Company's board of directors. During the period ended June 30, 2006, Founders waived $13,237 and $7,416 for Government Securities Fund and Money Market Fund, respectively.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. Each Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account of the Fund considered to be an open account at any time during a given month. During the period ended June 30, 2006, Government Securities Fund and Money Market Fund were charged $6,968 and $25,380, respectively, pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for the Funds. With the exception of out-of-pocket charges, the fees charged by DTI are paid by DSC. The out-of-pocket charges from DTI are paid by the Funds. During the period ended June 30, 2006, Government Securities Fund and Money Market Fund were charged $3,323 and $10,254, respectively, for out-of-pocket transfer agent charges.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, Government Securities Fund and Money Market Fund were charged $61 and $207, respectively, for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Funds, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, Government Securities Fund and Money Market Fund paid $371 and $0, respectively, to these entities for such services. These amounts are included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION PLAN--DSC also is the distributor of the Funds' shares. Government Securities Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, Government Securities Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, $9,772 in expenses eligible for reimbursement under the plan were absorbed by Founders, which resulted in the Fund paying 0.01% under this plan. The 12b-1 fees for Government Securities Fund in excess of those needed to compensate third parties for distributing the Fund or servicing Fund shareholders will continue to be absorbed by Founders through at least August 31, 2007. This written contractual commitment will not be terminated without prior notice to the Company's board of directors.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee for each Fund is its respective pro rata share (based on the relative average daily net assets of all ten of the Company's series) of a fee computed at the annual rate of 0.06% of the average daily net assets of the ten series, taken as a whole, from $0 to $500 million and 0.02% of the net assets of the ten series, taken as a whole, in excess of $500 million. The Funds also reimburse Founders for reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Funds. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Funds held by the custodian, which are shown as earnings credits on the Statements of Operations. The Funds could have employed these assets elsewhere to produce income had they not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Company during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000
                      ------------------------------------

The fee waiver is allocated among all series funds of the Company in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the fee waivers for Government Securities Fund and Money Market Fund were $0 and $0, respectively. The amounts paid to Mellon Bank were $2,337 and $2,017, respectively.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company's ten series. The amount paid to the director under the plan will be determined based upon the performance of the selected series. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statements of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Funds.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Funds, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3.   FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as foreign currency transactions, paydowns, excise tax paid, deferred compensation and capital loss carryovers.

The tax components of capital represent distribution requirements the Funds must satisfy under the income tax regulations and losses or tax deductions the Funds may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                           GOVERNMENT SECURITIES FUND

                           EXPIRATION         AMOUNT
                           --------------------------
                           2008              $134,064
                           --------------------------
                           2013              $ 17,045
                           --------------------------
                                             $151,109
                                             ========

                                MONEY MARKET FUND

                           EXPIRATION         AMOUNT
                           --------------------------
                           2007               $ 5,448
                           --------------------------
                           2008               $11,357
                           --------------------------
                           2009               $ 2,628
                           --------------------------
                           2013               $   191
                           --------------------------
                                              $19,624
                                              =======

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

                                                GOVERNMENT        MONEY
                                             SECURITIES FUND   MARKET FUND
     ---------------------------------------------------------------------
     Post-October Capital Loss Deferral         $  (25,691)    $    (1,529)
     Undistributed Ordinary Income              $   71,571     $    34,067
     Federal Tax Cost                           $9,052,537     $30,019,163
     Gross Tax Appreciation of Investments      $   99,762     $         0
     Gross Tax Depreciation of Investments      $ (235,355)    $         0
     Net Tax Appreciation (Depreciation)        $ (135,593)    $         0

4.   CAPITAL SHARE TRANSACTIONS

Government Securities Fund is authorized to issue 100 million shares of $0.01 par value capital stock. Money Market Fund is authorized to issue 2 billion shares of $0.01 par value capital stock. Transactions in shares of the Funds for the periods indicated were as follows:

                                              PERIOD ENDED                 YEAR ENDED
                                              JUNE 30, 2006             DECEMBER 31, 2005
                                          SHARES        AMOUNT        SHARES        AMOUNT
GOVERNMENT SECURITIES FUND--CLASS F:
----------------------------------------------------------------------------------------------
Sold                                       177,842   $ 1,699,330       189,954   $  1,875,877
Dividends or Distributions Reinvested       17,246   $   164,592        35,516   $    349,654
Redeemed                                  (168,462)  $(1,616,372)     (308,891)  $ (3,035,033)
                                        ------------------------------------------------------
Net Increase (Decrease)                     26,626   $   247,550       (83,421)  $   (809,502)
                                        ======================================================

MONEY MARKET FUND--CLASS F:
----------------------------------------------------------------------------------------------
Sold                                     7,851,053   $ 7,851,053    12,274,691   $ 12,274,691
Dividends or Distributions Reinvested      540,443   $   540,443       714,857   $    714,857
Redeemed                                (8,886,567)  $(8,886,567)  (18,407,261)  $(18,407,261)
                                        ------------------------------------------------------
Net Decrease                              (495,071)  $  (495,071)   (5,417,713)  $ (5,417,713)
                                        ======================================================

5.   INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $0 and $276,895, respectively, for Government Securities Fund. Purchases and sales of long-term U.S. government obligations were $1,388,262 and $1,073,328, respectively, for Government Securities Fund.

6.   LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Funds did not have any borrowings under the LOC.

7.   SUBSEQUENT EVENTS

Shareholders of Dreyfus Founders Government Securities Fund will be asked to approve a reorganization whereby shareholders would receive shares of Dreyfus U.S. Treasury Intermediate Term Fund. Shareholders of Dreyfus Founders Money Market Fund will be asked to approve a reorganization whereby shareholders would receive shares of Dreyfus Liquid Assets, Inc. If shareholder approval is received, it is expected that the reorganizations will occur during the third quarter of calendar year 2006.

                       This page intentionally left blank.

DREYFUS FOUNDERS GOVERNMENT SECURITIES
DREYFUS FOUNDERS MONEY MARKET FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2006, is available through the Funds' website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                               0377-0378 SA 0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                  9
Statement of Investments                                                      11
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

PAPERLESS DELIVERY OF THIS REPORT

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

EQUITY MARKETS END PERIOD LOWER

High crude oil prices persisted in the first half of 2006, and the Federal Reserve continued to lift interest rates, raising investors' concern about the outlook for inflation and the possibility of a subsequent recession. Against this economic backdrop, equity markets, in general, moved higher until mid-May, when they suffered a correction lasting through the end of the period.

     Dreyfus Founders Growth Fund compared favorably(1) to its benchmark, the Russell 1000 Growth Index, which posted a -0.93% return for the six months ended June 30, 2006.

STOCK SELECTION DROVE PERFORMANCE

The Fund continued to search for high-quality growth stocks by employing its fundamental-based, hands-on research investment strategy. We continued to meet with company management teams, talk to industry experts, and closely follow industry trends in an effort to uncover, stock-by-stock, the greatest growth potential for the portfolio.

     This approach toward stock selection benefited the Fund's relative performance, primarily in the consumer discretionary, consumer staples, materials and financials sectors, as strong stock picking provided a boost. Relative exposure to the aforementioned sectors, excluding the materials sector, also played a positive role in the Fund's return.

"THE FUND CONTINUED TO SEARCH FOR HIGH-QUALITY GROWTH STOCKS BY EMPLOYING ITS FUNDAMENTAL-BASED, HANDS-ON RESEARCH INVESTMENT STRATEGY."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 6 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

SECTORS BENEFITING THE FUND
Consumer Discretionary
Consumer Staples
Financials/Materials

Consumer discretionary holdings COMCAST CORPORATION, KOHL'S CORPORATION, BEST BUY COMPANY, INC. and Pixar, Inc. were among the strongest performing issues in the Fund during the period. Comcast benefited from strong demand for its products, primarily its multi-service bundled packages. Kohl's experienced improved revenue and earnings growth trends driven by higher sales as the department store industry saw a reduction in capacity. Best Buy's stock price rose on strong consumer spending on a variety of products, including HDTVs, MP3 players and digital video and photography equipment. Pixar saw its stock price increase on strong demand for its animated feature-length, family-friendly films.

     Notable performance was also exhibited by a number of individual stocks including SCHLUMBERGER LIMITED. High oil prices created an increased level of activity related to finding and developing new oil and gas fields. This heightened activity created strong demand and healthy pricing for the oil-services provider.

INDUSTRIALS, TELECOM AND UTILITIES UNDERPERFORMED

Strong economic growth provided a solid backdrop for industrials companies; many industrial companies' revenue generation is directly tied to the pace of

LARGEST EQUITY HOLDINGS (ticker symbol)
    1. GENERAL ELECTRIC COMPANY (GE)      3.65%
    2. MICROSOFT CORPORATION (MSFT)       3.37%
    3. GOOGLE, INC. CLASS A (GOOG)        2.76%
    4. EXXONMOBIL CORPORATION (XOM)       2.22%
    5. CISCO SYSTEMS, INC. (CSCO)         2.21%
    6. PROCTER & GAMBLE COMPANY (PG)      2.10%
    7. EMERSON ELECTRIC COMPANY (EMR)     2.06%
    8. ADOBE SYSTEMS, INC. (ADBE)         1.98%
    9. COLGATE-PALMOLIVE COMPANY (CL)     1.93%
   10. WYETH (WYG)                        1.87%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

                DREYFUS
               FOUNDERS     RUSSELL
                GROWTH       GROWTH
             FUND-CLASS F    INDEX
             ------------   -------
 6/28/1996      $10,000     $10,000
 6/30/1997      $12,245     $13,134
 6/30/1998      $15,661     $17,257
 6/30/1999      $18,193     $21,962
 6/30/2000      $21,890     $27,598
 6/29/2001      $13,344     $17,615
 6/28/2002      $10,094     $12,949
 6/30/2003      $10,224     $13,330
 6/30/2004      $11,784     $15,713
 6/30/2005      $12,091     $15,977
 6/30/2006      $13,074     $16,954

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume changes in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1      5        10      SINCE
CLASS (Inception Date)        DATE+    YEAR   YEARS    YEARS   INCEPTION
------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)   (5.35%)    1.94%  (1.69%)     --    (9.11%)
Without sales charge         0.46%     8.15%  (0.52%)     --    (8.28%)
B SHARES (12/31/99)
With redemption*            (4.00%)    3.28%  (1.70%)     --    (8.96%)
Without redemption           0.00%     7.28%  (1.30%)     --    (8.96%)
C SHARES (12/31/99)
With redemption**           (0.90%)    6.28%  (1.30%)     --    (8.96%)
Without redemption           0.10%     7.28%  (1.30%)     --    (8.96%)
F SHARES (1/5/62)            0.46%     8.13%  (0.41%)   2.72%     N/A
R SHARES (12/31/99)          0.72%     8.75%  (0.17%)     --    (7.96%)
T SHARES (12/31/99)
With sales charge (4.50%)   (4.37%)    2.44%  (2.29%)     --    (9.57%)
Without sales charge         0.10%     7.25%  (1.39%)     --    (8.92%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

economic growth. However, a relative underweight position in this sector caused it to be the worst performing sector in the Fund.

     Unfavorable stock selection in the telecommunications sector also weighed on the Fund's relative return. A lack of exposure in the utilities sector, in which the Fund found no compelling growth stories, also detracted from Fund performance.

INDIVIDUAL STOCKS HURT PERFORMANCE

SECTORS DETRACTING FROM  THE FUND
Industrials
Telecommunication Services
Utilities

Select information technology stocks were among the weakest performing securities in the Fund. ADOBE SYSTEMS, INC. began upgrading the majority of its software products, from Acrobat Reader to the company's Creative Suite. As consumers awaited the launch of these upgraded products, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION announced that the launch of its new operating system, Windows Vista, and the latest update to its office suite would be delayed until early 2007; investors had been expecting the launches during the fall of 2006. In addition, the company also indicated that spending levels for 2006 would be

PORTFOLIO COMPOSITION OF NET ASSETS

                                     [CHART]

31.12%   Information Technology
14.24%   Consumer Staples
12.47%   Health Care
10.69%   Consumer Discretionary
10.22%   Financials
 9.27%   Industrials
 4.03%   Energy
 1.53%   Materials
 0.50%   Telecommunication Services
 3.01%   Other
 2.92%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for earnings growth. INTEL CORPORATION lost market share to a competitor, which resulted in poor revenue growth and margin deterioration.

     Health care holding BOSTON SCIENTIFIC CORPORATION acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators (ICDs), slackened, impacting a number of companies within the industry.

     Consumer discretionary issue Advance Auto Parts, Inc.'s stock price dropped during the period. The company was negatively affected by slowing customer traffic. In late June, the company announced that high gasoline prices, high interest rates and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

     As we move into the second half of 2006, we will continue to rely on our bottom-up research process to seek companies we believe are capable of posting strong future revenue growth at attractive valuations.


/s/ John B. Jares
-------------------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)        (6/30/06)    (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,004.60          $ 6.96
CLASS A HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS B ACTUAL            1,000.00        1,000.00           11.50
CLASS B HYPOTHETICAL      1,000.00        1,013.15           11.65
CLASS C ACTUAL            1,000.00        1,001.00           10.87
CLASS C HYPOTHETICAL      1,000.00        1,013.80           10.99
CLASS F ACTUAL            1,000.00        1,004.60            6.96
CLASS F HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS R ACTUAL            1,000.00        1,007.20            5.03
CLASS R HYPOTHETICAL      1,000.00        1,019.72            5.07
CLASS T ACTUAL            1,000.00        1,001.00           11.36
CLASS T HYPOTHETICAL      1,000.00        1,013.13           11.50

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect earnings credits.

          EXPENSE RATIO
-----------------------
CLASS A       1.40%
CLASS B       2.32%
CLASS C       2.19%
CLASS F       1.40%
CLASS R       1.01%
CLASS T       2.29%

STATEMENT OF INVESTMENTS

June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.8%
AIRLINES--1.6%
    69,725   AMR Corporation*                                        $ 1,772,406
    63,900   Continental Airlines, Inc. Class B*                       1,904,216
    27,175   US Airways Group, Inc.*                                   1,373,425
                                                                     -----------
                                                                       5,050,047
                                                                     -----------
APPLICATION SOFTWARE--1.3%
    42,500   Autodesk, Inc.*                                           1,464,550
   200,775   BEA Systems, Inc.*                                        2,628,145
                                                                     -----------
                                                                       4,092,695
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
35,575 State Street Corporation                                        2,066,552
                                                                     -----------
BIOTECHNOLOGY--1.9%
    43,700   Amgen, Inc.*                                              2,850,551
    27,275   Genzyme Corporation*                                      1,665,139
    51,775   MedImmune, Inc.*                                          1,403,103
                                                                     -----------
                                                                       5,918,793
                                                                     -----------
BROADCASTING & CABLE TV--1.0%
   94,773    Comcast Corporation Special Class A*                      3,106,659
                                                                     -----------
CASINOS & GAMING--0.7%
   30,700    Harrah's Entertainment, Inc.                              2,185,226
                                                                     -----------
COMMUNICATIONS EQUIPMENT--3.9%
   353,025   Cisco Systems, Inc.*                                      6,894,579
   197,025   Motorola, Inc.                                            3,970,054
    36,125   QUALCOMM, Inc.                                            1,447,529
                                                                     -----------
                                                                      12,312,162
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL--1.3%
    75,387   Best Buy Company, Inc.                                    4,134,223
                                                                     -----------
COMPUTER HARDWARE--4.4%
    59,775   Apple Computer, Inc.*                                     3,414,348
    64,925   Dell, Inc.*                                               1,584,819
    76,450   Diebold, Inc.                                             3,105,399
   178,650   Hewlett-Packard Company                                   5,659,632
                                                                     -----------
                                                                      13,764,198
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--1.5%
   210,025   Seagate Technology*                                       4,754,966
                                                                     -----------
CONSUMER ELECTRONICS--0.6%
    20,175   Harman International Industries, Inc.                     1,722,340
                                                                     -----------
CONSUMER FINANCE--0.8%
    46,975   SLM Corporation                                           2,485,917
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
    55,700   Automatic Data Processing, Inc.                           2,525,995
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--2.7%
   123,000   Federated Department Stores, Inc.                        $4,501,800
    46,250   J.C. Penney Company, Inc.                                 3,122,338
    15,075   Kohl's Corporation*                                         891,234
                                                                      ----------
                                                                       8,515,372
                                                                      ----------
DIVERSIFIED CHEMICALS--0.7%
    55,600   E.I. du Pont de Nemours and Company                       2,312,960
                                                                      ----------
DRUG RETAIL--1.6%
   111,450   Walgreen Company                                          4,997,418
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
    76,825   Emerson Electric Company                                  6,438,703
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    45,900   Agilent Technologies, Inc.*                               1,448,604
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
    53,050   Waste Management, Inc.                                    1,903,434
                                                                      ----------
EXCHANGE TRADED FUNDS--3.0%
    81,825   iShares Russell 1000 Growth Index Fund                    4,128,071
    63,575   Nasdaq 100 Index Tracking Stock                           2,464,167
    22,125   SPDR Trust Series 1                                       2,812,309
                                                                      ----------
                                                                       9,404,547
                                                                      ----------
FOOD DISTRIBUTORS--1.4%
   140,900   Sysco Corporation                                         4,305,904
                                                                      ----------
FOOD RETAIL--1.6%
   187,100   Safeway, Inc.                                             4,864,600
                                                                      ----------
GENERAL MERCHANDISE STORES--1.2%
   156,475   Family Dollar Stores, Inc.                                3,822,684
                                                                      ----------
HEALTHCARE EQUIPMENT--2.8%
    31,550   Beckman Coulter, Inc.                                     1,752,603
   155,825   Boston Scientific Corporation*                            2,624,093
    14,150   Intuitive Surgical, Inc.*                                 1,669,276
    55,325   Medtronic, Inc.                                           2,595,849
                                                                      ----------
                                                                       8,641,821
                                                                      ----------
HEALTHCARE SERVICES--1.1%
    60,100   Medco Health Solutions, Inc.*                             3,442,528
                                                                      ----------
HEALTHCARE SUPPLIES--1.1%
    66,700   Advanced Medical Optics, Inc.*                            3,381,690
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--0.7%
    51,775   Electronic Arts, Inc.*                                    2,228,396
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.9%
    75,900   Home Depot, Inc.                                          2,716,461
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.5%
    43,100   Marriott International, Inc. Class A                      1,642,972
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
   100,525   Colgate-Palmolive Company                               $ 6,021,448
   118,271   Procter & Gamble Company                                  6,575,868
                                                                     -----------
                                                                      12,597,316
                                                                     -----------
HYPERMARKETS & SUPER CENTERS--0.8%
    54,325   Wal-Mart Stores, Inc.                                     2,616,835
                                                                     -----------
INDUSTRIAL CONGLOMERATES--3.7%
   346,234   General Electric Company                                 11,411,873
                                                                     -----------
INTEGRATED OIL & GAS--2.2%
   112,925   ExxonMobil Corporation                                    6,927,949
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
    78,725   Sprint Nextel Corporation                                 1,573,713
                                                                     -----------
INTERNET RETAIL--0.3%
    32,825   eBay, Inc.*                                                 961,444
                                                                     -----------
INTERNET SOFTWARE & SERVICES--4.1%
    20,600   Google, Inc. Class A*                                     8,638,198
   128,800   Yahoo!, Inc.*                                             4,250,400
                                                                     -----------
                                                                      12,888,598
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--4.3%
   336,850   Charles Schwab Corporation                                5,382,863
    29,400   Goldman Sachs Group, Inc.                                 4,422,642
    37,000   Morgan Stanley                                            2,338,770
    91,725   TD Ameritrade Holding Corporation                         1,358,447
                                                                     -----------
                                                                      13,502,722
                                                                     -----------
IT CONSULTING & OTHER SERVICES--0.5%
    58,525   Accenture Limited Class A                                 1,657,428
                                                                     -----------
MOVIES & ENTERTAINMENT--1.0%
   102,580   Walt Disney Company                                       3,077,400
                                                                     -----------
MULTI-LINE INSURANCE--1.6%
    29,074   American International Group, Inc.                        1,716,820
    69,825   Assurant, Inc.                                            3,379,530
                                                                     -----------
                                                                       5,096,350
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--1.8%
    87,200   Schlumberger Limited                                      5,677,592
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
   104,475 JPMorgan Chase & Company                                    4,387,950
                                                                     -----------
PERSONAL PRODUCTS--2.3%
   113,150   Avon Products, Inc.                                       3,507,650
    93,850   Estee Lauder Companies, Inc. Class A                      3,629,180
                                                                     -----------
                                                                       7,136,830
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
    90,250   Johnson & Johnson                                      $  5,407,780
   140,519   Pfizer, Inc.                                              3,297,981
   161,525   Schering-Plough Corporation                               3,073,821
   131,300   Wyeth                                                     5,831,033
                                                                    ------------
                                                                      17,610,615
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.4%
    80,600   Allstate Corporation                                      4,411,238
                                                                    ------------
RAILROADS--0.8%
    26,000   Union Pacific Corporation                                 2,416,960
                                                                    ------------
SEMICONDUCTORS--4.6%
    40,575   Broadcom Corporation*                                     1,219,279
    50,025   Freescale Semiconductor, Inc. Class B*                    1,470,735
   145,809   Intel Corporation                                         2,763,081
   126,825   Linear Technology Corporation                             4,247,369
    93,825   Maxim Integrated Products, Inc.                           3,012,721
    53,100   Texas Instruments, Inc.                                   1,608,399
                                                                    ------------
                                                                      14,321,584
                                                                    ------------
SOFT DRINKS--1.8%
    93,000   PepsiCo, Inc.                                             5,583,720
                                                                    ------------
SPECIALTY STORES--0.5%
    17,425   AutoZone, Inc.*                                           1,536,885
                                                                    ------------
STEEL--0.8%
    45,250   Nucor Corporation                                         2,454,813
                                                                    ------------
SYSTEMS SOFTWARE--6.8%
   204,000   Adobe Systems, Inc.*                                      6,193,440
   452,701   Microsoft Corporation                                    10,547,933
   219,975   Oracle Corporation*                                       3,187,438
    77,750   Symantec Corporation*                                     1,208,235
                                                                    ------------
                                                                      21,137,046
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$286,767,892)                                                 293,174,728
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.3%

AEROSPACE & DEFENSE--0.6%
    48,275   Empresa Brasileira de Aeronautica SA Sponsored
             ADR (BR)                                                  1,760,589
                                                                    ------------
APPLICATION SOFTWARE--0.4%
    25,300   SAP AG Sponsored ADR (GE)                                 1,328,756
                                                                    ------------
PACKAGED FOODS & MEATS--0.8%
    61,900   Cadbury Schweppes Sponsored ADR (UK)                      2,402,958
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.5%
   237,025   ASM Lithography Holding NV NY Shares (NE)*                4,792,646
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$9,400,846)                                                    10,284,949
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.8%

SPECIAL PURPOSE ENTITY--2.8%
$8,800,000   CAFCO LLC  5.33% 7/3/06~                               $  8,797,394
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$8,797,394)                                           8,797,394
                                                                    ------------
TOTAL INVESTMENTS--99.9%
(TOTAL COST--$304,966,132)                                           312,257,071
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.1%                                      332,100
                                                                    ------------
NET ASSETS--100.0%                                                  $312,589,171
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $8,797,394, OR 2.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

ADR - AMERICAN DEPOSITARY RECEIPT
SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
BR - BRAZIL
GE - GERMANY
NE - NETHERLANDS
UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                    $ 304,966,132
                                                                  -------------
Investment securities, at market                                    312,257,071
Cash                                                                    170,797
Receivables:
   Investment securities sold                                         7,943,182
   Capital shares sold                                                  153,714
   Dividends and interest                                               280,663
Other assets                                                             11,547
                                                                  -------------
Total Assets                                                        320,816,974
                                                                  -------------

LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    7,516,537
   Capital shares redeemed                                              235,893
   Advisory fees                                                        198,271
   Shareholder servicing fees                                            28,340
   Accounting fees                                                       15,410
   Distribution fees                                                     95,733
   Transfer agency fees                                                  39,004
   Custodian fees                                                         2,076
   Directors' deferred compensation                                      11,547
   Other                                                                 84,992
                                                                  -------------
Total Liabilities                                                     8,227,803
                                                                  -------------
Net Assets                                                        $ 312,589,171
                                                                  =============

COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 981,218,925
Accumulated net investment loss                                        (565,630)
Accumulated net realized loss from security transactions           (675,355,063)
Net unrealized appreciation on investments                            7,290,939
                                                                  --------------
Total                                                             $ 312,589,171
                                                                  ==============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $  8,522,474
Shares Outstanding                                                       777,420
Net Asset Value, Redemption Price Per Share                         $      10.96
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                    $      11.63

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  5,447,753
Shares Outstanding                                                       520,969
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $      10.46

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,263,540
Shares Outstanding                                                       120,818
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $      10.46

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $295,251,224
Shares Outstanding                                                    26,780,434
Net Asset Value, Offering and Redemption Price Per Share            $      11.02

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $  2,032,663
Shares Outstanding                                                       181,653
Net Asset Value, Offering and Redemption Price Per Share            $      11.19

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     71,517
Shares Outstanding                                                         6,811
Net Asset Value, Redemption Price Per Share                         $      10.50
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                    $      10.99

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                          $  1,744,686
Interest                                                                202,517
Foreign taxes withheld                                                   (7,096)
                                                                   ------------
Total Investment Income                                               1,940,107
                                                                   ------------
EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                 1,291,391
Shareholder servicing fees--Note 2                                      172,448
Accounting fees--Note 2                                                 101,127
Distribution fees--Note 2                                               432,855
Transfer agency fees--Note 2                                            166,530
Registration fees                                                        30,475
Postage and mailing expenses                                             17,350
Custodian fees and expenses--Note 2                                       6,838
Printing expenses                                                        34,925
Legal and audit fees                                                     64,625
Directors' fees and expenses--Note 2                                     43,120
Other expenses                                                           42,978
                                                                   ------------
   Total Expenses                                                     2,404,662
   Earnings Credits                                                      (6,838)
                                                                   ------------
   Net Expenses                                                       2,397,824
                                                                   ------------
Net Investment Loss                                                    (457,717)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           18,866,007
Net Change in Unrealized Appreciation/Depreciation of Investments   (15,864,679)
                                                                   ------------
Net Realized and Unrealized Gain                                      3,001,328
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  2,543,611
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------------------
Net Investment Loss                                       $   (457,717)      $   (773,131)
Net Realized Gain on Security Transactions                  18,866,007         38,521,459
Net Change in Unrealized Appreciation/Depreciation
   of Investments                                          (15,864,679)       (24,451,397)
                                                          ------------       ------------
Net Increase in Net Assets Resulting from Operations         2,543,611         13,296,931
                                                          ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From Net Investment Income
   Class A                                                           0            (19,905)
   Class F                                                           0         (1,261,946)
   Class R                                                           0            (13,251)
                                                          ------------       ------------
Net Decrease from Dividends and Distributions                        0         (1,295,102)
                                                          ------------       ------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                                   3,111,159         (1,032,110)
   Class B                                                  (4,318,660)        (3,049,516)
   Class C                                                     (99,091)          (552,479)
   Class F                                                 (38,795,833)       (86,019,465)
   Class R                                                      38,928         (9,087,141)
   Class T                                                       1,101            (31,280)
                                                          ------------       ------------
Net Decrease from Capital Share Transactions               (40,062,396)       (99,771,991)
                                                          ------------       ------------
Net Decrease in Net Assets                                 (37,518,785)       (87,770,162)
                                                          ------------       ------------
NET ASSETS
------------------------------------------------------------------------------------------
Beginning of Period                                       $350,107,956       $437,878,118
                                                          ------------       ------------
End of Period                                             $312,589,171       $350,107,956
                                                          ============       ============
Accumulated Net Investment Loss                           $   (565,630)      $   (107,913)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005         2004        2003      2002
                                                 --------------   --------------------------------------------
CLASS A SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $10.91        $10.53      $  9.79      $ 7.46    $ 10.53
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.01)(a)     (0.03)(a)    (0.02)(a)   (0.06)     (0.06)
Net realized and unrealized gains
   (losses) on securities                             0.06          0.45         0.72        2.39      (3.01)
                                                    ----------------------------------------------------------
Total from investment operations                      0.05          0.42         0.74        2.33      (3.07)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00         (0.04)        0.00        0.00       0.00
From net realized gains                               0.00          0.00         0.00        0.00       0.00
                                                    ----------------------------------------------------------
Total distributions                                   0.00         (0.04)        0.00        0.00       0.00
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $10.96        $10.91      $ 10.53      $ 9.79    $  7.46
                                                    ==========================================================
TOTAL RETURN(b)                                       0.46%         3.98%        7.56%      31.23%    (29.15%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $8,522        $5,505      $ 6,356      $6,452    $ 5,149
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.40%         1.49%        1.42%       1.66%      1.48%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.40%         1.47%        1.41%       1.66%      1.48%
Net investment income (loss)                         (0.21%)       (0.28%)       0.22%      (0.59%)    (0.56%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             121%          120%         107%        124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005        2004        2003      2002
                                                 --------------   ------------------------------------------
CLASS B SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $10.46        $10.14     $  9.50     $  7.30   $ 10.38
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.06)(a)     (0.11)(a)   (0.06)(a)   (0.17)    (0.18)
Net realized and unrealized gains
   (losses) on securities                             0.06          0.43        0.70        2.37     (2.90)
                                                 -----------------------------------------------------------
Total from investment operations                      0.00          0.32        0.64        2.20     (3.08)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00          0.00        0.00        0.00      0.00
From net realized gains                               0.00          0.00        0.00        0.00      0.00
                                                 -----------------------------------------------------------
Total distributions                                   0.00          0.00        0.00        0.00      0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $10.46        $10.46     $ 10.14     $  9.50   $  7.30
                                                 ===========================================================

TOTAL RETURN(b)                                       0.00%         3.16%       6.74%      30.14%   (29.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $5,448        $9,603     $12,406     $13,664   $11,603
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        2.32%         2.31%       2.22%       2.48%     2.22%
Expenses with reimbursements,
   earnings credits and brokerage offsets             2.32%         2.30%       2.22%       2.48%     2.22%
Net investment loss                                  (1.20%)       (1.11%)     (0.58%)     (1.41%)   (1.30%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             121%          120%        107%        124%      139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE  CUSTODIAN.  THESE  WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO  TURNOVER  RATE  IS A  MEASURE  OF  PORTFOLIO  ACTIVITY  THAT  IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX
                                            MONTHS
                                             ENDED                   YEAR ENDED
                                           JUNE 30,                DECEMBER 31,
                                             2006      2005       2004       2003      2002
                                          ---------   --------------------------------------
CLASS C SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $10.45      $10.13     $ 9.48     $ 7.29   $ 10.36
--------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                        (0.06)(a)   (0.10)(a)  (0.05)(a)  (0.19)    (0.26)
Net realized and unrealized gains
   (losses) on securities                   0.07        0.42       0.70       2.38     (2.81)
                                          --------------------------------------------------
Total from investment operations            0.01        0.32       0.65       2.19     (3.07)
--------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                  0.00        0.00       0.00       0.00      0.00
From net realized gains                     0.00        0.00       0.00       0.00      0.00
                                          --------------------------------------------------
Total distributions                         0.00        0.00       0.00       0.00      0.00
--------------------------------------------------------------------------------------------
Net Asset Value, end of period            $10.46      $10.45     $10.13     $ 9.48   $  7.29
                                          ==================================================

TOTAL RETURN(b)                             0.10%       3.16%      6.86%     30.04%   (29.63%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $1,264      $1,362     $1,881     $1,774   $ 1,528
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                               2.20%       2.24%      2.16%      2.49%     2.37%
Expenses with reimbursements, earnings
   credits and brokerage offsets            2.19%       2.22%      2.16%      2.49%     2.37%
Net investment loss                        (1.04%)     (1.03%)    (0.49%)    (1.42%)   (1.46%)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                   121%        120%       107%       124%      139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE  CUSTODIAN.  THESE  WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO  TURNOVER  RATE  IS A  MEASURE  OF  PORTFOLIO  ACTIVITY  THAT  IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                        YEAR ENDED
                                                 ENDED JUNE 30,                     DECEMBER 31,
                                                      2006          2005          2004         2003       2002
                                                 --------------   ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $  10.97       $  10.58      $   9.83     $   7.48   $  10.53
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          (0.01)(a)      (0.02)(a)      0.03(a)     (0.17)     (0.22)
Net realized and unrealized gains (losses) on
   securities                                          0.06           0.45          0.72         2.52      (2.83)
                                                 -----------------------------------------------------------------
Total from investment operations                       0.05           0.43          0.75         2.35      (3.05)
------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00          (0.04)         0.00         0.00       0.00
From net realized gains                                0.00           0.00          0.00         0.00       0.00
                                                 -----------------------------------------------------------------
Total distributions                                    0.00          (0.04)         0.00         0.00       0.00
------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $  11.02       $  10.97      $  10.58     $   9.83   $   7.48
                                                 =================================================================
TOTAL RETURN                                           0.46%          4.08%         7.63%       31.42%    (28.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $295,251       $331,585      $406,550     $484,742   $443,307
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.40%          1.38%         1.33%        1.47%      1.38%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.40%          1.37%         1.33%        1.47%      1.37%
Net investment income (loss)                          (0.25%)        (0.18%)        0.30%       (0.41%)    (0.46%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                              121%           120%          107%         124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005        2004     2003       2002
                                                 --------------   ----------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $11.11       $10.69     $  9.89   $ 7.50    $ 10.57
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.01(a)      0.02(a)     0.07     0.01       0.01
Net realized and unrealized gains (losses) on
   securities                                          0.07         0.47        0.73     2.38      (3.08)
                                                 ---------------------------------------------------------
Total from investment operations                       0.08         0.49        0.80     2.39      (3.07)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.07)       0.00     0.00       0.00
From net realized gains                                0.00         0.00        0.00     0.00       0.00
                                                 ---------------------------------------------------------
Total distributions                                    0.00        (0.07)       0.00     0.00       0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $11.19       $11.11     $ 10.69   $ 9.89    $  7.50
                                                 =========================================================
TOTAL RETURN                                           0.72%        4.54%       8.09%   31.87%    (29.04%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $2,033       $1,982     $10,584   $8,792    $ 4,333
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.02%        1.05%       1.03%    1.13%      1.30%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.01%        1.04%       1.03%    1.13%      1.30%
Net investment income (loss)                           0.14%        0.15%       0.65%   (0.04%)    (0.34%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                              121%         120%        107%     124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                      YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005        2004        2003       2002
                                                 --------------   -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $10.49       $10.17      $ 9.48      $ 7.27    $ 10.38
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                   (0.06)(a)    (0.10)(a)   (0.02)(a)   (0.30)     (0.56)
Net realized and unrealized gains (losses) on
   securities                                          0.07         0.42        0.71        2.51      (2.55)
                                                 ------------------------------------------------------------
Total from investment operations                       0.01         0.32        0.69        2.21      (3.11)
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         0.00        0.00        0.00       0.00
From net realized gains                                0.00         0.00        0.00        0.00       0.00
                                                 ------------------------------------------------------------
Total distributions                                    0.00         0.00        0.00        0.00       0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $10.50       $10.49      $10.17      $ 9.48    $  7.27
                                                 ============================================================
TOTAL RETURN(b)                                        0.10%        3.15%       7.28%      30.40%    (29.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $   72       $   71      $  100      $  220    $   208
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(c)                     2.29%        2.21%       1.79%       2.22%      2.78%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               2.29%        2.20%       1.79%       2.22%      2.78%
Net investment loss                                   (1.12%)      (1.01%)     (0.17%)     (1.15%)    (1.89%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                              121%         120%        107%        124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $152,250 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $67,050 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

            TRANSFER
          AGENCY FEES
---------------------
Class A     $ 4,470
---------------------
Class B     $12,083
---------------------
Class C     $ 1,214
---------------------
Class R     $     0
---------------------
Class T     $   263
---------------------

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $2,401 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $81,450 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $398,628 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

          DISTRIBUTION     SHAREHOLDER
              FEES       SERVICING FEES
---------------------------------------
Class A        N/A           $8,732
---------------------------------------
Class B      $29,039         $9,680
---------------------------------------
Class C      $ 5,103         $1,701
---------------------------------------
Class T      $    85         $   85
---------------------------------------

During the period ended June 30, 2006, DSC retained $895 and $47 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $8,488 and $66 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

TIME PERIOD         AMOUNT OF WAIVER
------------------------------------
9/1/05 to 8/31/06       $200,000
------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $0. The amount paid to Mellon Bank was $6,838.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $11,089 for a trading error. This amount is not material to the fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            -------------------------
                            2009         $481,174,758
                            -------------------------
                            2010         $209,975,954
                            -------------------------
                                         $691,150,712
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              ----------------------------------------------------
              Post-October Capital Loss Deferral      $   (947,792)
              ----------------------------------------------------
              Federal Tax Cost                        $305,689,282
              ----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 18,277,604
              ----------------------------------------------------
              Gross Tax Depreciation of Investments   $(11,709,815)
              ----------------------------------------------------
              Net Tax Appreciation                    $  6,567,789
              ----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                             PERIOD ENDED              YEAR ENDED
                                             JUNE 30, 2006          DECEMBER 31, 2005
                                         SHARES       AMOUNT      SHARES       AMOUNT
CLASS A
---------------------------------------------------------------------------------------
Sold                                     331,885   $ 3,774,944     56,086   $   588,334
Dividends or Distributions Reinvested          0   $         0      1,577   $    17,366
Redeemed                                 (59,099)  $  (663,785)  (156,471)  $(1,637,810)
                                        -----------------------------------------------
Net Increase (Decrease)                  272,786   $ 3,111,159    (98,808)  $(1,032,110)
                                        ===============================================
CLASS B
---------------------------------------------------------------------------------------
Sold                                       4,745   $    50,617     13,206   $   130,840
Redeemed                                (402,265)  $(4,369,277)  (317,903)  $(3,180,356)
                                        -----------------------------------------------
Net Decrease                            (397,520)  $(4,318,660)  (304,697)  $(3,049,516)
                                        ===============================================

                                               PERIOD ENDED                   YEAR ENDED
                                               JUNE 30, 2006              DECEMBER 31, 2005
                                          SHARES         AMOUNT         SHARES         AMOUNT
CLASS C
------------------------------------------------------------------------------------------------
Sold                                         9,489    $    103,014         7,980   $      80,497
Redeemed                                   (18,996)   $   (202,105)      (63,320)  $    (632,976)
                                        --------------------------------------------------------
Net Decrease                                (9,507)   $    (99,091)      (55,340)  $    (552,479)
                                        ========================================================
CLASS F
------------------------------------------------------------------------------------------------
Sold                                       714,226    $  8,075,169     1,864,857   $  19,477,463
Dividends or Distributions Reinvested            0    $          0       107,799   $   1,193,334
Redeemed                                (4,154,920)   $(46,871,002)  (10,161,828)  $(106,690,262)
                                        --------------------------------------------------------
Net Decrease                            (3,440,694)   $(38,795,833)   (8,189,172)  $ (86,019,465)
                                        ========================================================
CLASS R
------------------------------------------------------------------------------------------------
Sold                                        26,469    $    303,990       323,673   $   3,445,896
Dividends or Distributions Reinvested            0    $          0         1,182   $      13,251
Redeemed                                   (23,158)   $   (265,062)   (1,136,441)  $ (12,546,288)
                                        --------------------------------------------------------
Net Increase (Decrease)                      3,311    $     38,928      (811,586)  $  (9,087,141)
                                        ========================================================
CLASS T
------------------------------------------------------------------------------------------------
Sold                                           802    $      8,802           189   $       1,893
Redeemed                                      (712)   $     (7,701)       (3,345)  $     (33,173)
                                        --------------------------------------------------------
Net Increase (Decrease)                         90    $      1,101        (3,156)  $     (31,280)
                                        ========================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $202,943,314 and $254,389,682 respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

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

                      This page intentionally left blank.

DREYFUS FOUNDERS GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0374SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       19
Statements of Changes in Net Assets                                           20
Financial Highlights                                                          21
Notes to Financial Statements                                                 27

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     Did you know you can reduce your postal mail by accessing Dreyfus Founders
Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that
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     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF REMI J. BROWNE]

[PHOTO OF JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT, AND JEFFREY
R. SULLIVAN, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

VOLATILE MARKETS

During the period, international equity markets continued their three-year rally. Merger-and-acquisition (M&A) activity increased and strong earnings announcements overcame significant tightening in global monetary policy. Investor sentiment was boosted by benign inflation, historically low interest rates and an ongoing economic expansion, primarily driven by the United States. However, later in the period, investors became concerned about numerous economic issues that prompted a reversal in global markets. These macroeconomic issues included a slowdown in the housing market, U.S. dollar weakness, rising consumer prices and the continued interest rate increases by the Federal Reserve and a move away from quantitative easing by the Bank of Japan. Against this backdrop, global equity markets suffered a major sell-off beginning in the middle of May and lasting until mid-June.

     For the six-month period ended June 30, 2006, Dreyfus Founders International Equity Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index, which returned 10.06%, during the same period, but outperformed(1) its other benchmark, the MSCI World ex U.S. Growth Index, which returned 9.35%.

STOCK-BY-STOCK STRATEGY REMAINED IN PLACE

The positioning of the Fund was not substantially altered during the period, as we continued our investment

                "OUR STOCK-PICKING STRATEGY PROVED BENEFICIAL TO
                        THE FUND ON A RELATIVE BASIS..."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States. The total return figures cited for this index assume change in securities prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

strategy of picking stocks whose growth potential was high and whose valuations were attractive. Our stock-picking strategy proved beneficial to the Fund on a relative basis, as stock selection overall was a boon to the Fund's return.

COUNTRIES BOOSTED RELATIVE PERFORMANCE

For the six-month period, the United Kingdom (U.K.) and Germany provided the largest positive impact to relative Fund performance due to strong stock selection. German equities rallied as the IFO business sentiment index hit new highs, companies began to invest in personnel again and a more business-friendly government was put in place.

     Favorable stock selection in Hong Kong and a substantial relative overweight position in oil-exporting Norway also boosted the Fund's return for the period.

MATERIALS AND FINANCIALS OUTPACED OTHER FUND SECTORS

The materials sector was the strongest performing sector in the Fund, as commodity prices experienced strong appreciation during the period. Increased M&A activity aided the sector, with large bids indicating the robust metals cycle was expected to continue. Diversified mining stocks also held up during the period after tremendous price appreciation during 2005. Within the Fund, several top-performing holdings came from the materials sector. The U.K.-based metals and mining company XSTRATA PLC had a strong run as the company benefited not only from the solid pricing environment, but also by making quality, strategic acquisitions. BHP BILLITON LIMITED, an Australian company which is the largest diversified mining firm in the world, rallied as copper, zinc and iron ore prices continued to defy gravity and reached new highs. THYSSENKRUPP AG benefited from the merger of France's Arcelor SA and Mittal Steel Company N.V. The $30 billion merger put many steel companies in focus as potential takeover candidates.

     The Fund's strong stock picking was also made evident in the performance of the financials sector within the Fund. Dutch financials giant ING GROEP N.V. performed well during the period, as a result of healthy demand in the corporate insurance lines and solid performance within ING Direct and its retail banking division. The firm also released first quarter 2006 results that were better than expected, and the shares of the company advanced as a result.

SECTORS BENEFITING THE FUND
Materials
Telecommunication Services
Financials

OTHER IMPORTANT CONTRIBUTORS

Other notable performers during the period include information technology (IT) issue CANON, INC. and health care holding Schering AG. Japanese firm Canon experienced stronger-than-expected demand in the United States for its products. American sales were up 14.6% year-on-year in the first quarter, driven by increased demand for laser printers. German pharmaceuticals provider Schering AG benefited from a bidding war for the company. The stock rose 50% during the period and the Fund sold its position, as it appeared the risk/reward trade-off no longer favored holding the shares.

COUNTRY-SPECIFIC STOCK-PICKING WEIGHED ON PERFORMANCE

When viewing country-specific performance within the Fund, the main detractor overall was weak stock selection, primarily in Sweden, Denmark, Spain and France.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

 1.   GLAXOSMITHKLINE PLC (United Kingdom; GSK)                            3.08%
 2.   ROCHE HOLDING AG (Switzerland; RO.G)                                 2.88%
 3.   BHP BILLITON LIMITED (Australia; BHP)                                2.71%
 4.   SANOFI-AVENTIS (France; SAN)                                         2.41%
 5.   BP PLC (United Kingdom; BP)                                          2.30%
 6.   ING GROEP NV (Netherlands; ING.C)                                    2.24%
 7.   CANON, INC. (Japan; 7751)                                            2.07%
 8.   SONY CORPORATION (Japan; 6758)                                       1.81%
 9.   BRITISH AMERICAN TOBACCO PLC (United Kingdom; BATS)                  1.76%
10.   HONDA MOTOR COMPANY LIMITED (Japan; 7267)                            1.75%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

                DREYFUS
               FOUNDERS
             INTERNATIONAL
                EQUITY       MSCI WORLD
 PERIOD      FUND-CLASS F   EX U.S. INDEX
----------   ------------   -------------
 6/28/1996      $10,000       $10,000
 6/30/1997      $12,051       $11,353
 6/30/1998      $14,708       $12,068
 6/30/1999      $15,122       $12,957
 6/30/2000      $21,628       $15,392
 6/29/2001      $14,674       $11,723
 6/28/2002      $11,127       $10,618
 6/30/2003      $ 9,828       $10,026
 6/30/2004      $13,282       $13,229
 6/30/2005      $15,276       $15,154
 6/30/2006      $19,319       $19,229

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1       5       10      SINCE
CLASS (Inception Date)        DATE+     YEAR   YEARS   YEARS   INCEPTION
------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)     3.44%    19.13%  4.35%     --     (3.11%)
Without sales charge          9.75%    26.42%  5.59%     --     (2.22%)

B SHARES (12/31/99)
With redemption*              5.38%    21.56%  4.49%     --     (2.95%)
Without redemption            9.38%    25.56%  4.82%     --     (2.95%)

C SHARES (12/31/99)
With redemption**             8.40%    24.62%  4.80%     --     (2.98%)
Without redemption            9.40%    25.62%  4.80%     --     (2.98%)

F SHARES (12/29/95)           9.81%    26.46%  5.65%   6.81%     7.86%
R SHARES (12/31/99)           9.95%    26.85%  5.94%     --     (1.93%)

T SHARES (12/31/99)
With sales charge (4.50%)     4.71%    20.55%  4.39%     --     (3.15%)
Without sales charge          9.65%    26.22%  5.36%     --     (2.46%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, expense limitations, and adjustments for financial statement purposes. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

INDUSTRIALS, CONSUMER DISCRETIONARY AND ENERGY STOCKS HURT FUND

With global growth potentially peaking, analysts began to downgrade the industrials sector by the end of the period. International capital goods companies faced rising global interest rates, currency strength and a more mature economic cycle. These underlying issues, combined with poor stock selection, caused industrials to have the biggest negative impact on the Fund during the first half of 2006. EADS, a French-listed aerospace company, announced a profit warning in June as delays of the new Airbus A380 series of commercial jets will negatively impact earnings going forward. A.P. Moller-Maersk A/S, the Danish chartered shipping vessel operator, was unable to grow its share price during the period. Costs increased faster than anticipated, primarily due to the price of bunker fuel, which weighed on profitability across the board.

SECTORS DETRACTING FROM THE FUND
Industrials
Consumer Discretionary
Energy

Poor stock selection in the consumer discretionary and energy sectors also weighed on relative performance. Japanese home appliances and computer retailer Yamada Denki Company Limited's stock price fell as a result of profit taking. Oil- and gas-services provider TRICAN WELL SERVICE LIMITED released fourth

                                    [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS

20.39%   Japan
20.19%   United Kingdom
10.09%   France
 8.00%   Switzerland
 7.80%   Germany
 5.99%   Canada
 4.69%   Australia
 3.56%   Netherlands
 3.22%   Spain
 3.13%   Italy
11.49%   Other Countries
 1.45%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

quarter 2005 results that were in line with forecasts. The stock, however, dropped as a result of the deterioration in North American gas prices.

UNDERPERFORMERS FOUND IN STRONGER SECTORS

Underperforming stocks were also found in the Fund's strong-performing financials and health care sectors. ORIX CORPORATION, the Japanese direct finance lease and operating lease provider, saw its stock price fall as the firm was hindered by delays in real-estate transactions between Orix and subsidiary Orix Jreit. Pharmaceutical manufacturer MERCK KGAA experienced weakness in its share price due to increased competition in a market segment and a failed acquisition bid for Schering AG.

     We have been cautiously optimistic regarding international markets due to the relatively strong returns generated by the world's big exporters, Japan and Germany, and the seemingly limitless appetite for commodity stocks. We believe the pullback in equity markets experienced between May 11 and June 13 was likely a cyclical correction, not the beginning of a secular bear market. Economic fundamentals have improved across Europe and Japan, which should help offset a slowdown in U.S. consumption.

     As always, our focus is on seeking companies with improving business momentum and attractive valuations, regardless of sector or country, or the direction of the market.


/s/ Remi J. Browne,                     /s/ Jeffrey R. Sullivan,
-------------------------------------   ----------------------------------------
Remi J. Browne, CFA                     Jeffrey R. Sullivan, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,097.50          $ 7.28
CLASS A HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS B ACTUAL            1,000.00        1,093.80           11.16
CLASS B HYPOTHETICAL      1,000.00        1,014.00           10.79
CLASS C ACTUAL            1,000.00        1,094.00           11.16
CLASS C HYPOTHETICAL      1,000.00        1,014.00           10.79
CLASS F ACTUAL            1,000.00        1,098.10            7.28
CLASS F HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS R ACTUAL            1,000.00        1,099.50            5.99
CLASS R HYPOTHETICAL      1,000.00        1,019.02            5.77
CLASS T ACTUAL            1,000.00        1,096.50            8.58
CLASS T HYPOTHETICAL      1,000.00        1,016.51            8.28

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.40%
CLASS B       2.15%
CLASS C       2.15%
CLASS F       1.40%
CLASS R       1.15%
CLASS T       1.65%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--94.5%
ADVERTISING--0.6%
   21,300   WPP Group PLC (UK)                                       $  257,784
                                                                     ----------
AIRLINES--1.1%
   73,800   British Airways PLC (UK)*                                   467,732
                                                                     ----------
ALUMINUM--0.8%
   7,500   Alcan, Inc. (CA)                                             351,317
                                                                     ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
   8,400   Compagnie Financiere Richemont AG (SZ)                       384,754
   4,500   Gildan Activewear, Inc. (CA)*                                212,806
                                                                     ----------
                                                                        597,560
                                                                     ----------
APPLICATION SOFTWARE--0.6%
   1,250   SAP AG (GE)                                                  263,654
                                                                     ----------
AUTOMOBILE MANUFACTURERS--1.7%
   23,400   Honda Motor Company Limited (JA)                            742,240
                                                                     ----------
BIOTECHNOLOGY--1.1%
   11,900   CSL Limited (AU)                                            475,310
                                                                     ----------
BREWERS--3.4%
    7,400   Heineken NV (NE)                                            313,776
   12,600   InBev NV (BE)                                               618,074
   13,400   Kirin Brewery Company Limited (JA)                          210,648
    6,600   Orkla ASA (NW)                                              305,884
                                                                     ----------
                                                                      1,448,382
                                                                     ----------
BROADCASTING & CABLE TV--0.6%
   9,800   Shaw Communications, Inc. Class B (CA)                       276,978
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.2%
   109,000   Foxconn International Holdings Limited (HK)*               232,981
    34,000   Nokia Oyj (FI)                                             694,091
                                                                     ----------
                                                                        927,072
                                                                     ----------
COMPUTER HARDWARE--1.4%
   45,000   Fujitsu Limited (JA)                                        348,785
   35,000   Toshiba Corporation (JA)                                    228,460
                                                                     ----------
                                                                        577,245
                                                                     ----------

AU    Australia
AT    Austria
BE    Belgium
CA    Canada
DE    Denmark
FI    Finland
FR    France
GE    Germany
GR    Greece
HK    Hong Kong
IE    Ireland
IT    Italy
JA    Japan
KR    South Korea
NE    Netherlands
NW    Norway
PT    Portugal
SG    Singapore
SP    Spain
SW    Sweden
SZ    Switzerland
UK    United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
    11,100   ACS, Actividades de Construccion y Servicios SA (SP)    $  462,997
                                                                     ----------
CONSTRUCTION MATERIALS--0.9%
    30,400   Rinker Group Limited (AU)                                  370,258
                                                                     ----------
CONSUMER ELECTRONICS--2.9%
    22,000   Matsushita Electric Industrial Company Limited (JA)        464,261
    17,400   Sony Corporation (JA)                                      767,826
                                                                     ----------
                                                                      1,232,087
                                                                     ----------
CONSUMER FINANCE--0.8%
     1,440   Orix Corporation (JA)                                      351,695
                                                                     ----------
DEPARTMENT STORES--0.5%
     1,700   PPR SA (FR)                                                216,795
                                                                     ----------
DISTILLERS & VINTNERS--0.7%
    18,300    Diageo PLC (UK)                                           307,763
                                                                     ----------
DIVERSIFIED BANKS--7.3%
    82,600   Banca Intesa SPA (IT)                                      483,894
    15,400   Banco Santander Central Hispano SA (SP)                    224,953
    19,919   Barclays PLC (UK)                                          226,336
     5,607   BNP Paribas SA (FR)                                        536,818
    34,300   Capitalia SPA (IT)                                         281,446
    18,200   HBOS PLC (UK)                                              316,346
    12,700   HSBC Holdings PLC (UK)                                     223,448
     6,700   Royal Bank of Scotland Group PLC (UK)                      220,277
     3,900   Societe Generale (FR)                                      573,676
                                                                     ----------
                                                                      3,087,194
                                                                     ----------
DIVERSIFIED CAPITAL MARKETS--2.4%
    13,100   Credit Suisse Group (SZ)                                   732,897
     2,470   UBS AG (SZ)                                                270,718
                                                                     ----------
                                                                      1,003,615
                                                                     ----------
DIVERSIFIED CHEMICALS--1.2%
     6,300   BASF AG (GE)                                               505,579
                                                                     ----------
DIVERSIFIED METALS & MINING--6.4%
    53,400   BHP Billiton Limited (AU)                                1,150,777
     6,100   Teck Cominco Limited Class B (CA)                          366,011
    20,900   Vedanta Resources PLC (UK)                                 526,751
    17,900   Xstrata PLC (UK)                                           678,532
                                                                     ----------
                                                                      2,722,071
                                                                     ----------
ELECTRIC UTILITIES--1.8%
     2,000   E.ON AG (GE)                                               230,238
   104,300   International Power PLC (UK)                               548,694
                                                                     ----------
                                                                        778,932
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
     3,300  Schneider Electric SA (FR)                                  344,014
    38,000  Sumitomo Electric Industries Limited (JA)                   556,519
                                                                     ----------
                                                                        900,533
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    3,100   TDK Corporation (JA)                                     $  235,669
                                                                     ----------
FOOD RETAIL--1.0%
    5,900   Delhaize Group (BE)                                         409,030
                                                                     ----------
HEAVY ELECTRICAL EQUIPMENT--1.2%
   66,300   Mitsubishi Electric Corporation (JA)                        531,257
                                                                     ----------
HOTELS,  RESORTS & CRUISE LINES--0.6%
   60,000   First Choice Holidays PLC (UK)                              253,791
                                                                     ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.6%
   36,300   Michael Page International PLC (UK)                         235,265
                                                                     ----------
INDUSTRIAL MACHINERY--1.4%
    9,600   Atlas Copco AB Class A (SW)                                 266,785
    4,300   Man AG (GE)                                                 311,747
                                                                     ----------
                                                                        578,532
                                                                     ----------
INTEGRATED OIL & GAS--5.6%
   35,100   BG Group PLC (UK)                                           468,930
   83,819   BP PLC (UK)                                                 977,217
    7,200   Repsol YPF SA (SP)                                          206,201
    7,400   Royal Dutch Shell PLC Class A (NE)                          249,038
    7,332   Total SA (FR)                                               482,517
                                                                     ----------
                                                                      2,383,903
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.8%
   79,400   BT Group PLC (UK)                                           351,266
   28,600   Telefonica SA (SP)                                          476,301
   29,400   Telenor ASA (NW)                                            355,403
                                                                     ----------
                                                                      1,182,970
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--2.1%
   33,300   Daiwa Securities Group, Inc. (JA)                           396,900
   25,600   Nomura Holdings, Inc. (JA)                                  479,832
                                                                     ----------
                                                                        876,732
                                                                     ----------
LIFE & HEALTH INSURANCE--0.5%
    7,200   Manulife Financial Corporation (CA)                         228,132
                                                                     ----------
MOVIES & ENTERTAINMENT--1.6%
   19,700   Vivendi SA (FR)                                             690,432
                                                                     ----------
MULTI-LINE INSURANCE--1.8%
   16,200   Aviva PLC (UK)                                              229,310
    3,900   Baloise Holding Limited (SZ)                                299,693
    1,100   Zurich Financial Services AG (SZ)                           241,125
                                                                     ----------
                                                                        770,128
                                                                     ----------
OFFICE ELECTRONICS--2.1%
   18,000   Canon, Inc. (JA)                                            882,384
                                                                     ----------
OIL & GAS DRILLING--0.5%1
    6,300   Precision Drilling Trust (CA)                               209,379
                                                                     ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
   12,000   Trican Well Service Limited (CA)                         $  239,721
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
   19,200   Eni SPA (IT)                                                565,587
   11,000   Norsk Hydro ASA (NW)                                        291,571
                                                                     ----------
                                                                        857,158
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
   24,200   ING Groep NV (NE)                                           951,223
                                                                     ----------
PACKAGED FOODS & MEATS--0.6%
      790   Nestle SA Registered (SZ)                                   248,127
                                                                     ----------
PAPER PACKAGING--0.5%
   25,500   Rengo Company Limited (JA)                                  192,743
                                                                     ----------
PHARMACEUTICALS--10.6%
    4,000   AstraZeneca Group PLC (UK)                                  241,420
   46,900   GlaxoSmithKline PLC (UK)                                  1,310,390
    5,180   Merck KGaA (GE)                                             471,752
    7,420   Roche Holding AG (SZ)                                     1,226,552
   10,500   Sanofi-Aventis (FR)                                       1,024,751
    3,500   Takeda Pharmaceuticals Company Limited (JA)                 217,756
                                                                     ----------
                                                                      4,492,621
                                                                     ----------
RAILROADS--1.1%
   11,000   Canadian National Railway Company (CA)                      480,480
                                                                     ----------
SEMICONDUCTOR EQUIPMENT--2.3%
    7,000   Silicon-On-Insulator Technologies (FR)*                     207,099
    3,700   Sumco Corporation (JA)                                      210,800
    8,000   Tokyo Electron Limited (JA)                                 559,245
                                                                     ----------
                                                                        977,144
                                                                     ----------
SEMICONDUCTORS--0.4%
   12,700   ATI Technologies, Inc. (CA)*                                184,533
                                                                     ----------
SOFT DRINKS--0.9%
   12,900   Coca-Cola Hellenic Bottling Company SA (GR)                 384,459
                                                                     ----------
STEEL--0.8%
   10,300   ThyssenKrupp AG (GE)                                        351,765
                                                                     ----------
TIRES & RUBBER--1.2%
    5,100   Continental AG (GE)                                         522,003
                                                                     ----------
TOBACCO--1.8%
   29,700   British American Tobacco PLC (UK)                           747,992
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS--2.4%
   30,900   Mitsubishi Corporation (JA)                                 616,974
   28,000   Mitsui & Company Limited (JA)                               395,386
                                                                     ----------
                                                                      1,012,360
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
    4,200   Bouygues SA (FR)                                         $   215,963
   96,900   China Mobile Limited (HK)                                    553,978
                                                                     -----------
                                                                         769,941
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$30,853,577)                                                   40,204,667
                                                                     -----------
PREFERRED STOCKS (FOREIGN)--1.6%
HEALTHCARE EQUIPMENT--1.6%
    3,970   Fresenius AG Preferred (GE)                                  661,108
                                                                     -----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$597,066)                                                         661,108
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.3%
SPECIAL PURPOSE ENTITY--3.3%
$1,400,000   CAFCO LLC 5.33% 7/3/06~                               $ 1,399,585
                                                                   -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,399,585)                                         1,399,585
                                                                   -----------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$32,850,228)                                           42,265,360
                                                                   -----------
OTHER ASSETS AND LIABILITIES--0.6%                                     268,894
                                                                   -----------
NET ASSETS--100.0%                                                 $42,534,254
                                                                   ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $1,399,585, OR 3.3%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                     $ 32,850,228
                                                                   -------------
Investment securities, at market                                     42,265,360
Cash                                                                    136,846
Foreign currency (cost $-759)                                               240
Cash used for collateral on futures                                      43,124
Receivables:
   Investment securities sold                                           701,063
   Capital shares sold                                                    8,295
   Dividends and interest                                                42,511
   From adviser                                                          18,424
   Daily variation on futures contracts                                  17,207
Other assets                                                             55,558
                                                                   -------------
Total Assets                                                         43,288,628
                                                                   -------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      608,512
   Capital shares redeemed                                               53,801
   Advisory fees                                                         25,483
   Shareholder servicing fees                                             7,998
   Accounting fees                                                        3,396
   Distribution fees                                                      4,428
   Transfer agency fees                                                  11,247
   Custodian fees                                                           325
   To transfer agent                                                        174
   Directors' deferred compensation                                      11,874
   Other                                                                 27,136
                                                                   -------------
Total Liabilities                                                       754,374
                                                                   -------------
Net Assets                                                         $ 42,534,254
                                                                   =============
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $ 55,468,923
Undistributed net investment income                                     324,078
Accumulated net realized loss from security
   and foreign currency transactions                                (22,723,251)
Net unrealized appreciation on investments
   and foreign currency translation                                   9,464,504
                                                                   -------------
Total                                                              $ 42,534,254
                                                                   =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $27,669,809
Shares Outstanding                                                     1,875,571
Net Asset Value, Redemption Price Per Share                          $     14.75
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                        $     15.65

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,420,229
Shares Outstanding                                                        98,937
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.35

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   587,589
Shares Outstanding                                                        41,039
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.32

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $12,599,081
Shares Outstanding                                                       852,522
Net Asset Value, Offering and Redemption Price Per Share             $     14.78

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $    85,190
Shares Outstanding                                                         5,711
Net Asset Value, Offering and Redemption Price Per Share             $     14.92

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $   172,356
Shares Outstanding                                                        11,759
Net Asset Value, Redemption Price Per Share                          $     14.66
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                     $     15.35

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $   713,697
Interest                                                                  7,182
Foreign taxes withheld                                                  (88,224)
                                                                    -----------
Total Investment Income                                                 632,655
                                                                    -----------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   211,190
Shareholder servicing fees--Note 2                                       48,854
Accounting fees--Note 2                                                  21,117
Distribution fees--Note 2                                                24,454
Transfer agency fees--Note 2                                             27,974
Registration fees                                                        31,030
Postage and mailing expenses                                              1,176
Custodian fees and expenses--Note 2                                      26,779
Printing expenses                                                        16,570
Legal and audit fees                                                      7,980
Directors' fees and expenses--Note 2                                      4,907
Other expenses                                                           18,060
                                                                    -----------
   Total Expenses                                                       440,091
   Earnings Credits                                                      (2,305)
   Reimbursed/Waived Expenses                                          (127,244)
   Expense Offset to Broker Commissions                                  (6,075)
                                                                    -----------
   Net Expenses                                                         304,467
                                                                    -----------
Net Investment Income                                                   328,188
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on:
   Security Transactions                                              4,603,253
   Closing of Futures Contracts                                         (46,414)
   Foreign Currency Transactions                                          2,757
                                                                    -----------
Net Realized Gain                                                     4,559,596
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation                   (1,005,526)
                                                                    -----------
Net Realized and Unrealized Gain                                      3,554,070
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 3,882,258
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                             JUNE 30, 2006    DECEMBER 31, 2005
-----------------------------------------------------------------------------------------
Net Investment Income                                  $    328,188        $   336,399
Net Realized Gain on Security and Foreign
   Currency Transactions                                  4,559,596          3,931,706
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation       (1,005,526)           683,031
                                                     ----------------   -----------------
Net Increase in Net Assets Resulting from
   Operations                                             3,882,258          4,951,136
                                                     ----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
From Net Investment Income
Class A                                                           0           (221,917)
Class B                                                           0             (3,527)
Class C                                                           0             (1,574)
Class F                                                           0           (100,227)
Class R                                                           0               (750)
Class T                                                           0               (912)
                                                     ----------------   -----------------
Net Decrease from Dividends and Distributions                     0           (328,907)
                                                     ----------------   -----------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
Class A                                                    (346,830)        (2,546,598)
Class B                                                    (729,564)          (529,010)
Class C                                                     (50,302)            42,438
Class F                                                     (13,564)          (729,040)
Class R                                                       8,426             (4,365)
Class T                                                      16,642            (48,533)
                                                     ----------------   -----------------
Net Decrease from Capital Share Transactions             (1,115,192)        (3,815,108)
                                                     ----------------   -----------------
Net Increase in Net Assets                                2,767,066            807,121
                                                     ----------------   -----------------

NET ASSETS
-----------------------------------------------------------------------------------------
Beginning of Period                                    $ 39,767,188        $38,960,067
                                                     ----------------   -----------------
End of Period                                          $ 42,534,254        $39,767,188
                                                     ================   =================
Undistributed (Accumulated) Net Investment
   Income (Loss)                                       $    324,078        $    (4,110)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                       SIX MONTHS                   YEAR ENDED
                                                     ENDED JUNE 30,                DECEMBER 31,
                                                          2006          2005      2004      2003      2002
                                                     --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                     $ 13.44      $ 11.90   $  9.77   $  7.19   $ 10.03
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.12         0.12      0.08      0.06      0.01
Net realized and unrealized gains (losses) on
   securities                                               1.19         1.54      2.14      2.59     (2.84)
                                                     -------------------------------------------------------
Total from investment operations                            1.31         1.66      2.22      2.65     (2.83)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                  0.00        (0.12)    (0.09)    (0.07)    (0.01)
From net realized gains                                     0.00         0.00      0.00      0.00      0.00
                                                     -------------------------------------------------------
Total distributions                                         0.00        (0.12)    (0.09)    (0.07)    (0.01)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                           $ 14.75      $ 13.44   $ 11.90   $  9.77   $  7.19
                                                     =======================================================
TOTAL RETURN(a)                                             9.75%       13.93%    22.69%    36.84%   (28.19%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $27,670      $25,519   $25,076   $22,432   $18,217
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                          1.44%        1.44%     1.42%     1.41%     1.40%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                        1.40%        1.40%     1.40%     1.40%     1.40%
Net investment income                                       1.60%        0.94%     0.74%     0.80%     0.13%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                    68%          54%       85%      144%      220%

(a.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.00% (2006), 2.15% (2005), 2.05% (2004), 2.48%
     (2003) AND 2.18% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       SIX MONTHS                      YEAR ENDED
                                                     ENDED JUNE 30,                   DECEMBER 31,
                                                          2006         2005       2004           2003       2002
                                                     --------------   ------     ------         ------    ---------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                     $13.12       $11.63     $ 9.55         $ 7.03    $  9.87
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                               0.04(a)      0.02(a)    0.00(a, b)    (0.08)     (0.11)
Net realized and unrealized gains (losses) on
   securities                                              1.19         1.49       2.08           2.61      (2.73)
                                                     --------------------------------------------------------------
Total from investment operations                           1.23         1.51       2.08           2.53      (2.84)
-------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                 0.00        (0.02)      0.00          (0.01)      0.00
From net realized gains                                    0.00         0.00       0.00           0.00       0.00
                                                     --------------------------------------------------------------
Total distributions                                        0.00        (0.02)      0.00          (0.01)      0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                           $14.35       $13.12     $11.63         $ 9.55    $  7.03
                                                     ==============================================================
TOTAL RETURN(c)                                            9.38%       13.02%     21.78%         35.95%    (28.77%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $1,420       $1,966     $2,281         $2,372    $ 2,201
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(d)                         2.18%        2.19%      2.16%          2.16%      2.16%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                       2.15%        2.15%      2.15%          2.15%      2.15%
Net investment income (loss)                               0.63%        0.21%      0.00%          0.07%     (0.61%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                   68%          54%        85%           144%       220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.89% (2006), 3.04% (2005), 2.85% (2004), 3.32%
     (2003) AND 2.91% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005      2004          2003      2002
                                                 --------------   ----------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.09       $11.61    $ 9.53        $ 7.02   $  9.86
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.06(a)      0.02(a)   0.00(a),(b)  (0.26)    (0.29)
Net realized and unrealized gains
   (losses) on securities                              1.17         1.50      2.08          2.77     (2.55)
                                                 ---------------------------------------------------------
Total from investment operations                       1.23         1.52      2.08          2.51     (2.84)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.04)     0.00          0.00      0.00
From net realized gains                                0.00         0.00      0.00          0.00      0.00
                                                 ---------------------------------------------------------
Total distributions                                    0.00        (0.04)     0.00          0.00      0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.32       $13.09    $11.61        $ 9.53   $  7.02
                                                 =========================================================
TOTAL RETURN(c)                                        9.40%       13.05%    21.83%        35.76%   (28.80%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $  588       $  584    $  476        $  482   $   532
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)         2.19%        2.20%     2.16%         2.16%     2.16%
Expenses with reimbursements,
   earnings credits and brokerage offsets              2.15%        2.15%     2.15%         2.15%     2.15%
Net investment income (loss)                           0.82%        0.14%     0.03%         0.08%    (0.63%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                               68%          54%       85%          144%      220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.75% (2006), 2.94% (2005), 2.87% (2004), 3.25%
     (2003) AND 3.11% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006          2005       2004     2003      2002
                                                 --------------   -------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $ 13.46       $ 11.92    $  9.78   $ 7.18   $ 10.03
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.12          0.11(a)    0.08(a) (0.01)    (0.05)
Net realized and unrealized gains (losses) on
   securities                                          1.20          1.55       2.14     2.68     (2.79)
                                                 ------------------------------------------------------
Total from investment operations                       1.32          1.66       2.22     2.67     (2.84)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         (0.12)     (0.08)   (0.07)    (0.01)
From net realized gains                                0.00          0.00       0.00     0.00      0.00
                                                 ------------------------------------------------------
Total distributions                                    0.00         (0.12)     (0.08)   (0.07)    (0.01)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $ 14.78       $ 13.46    $ 11.92   $ 9.78   $  7.18
                                                 ======================================================
TOTAL RETURN                                           9.81%        13.91%     22.70%   37.17%   (28.30%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $12,599       $11,485    $10,885   $9,837   $ 9,321
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.44%         1.44%      1.41%    1.40%     1.40%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.40%         1.40%      1.40%    1.40%     1.40%
Net investment income                                  1.61%         0.92%      0.76%    0.80%     0.12%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                               68%           54%        85%     144%      220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.13% (2006), 2.28% (2005), 2.10% (2004), 2.52%
     (2003) AND 2.13% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                  YEAR ENDED
                                                 ENDED JUNE 30,               DECEMBER 31,
                                                      2006         2005      2004     2003      2002
                                                 --------------   ------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.57       $12.01    $ 9.82    $ 7.22   $ 10.08
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.14(a)      0.14(a)   0.13(a)   0.09      0.02
Net realized and unrealized gains (losses) on
   securities                                          1.21         1.57      2.17      2.60     (2.85)
                                                 -----------------------------------------------------
Total from investment operations                       1.35         1.71      2.30      2.69     (2.83)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.15)    (0.11)    (0.09)    (0.03)
From net realized gains                                0.00         0.00      0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                    0.00        (0.15)    (0.11)    (0.09)    (0.03)
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.92       $13.57    $12.01    $ 9.82   $  7.22
                                                 =====================================================
TOTAL RETURN                                           9.95%       14.22%    23.45%    37.27%   (28.10%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $   85       $   70    $   66    $3,146   $ 2,470
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.19%        1.20%     1.15%     1.15%     1.16%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.15%        1.15%     1.15%     1.15%     1.15%
Net investment income                                  1.92%        1.15%     1.21%     1.03%     0.27%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                               68%          54%       85%      144%      220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.99% (2006), 3.35% (2005), 1.65% (2004), 1.95%
     (2003) AND 1.71% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2006          2005       2004       2003        2002
                                                 --------------   -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.37        $11.84     $ 9.70     $ 7.14     $  9.97
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.10(b)       0.08(b)    0.06(b)    0.00(a)    (0.10)
Net realized and unrealized gains
   (losses) on securities                              1.19          1.54       2.11       2.61       (2.73)
                                                 ------------------------------------------------------------
Total from investment operations                       1.29          1.62       2.17       2.61       (2.83)
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         (0.09)     (0.03)     (0.05)       0.00
From net realized gains                                0.00          0.00       0.00       0.00        0.00
                                                 ------------------------------------------------------------
Total distributions                                    0.00         (0.09)     (0.03)     (0.05)       0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.66        $13.37     $11.84     $ 9.70     $  7.14
                                                 ============================================================
TOTAL RETURN(c)                                        9.65%        13.65%     22.42%     36.58%     (28.39%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $  172        $  143     $  175     $  172     $   158
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)         1.69%         1.69%      1.66%      1.65%       1.65%
Expenses with reimbursements,
   earnings credits and brokerage offsets              1.65%         1.65%      1.65%      1.65%       1.65%
Net investment income (loss)                           1.43%         0.67%      0.57%      0.67%      (0.12%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                               68%           54%        85%       144%        220%

(a.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.54% (2006), 2.81% (2005), 2.44% (2004), 2.88%
     (2003) AND 4.00% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian and expense offsets to broker commissions) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent written contractual commitment. For the period ended June 30, 2006, $111,070 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $11,711 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $4,643 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                        TRANSFER
                                       AGENCY FEES
                             ---------------------
                             Class A     $17,561
                             ---------------------
                             Class B     $ 2,443
                             ---------------------
                             Class C     $   390
                             ---------------------
                             Class R     $   148
                             ---------------------
                             Class T     $   340
                             ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $296 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $2,449 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $15,555 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A,

Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                  FEES        SERVICING FEES
                     ---------------------------------------
                     Class A         N/A         $34,042
                     ---------------------------------------
                     Class B      $6,451         $ 2,150
                     ---------------------------------------
                     Class C      $2,245         $   748
                     ---------------------------------------
                     Class T      $  203         $   203
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $630 and $317 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,060 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06      $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $16,174, which reduced the amount paid to Mellon Bank to $10,605.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3.   FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2008         $ 3,805,803
                            ------------------------
                            2009         $10,099,981
                            ------------------------
                            2010         $ 5,986,171
                            ------------------------
                            2011         $ 7,339,094
                            ------------------------
                                         $27,231,049
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Post-October Capital Loss Deferral      $     (2,188)
              -----------------------------------------------------
              Undistributed Ordinary Income           $      4,737
              -----------------------------------------------------
              Federal Tax Cost                        $ 32,900,895
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $  9,798,894
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $   (434,429)
              -----------------------------------------------------
              Net Tax Appreciation                    $  9,364,465
              -----------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                             PERIOD ENDED              YEAR ENDED
                                             JUNE 30, 2006          DECEMBER 31, 2005
                                         SHARES       AMOUNT      SHARES       AMOUNT

CLASS A
----------------------------------------------------------------------------------------
Sold                                      93,370   $ 1,342,179     48,763   $   599,013
Dividends or Distributions Reinvested          0   $         0     15,907   $   210,698
Redeemed                                (116,978)  $(1,689,009)  (272,133)  $(3,356,309)
                                        ------------------------------------------------
Net Decrease                             (23,608)  $  (346,830)  (207,463)  $(2,546,598)
                                        ================================================
CLASS B
----------------------------------------------------------------------------------------
Sold                                      15,057   $   210,994     22,161   $   266,981
Dividends or Distributions Reinvested          0   $         0        212   $     2,770
Redeemed                                 (66,005)  $  (940,558)   (68,649)  $  (798,761)
                                        ------------------------------------------------
Net Decrease                             (50,948)  $  (729,564)   (46,276)  $  (529,010)
                                        ================================================
CLASS C
----------------------------------------------------------------------------------------
Sold                                       1,112   $    16,180     13,942   $   162,011
Dividends or Distributions Reinvested          0   $         0         52   $       684
Redeemed                                  (4,726)  $   (66,482)   (10,373)  $  (120,257)
                                        ------------------------------------------------
Net Increase (Decrease)                   (3,614)  $   (50,302)     3,621   $    42,438
                                        ================================================
CLASS F
----------------------------------------------------------------------------------------
Sold                                     125,549   $ 1,824,959    129,124   $ 1,589,753
Dividends or Distributions Reinvested          0   $         0      7,163   $    95,978
Redeemed                                (126,235)  $(1,838,523)  (196,116)  $(2,414,771)
                                        ------------------------------------------------
Net Decrease                                (686)  $   (13,564)   (59,829)  $  (729,040)
                                        ================================================

                                             PERIOD ENDED         YEAR ENDED
                                             JUNE 30, 2006    DECEMBER 31, 2005
                                           SHARES    AMOUNT   SHARES   AMOUNT

CLASS R
--------------------------------------------------------------------------------
Sold                                         574    $ 8,426       75   $  1,000
Dividends or Distributions Reinvested          0    $     0       55   $    750
Redeemed                                       0    $     0     (518)  $ (6,115)
                                           -------------------------------------
Net Increase (Decrease)                      574    $ 8,426     (388)  $ (4,365)
                                           =====================================
CLASS T
--------------------------------------------------------------------------------
Sold                                       1,392    $20,779      111   $  1,276
Dividends or Distributions Reinvested          0    $     0       66   $    881
Redeemed                                    (297)   $(4,137)  (4,290)  $(50,690)
                                           -------------------------------------
Net Increase (Decrease)                    1,095    $16,642   (4,113)  $(48,533)
                                           =====================================

5.   INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $16,578,034 and $18,355,359, respectively.

6.   FUTURES CONTRACTS

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to mark to market on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Contracts open at June 30, 2006 are as follows:

                                                                 UNREALIZED
                        CONTRACTS   MARKET VALUE   EXPIRATION   APPRECIATION
----------------------------------------------------------------------------
CONTRACTS TO PURCHASE
----------------------------------------------------------------------------
MSCI Pan Euro               28       $  774,889      9/15/06       $32,250
----------------------------------------------------------------------------
Topix Index                  2       $  277,787       9/7/06       $ 6,960
----------------------------------------------------------------------------
                                     $1,052,676                    $39,210
                                     ==========                    =======

7. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

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

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

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

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND

P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0381SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

PAPERLESS DELIVERY OF THIS REPORT

     Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF DANIEL CROWE]

A DISCUSSION WITH PORTFOLIO MANAGER DANIEL CROWE, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

MARKET GAINS WANED AS PERIOD ENDS

The majority of growth indexes started the year with significant gains based on strong corporate earnings growth and a belief that the Federal Reserve was near the end of its tightening cycle. However, most of these gains were reversed during the latter part of the period, due to three main factors. Firstly, signs of increased inflation based on consumer price index (CPI) data and continued price increases for many commodities, especially oil, negatively affected the market. Secondly, investors became concerned with not only whether the Federal Reserve's inflation fighting credentials were strong, but also that the Fed was using backward-looking data in its rate decisions, and that this could potentially lead to higher interest rates, causing a recession. Lastly, housing prices began to weaken, and the potential impact of this on consumer spending and the economy as a whole played a part in the market reversal.

     For the six-month period ended June 30, 2006, midcap growth indexes registered modest gains, while large-cap growth indexes realized small declines. Dreyfus Founders Mid-Cap Growth Fund outperformed its benchmark, the Russell Midcap Growth Index, which returned 2.56% for the six-month period.

PORTFOLIO COMPOSITION SHIFTS

Although there were no significant changes to the number of holdings or the cash level of the Fund, exposure to the information technology sector was modestly increased toward the end of the period, based on more reasonable valuations and company-specific opportunities. This shift, however, had a minimal impact on the relative performance of the Fund.

     During the period, we also chose to not hold any positions in home building firms due to concerns regarding increased interest rates and signs of rampant speculation in many housing markets.

STRONG STOCK SELECTION BOOSTED RELATIVE PERFORMANCE

The Fund's relative outperformance during the first half of the year was mainly attributable to strong stock selection, primarily within the materials, industrials, information technology, financials and health care sectors, and to a lesser extent by an overweight relative position in the materials sector.

"THE FUND'S RELATIVE OUTPERFORMANCE WAS MAINLY ATTRIBUTABLE TO STRONG STOCK SELECTION."

SECTORS BENEFITING THE FUND
Materials
Health Care
Information Technology

     As referred to above, solid stock picking in the materials sector, paired with a substantial overweight position, provided the largest boon to the Fund's relative performance for the period. Among some of the more notable materials issues held by the Fund were Allegheny Technologies and Nucor Corporation. Allegheny delivered robust earnings based on strong demand for high-performance metals, an improvement within the company's flat-rolled products, and substantial operating leverage due to continued cost-reduction efforts by the company. Nucor's stock price increased on an improved outlook for the steel industry. Industry consolidation has led to a better pricing environment and greater earnings stability; the company increased its earnings guidance for the first quarter based on improved pricing within the steel industry.

     Strong performing industrials stocks also aided the Fund's return, as did select health care, industrials and consumer discretionary names. Pharmaceutical development company Covance, Inc. experienced strong earnings momentum in the first half of 2006, driven by increased demand for its drug research and development (R&D) services. Underlying market growth was driven by the trend towards outsourcing more pharmaceutical R&D spending to companies like Covance, rather than large drug companies doing in-house R&D.

     Commercial printing company CENVEO, INC.'s stock price saw an increase during the period as the company's new management team substantially improved Cenveo's cost structure, allowing the company to move from a loss in 2005 to substantial positive earnings and cash flow in 2006. Strong revenue growth for THOMAS AND BETTS CORPORATION'S electrical business drove strong operating leverage, which led analysts to substantially increase earnings estimates for the company for the rest of the year.

     Consumer discretionary issue SCIENTIFIC GAMES CORPORATION saw its share price appreciate during the period due to new instant lottery business contracts and a greater appreciation for potential earnings growth from various international opportunities.

     The Fund's performance also benefited from a settlement payment received by the Fund in a class action lawsuit related to prior Fund investments.

SELECT SECURITIES WEIGHED ON FUND PERFORMANCE

Poor overall stock picking in the energy sector, combined with an underweight position, did not prove advantageous to the Fund's relative performance for the period. Energy stock PATTERSON-UTI ENERGY, INC. contributed to the Fund's underperformance in this sector. Declines in the price of natural gas led to investor concern that the company's profitability would begin to decline after years of increases.

     As mentioned above, although relative stock selection in the health care, information technology and consumer discretionary sectors produced a positive impact for the Fund, select holdings within these sectors underperformed. A provider of pharmacy services to long-term care institutions, OMNICARE, INC.'s share price declined due to a number of near-term concerns including Part D

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  MICROS SYSTEMS, INC. (MCRS)                                            3.28%
2.  HARMAN INTERNATIONAL INDUSTRIES, INC. (HAR)                            3.25%
3.  BALL CORPORATION (BLL)                                                 3.20%
4.  CENVEO, INC. (CVO)                                                     2.88%
5.  THERAVANCE, INC. (THRX)                                                2.82%
6.  DADE BEHRING HOLDINGS, INC. (DADE)                                     2.81%
7.  SHIRE PLC ADR (SHP)                                                    2.74%
8.  SEAGATE TECHNOLOGY (SGAT)                                              2.58%
9.  OMNICARE, INC. (OCR)                                                   2.55%
10. ALLEGHENY TECHNOLOGIES, INC. (ATI)                                     2.45%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

             DREYFUS FOUNDERS
              MID-CAP GROWTH    RUSSELL MID-CAP
               FUND-CLASS F       GROWTH INDEX
 6/28/1996        $10,000.00        $10,000.00
 6/30/1997        $11,441.86        $11,759.33
 6/30/1998        $13,735.19        $14,583.46
 6/30/1999        $13,143.09        $17,545.58
 6/30/2000        $18,150.31        $26,071.41
 6/29/2001        $11,627.73        $17,856.29
 6/28/2002        $ 9,024.07        $13,153.48
 6/30/2003        $ 8,905.72        $14,120.31
 6/30/2004        $11,243.10        $17,978.97
 6/30/2005        $12,397.00        $19,932.29
 6/30/2006        $15,592.40        $22,531.45

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The Russell 1000 Index measures, the performance of the largest 1,000 publicly traded U. S. companies. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                                YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)            DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
----------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)         3.82%    18.35%    4.25%        --      (2.46%)
Without sales charge             10.26%    25.55%    5.49%        --      (1.57%)

B SHARES (12/31/99)
With redemption*                  5.60%    20.30%    4.49%        --      (2.26%)
Without redemption                9.60%    24.30%    4.82%        --      (2.26%)

C SHARES (12/31/99)
With redemption**                 8.95%    23.62%    4.61%        --      (2.41%)
Without redemption                9.95%    24.62%    4.61%        --      (2.41%)

F SHARES (9/8/61)                10.25%    25.78%    6.04%      4.54%       N/A

R SHARES (12/31/99)              10.36%    26.09%    5.73%        --      (1.40%)

T SHARES (12/31/99)
With sales charge (4.50%)         4.74%    18.83%    3.46%        --      (3.14%)
Without sales charge              9.71%    24.30%    4.39%        --      (2.45%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with mid-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

Medicare pricing and regulatory investigations by the attorneys general of the states of Ohio and Michigan.

     Softness within the personal computer market led to a decline in SEAGATE TECHNOLOGIES, INC.'s stock price during the period, as investors were not willing to value the potential future synergies from the company's acquisition of Maxtor Corporation. Furthermore, investors remained skeptical that a more consolidated industry would lead to a more stable pricing environment. A product transition cycle within the video gaming industry led to lower-than-expected sales and earnings for ACTIVISION, INC. Increases in game development costs also impacted near-term earnings for the company.

SECTORS DETRACTING FROM THE FUND
Energy
Consumer Staples
Utilities

     Consumer discretionary holding ADVANCED AUTO PARTS, INC.'s share price weakness in the first half of 2006 was caused by a shortfall in revenues and earnings. Weakness in the low-end consumer market, coupled with tough year-over-year comparisons, caused the company to lower guidance. Consumer product provider JARDEN CORPORATION experienced a difficult fourth quarter of 2005, which impacted its share price in the first quarter of 2006. Issues associated with the company's integration of the Holmes(R) and FoodSaver(R) businesses into its consumer solutions segment plagued the company's stock. Specific issues included a decrease in orders for the Holmes products due to a less lenient return policy because of the integration. Additionally, Jarden faced raw materials pressures, which outpaced the rate of price increases, causing margin contraction. Publisher R.H. DONNELLEY CORPORATION underperformed in the first half of 2006 on investor concerns over competitive threats via the Internet and integration risks presented by the

PORTFOLIO COMPOSITION OF NET ASSETS

                                    [CHART]

23.35%  Information Technology
20.07%  Health Care
16.26%  Consumer Discretionary
10.18%  Industrials
 7.51%  Materials
 7.32%  Energy
 6.79%  Financials
 3.22%  Telecommunicatn Services
 1.20%  Consumer Staples
 4.10%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

recent acquisition of Dex Media, Inc. A highly leveraged balance sheet exacerbated these concerns.

     As we head into the second half of 2006, the Fund was slightly more aggressively positioned. Weakness during the second quarter of 2006 led to attractive entry points for some information technology companies, as well as for some companies that we believe have strong long-term positioning in attractive growth markets.

     In conclusion, we will continue to focus on our bottom-up investment process and will work diligently to seek the most attractive mix of potential reward and limited risk.


/s/ Daniel Crowe
-------------------------------------
Daniel Crowe, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,102.60          $ 6.88
CLASS A HYPOTHETICAL      1,000.00        1,018.17            6.63

CLASS B ACTUAL            1,000.00        1,096.00           11.75
CLASS B HYPOTHETICAL      1,000.00        1,013.45           11.35

CLASS C ACTUAL            1,000.00        1,099.50           11.19
CLASS C HYPOTHETICAL      1,000.00        1,014.00           10.79

CLASS F ACTUAL            1,000.00        1,102.50            6.83
CLASS F HYPOTHETICAL      1,000.00        1,018.22            6.58

CLASS R ACTUAL            1,000.00        1,103.60            5.58
CLASS R HYPOTHETICAL      1,000.00        1,019.42            5.37

CLASS T ACTUAL            1,000.00        1,097.10           11.23
CLASS T HYPOTHETICAL      1,000.00        1,013.95           10.84

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.32%
CLASS B       2.26%
CLASS C       2.15%
CLASS F       1.31%
CLASS R       1.07%
CLASS T       2.16%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--87.2%

ADVERTISING--1.6%
    43,500   R.H. Donnelley Corporation*                              $2,352,045
                                                                      ----------
AIRLINES--1.4%
    82,000   AMR Corporation*                                          2,084,440
                                                                      ----------
ALTERNATIVE CARRIERS--1.5%
   500,000   Level 3 Communications, Inc.*                             2,220,000
                                                                      ----------
APPLICATION SOFTWARE--5.0%
   166,000   Altiris, Inc.*                                            2,994,640
   160,000   BEA Systems, Inc.*                                        2,094,400
    87,500   Blackboard, Inc.*                                         2,534,000
                                                                      ----------
                                                                       7,623,040
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
    13,000   Legg Mason, Inc.                                          1,293,760
                                                                      ----------
AUTOMOTIVE RETAIL--1.4%
    71,500   Advance Auto Parts, Inc.                                  2,066,350
                                                                      ----------
BIOTECHNOLOGY--2.8%
   100,000   Senomyx, Inc.*                                            1,443,000
    75,500   Vertex Pharmaceuticals, Inc.*                             2,771,605
                                                                      ----------
                                                                       4,214,605
                                                                      ----------
CASINOS & GAMING--3.1%
    80,000   Scientific Games Corporation*                             2,849,600
    24,200   Wynn Resorts Limited*                                     1,773,860
                                                                      ----------
                                                                       4,623,460
                                                                      ----------
COMMERCIAL PRINTING--2.9%
   242,000   Cenveo, Inc.*                                             4,343,900
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.0%
   585,000   JDS Uniphase Corporation*                                 1,480,050
                                                                      ----------
COMPUTER HARDWARE--1.7%
    64,000   Diebold, Inc.                                             2,599,680
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--2.6%
   172,000   Seagate Technology*                                       3,894,080
                                                                      ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
   155,000   JLG Industries, Inc.                                      3,487,500
                                                                      ----------
CONSUMER ELECTRONICS--3.3%
    57,500   Harman International Industries, Inc.                     4,908,775
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
    36,000   Paychex, Inc.                                             1,403,280
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
    33,450   Thomas and Betts Corporation*                             1,715,985
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.1%
   100,000   Agilent Technologies, Inc.*                              $3,156,000
    71,600   FLIR Systems, Inc.*                                       1,579,496
                                                                      ----------
                                                                       4,735,496
                                                                      ----------
GENERAL MERCHANDISE STORES--1.0%
    60,500   Family Dollar Stores, Inc.                                1,478,015
                                                                      ----------
HEALTHCARE EQUIPMENT--1.6%
    21,000   Intuitive Surgical, Inc.*                                 2,477,370
                                                                      ----------
HEALTHCARE SERVICES--2.6%
    81,200   Omnicare, Inc.                                            3,850,504
                                                                      ----------
HEALTHCARE SUPPLIES--4.8%
   102,000   Dade Behring Holdings, Inc.                               4,247,280
    49,700   DENTSPLY International, Inc.                              3,011,820
                                                                      ----------
                                                                       7,259,100
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--1.0%
   130,500   Activision, Inc.*                                         1,485,090
                                                                      ----------
HOME FURNISHING RETAIL--2.2%
    99,500   Bed Bath & Beyond, Inc.*                                  3,300,415
                                                                      ----------
HOUSEWARES & SPECIALTIES--1.7%
    86,500   Jarden Corporation*                                       2,633,925
                                                                      ----------
METAL & GLASS CONTAINERS--3.2%
   130,500   Ball Corporation                                          4,833,720
                                                                      ----------
MOVIES & ENTERTAINMENT--2.1%
   157,000   Live Nation*                                              3,196,520
                                                                      ----------
OIL & GAS DRILLING--1.0%
    54,000   Patterson-UTI Energy, Inc.                                1,528,740
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--3.8%
    93,500   BJ Services Company                                       3,483,810
    46,000   Weatherford International Limited*                        2,282,520
                                                                      ----------
                                                                       5,766,330
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
    44,500   Bill Barrett Corporation*                                 1,317,645
    50,000   Newfield Exploration Company*                             2,447,000
                                                                      ----------
                                                                       3,764,645
                                                                      ----------
PACKAGED FOODS & MEATS--1.2%
    40,500   J. M. Smucker Company                                     1,810,350
                                                                      ----------
PHARMACEUTICALS--4.0%
    86,000   MGI Pharma, Inc.*                                         1,849,000
   186,000   Theravance, Inc.*                                         4,255,680
                                                                      ----------
                                                                       6,104,680
                                                                      ----------
REAL ESTATE MANAGEMET & DEVELOPMENT--1.9%
   115,850   CB Richard Ellis Group, Inc.*                             2,884,665
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS--4.7%
   110,000   Cypress Semiconductor Corporation*                     $  1,599,400
    98,400   Freescale Semiconductor, Inc. Class B*                    2,892,960
    80,000   Maxim Integrated Products, Inc.                           2,568,800
                                                                    ------------
                                                                       7,061,160
                                                                    ------------
STEEL--4.3%
    53,500   Allegheny Technologies, Inc.                              3,704,340
    51,700   Nucor Corporation                                         2,804,725
                                                                    ------------
                                                                       6,509,065
                                                                    ------------
SYSTEMS SOFTWARE--3.3%
   113,500   MICROS Systems, Inc.*                                     4,957,680
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.4%
    14,500   The PMI Group, Inc.                                         646,410
                                                                    ------------
TRUCKING--1.5%
    93,100   J.B. Hunt Transport Services, Inc.                        2,319,121
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
    85,050   American Tower Corporation*                               2,646,756
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$120,596,286)                                                 131,560,707
                                                                    ------------
COMMON STOCKS (FOREIGN)--8.7%
AEROSPACE & DEFENSE--0.9%
    38,800   Empresa Brasileira de Aeronautica SA
             Sponsored ADR (BR)                                        1,415,036
                                                                    ------------
HEALTHCARE EQUIPMENT--1.5%
    37,500   Mettler-Toledo International, Inc. (SZ)*                  2,271,375
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--1.7%
    65,150   Lazard Limited Class A (BD)                               2,632,060
                                                                    ------------
MULTI-LINE INSURANCE--1.9%
    47,000   Arch Capital Group Limited (BD)*                          2,794,620
                                                                    ------------
PHARMACEUTICALS--2.7%
    93,500   Shire PLC ADR (UK)                                        4,135,505
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,501,014)                                                   13,248,596
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.8%
SPECIAL PURPOSE ENTITY--3.8%
$5,800,000   CAFCO LLC 5.33% 7/3/06~                                $  5,798,283
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES (AMORTIZED COST--$5,798,283)          5,798,283
                                                                    ------------
TOTAL INVESTMENTS--99.7%
(TOTAL COST--$137,895,583)                                           150,607,586
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.3%                                       398,058
                                                                    ------------
NET ASSETS--100.0%                                                  $151,005,644
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,798,283, OR 3.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     ADR - AMERICAN DEPOSITARY RECEIPT
     BR - BRAZIL
     BD - BERMUDA
     SZ - SWITZERLAND
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                     $137,895,583
                                                                   ------------
Investment securities, at market                                    150,607,586
Cash                                                                    173,003
Receivables:
   Capital shares sold                                                  581,130
   Dividends and interest                                                59,507
Other assets                                                             38,544
                                                                   ------------
Total Assets                                                        151,459,770
                                                                   ------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Capital shares redeemed                                              254,723
   Advisory fees                                                         95,259
   Shareholder servicing fees                                            15,056
   Accounting fees                                                        7,127
   Distribution fees                                                     32,503
   Transfer agency fees                                                   9,049
   Custodian fees                                                         1,357
   Directors' deferred compensation                                      38,544
   Other                                                                    508
                                                                   ------------
Total Liabilities                                                       454,126
                                                                   ------------
Net Assets                                                         $151,005,644
                                                                   ============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $159,301,855
Accumulated net investment loss                                        (536,330)
Accumulated net realized loss from security transactions            (20,471,884)
Net unrealized appreciation on investments                           12,712,003
                                                                   ------------
Total                                                              $151,005,644
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $ 21,474,770
Shares Outstanding                                                     4,162,286
Net Asset Value, Redemption Price Per Share                         $       5.16
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                    $       5.47

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  1,893,037
Shares Outstanding                                                       385,171
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.91

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,467,797
Shares Outstanding                                                       302,260
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.86

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $124,780,573
Shares Outstanding                                                    23,690,458
Net Asset Value, Offering and Redemption Price Per Share            $       5.27

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $  1,325,474
Shares Outstanding                                                       254,110
Net Asset Value, Offering and Redemption Price Per Share            $       5.22

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     63,993
Shares Outstanding                                                        13,167
Net Asset Value, Redemption Price Per Share                         $       4.86
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                    $       5.09

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $   258,910
Interest                                                                125,677
Foreign taxes withheld                                                   (1,576)
                                                                    -----------
Total Investment Income                                                 383,011
                                                                    -----------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   545,641
Shareholder servicing fees--Note 2                                       83,584
Accounting fees--Note 2                                                  40,676
Distribution fees--Note 2                                                83,853
Transfer agency fees--Note 2                                             35,002
Registration fees                                                        31,930
Postage and mailing expenses                                              4,920
Custodian fees and expenses--Note 2                                       3,187
Printing expenses                                                        22,010
Legal and audit fees                                                     20,640
Directors' fees and expenses--Note 2                                     14,520
Other expenses                                                           16,815
                                                                    -----------
   Total Expenses                                                       902,778
   Earnings Credits                                                      (3,167)
   Reimbursed/Waived Expenses                                               (20)
   Expense Offset to Broker Commissions                                  (1,775)
                                                                    -----------
   Net Expenses                                                         897,816
                                                                    -----------
Net Investment Loss                                                    (514,805)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON SECURITY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                            9,920,442
Net Change in Unrealized Appreciation/Depreciation of Investments     2,125,001
                                                                    -----------
Net Realized and Unrealized Gain                                     12,045,443
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $11,530,638
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                SIX MONTHS ENDED   YEAR ENDED
                                                    JUNE 30,       DECEMBER 31,
                                                      2006             2005
OPERATIONS
-------------------------------------------------------------------------------
Net Investment Loss                               $   (514,805)    $   (866,779)
Net Realized Gain on Security and Foreign
   Currency Transactions                             9,920,442       19,689,373
Net Change in Unrealized
   Appreciation/Depreciation of Investments
   and Foreign Currency Translation                  2,125,001       (6,069,623)
                                                  ------------     ------------
Net Increase in Net Assets Resulting from
    Operations                                      11,530,638       12,752,971
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease) - Note 4
   Class A                                          19,708,541          (86,979)
   Class B                                            (174,372)        (115,914)
   Class C                                             871,569           62,359
   Class F                                           3,414,816      (21,399,040)
   Class R                                           1,034,268          205,827
   Class T                                              29,445           (9,705)
                                                  ------------     ------------
Net Increase (Decrease) from Capital Share
Transactions                                        24,884,267      (21,343,452)
                                                  ------------     ------------
Net Increase (Decrease) in Net Assets               36,414,905       (8,590,481)
                                                  ------------     ------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                               $114,590,739     $123,181,220
                                                  ------------     ------------
End of Period                                     $151,005,644     $114,590,739
                                                  ============     ============
Accumulated Net Investment Loss                   $   (536,330)    $    (21,525)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                              SIX MONTHS                   YEAR ENDED
                                                            ENDED JUNE 30,                DECEMBER 31,
                                                                 2006         2005      2004      2003       2002
                                                            --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                           $  4.68       $ 4.15    $ 3.52    $  2.58    $ 3.44
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                     (0.02)(a)    (0.05)    (0.03)      0.03     (0.04)
Net realized and unrealized gains (losses) on securities          0.50         0.58      0.66       0.91     (0.82)
                                                               ----------------------------------------------------
Total from investment operations                                  0.48         0.53      0.63       0.94     (0.86)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                        0.00         0.00      0.00       0.00      0.00
From net realized gains                                           0.00         0.00      0.00       0.00      0.00
                                                               ----------------------------------------------------
Total distributions                                               0.00         0.00      0.00       0.00      0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                 $  5.16       $ 4.68    $ 4.15    $  3.52    $ 2.58
                                                               ====================================================

TOTAL RETURN(b)                                                  10.26%      12.77%    17.90%     36.43%   (25.00%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                               $21,475       $1,656    $1,546    $ 1,191    $  476
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings credits or
   brokerage offsets(c)                                           1.33%        1.58%     1.54%      1.87%     2.15%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                              1.32%        1.55%     1.53%      1.86%     2.15%
Net investment loss                                              (0.71%)      (0.92%)   (1.07%)    (1.38%)   (1.81%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                         157%         211%      147%       160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                   YEAR ENDED
                                              ENDED JUNE 30,                DECEMBER 31,
                                                   2006         2005      2004      2003       2002
                                              --------------   -------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.48       $ 4.01    $ 3.43    $ 2.54    $  3.39
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.04)(a)    (0.09)    (0.07)    (0.03)     (0.05)
Net realized and unrealized gains (losses)
   on securities                                    0.47         0.56      0.65      0.92      (0.80)
                                              ------------------------------------------------------
Total from investment operations                    0.43         0.47      0.58      0.89      (0.85)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00      0.00      0.00       0.00
From net realized gains                             0.00         0.00      0.00      0.00       0.00
                                              ------------------------------------------------------
Total distributions                                 0.00         0.00      0.00      0.00       0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.91       $ 4.48    $ 4.01    $ 3.43    $  2.54
                                              ======================================================
TOTAL RETURN(b)                                     9.60%       11.72%    16.91%    35.04%    (25.07%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,893       $1,886    $1,823    $1,587    $   969
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         2.27%        2.43%     2.37%     2.65%      2.68%
Expenses with reimbursements,
   earnings credits and brokerage offsets           2.26%        2.41%     2.37%     2.64%      2.67%
Net investment loss                                (1.70%)      (1.78%)   (1.90%)   (2.16%)    (2.33%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           157%         211%      147%      160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                    YEAR ENDED
                                              ENDED JUNE 30,                 DECEMBER 31,
                                                   2006         2005      2004        2003       2002
                                              --------------   ---------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.42       $ 3.96    $ 3.38      $ 2.50    $  3.36
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.04)(a)    (0.02)    (0.06)(a)   (0.10)     (0.08)
Net realized and unrealized gains (losses)
   on securities                                    0.48         0.48      0.64        0.98      (0.78)
                                              --------------------------------------------------------
Total from investment operations                    0.44         0.46      0.58        0.88      (0.86)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00      0.00        0.00       0.00
From net realized gains                             0.00         0.00      0.00        0.00       0.00
                                              --------------------------------------------------------
Total distributions                                 0.00         0.00      0.00        0.00       0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.86       $ 4.42    $ 3.96      $ 3.38    $  2.50
                                              ========================================================
TOTAL RETURN(b)                                     9.95%       11.62%    17.16%      35.20%    (25.60%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,468       $  550    $  428      $  323    $   274
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         2.16%        2.35%     2.32%       2.51%      2.99%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    2.15%        2.32%     2.31%       2.51%      2.98%
Net investment loss                                (1.55%)      (1.69%)   (1.83%)     (2.02%)    (2.65%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           157%         211%      147%        160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.16% (2006), 2.35% (2005), 2.32% (2004), 2.51%
     (2003) AND 3.04% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                       YEAR ENDED
                                              ENDED JUNE 30,                    DECEMBER 31,
                                                   2006          2005        2004          2003        2002
                                              --------------   ---------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $   4.78      $   4.24    $   3.58      $   2.62    $  3.47
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.02)(a)     (0.12)      (0.03)(a)      0.02      (0.04)
Net realized and unrealized gains (losses)
   on securities                                     0.51          0.66        0.69          0.94      (0.81)
                                              --------------------------------------------------------------
Total from investment operations                     0.49          0.54        0.66          0.96      (0.85)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00          0.00        0.00          0.00       0.00
From net realized gains                              0.00          0.00        0.00          0.00       0.00
                                              --------------------------------------------------------------
Total distributions                                  0.00          0.00        0.00          0.00       0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   5.27      $   4.78    $   4.24      $   3.58    $  2.62
                                              ==============================================================
TOTAL RETURN                                        10.25%        12.74%      18.44%        36.64%    (24.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $124,781      $110,170    $119,273      $159,161    $89,970
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)          1.31%         1.41%       1.33%         1.51%      1.56%
Expenses with reimbursements, earnings
   credits and brokerage offsets                     1.31%         1.39%       1.33%         1.50%      1.56%
Net investment loss                                 (0.74%)       (0.77%)     (0.87%)       (1.01%)    (1.22%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                            157%          211%        147%          160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.

(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                    YEAR ENDED
                                          ENDED JUNE 30,                 DECEMBER 31,
                                               2006         2005       2004       2003      2002
                                          --------------   --------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period        $ 4.73         $ 4.19     $ 3.56     $ 2.61   $  3.48
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                          (0.01)(a)      (0.02)(a)  (0.04)(a)  (0.03)    (0.04)
Net realized and unrealized gains
   (losses) on securities                     0.50           0.56       0.67       0.98     (0.83)
                                            -----------------------------------------------------
Total from investment operations              0.49           0.54       0.63       0.95     (0.87)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                    0.00           0.00       0.00       0.00      0.00
From net realized gains                       0.00           0.00       0.00       0.00      0.00
                                            -----------------------------------------------------
Total distributions                           0.00           0.00       0.00       0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $ 5.22         $ 4.73     $ 4.19     $ 3.56   $  2.61
                                            ======         ======     ======     ======   =======

TOTAL RETURN                                 10.36%         12.89%     17.70%     36.40%   (25.00%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)            $1,325         $  297     $   71     $  119   $    77
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
      offsets(b)                              1.08%          1.38%      1.48%      1.64%     1.97%
Expenses with reimbursements, earnings
   credits and brokerage offsets              1.07%          1.34%      1.48%      1.64%     1.97%
Net investment loss                          (0.43%)        (0.70%)    (1.03%)    (1.15%)   (1.63%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                     157%           211%       147%       160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.08% (2006), 1.38% (2005), 1.48% (2004), 1.64%
     (2003) AND 3.49% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                 YEAR ENDED
                                          ENDED JUNE 30,              DECEMBER 31,
                                               2006         2005     2004     2003      2002
                                          --------------   ----------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $ 4.43        $ 3.97   $ 3.39   $ 2.51   $  3.39
---------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.04)(a)     (0.17)   (0.06)   (0.02)    (0.06)
Net realized and unrealized gains
   (losses) on securities                      0.47          0.63     0.64     0.90     (0.82)
                                             ------------------------------------------------
Total from investment operations               0.43          0.46     0.58     0.88     (0.88)
---------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00     0.00     0.00      0.00
From net realized gains                        0.00          0.00     0.00     0.00      0.00
                                             ------------------------------------------------
Total distributions                            0.00          0.00     0.00     0.00      0.00
---------------------------------------------------------------------------------------------
Net Asset Value, end of period               $ 4.86        $ 4.43   $ 3.97   $ 3.39   $  2.51
                                             ================================================

TOTAL RETURN(b)                                9.71%        11.59%   17.11%   35.06%   (25.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $   64        $   33   $   40   $   34   $    20
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
      offsets(c)                               2.17%         2.59%    2.26%    2.76%     3.64%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.16%         2.57%    2.25%    2.76%     3.63%
Net investment loss                           (1.57%)       (1.94%)  (1.78%)  (2.27%)   (3.29%)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      157%          211%     147%     160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.17% (2006), 2.59% (2005), 2.26% (2004), 2.76%
     (2003) AND 10.30% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $65,635 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $22,555 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                         TRANSFER
                                          AGENCY
                                           FEES
                               ------------------
                               Class A    $1,457
                               ------------------
                               Class B    $2,127
                               ------------------
                               Class C    $  457
                               ------------------
                               Class R    $   75
                               ------------------
                               Class T    $  136
                               ------------------

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $945 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $8,195 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $73,534 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A      N/A             $14,473
                     ---------------------------------------
                     Class B      $7,146          $ 2,382
                     ---------------------------------------
                     Class C      $3,118          $ 1,039
                     ---------------------------------------
                     Class T      $   55          $    55
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $7,268 and $3 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $3,716 and $155 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $20, which reduced the amount paid to Mellon Bank to $3,167.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2010         $30,227,567
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Federal Tax Cost                        $137,966,524
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 17,287,738
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $ (4,646,676)
              -----------------------------------------------------
              Net Tax Appreciation                    $ 12,641,062
              -----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED             YEAR ENDED
                               JUNE 30, 2006          DECEMBER 31, 2005

                            Shares       Amount      Shares      Amount

CLASS A
-------------------------------------------------------------------------
Sold                      4,020,437   $20,812,386    190,179   $ 807,085
Redeemed                   (212,087)  $(1,103,845)  (208,547)  $(894,064)
                          -----------------------------------------------
Net Increase (Decrease)   3,808,350   $19,708,541    (18,368)  $ (86,979)
                          ===============================================

                                 PERIOD ENDED                 YEAR ENDED
                                JUNE 30, 2006              DECEMBER 31, 2005
                            SHARES        AMOUNT         SHARES        AMOUNT
CLASS B
---------------------------------------------------------------------------------
Sold                          74,520   $    371,206        84,947   $    353,630
Redeemed                    (110,358)  $   (545,578)     (118,554)  $   (469,544)
                          -------------------------------------------------------
Net Decrease                 (35,838)  $   (174,372)      (33,607)  $   (115,914)
                          =======================================================
CLASS C
---------------------------------------------------------------------------------
Sold                         195,153   $    952,765        44,048   $    176,957
Redeemed                     (17,226)  $    (81,196)      (27,892)  $   (114,598)
                          -------------------------------------------------------
Net Increase                 177,927   $    871,569        16,156   $     62,359
                          =======================================================
CLASS F
---------------------------------------------------------------------------------
Sold                       2,925,992   $ 15,435,871     1,291,586   $  5,627,660
Redeemed                  (2,292,105)  $(12,021,055)   (6,397,317)  $(27,026,700)
                          -------------------------------------------------------
Net Increase (Decrease)      633,887   $  3,414,816    (5,105,731)  $(21,399,040)
                          =======================================================
CLASS R
---------------------------------------------------------------------------------
Sold                         272,045   $  1,453,184        57,080   $    257,056
Redeemed                     (80,681)  $   (418,916)      (11,295)  $    (51,229)
                          -------------------------------------------------------
Net Increase                 191,364   $  1,034,268        45,785   $    205,827
                          =======================================================
CLASS T
---------------------------------------------------------------------------------
Sold                           5,903   $     29,934           906   $      4,021
Redeemed                         (96)  $       (489)       (3,512)  $    (13,726)
                          -------------------------------------------------------
Net Increase (Decrease)        5,807   $     29,445        (2,606)  $     (9,705)
                          =======================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $91,284,718 and $68,126,849, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

DREYFUS FOUNDERS MID-CAP GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.

SEMIANNUAL REPORT

DREYFUS FOUNDERS
PASSPORT FUND

INVESTMENT UPDATE
JUNE 30, 2006

PASSPORT FUND IS CLOSED TO NEW INVESTORS.
PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           21
Statement of Operations                                                       23
Statements of Changes in Net Assets                                           24
Financial Highlights                                                          25
Notes to Financial Statements                                                 31

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INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

            NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF DANIEL B. LEVAN]

[PHOTO OF JOHN W. EVERS]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS DANIEL B. LEVAN, CFA, LEFT, AND JOHN W. EVERS, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

GLOBAL EXPANSION SHOWED SIGNS OF CONTRACTION

Equity markets extended a three-year rally during the first four months of 2006, as merger activity and earnings announcements overshadowed a hawkish tone in global monetary policy. However, macroeconomic fears precipitated a major sell-off in global equity markets beginning in May, which continued through the middle of June. Investors had long enjoyed benign inflation, low interest rates and exceptional global expansion driven mainly by U.S. demand; however, as the United States began facing a slowdown in the housing market, currency weakness and rising consumer prices, markets responded in kind. Under the untested leadership of new Federal Reserve Chairman Ben Bernanke, monetary policy makers tried to balance several variables to orchestrate a soft landing. Though the correction is not likely a secular bear market in the making, it was a healthy contraction in some overpriced countries and sectors.

  "MACROECONOMIC FEARS PRECIPITATED A MAJOR SELL-OFF IN GLOBAL EQUITY MARKETS
                              BEGINNING IN MAY..."

     During the period, the United Kingdom was swept up in merger-and-acquisition (M&A) enthusiasm despite some weakness in the structurally challenged media sector. Airport operator BAA rejected what it considered to be an inadequate bid from Spanish-based Grupo Ferrovial. Also in the Eurozone, with employment vacancies rising, the IFO business sentiment index hitting new highs and a new government in place, German equities remained a favorite among investors looking for the next consumer recovery.

     The Asian sector saw Japan staging a resounding rebound last year, after years of fitful attempts at sustaining local consumption. As a result, Japan suffered more profit taking during the correction period of mid-May to mid-June, relative to Europe. Japanese exporters and commercial banks dropped during the six month period as the yen strengthened against the U.S. dollar. Machinery orders and general exports were down, while the high cost of oil sent imports and producer prices higher. Elsewhere in Asia, the growing appetite for energy and basic materials in China and India helped to create growth opportunities for companies involved in such sectors.

     For the six-month period ended June 30, 2006, Dreyfus Founders Passport Fund outperformed(1) its benchmark, the Standard & Poor's/Citigroup Extended Market Index ex-U.S., which rose 11.03%.

PORTFOLIO COMPOSITION REMAINED CONSISTENT

As the current investment team took up management of the Fund in the fourth quarter of last year, no major shifts in portfolio compositions have occurred during the past six months. The Fund was broadly diversified across all 10 sectors and across most countries in the Index. Overall, we have continued to use a bottom-up, intensive research-driven approach in composing the Fund, uncovering stocks we believe are capable of posting strong future revenues and earning growth at attractive valuations.

COUNTRIES AIDED FUND PERFORMANCE

Strong stock selection in France and the United Kingdom positively contributed to the Fund's relative performance during the period. Additionally, solid stock picking in Japan, paired with an underweight position, further supported the Fund's outperformance. The Fund's underweight position in Australia, combined with a favorable selection of stocks, also aided the Fund.

INDUSTRIALS AND MATERIALS BOOSTED RELATIVE RETURN

The Fund's stock selection in the industrials, materials, consumer discretionary and consumer staples sectors provided the largest boost to the Fund's relative performance versus the benchmark.

SECTORS BENEFITING THE FUND
Industrials
Materials
Consumer Discretionary

     Among the most robust performers within the Fund's industrials holdings was French construction firm EIFFAGE SA. Eiffage released results for 2005 above expectations as a result of the favorable market conditions for France's construction sector. A Spanish peer also began establishing a stake in Eiffage for strategic purposes, further supporting the stock's price increase.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The materials sector overall was aided by large-scale M&A activity at the end of the period. These bids indicated that certain industry management teams believe the robust metals cycle will continue. Additionally, diversified mining stocks held up after tremendous price appreciation during 2005.

     The Fund's metals and mining securities performed exceptionally well during the period as Vallourec SA, Oxiana Limited and Inmet Mining Corporation were the top three performing stocks in the Fund, based on their contribution to the Fund's total return. Vallourec, the French metal tubing maker, experienced robust demand for drill tubes and well equipment, continuing price increases and the stabilization of raw materials prices. Australian copper, zinc and gold miner Oxiana also experienced a share price increase as the company benefited from an upbeat metal price environment and reported strong production at its zinc mine, Golden Grove. Canadian mining firm Inmet saw its stock price rise with the posting of solid figures as a result of robust metal prices and strong demand. In addition, Finnish provider of systems and total solutions to the construction and mechanical engineering industries, Rautaruukki Oyj, experienced healthy demand for all the company's divisions and benefited from increases in steel prices.

INDIVIDUAL PERFORMERS HELPED FUND PERFORMANCE

Notable performance during the period was also found in individual Fund holdings. Financials issue Inmobiliaria Urbis SA, the Spanish real-estate firm,

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1. INMET MINING CORPORATION (Canada; IMN)                         1.32%
     2. OXIANA LIMITED (Australia; OXR)                                1.17%
     3. MITSUBISHI GAS CHEMICAL COMPANY, INC. (Japan; 4182)            1.16%
     4. TRICAN WELL SERVICE LIMITED (Canada; TCW)                      0.96%
     5. INMOBILIARIA URBIS SA (Spain; URB)                             0.95%
     6. IPSCO, INC. (Canada; IPS)                                      0.89%
     7. BOEHLER-UDDEHOLM AG (Austria; BUD)                             0.82%
     8. RECORD INVESTMENTS LIMITED (Australia; RCD)                    0.81%
     9. HENGAN INTERNATIONAL GROUP COMPANY LIMITED (Hong Kong; 1044)   0.80%
    10. VALLOUREC SA (France; VK)                                      0.79%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

              DREYFUS
              FOUNDERS
              PASSPORT       S & P/
               FUND -     CITIGROUP EMI
               CLASS F    WORLD EX U.S.
             ----------   -------------
 6/28/1996   $10,000.00     $10,000.00
 6/30/1997   $11,132.58     $10,219.49
 6/30/1998   $12,888.24     $10,276.33
 6/30/1999   $12,890.76     $10,625.23
 6/30/2000   $19,867.59     $12,216.71
 6/29/2001   $12,126.48     $10,061.68
 6/28/2002   $11,040.04     $ 9,963.12
 6/30/2003   $10,941.27     $10,039.91
 6/30/2004   $16,044.27     $14,493.29
 6/30/2005   $18,623.20     $17,436.21
 6/30/2006   $24,977.26     $22,917.52

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The S&P/Citigroup EMI World ex U.S. represents, on a country-by-country basis, the small- capitalization component of the Citigroup Broad Market Index(SM), which is a comprehensive float-weighted index of companies in 26 countries (excluding the U.S.) with market capitalizations of at least $100 million. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                                    YEAR-TO-     1       5       10      SINCE
CLASS (INCEPTION DATE)               DATE+      YEAR   YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)             6.66%    26.46%  14.13%    --       0.96%
Without sales charge                 13.18%    34.14%  15.50%    --       1.89%
B SHARES (12/31/99)
With redemption*                      8.70%    29.00%  14.30%    --       1.06%
Without redemption                   12.70%    33.00%  14.53%    --       1.06%
C SHARES (12/31/99)
With redemption**                    11.76%    32.09%  14.55%    --       1.07%
Without redemption                   12.76%    33.09%  14.55%    --       1.07%
F SHARES (11/16/93)                  13.18%    34.12%  15.55%  9.59%     10.22%
R SHARES (12/31/99)                  13.32%    34.44%  14.86%    --       1.51%
T SHARES (12/31/99)
With sales charge (4.50%)             7.93%    27.65%  13.41%    --       0.41%
Without sales charge                 13.00%    33.64%  14.46%    --       1.12%

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments, such as limited product lines, less liquidity, and small market share. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

performed solidly on higher housing development sales and reiterated its full-year forecasts. Nobia AB, the Swedish bedroom and bathroom interior provider, reported strong earnings as a result of a recent acquisition, and experienced its ninth consecutive quarter with double-digit organic sales growth in the Nordic region.

GERMANY, CANADA AND SINGAPORE BURDENED FUND

The most significant detractors on a country basis came from weak stock selection in Germany, Canada and Singapore. Additionally, an underweight position in Sweden detracted from the Fund's return.

ENERGY, HEALTH CARE AND FINANCIALS HAMPERED RETURN

The most notable detractors to relative performance for the period were the energy, health care and financial sectors, primarily through weak stock selection. The threat of military action in the Middle East, as Iran denounced Israel, was exacerbated by ongoing tension in the Nigerian Delta. As a result, the price of oil remained persistently high during the period. However, the Fund's overweight position in this strong-performing sector in the benchmark was not enough to offset its weak stock picking. Trican Well Service, one of these poor-performing energy stocks, released fourth quarter 2005 results that were in line with forecasts; however, the stock's price fell as a result of the deterioration in North American gas prices and because of profit taking.

                                     [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
19.12%   Japan
18.80%   United Kingdom
 9.80%   France
 6.95%   Germany
 5.82%   Canada
 5.36%   Switzerland
 4.60%   Italy
 4.55%   Netherlands
 3.98%   Spain
 3.66%   Australia
16.43%   Other Countries
 0.93%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

SECTORS DETRACTING FROM THE FUND
Energy
Health Care
Financials

     Numerous financials securities, particularly real-estate stocks, were among the worst performing stocks in the Fund for the period. Japanese real-estate stock URBAN CORPORATION nearly doubled in price during the fourth quarter of 2005, but gave back some of that increase in the first quarter. Shares fell after investors were disappointed by in-line results and less positive guidance. KENEDIX, INC., another Japanese real-estate holding, fell due to profit taking and after an announcement made by Nikkei stating "accounting regulations governing investment partnerships and special-purpose companies...are to be tightened." This announcement had a negative impact industry-wide in Japan. German real-estate firm VIVACON AG announced the postponement of the initial public offering of company spin-off, Vivacon German Properties, given the current volatility in the market. This announcement sent the stock price lower.

SELECT IT ISSUES CAME UP SHORT

Although the information technology (IT) sector in the Fund produced an overall positive effect, select IT stocks weighed heavily on the Fund's return. JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LIMITED, a Singapore circuit boards and electronic products provider, saw its stock price fall on concerns regarding its merger with Maxtor Corporation and its weakening strength in Western Europe. Hong Kong IC solutions provider for cellular phones and handheld displays, SOLOMON SYSTECH INTERNATIONAL LIMITED, released first quarter results below expectations as a result of slowing demand due to increased inventories in the MP3 market.

We continue to believe that consistent exposure to companies with improving business momentum will be rewarded by the market over the long term. Hence, as we move into the second half of 2006, the portfolio composition remains largely unchanged. We expect that the Fund will continue to look similar to our benchmark along country and sector lines, such that the management team can remain focused on seeking the most attractive securities within each sector.


/s/ Daniel B. LeVan                     /s/ John W. Evers
-----------------------------------     ----------------------------------------
Daniel B. LeVan, CFA                    John W. Evers, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                 BEGINNING          ENDING        EXPENSES PAID
                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                  (1/1/06)        (6/30/06)     (1/1/06-6/30/06)
--------------------------------------------------------------------------------
CLASS A ACTUAL                   $1,000.00        $1,131.80          $ 8.99
CLASS A HYPOTHETICAL              1,000.00         1,016.26            8.53
CLASS B ACTUAL                    1,000.00         1,127.00           13.87
CLASS B HYPOTHETICAL              1,000.00         1,011.59           13.20
CLASS C ACTUAL                    1,000.00         1,127.60           13.19
CLASS C HYPOTHETICAL              1,000.00         1,012.24           12.55
CLASS F ACTUAL                    1,000.00         1,131.80            9.25
CLASS F HYPOTHETICAL              1,000.00         1,016.01            8.79
CLASS R ACTUAL                    1,000.00         1,133.20            7.99
CLASS R HYPOTHETICAL              1,000.00         1,017.21            7.58
CLASS T ACTUAL                    1,000.00         1,130.00           11.04
CLASS T HYPOTHETICAL              1,000.00         1,014.30           10.49

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.70%
CLASS B       2.63%
CLASS C       2.50%
CLASS F       1.75%
CLASS R       1.51%
CLASS T       2.09%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.2%
ADVERTISING--1.2%
     9,030   Publicis Groupe (FR)                                     $  348,815
   101,010   Taylor Nelson Sofres PLC (UK)                               435,195
    14,110   Teleperformance (FR)                                        564,544
                                                                      ----------
                                                                       1,348,554
                                                                      ----------
AEROSPACE & DEFENSE--0.8%
    21,679   Chemring Group PLC (UK)                                     468,816
    29,000   Japan Aviation Electronics Industry Limited (JA)            406,466
                                                                      ----------
                                                                         875,282
                                                                      ----------
AGRICULTURAL PRODUCTS--0.4%
    31,100   Cermaq ASA (NW)                                             419,669
                                                                      ----------
AIRLINES--0.6%
    97,330   British Airways PLC (UK)*                                   616,861
                                                                      ----------
ALTERNATIVE CARRIERS--0.4%
    72,520   Carphone Warehouse PLC (UK)                                 425,760
                                                                      ----------
APPAREL RETAIL--0.5%
    15,050   Xebio Company Limited (JA)                                  514,204
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
    12,800   Gildan Activewear, Inc. (CA)*                               605,314
                                                                      ----------
APPLICATION SOFTWARE--0.6%
    18,700   Nippon Systems Development Company (JA)                     648,715
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
    29,110   Azimut Holding SPA (IT)                                     303,462
    17,180   Schroder's PLC (UK)                                         320,854
                                                                      ----------
                                                                         624,316
                                                                      ----------
AUTO PARTS & EQUIPMENT--1.2%
    23,000   Exedy Corporation (JA)                                      723,523
    15,100   Keihin Corporation (JA)                                     323,930
    13,300   Nissin Kogyo Company Limited (JA)                           245,221
                                                                      ----------
                                                                       1,292,674
                                                                      ----------
BIOTECHNOLOGY--0.4%
     4,450   Actelion Limited (SZ)*                                      448,421
                                                                      ----------
BREWERS--0.4%
    20,040   Wolverhampton & Dudley Breweries PLC (UK)                   476,913
                                                                      ----------


AU      Australia
AT      Austria
BE      Belgium
CA      Canada
DE      Denmark
FI      Finland
FR      France
GE      Germany
GR      Greece
HK      Hong Kong
IE      Ireland
IT      Italy
JA      Japan
KR      South Korea
NE      Netherlands
NW      Norway
PT      Portugal
SG      Singapore
SP      Spain
SW      Sweden
SZ      Switzerland
UK      United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV--0.4%
    15,600   Astral Media, Inc. (CA)                                  $  487,439
                                                                      ----------
BUILDING PRODUCTS--0.4%
       390   Geberit AG (SZ)                                             451,055
                                                                      ----------
COMMODITY CHEMICALS--0.4%
    52,000   Mitsubishi Rayon Company Limited (JA)                       423,488
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.3%
    23,400   LG Telecom Limited (KR)*                                    305,834
    15,150   Option NV (BE)*                                             363,344
    45,800   Tandberg Television ASA (NW)*                               759,667
                                                                      ----------
                                                                       1,428,845
                                                                      ----------
COMPUTER HARDWARE--0.3%
     2,820   Wincor Nixdorf AG (GE)                                      358,001
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--0.1%
   117,000   Jurong Technologies Industrial Corporation
                Limited (SG)                                              73,915
                                                                      ----------
CONSTRUCTION & ENGINEERING--5.3%
    18,410   ACS, Actividades de Construccion y Servicios SA (SP)        767,908
    30,000   Comsys Holdings Corporation (JA)                            370,150
     6,890   Eiffage SA (FR)                                             583,420
    10,200   Hyundai Development Company (KR)                            440,791
    16,895   Kier Group PLC (UK)                                         470,798
    39,600   Koninklijke BAM Groep NV (NE)                               787,137
    53,000   Kyowa Exeo Corporation (JA)                                 684,498
    26,810   Morgan Sindall PLC (UK)                                     566,143
    11,531   Speedy Hire PLC (UK)                                        186,569
     3,900   Vinci SA (FR)                                               401,823
    22,900   YIT Oyj (FI)                                                561,516
                                                                      ----------
                                                                       5,820,753
                                                                      ----------
CONSTRUCTION MATERIALS--0.8%
     2,910   Ciments Francais SA (FR)                                    483,511
     4,470   Imerys SA (FR)                                              357,348
                                                                      ----------
                                                                         840,859
                                                                      ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.4%
     5,300   Aker Yards AS (NW)                                          372,922
    22,000   Hitachi Construction Machinery Company Limited (JA)         529,623
     5,900   Hyundai Mipo Dockyard Company Limited (KR)                  590,777
                                                                      ----------
                                                                       1,493,322
                                                                      ----------
CONSUMER FINANCE--1.1%
    73,890   Cattles PLC (UK)                                            449,857
    14,400   Sumisho Lease Company Limited (JA)                          799,021
                                                                      ----------
                                                                       1,248,878
                                                                      ----------
DEPARTMENT STORES--0.9%
     4,900   Hyundai Department Store Company Limited (KR)               378,572
    15,500   Izumi Company Limited (JA)                                  564,794
                                                                      ----------
                                                                         943,366
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DISTILLERS & VINTNERS--1.1%
    89,310   C&C Group PLC (IE)                                       $  775,665
    41,870   Davide Campari-Milano SPA (IT)                              434,071
                                                                      ----------
                                                                       1,209,736
                                                                      ----------
DISTRIBUTORS--0.8%
    75,200   Inchcape PLC (UK)                                           657,027
   168,650   Pacific Brands Limited (AU)                                 269,449
                                                                      ----------
                                                                         926,476
                                                                      ----------
DIVERSIFIED BANKS--5.2%
    73,550   Banco BPI SA (PT)                                           558,822
    19,420   Banco de Sabadell SA (SP)                                   679,377
    31,070   Banco Popolare de Verona e Novara Scrl (IT)                 832,587
    40,170   Banco Popolare di Milano (IT)                               512,016
     1,260   Banque Cantonale Vaudoise (SZ)                              430,787
    42,050   Credito Emiliano SPA (IT)                                   519,305
     7,480   Deutsche Postbank AG (GE)                                   537,798
     9,100   Jyske Bank AS (DE)*                                         527,410
     3,300   Natexis Banques Populaires (FR)                             759,363
    39,000   Wing Hang Bank Limited (HK)                                 341,475
                                                                      ----------
                                                                       5,698,940
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS--1.4%
    37,370   Close Brothers Group PLC (UK)                               629,513
    96,920   Record Investments Limited (AU)                             889,472
                                                                      ----------
                                                                       1,518,985
                                                                      ----------
DIVERSIFIED CHEMICALS--1.5%
    10,200   Lanxess (GE)*                                               401,320
   111,000   Mitsubishi Gas Chemical Company, Inc. (JA)                1,272,562
                                                                      ----------
                                                                       1,673,882
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
    78,340   Downer EDI Limited (AU)                                     433,120
   182,430   Regus Group PLC (UK)*                                       369,380
                                                                      ----------
                                                                         802,500
                                                                      ----------
DIVERSIFIED METALS & MINING--2.0%
    38,700   Inmet Mining Corporation (CA)                             1,445,660
    28,620   Vedanta Resources PLC (UK)                                  721,321
                                                                      ----------
                                                                       2,166,981
                                                                      ----------
ELECTRIC UTILITIES--1.9%
   139,150   International Power PLC (UK)                                732,030
   180,070   Terna SPA (IT)                                              480,233
    11,950   Union Electrica Fenosa SA (SP)                              462,531
    20,210   Viridian Group PLC (UK)                                     357,449
                                                                      ----------
                                                                       2,032,243
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
    11,400   Chiypda Integre Company Limited (JA)                        299,843
    50,000   Dainippon Screen Manufacturing Company Limited (JA)         457,882
    11,690   Leoni AG (GE)                                               440,954
     6,210   Nexans SA (FR)                                              442,834
                                                                      ----------
                                                                       1,641,513
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
    36,060   CSR PLC (UK)*                                            $  840,155
     2,929   Intops Company Limited (KR)                                  69,462
    69,920   Laird Group PLC (UK)                                        504,231
    34,000   Yaskawa Electric Corporation (JA)                           395,142
                                                                      ----------
                                                                       1,808,990
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
    14,000   Asahi Pretec Corporation (JA)                               446,522
                                                                      ----------
FOOD RETAIL--0.5%
     8,100   Delhaize Group (BE)                                         561,550
                                                                      ----------
GENERAL MERCHANDISE STORES--0.9%
    16,200   Don Quijote Company Limited (JA)                            366,638
     8,100   Ryohin Keikaku Company Limited (JA)                         663,911
                                                                      ----------
                                                                       1,030,549
                                                                      ----------
GOLD--1.2%
   543,450   Oxiana Limited (AU)                                       1,276,140
                                                                      ----------
HEALTHCARE DISTRIBUTORS--0.7%
    26,300   Alliance Unichem PLC (UK)                                   497,016
    17,400   Toho Pharmaceutical Company Limited (JA)                    307,891
                                                                      ----------
                                                                         804,907
                                                                      ----------
HEALTHCARE EQUIPMENT--2.0%
    49,000   Amplifon SPA (IT)                                           417,108
     6,800   Biomerieux (FR)                                             401,842
    11,950   Cochlear Limited (AU)                                       485,122
    18,800   Getinge AB Class B (SW)                                     320,003
     8,160   Phonak Holding AG (SZ)                                      510,250
                                                                      ----------
                                                                       2,134,325
                                                                      ----------
HEALTHCARE FACILITIES--0.3%
    43,980   Ramsay Health Care Limited (AU)                             314,073
                                                                      ----------
HOME IMPROVEMENT RETAIL--1.1%
    31,970   Grafton Group PLC Units (IE)*                               402,794
    23,100   Nobia AB (SW)                                               751,084
                                                                      ----------
                                                                       1,153,878
                                                                      ----------
HOMEBUILDING--1.8%
    21,260   Barratt Developments PLC (UK)                               372,679
    16,120   Fadesa Inmobiliaria SA (SP)                                 553,004
    19,100   Joint Corporation (JA)                                      622,536
    19,710   Persimmon PLC (UK)                                          449,744
                                                                      ----------
                                                                       1,997,963
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--1.8%
   130,230   First Choice Holidays PLC (UK)                              550,853
     1,100   Kuoni Reisen Holding AG (SZ)*                               617,209
     3,690   Pierre & Vacances (FR)                                      404,493
    23,000   Sol Melia SA (SP)                                           370,977
                                                                      ----------
                                                                       1,943,532
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--0.4%
    13,200   Makita Corporation (JA)                                  $  417,546
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.1%
    95,420   Michael Page International PLC (UK)                         618,430
     7,670   USG People NV (NE)                                          586,679
                                                                      ----------
                                                                       1,205,109
                                                                      ----------
INDUSTRIAL CONGLOMERATES--1.1%
     8,840   Aalberts Industries NV (NE)                                 649,601
    59,600   Cookson Group PLC (UK)                                      578,863
                                                                      ----------
                                                                       1,228,464
                                                                      ----------
INDUSTRIAL MACHINERY--5.6%
    70,800   Bodycote International PLC (UK)                             331,548
    43,390   Charter PLC (UK)*                                           647,079
    26,200   CKD Corporation (JA)                                        406,599
     1,070   Fischer Georg AG (SZ)*                                      459,472
    13,750   Haulotte Group (FR)                                         394,842
     7,770   Man AG (GE)                                                 563,320
    18,100   Mori Seiki Company Limited (JA)                             391,450
    83,000   Nachi-Fujikoshi Corporation (JA)                            467,800
    44,000   NTN Corporation (JA)                                        347,955
    19,100   OSG Corporation (JA)                                        321,616
     1,460   Rieter Holding AG (SZ)                                      561,263
       680   Sulzer AG (SZ)                                              509,472
    60,000   Toshiba Machine Company Limited (JA)                        678,434
                                                                      ----------
                                                                       6,080,850
                                                                      ----------
INSURANCE BROKERS--0.4%
     7,290   April Group (FR)                                            391,355
                                                                      ----------
INTEGRATED OIL & GAS--0.4%
    22,080   Enagas (SP)                                                 471,085
                                                                      ----------
INTERNET SOFTWARE & SERVICES--0.7%
     9,470   Iliad SA (FR)                                               792,195
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--0.3%
    21,300   Canaccord Capital, Inc. (CA)                                338,113
                                                                      ----------
IT CONSULTING & OTHER SERVICES--1.1%
    16,180   Alten (FR)*                                                 589,831
   171,250   Northgate Information Solutions PLC (UK)*                   245,412
   121,000   WM Data AB Class B (SW)                                     373,249
                                                                      ----------
                                                                       1,208,492
                                                                      ----------
LEISURE PRODUCTS--0.4%
    62,480   Sportingbet PLC (UK)                                        454,621
                                                                      ----------
LIFE & HEALTH INSURANCE--0.4%
     4,700   CNP Assurances (FR)                                         446,975
                                                                      ----------
MULTI-LINE INSURANCE--0.8%
    69,180   Amlin PLC (UK)                                              301,895
    72,110   Milano Assicurazioni SPA (IT)                               526,206
                                                                      ----------
                                                                         828,101
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES--0.8%
     3,310   Bacou Dalloz (FR)                                        $  394,169
    30,840   Buhrmann NV (NE)                                            447,334
                                                                      ----------
                                                                         841,503
                                                                      ----------
OIL & GAS DRILLING--0.7%
    35,600   Ensign Energy Services, Inc. (CA)                           731,581
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--3.3%
     2,500   Compagnie Generale de Geophysique SA (FR)*                  431,376
    17,680   Fugro NV (NE)                                               762,560
    22,800   SBM Offshore NV (NE)                                        607,767
    40,800   TGS Nopec Geophysical Company ASA (NW)*                     720,975
    52,500   Trican Well Service Limited (CA)                          1,048,777
                                                                      ----------
                                                                       3,571,455
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
    29,710   Burren Energy PLC (UK)                                      479,052
   107,200   Oil Search Limited (AU)                                     326,611
    71,210   Tullow Oil PLC (UK)                                         503,000
                                                                      ----------
                                                                       1,308,663
                                                                      ----------
OIL & GAS REFINING & MARKETING--0.3%
    98,000   Singapore Petroleum Company Limited (SG)                    312,654
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
       142   Kenedix, Inc. (JA)                                          616,690
                                                                      ----------
PACKAGED FOODS & MEATS--1.5%
     1,800   Barry Callebaut AG (SZ)                                     759,692
    25,260   IAWS Group PLC (IE)                                         445,879
    45,800   Katokichi Company Limited (JA)                              460,241
                                                                      ----------
                                                                       1,665,812
                                                                      ----------
PAPER PACKAGING--0.4%
    64,000   Rengo Company Limited (JA)                                  483,747
                                                                      ----------
PERSONAL PRODUCTS--0.8%
   536,000   Hengan International Group Company Limited (HK)             873,054
                                                                      ----------
PHARMACEUTICALS--1.8%
    30,000   Dainippon Sumitomo Pharma Company Limited (JA)              336,858
     2,820   Hanmi Pharmaceutical Industrial Company Limited (KR)        282,372
    62,820   Recordati SPA (IT)                                          458,816
    10,010   Stada Arzneimittel AG (GE)                                  398,454
    18,000   Tsumura & Company (JA)                                      512,758
                                                                      ----------
                                                                       1,989,258
                                                                      ----------
PHOTOGRAPHIC PRODUCTS--0.4%
    24,400   Tamron Company Limited (JA)                                 408,088
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.0%
    35,680   Admiral Group PLC (UK)                                   $  409,713
    32,020   Dongbu Insurance Company Limited (KR)                       803,242
     7,600   Euler Hermes SA (FR)                                        838,936
    13,200   Fondiaria-Sai SPA (IT)                                      539,616
    21,700   Kingsway Financial Services, Inc. (CA)                      392,089
    11,300   Northbridge Financial Corporation (CA)                      333,544
                                                                      ----------
                                                                       3,317,140
                                                                      ----------
PUBLISHING--1.2%
    61,530   Informa PLC (UK)                                            490,659
     4,860   Lagardere SCA (FR)                                          358,688
    34,850   United Business Media PLC (UK)                              417,259
                                                                      ----------
                                                                       1,266,606
                                                                      ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.5%
 1,184,000   China Overseas Land & Investment Limited (HK)               720,343
        68   Creed Corporation (JA)                                      268,577
    39,970   Inmobiliaria Urbis SA (SP)                                1,040,406
    16,900   Leopalace21 Corporation (JA)                                583,319
    26,400   Urban Corporation (JA)                                      318,812
    18,360   Vivacon AG (GE)*                                            410,740
    24,800   Wihlborgs Fastigheter AB (SW)                               427,301
                                                                      ----------
                                                                       3,769,498
                                                                      ----------
REGIONAL BANKS--0.7%
    33,200   Pusan Bank (KR)                                             423,420
    26,000   Suruga Bank Limited (JA)                                    350,332
                                                                      ----------
                                                                         773,752
                                                                      ----------
RESTAURANTS--1.5%
    32,930   Enterprise Inns PLC (UK)                                    577,249
    41,680   Greene King PLC (UK)                                        633,909
   107,652   Restaurant Group PLC (UK)                                   403,595
                                                                      ----------
                                                                       1,614,753
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--0.8%
    15,320   Silicon-On-Insulator Technologies (FR)*                     453,251
    12,200   Ulvac, Inc. (JA)                                            416,830
                                                                      ----------
                                                                         870,081
                                                                      ----------
SEMICONDUCTORS--0.6%
 1,224,000   Solomon Systech International Limited (HK)                  308,904
   631,000   STATS ChipPAC Limited (SG)*                                 396,642
                                                                      ----------
                                                                         705,546
                                                                      ----------
SPECIALIZED FINANCE--1.0%
     5,820   Deutsche Boerse AG (GE)                                     794,164
    11,900   Ricoh Leasing Company Limited (JA)                          344,189
                                                                      ----------
                                                                       1,138,353
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--3.6%
    68,200   Croda International PLC (UK)                           $    547,000
    12,570   Koninklijke DSM NV (NE)                                     523,509
    53,000   Nippon Shokubai Company Limited (JA)                        647,912
       680   Sika AG (SZ)*                                               756,421
     4,570   Umicore (BE)                                                610,269
    26,940   Victrex PLC (UK)                                            383,576
    36,000   Zeon Corporation (JA)                                       428,452
                                                                    ------------
                                                                       3,897,139
                                                                    ------------
SPECIALTY STORES--0.7%
     1,600   Valora Holding AG (SZ)                                      346,802
    45,830   WH Smith PLC (UK)                                           412,707
                                                                    ------------
                                                                         759,509
                                                                    ------------
STEEL--3.2%
    16,400   Boehler-Uddeholm AG (AT)                                    896,777
    10,200   IPSCO, Inc. (CA)                                            976,506
    26,700   Rautaruukki Oyj (FI)                                        806,669
       720   Vallourec SA (FR)                                           865,695
                                                                    ------------
                                                                       3,545,647
                                                                    ------------
SYSTEMS SOFTWARE--0.4%
     8,060   Software AG (GE)                                            421,042
                                                                    ------------
TECHNOLOGY DISTRIBUTORS--0.6%
    29,600   Simm Tech Company Limited (KR)                              315,109
    45,430   Wolfson Microelectronics PLC (UK)*                          375,923
                                                                    ------------
                                                                         691,032
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.3%
     6,050   Hypo Real Estate Holding AG (GE)                            366,807
                                                                    ------------
TIRES & RUBBER--0.8%
     7,960   Continental AG (GE)                                         814,734
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--1.7%
    20,400   Hitachi High-Technologies Corporation (JA)                  620,343
    38,740   SIG PLC (UK)                                                630,385
    12,750   Univar NV (NE)                                              604,231
                                                                    ------------
                                                                       1,854,959
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
   235,000   MobileOne Limited (SG)                                      307,316
     4,200   Mobistar SA (BE)                                            333,346
                                                                    ------------
                                                                         640,662
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN) (COST--$87,433,732)                    106,122,960
                                                                    ------------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS (FOREIGN)--1.9%
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
    9,710   Hugo Boss AG Preferred (GE)                               $  410,731
                                                                      ----------
BROADCASTING & CABLE TV--0.3%
   13,700   ProSiebenSat.1 Media AG Preferred (GE)                       342,062
                                                                      ----------
HEALTHCARE EQUIPMENT--0.6%
    3,910   Fresenius AG Preferred (GE)                                  651,117
                                                                      ----------
HOUSEHOLD PRODUCTS--0.6%
    6,010   Henkel KGAA Preferred (GE)                                   687,176
                                                                      ----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$1,821,089)                                                     2,091,086
                                                                      ----------

UNITS                                                               MARKET VALUE
--------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
  148,000   China Overseas Land & Investment Limited Warrant,
            exp. 7/18/07 (HK)*                                            $4,288
                                                                          ------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$0)                                                                 4,288
                                                                          ------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--0.9%
SPECIAL PURPOSE ENTITY--0.9%
$1,000,000 CAFCO LLC 5.33% 7/3/06~                                  $    999,704
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES (AMORTIZED COST--$999,704)              999,704
                                                                    ------------
TOTAL INVESTMENTS--100.0% (TOTAL COST--$90,254,525)                  109,218,038
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.0%                                        34,211
                                                                    ------------
NET ASSETS--100.0%                                                  $109,252,249
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $999,704, OR 0.9%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                    $  90,254,525
                                                                  -------------
Investment securities, at market                                    109,218,038
Cash                                                                    190,015
Foreign currency (cost $166,123)                                        165,691
Receivables:
   Investment securities sold                                           678,193
   Capital shares sold                                                   92,910
   Dividends and interest                                                63,437
   From transfer agent                                                    4,562
Other assets                                                            248,017
                                                                  -------------
Total Assets                                                        110,660,863
                                                                  -------------

LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      459,109
   Capital shares redeemed                                              653,954
   Advisory fees                                                         87,912
   Shareholder servicing fees                                            13,721
   Accounting fees                                                        8,791
   Distribution fees                                                     26,398
   Transfer agency fees                                                  28,490
   Custodian fees                                                         3,148
   To transfer agent                                                      2,161
   Directors' deferred compensation                                     116,177
   Other                                                                  8,753
                                                                  -------------
Total Liabilities                                                     1,408,614
                                                                  -------------
Net Assets                                                        $ 109,252,249
                                                                  =============

COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 203,202,976
Undistributed net investment income                                     184,939
Accumulated net realized loss from security
   and foreign currency transactions                               (113,130,474)
Net unrealized appreciation on investments
   and foreign currency translation                                  18,994,808
                                                                  -------------
Total                                                             $ 109,252,249
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $33,526,120
Shares Outstanding                                                     1,473,510
Net Asset Value, Redemption Price Per Share                          $     22.75
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                     $     24.14

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 4,924,848
Shares Outstanding                                                       228,477
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     21.56

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $ 6,938,029
Shares Outstanding                                                       321,820
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     21.56

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $63,197,856
Shares Outstanding                                                     2,777,091
Net Asset Value, Offering and Redemption Price Per Share             $     22.76

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $   187,102
Shares Outstanding                                                         8,424
Net Asset Value, Offering and Redemption Price Per Share             $     22.21

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $   478,294
Shares Outstanding                                                        22,092
Net Asset Value, Redemption Price Per Share                          $     21.65
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                     $     22.67

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $ 1,493,734
Interest                                                                 16,665
Foreign taxes withheld                                                 (169,235)
                                                                    ------------
Total Investment Income                                               1,341,164
                                                                    ------------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   570,438
Shareholder servicing fees--Note 2                                       88,679
Accounting fees--Note 2                                                  57,044
Distribution fees--Note 2                                               146,797
Transfer agency fees--Note 2                                             49,027
Registration fees                                                        32,255
Postage and mailing expenses                                              5,100
Custodian fees and expenses--Note 2                                      97,815
Printing expenses                                                        21,165
Legal and audit fees                                                     19,785
Directors' fees and expenses--Note 2                                     26,897
Other expenses                                                           33,378
                                                                    ------------
   Total Expenses                                                     1,148,380
   Earnings Credits                                                      (3,188)
   Reimbursed/Waived Expenses                                           (67,835)
   Expense Offset to Broker Commissions                                  (1,164)
                                                                    ------------
   Net Expenses                                                       1,076,193
                                                                    ------------
Net Investment Income                                                   264,971
                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS AND
FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on:
   Security Transactions                                              5,554,415
   Closing of Futures Contracts                                         (41,950)
   Foreign Currency Transactions                                         12,481
                                                                    ------------
Net Realized Gain                                                     5,524,946
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation                    8,354,925
                                                                    ------------
Net Realized and Unrealized Gain                                     13,879,871
                                                                    ------------
Net Increase in Net Assets Resulting from Operations                $14,144,842
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------------------
Net Investment Income (Loss)                              $    264,971       $ (1,089,649)
Net Realized Gain on Security and Foreign
   Currency Transactions                                     5,524,946         19,668,576
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation           8,354,925             46,812
                                                          ------------       -------------
Net Increase in Net Assets Resulting from Operations        14,144,842         18,625,739
                                                          ------------       -------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                                   8,250,157         (1,068,075)
   Class B                                                 (13,288,663)        (4,356,640)
   Class C                                                  (1,597,212)        (3,909,744)
   Class F                                                  (9,041,808)       (22,526,616)
   Class R                                                    (153,662)            73,085
   Class T                                                     (23,461)          (144,420)
                                                          ------------       -------------
Net Decrease from Capital Share Transactions               (15,854,649)       (31,932,410)
                                                          ------------       -------------
Net Decrease in Net Assets                                  (1,709,807)       (13,306,671)
                                                          ------------       -------------

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of Period                                       $110,962,056       $124,268,727
                                                          ------------       -------------
End of Period                                             $109,252,249       $110,962,056
                                                          ============       =============
Undistributed (Accumulated)
   Net Investment Income (Loss)                           $    184,939       $    (80,032)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                      2006          2005         2004         2003      2002
                                                 --------------   ---------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 20.10        $ 16.76      $ 14.24      $  8.14   $  9.68
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.09(a)       (0.14)(a)    (0.11)(a)     0.10     (0.16)
Net realized and unrealized gains
   (losses) on securities                             2.56           3.48         2.63         6.00     (1.38)
                                                 --------------------------------------------------------------
Total from investment operations                      2.65           3.34         2.52         6.10     (1.54)
---------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00           0.00         0.00         0.00      0.00
From net realized gains                               0.00           0.00         0.00         0.00      0.00
                                                 --------------------------------------------------------------
Total distributions                                   0.00           0.00         0.00         0.00      0.00
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 22.75        $ 20.10      $ 16.76      $ 14.24   $  8.14
                                                 ==============================================================
TOTAL RETURN(b)                                      13.18%         19.93%       17.70%       74.94%   (15.91%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $33,526        $22,107      $19,726      $27,252   $ 9,422
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.70%          2.14%        1.92%        2.45%     2.24%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.70%          2.12%        1.92%        2.45%     2.24%
Net investment income (loss)                          0.80%         (0.82%)      (0.77%)      (0.83%)   (0.80%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             398%           729%         648%         707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.83% (2006), 2.29% (2005), 2.02%
     (2004), 2.54% (2003) AND 2.27% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                      YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006          2005         2004       2003        2002
                                                 --------------   ----------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $19.13         $ 16.09      $ 13.79      $  7.95    $  9.54
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.07)(a)       (0.28)(a)    (0.23)(a)    (0.31)     (0.29)
Net realized and unrealized gains
   (losses) on securities                            2.50            3.32         2.53         6.15      (1.30)
                                                 ---------------------------------------------------------------
Total from investment operations                     2.43            3.04         2.30         5.84      (1.59)
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00            0.00         0.00         0.00       0.00
From net realized gains                              0.00            0.00         0.00         0.00       0.00
                                                 ---------------------------------------------------------------
Total distributions                                  0.00            0.00         0.00         0.00       0.00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $21.56         $ 19.13      $ 16.09      $ 13.79    $  7.95
                                                 ===============================================================
TOTAL RETURN(b)                                     12.70%          18.89%       16.68%       73.46%    (16.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $4,925         $16,421      $17,917      $18,198    $12,810
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)       2.63%           2.98%        2.79%        3.30%      3.09%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.63%           2.97%        2.78%        3.29%      3.09%
Net investment loss                                 (0.76%)         (1.66%)      (1.63%)      (1.44%)    (1.64%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                            398%            729%         648%         707%       495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.73% (2006), 3.13% (2005), 2.89%
     (2004), 3.38% (2003) AND 3.12% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005         2004         2003      2002
                                                 --------------   --------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $19.12         $16.07      $ 13.76      $  7.93   $  9.52
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.01)(a)      (0.27)(a)    (0.22)(a)    (0.01)    (0.35)
Net realized and unrealized gains
   (losses) on securities                            2.45           3.32         2.53         5.84     (1.24)
                                                 -------------------------------------------------------------
Total from investment operations                     2.44           3.05         2.31         5.83     (1.59)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00           0.00         0.00         0.00      0.00
From net realized gains                              0.00           0.00         0.00         0.00      0.00
                                                 -------------------------------------------------------------
Total distributions                                  0.00           0.00         0.00         0.00      0.00
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $21.56         $19.12      $ 16.07      $ 13.76   $  7.93
                                                 =============================================================
TOTAL RETURN(b)                                     12.76%         18.98%       16.79%       73.52%   (16.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $6,938         $7,568      $10,249      $10,639   $ 5,268
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)       2.51%          2.93%        2.71%        3.25%     3.06%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.50%          2.92%        2.70%        3.25%     3.05%
Net investment loss                                 (0.14%)        (1.60%)      (1.55%)      (1.43%)   (1.58%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                            398%           729%         648%         707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.63% (2006), 3.08% (2005), 2.81%
     (2004), 3.34% (2003) AND 3.08% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006          2005         2004        2003        2002
                                                 --------------   ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 20.11        $ 16.76      $ 14.24      $  8.13    $  9.67
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.07(a)       (0.13)(a)    (0.11)(a)    (0.14)     (0.23)
Net realized and unrealized gains
   (losses) on securities                             2.58           3.48         2.63         6.25      (1.31)
                                                 ---------------------------------------------------------------
Total from investment operations                      2.65           3.35         2.52         6.11      (1.54)
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00           0.00         0.00         0.00       0.00
From net realized gains                               0.00           0.00         0.00         0.00       0.00
                                                 ---------------------------------------------------------------
Total distributions                                   0.00           0.00         0.00         0.00       0.00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 22.76        $ 20.11      $ 16.76      $ 14.24    $  8.13
                                                 ===============================================================
TOTAL RETURN                                         13.18%         19.99%       17.70%       75.15%    (15.93%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $63,198        $64,112      $75,677      $78,759    $50,742
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(b)        1.76%          2.10%        1.90%        2.31%      2.18%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.75%          2.08%        1.89%        2.31%      2.18%
Net investment income (loss)                          0.59%         (0.76%)      (0.75%)      (0.45%)    (0.74%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                             398%           729%         648%         707%       495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.88% (2006), 2.24% (2005), 2.00%
     (2004), 2.40% (2003) AND 2.21% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                     YEAR ENDED
                                          ENDED JUNE 30,                  DECEMBER 31,
                                               2006          2005       2004       2003      2002
                                          --------------   -----------------------------------------
CLASS R SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $19.60        $ 16.31     $13.82     $ 7.87   $  9.56
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.08(a)       (0.12)(a)  (0.07)(a)   0.54     (0.81)
Net realized and unrealized gains
   (losses) on securities                      2.53           3.41       2.56       5.41     (0.88)
                                          ----------------------------------------------------------
Total from investment operations               2.61           3.29       2.49       5.95     (1.69)
----------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00           0.00       0.00       0.00      0.00
From net realized gains                        0.00           0.00       0.00       0.00      0.00
                                          ----------------------------------------------------------
Total distributions                            0.00           0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------

Net Asset Value, end of period               $22.21        $ 19.60     $16.31     $13.82   $  7.87
                                          ==========================================================

TOTAL RETURN                                  13.32%         20.17%     18.02%     75.60%   (17.68%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  187        $   310     $  190     $  142   $    37
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(b)                                  1.52%          1.91%      1.68%      2.08%     3.94%
Expenses with reimbursements, earnings
   credits and brokerage offsets               1.51%          1.89%      1.68%      2.07%     3.91%
Net investment income (loss)                   0.81%         (0.69%)    (0.51%)    (0.32%)   (2.20%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                      398%           729%       648%       707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.63% (2006), 2.08% (2005), 1.79%
     (2004), 2.17% (2003) AND 4.65% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                     YEAR ENDED
                                          ENDED JUNE 30,                  DECEMBER 31,
                                               2006         2005       2004       2003      2002
                                          --------------   -----------------------------------------
CLASS T SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $19.16        $16.05     $13.70     $ 7.87   $  9.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.03(a)      (0.21)(a)  (0.17)(a)  (0.24)    (0.45)
Net realized and unrealized gains
   (losses) on securities                      2.46          3.32       2.52       6.07     (1.18)
                                          ----------------------------------------------------------
Total from investment operations               2.49          3.11       2.35       5.83     (1.63)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00       0.00       0.00      0.00
From net realized gains                        0.00          0.00       0.00       0.00      0.00
                                          ----------------------------------------------------------
Total distributions                            0.00          0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $21.65        $19.16     $16.05     $13.70   $  7.87
                                          ==========================================================

TOTAL RETURN(b)                               13.00%        19.38%     17.15%     74.08%   (17.16%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  478        $  444     $  510     $  522   $   345
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.10%         2.55%      2.37%      3.07%     4.03%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.09%         2.54%      2.36%      3.07%     4.03%
Net investment income (loss)                   0.29%        (1.24%)    (1.21%)    (1.06%)   (2.69%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      398%          729%       648%       707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.22% (2006), 2.70% (2005), 2.47%
     (2004), 3.16% (2003) AND 4.05% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $27,975 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $8,395 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                         TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A     $ 7,425
                              ---------------------
                              Class B     $12,139
                              ---------------------
                              Class C     $ 4,457
                              ---------------------
                              Class R     $   131
                              ---------------------
                              Class T     $   475

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $809 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $16,005 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $81,635 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $38,582
                     ---------------------------------------
                     Class B      $34,876         $11,625
                     ---------------------------------------
                     Class C      $29,683         $ 9,894
                     ---------------------------------------
                     Class T      $   603         $   603
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $284 in sales commissions from the sales of Class A shares. DSC also retained $10,844 and $589 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD      AMOUNT OF WAIVER
                       ------------------------------------
                       9/1/05 to 8/31/06       $200,000
                       ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $67,835, which reduced the amount paid to Mellon Bank to $29,980.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $3,661 for a trading error. An affiliate of Founders reimbursed the Fund $11,226 for trading errors. The amounts were not material to the Fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, passive foreign investment corporations, foreign currency transactions, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

              EXPIRATION                                AMOUNT
              ---------------------------------------------------
              2009                                   $105,273,118
              ---------------------------------------------------
              2010                                   $ 11,833,084
              ---------------------------------------------------
                                                     $117,106,202
                                                     ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Post-October Capital Loss Deferral      $(1,461,360)
              ---------------------------------------------------
              Federal Tax Cost                        $90,307,229
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $20,960,939
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(2,050,130)
              ---------------------------------------------------
              Net Tax Appreciation                    $18,910,809
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED                YEAR ENDED
                               JUNE 30, 2006            DECEMBER 31, 2005
                           SHARES       AMOUNT        SHARES        AMOUNT
CLASS A
-----------------------------------------------------------------------------
Sold                       624,845   $ 13,908,499      431,931   $  7,916,442
Redeemed                  (251,235)  $ (5,658,342)    (509,206)  $ (8,984,517)
                          ---------------------------------------------------
Net Increase (Decrease)    373,610   $  8,250,157      (77,275)  $ (1,068,075)
                          ===================================================

CLASS B
-----------------------------------------------------------------------------
Sold                         4,858   $    101,668       19,176   $    327,743
Redeemed                  (634,700)  $(13,390,331)    (274,566)  $ (4,684,383)
                          ---------------------------------------------------
Net Decrease              (629,842)  $(13,288,663)    (255,390)  $ (4,356,640)
                          ===================================================

CLASS C
-----------------------------------------------------------------------------
Sold                        15,130   $    331,312       77,684   $  1,393,853
Redeemed                   (89,115)  $ (1,928,524)    (319,650)  $ (5,303,597)
                          ---------------------------------------------------
Net Decrease               (73,985)  $ (1,597,212)    (241,966)  $ (3,909,744)
                          ===================================================

CLASS F
-----------------------------------------------------------------------------
Sold                       126,369   $  2,854,593      456,877     $8,160,585
Redeemed                  (537,774)  $(11,896,401)  (1,783,478)  $(30,687,201)
                          ---------------------------------------------------
Net Decrease              (411,405)  $ (9,041,808)  (1,326,601)  $(22,526,616)
                          ===================================================

CLASS R
-----------------------------------------------------------------------------
Sold                         2,065   $     44,272       25,002   $    458,697
Redeemed                    (9,476)  $   (197,934)     (20,814)  $   (385,612)
                          ---------------------------------------------------
Net Increase (Decrease)     (7,411)  $   (153,662)       4,188   $     73,085
                          ===================================================

CLASS T
-----------------------------------------------------------------------------
Sold                             4   $         96        4,248   $     79,625
Redeemed                    (1,098)  $    (23,557)     (12,834)  $   (224,045)
                          ---------------------------------------------------
Net Decrease                (1,094)  $    (23,461)      (8,586)  $   (144,420)
                          ===================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $39,427,474 and $55,083,866, respectively.

6. FUTURES CONTRACTS

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to mark to market on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. There were no contracts open at June 30, 2006.

7. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

DREYFUS FOUNDERS PASSPORT FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0379SA0606

SEMIANNUAL REPORT

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2006

DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           20
Statement of Operations                                                       22
Statements of Changes in Net Assets                                           23
Financial Highlights                                                          24
Notes to Financial Statements                                                 30

PAPERLESS DELIVERY OF THIS REPORT

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF REMI J. BROWNE]

[PHOTO OF JEFFREY R. SULLIVAN]

[PHOTO OF JOHN JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT, JEFFREY R. SULLIVAN, CFA SECOND FROM LEFT, AND JOHN JARES, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

VOLATILE GLOBAL MARKETS

For the first four months of 2006, global equity markets continued the rally that began three years ago. Strong earnings announcements and an increase in merger-and-acquisition (M&A) activity, paired with generally benign inflation, historically low interest rates and an ongoing economic expansion, drove investor activity. However, later in the period, the United States faced numerous macroeconomic issues that prompted a reversal in the global equity markets. A slowdown in the housing market, U.S. dollar weakness, rising consumer prices and the continued interest rate increases by the Federal Reserve began to weigh on investors, initiating global market declines mid-May through mid-June.

     Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which returned 6.06% for the six-month period ended June 30, 2006, but outperformed(1) its other benchmark, the MSCI World Growth Index, which returned 4.22% for the same period.

CONSISTENT INVESTING STRATEGY

The positioning of the Fund was not substantially altered during the period, nor was the investment strategy behind the Fund. We continued to analyze

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The MSCI World Growth Index measures global developed market equity performance of growth securities. The total return figures cited for this index assume change in share price and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

companies through proprietary analysis, Wall Street data and meetings with company management, among other resources, seeking solid growth opportunities at attractive valuations. This investment approach served the Fund well, as strong stock selection proved to be the principal positive impact on the Fund's relative return for the period.

"STRONG STOCK SELECTION PROVED TO BE THE PRINCIPAL POSITIVE IMPACT ON THE FUND'S
                        RELATIVE RETURN FOR THE PERIOD."

U.S., U.K. AND GERMANY WERE PRIMARY AIDS TO PERFORMANCE

The largest positive contributors to relative Fund performance on a country basis were the United States, the United Kingdom (U.K.) and Germany, primarily due to strong stock selection. Investor optimism and strong market activity in the first four months of the period boosted the United States' performance.

     An overweight position in oil-exporting Norway and favorable stock selection in Hong Kong also aided the Fund.

MATERIALS AND CONSUMER STOCKS BOOSTED RELATIVE RETURN

For the period, the materials sector was the strongest performing sector in the Fund. Increased M&A activity aided materials firms at the end of the period, with large bids indicating that the robust metals cycle was expected to continue. The U.K.-based metals and mining company XSTRATA PLC had a strong run during the period, as many metal prices experienced strong appreciation. In addition, Xstrata announced a $1.7 billion acquisition of a Columbian coal mine, giving the company increased exposure to the strong U.S. coal market. NUCOR CORPORATION, a U.S.-based steel producer, saw its stock price increase over 60% for the period.

SECTORS BENEFITING THE FUND
Materials
Consumer Staples
Consumer Discretionary

The consumer staples and consumer discretionary sectors also positively impacted the Fund's relative return primarily through solid stock picking, but also through an overweight position in the consumer staples sector. Consumer discretionary issues BEST BUY COMPANY, INC., Pixar, Inc. and Kohl's Corporation were among the strongest performing stocks in the Fund. Best Buy's stock price rose on strong consumer spending on a variety of products, including HDTVs, MP3 players and digital video and photography equipment. Pixar, Inc. saw its stock price increase on strong demand for its animated feature-length, family-friendly films. Kohl's experienced improved revenue and earnings growth trends driven by higher sales as the department store industry saw a reduction in capacity.

SELECT ISSUES PERFORMED STRONGLY

Other notable performers during the period included industrials issue CONTINENTAL AIRLINES, INC. and Schering AG. Late in 2005, the airline industry experienced a wave of extreme capacity rationalization. This resulted in a significant reduction in supply, which in turn created strong pricing trends for the entire industry, including Continental. The German pharmaceuticals provider Schering AG was caught in an acquisition bidding war between Bayer AG and MERCK KGAA during the period. The stock rose 50% on the bidding.

SWEDEN, SPAIN AND CANADA WERE PRIMARY WEIGHTS ON PERFORMANCE

Weak stock selection, combined with poor relative allocations in Sweden, Spain and Canada, detracted from relative Fund performance. Weak stock selection in Denmark also produced a negative effect on the Fund for the period.

           LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

            1. GLAXOSMITHKLINE PLC (United Kingdom; GSK)      1.57%
            2. HEWLETT-PACKARD COMPANY (United States; HPQ)   1.55%
            3. EXXONMOBIL CORPORATION (United States; XOM)    1.53%
            4. ROCHE HOLDING AG (Switzerland; RO.G)           1.48%
            5. CISCO SYSTEMS, INC. (United States; CSCO)      1.46%
            6. WALGREEN COMPANY (United States; WAG)          1.43%
            7. BHP BILLITON LIMITED (Australia; BHP)          1.43%
            8. SEAGATE TECHNOLOGY (United States; SGAT)       1.37%
            9. GOOGLE, INC. CLASS A (United States; GOOG)     1.31%
           10. BEST BUY COMPANY, INC. (United States; BBY)    1.31%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

             DREYFUS FOUNDERS
             WORLDWIDE GROWTH       MSCI
               FUND-CLASS F     WORLD INDEX
             ----------------   -----------
 6/28/1996      $10,000.00       $10,000.00
 6/30/1997      $11,325.72       $12,227.34
 6/30/1998      $13,020.32       $14,309.55
 6/30/1999      $13,119.34       $16,551.56
 6/30/2000      $17,744.19       $18,569.72
 6/29/2001      $11,882.24       $14,800.69
 6/28/2002      $ 8,998.65       $12,548.63
 6/30/2003      $ 8,586.71       $12,250.71
 6/30/2004      $10,728.80       $15,191.29
 6/30/2005      $11,653.39       $16,718.22
 6/30/2006      $13,804.64       $19,548.89

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)        DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (0.33%)    11.66%   1.63%        --      (5.30%)
Without sales charge          5.77%     18.44%   2.85%        --      (4.43%)
B SHARES (12/31/99)
With redemption*              1.30%     13.60%   1.81%        --      (5.13%)
Without redemption            5.30%     17.60%   2.18%        --      (5.13%)
C SHARES (12/31/99)
With redemption**             4.26%     16.53%   1.78%        --      (5.42%)
Without redemption            5.26%     17.53%   1.78%        --      (5.42%)
F SHARES (12/29/89)           5.75%     18.46%   3.04%      3.28%      7.78%
R SHARES (12/31/99)           5.92%     19.42%   3.57%        --      (3.92%)
T SHARES (12/31/99)
With sales charge (4.50%)     0.86%     12.84%   0.74%        --      (6.06%)
Without sales charge          5.63%     18.15%   1.67%        --      (5.39%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers and adjustments for financial statement purposes. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

INFORMATION TECHNOLOGY, INDUSTRIALS AND ENERGY HAMPERED FUND

A substantial overweight position in the information technology (IT) sector caused the largest drain on Fund performance. INTEL CORPORATION, MOTOROLA, INC., SEAGATE TECHNOLOGIES, INC. and ADOBE SYSTEMS, INC. were among the weakest overall performers in the Fund for the period. Intel Corporation lost market share to a competitor, which resulted in poor revenue growth and margin deterioration. Adobe moderated revenue and earnings growth expectations during the second quarter of 2006, primarily due to weak sales as customers awaited the launch of the company's upgraded software packages.

SECTORS DETRACTING FROM THE FUND
Information Technology
Industrials
Energy

     In the industrials sector, the French-listed company EADS announced a profit warning in June, as delays of the new Airbus A380 series of commercial jets will negatively impact earnings going forward.

     Poor stock selection in the energy sector also weighed on relative performance. Oil- and gas-services provider TRICAN WELL SERVICE LIMITED released fourth quarter 2005 results that were in line with forecasts. The stock, however, fell as a result of the deterioration in North American gas prices and profit taking.

                                    [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
47.99%   United States
10.95%   United Kingdom
10.89%   Japan
 5.44%   France
 4.41%   Switzerland
 4.01%   Germany
 2.58%   Canada
 2.54%   Australia
 2.04%   Netherlands
 1.76%   Italy
 6.35%   Other Countries
 1.04%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

OTHER NOTABLE UNDERPERFORMERS

Other individual issues also experienced poor performance during the period. Health care holding BOSTON SCIENTIFIC CORPORATION acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators
(ICDs), slackened. The Japanese home appliances and computer retailer Yamada Denki Company Limited's stock price fell as a result of profit taking.

     We have been cautiously optimistic regarding global markets due to the relatively strong returns generated by the world's big exporters, Japan and Germany, and the seemingly limitless appetite for commodity stocks. Economic fundamentals have improved across Europe and Japan, which should help offset a slowdown in U.S. consumption.

     As always, we remain committed to our investment philosophy. Regardless of macroeconomic trends, we continue to search for growth stocks that have an attractive combination of business momentum and valuation.


/s/ Remi J. Browne                       /s/ Jeffrey R. Sullivan
--------------------------------------   ---------------------------------------
Remi J. Browne, CFA                      Jeffrey R. Sullivan, CFA
Co-Portfolio Manager                     Co-Portfolio Manager


/s/ John B. Jares
--------------------------------------
John Jares, CFA
Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,057.70          $ 9.95
CLASS A HYPOTHETICAL      1,000.00        1,015.00            9.79
CLASS B ACTUAL            1,000.00        1,053.00           13.90
CLASS B HYPOTHETICAL      1,000.00        1,011.09           13.71
CLASS C ACTUAL            1,000.00        1,052.60           13.69
CLASS C HYPOTHETICAL      1,000.00        1,011.29           13.50
CLASS F ACTUAL            1,000.00        1,057.50           10.00
CLASS F HYPOTHETICAL      1,000.00        1,014.95            9.84
CLASS R ACTUAL            1,000.00        1,059.20            7.91
CLASS R HYPOTHETICAL      1,000.00        1,017.01            7.78
CLASS T ACTUAL            1,000.00        1,056.30           11.06
CLASS T HYPOTHETICAL      1,000.00        1,013.90           10.89

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.95%
CLASS B       2.73%
CLASS C       2.69%
CLASS F       1.96%
CLASS R       1.55%
CLASS T       2.17%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--47.8%
AIRLINES--1.1%
11,938   AMR Corporation*                                            $  303,465
10,775   Continental Airlines, Inc. Class B*                            321,095
                                                                     ----------
                                                                        624,560
                                                                     ----------
APPLICATION SOFTWARE--1.3%
 7,650   Autodesk, Inc.*                                                263,619
33,775   BEA Systems, Inc.*                                             442,115
                                                                     ----------
                                                                        705,734
                                                                     ----------
BIOTECHNOLOGY--0.4%
 9,275   MedImmune, Inc.*                                               251,353
                                                                     ----------
BROADCASTING & CABLE TV--1.0%
16,799   Comcast Corporation Special Class A*                           550,671
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.2%
42,050   Cisco Systems, Inc.*                                           821,237
35,375   Motorola, Inc.                                                 712,806
 6,400   QUALCOMM, Inc.                                                 256,448
                                                                     ----------
                                                                      1,790,491
                                                                     ----------
COMPUTER & ELECTRONICS RETAIL--1.3%
13,376   Best Buy Company, Inc.                                         733,540
                                                                     ----------
COMPUTER HARDWARE--4.0%
 9,302   Apple Computer, Inc.*                                          531,330
11,475   Dell, Inc.*                                                    280,105
13,725   Diebold, Inc.                                                  557,510
27,548   Hewlett-Packard Company                                        872,721
                                                                     ----------
                                                                      2,241,666
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS--1.4%
33,975   Seagate Technology*                                            769,194
                                                                     ----------
CONSUMER FINANCE--0.5%
 5,793   SLM Corporation                                                306,566
                                                                     ----------
DEPARTMENT STORES--1.8%
12,450   Federated Department Stores, Inc.                              455,670
 8,250   J.C. Penney Company, Inc.                                      556,957
                                                                     ----------
                                                                      1,012,627
                                                                     ----------

AU   Australia
AT   Austria
BE   Belgium
CA   Canada
DE   Denmark
FI   Finland
FR   France
GE   Germany
GR   Greece
HK   Hong Kong
IE   Ireland
IT   Italy
JA   Japan
KR   South Korea
NE   Netherlands
NW   Norway
PT   Portugal
SG   Singapore
SP   Spain
SW   Sweden
SZ   Switzerland
UK   United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.7%
 9,825   E.I. du Pont de Nemours and Company                         $  408,720
                                                                     ----------
DRUG RETAIL--1.4%
17,875   Walgreen Company                                               801,515
                                                                     ----------
FOOD DISTRIBUTORS--0.8%
14,425  Sysco Corporation                                               440,828
                                                                     ----------
FOOD RETAIL--1.0%
22,325  Safeway, Inc.                                                   580,450
                                                                     ----------
GENERAL MERCHANDISE STORES--1.2%
28,075   Family Dollar Stores, Inc.                                     685,872
                                                                     ----------
HEALTHCARE EQUIPMENT--1.3%
27,525   Boston Scientific Corporation*                                 463,521
 2,500   Intuitive Surgical, Inc.*                                      294,925
                                                                     ----------
                                                                        758,446
                                                                     ----------
HEALTHCARE SERVICES--1.1%
10,600   Medco Health Solutions, Inc.*                                  607,168
                                                                     ----------
HEALTHCARE SUPPLIES--1.1%
11,950   Advanced Medical Optics, Inc.*                                 605,865
                                                                     ----------
HOME ENTERTAINMENT SOFTWARE--0.4%
 5,250   Electronic Arts, Inc.*                                         225,960
                                                                     ----------
HOME IMPROVEMENT RETAIL--0.9%
13,613   Home Depot, Inc.                                               487,209
                                                                     ----------
HOTELS, RESORTS & CRUISE LINES--0.5%
 7,625   Marriott International, Inc. Class A                           290,665
                                                                     ----------
HOUSEHOLD PRODUCTS--1.1%
10,697   Colgate-Palmolive Company                                      640,750
                                                                     ----------
HYPERMARKETS & SUPER CENTERS--0.6%
 6,595   Wal-Mart Stores, Inc.                                          317,681
                                                                     ----------
INDUSTRIAL CONGLOMERATES--0.8%
13,258   General Electric Company                                       436,984
                                                                     ----------
INTEGRATED OIL & GAS--1.5%
13,971   ExxonMobil Corporation                                         857,121
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
13,555   Sprint Nextel Corporation                                      270,964
                                                                     ----------
INTERNET SOFTWARE & SERVICES--2.1%
 1,759   Google, Inc. Class A*                                          737,601
14,250   Yahoo!, Inc.*                                                  470,250
                                                                     ----------
                                                                      1,207,851
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--1.2%
 2,995   Goldman Sachs Group, Inc.                                      450,538
16,475   TD Ameritrade Holding Corporation                              243,995
                                                                     ----------
                                                                        694,533
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.0%
  18,376   Walt Disney Company                                       $   551,280
                                                                     -----------
MULTI-LINE INSURANCE--1.0%
  12,100   Assurant, Inc.                                                585,640
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
   4,550   Schlumberger Limited                                          296,251
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
  13,369   JPMorgan Chase & Company                                      561,498
                                                                     -----------
PERSONAL PRODUCTS--2.2%
  19,350   Avon Products, Inc.                                           599,850
  16,255   Estee Lauder Companies, Inc. Class A                          628,581
                                                                     -----------
                                                                       1,228,431
                                                                     -----------
PHARMACEUTICALS--1.5%
  22,763   Pfizer, Inc.                                                  534,248
   6,662   Wyeth                                                         295,859
                                                                     -----------
                                                                         830,107
                                                                     -----------
RAILROADS--0.5%
   3,110   Union Pacific Corporation                                     289,106
                                                                     -----------
SEMICONDUCTORS--3.4%
   8,850   Freescale Semiconductor, Inc. Class B*                        260,190
  25,258   Intel Corporation                                             478,639
  19,085   Linear Technology Corporation                                 639,157
  16,850   Maxim Integrated Products, Inc.                               541,054
                                                                     -----------
                                                                       1,919,040
                                                                     -----------
SPECIALTY STORES--0.5%
   3,125   AutoZone, Inc.*                                               275,625
                                                                     -----------
STEEL--0.4%
   3,746   Nucor Corporation                                             203,221
                                                                     -----------
SYSTEMS SOFTWARE--1.6%
  11,300   Adobe Systems, Inc.*                                          343,068
  24,804   Microsoft Corporation                                         577,933
                                                                     -----------
                                                                         921,001
                                                                     -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$25,529,112)                                                   26,966,184
                                                                     -----------
COMMON STOCKS (FOREIGN)--50.3%
ADVERTISING--0.3%
  14,300   WPP Group PLC (UK)                                            173,065
                                                                     -----------
AIRLINES--0.6%
  56,200   British Airways PLC (UK)*                                     356,186
                                                                     -----------
ALUMINUM--0.4%
   5,000   Alcan, Inc. (CA)                                              234,211
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
   6,056   Compagnie Financiere Richemont AG (SZ)                    $   277,389
   4,000   Gildan Activewear, Inc. (CA)*                                 189,161
                                                                     -----------
                                                                         466,550
                                                                     -----------
APPLICATION SOFTWARE--0.4%
     961   SAP AG (GE)                                                   202,697
                                                                     -----------
AUTOMOBILE MANUFACTURERS--0.9%
  16,600   Honda Motor Company Limited (JA)                              526,547
                                                                     -----------
BIOTECHNOLOGY--0.6%
   9,000   CSL Limited (AU)                                              359,478
                                                                     -----------
BREWERS--1.9%
   5,700   Heineken NV (NE)                                              241,692
   8,926   InBev NV (BE)                                                 437,851
   8,900   Kirin Brewery Company Limited (JA)                            139,908
   4,900   Orkla ASA (NW)                                                227,096
                                                                     -----------
                                                                       1,046,547
                                                                     -----------
BROADCASTING & CABLE TV--0.4%
   6,900   Shaw Communications, Inc. Class B (CA)                        195,015
                                                                     -----------
COMMUNICATIONS EQUIPMENT--1.2%
  94,000   Foxconn International Holdings Limited (HK)*                  200,919
  22,250   Nokia Oyj (FI)                                                454,221
                                                                     -----------
                                                                         655,140
                                                                     -----------
COMPUTER HARDWARE--0.9%
  34,000   Fujitsu Limited (JA)                                          263,527
  33,000   Toshiba Corporation (JA)                                      215,405
                                                                     -----------
                                                                         478,932
                                                                     -----------
CONSTRUCTION MATERIALS--0.5%
  22,045   Rinker Group Limited (AU)                                     268,498
                                                                     -----------
CONSUMER ELECTRONICS--1.7%
  16,000   Matsushita Electric Industrial Company Limited (JA)           337,644
  13,800   Sony Corporation (JA)                                         608,965
                                                                     -----------
                                                                         946,609
                                                                     -----------
CONSUMER FINANCE--0.4%
     990   Orix Corporation (JA)                                         241,790
                                                                     -----------
DEPARTMENT STORES--0.3%
   1,100   PPR SA (FR)                                                   140,279
                                                                     -----------
DISTILLERS & VINTNERS--0.4%
  13,497   Diageo PLC (UK)                                               226,988
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--4.0%
  60,097   Banca Intesa SPA (IT)                                     $   352,065
  11,693   Banco Santander Central Hispano SA (SP)                       170,803
  14,953   Barclays PLC (UK)                                             169,908
   4,084   BNP Paribas SA (FR)                                           391,005
  25,669   Capitalia SPA (IT)                                            210,625
  13,903   HBOS PLC (UK)                                                 241,657
   8,400   HSBC Holdings PLC (UK)                                        147,792
   4,900   Royal Bank of Scotland Group PLC (UK)                         161,098
   2,866   Societe Generale (FR)                                         421,578
                                                                     -----------
                                                                       2,266,531
                                                                     -----------
DIVERSIFIED CAPITAL MARKETS--1.4%
   9,667   Credit Suisse Group (SZ)                                      540,833
   2,028   UBS AG (SZ)                                                   222,274
                                                                     -----------
                                                                         763,107
                                                                     -----------
DIVERSIFIED CHEMICALS--0.7%
   4,691   BASF AG (GE)                                                  376,456
                                                                     -----------
DIVERSIFIED METALS & MINING--3.4%
  37,189   BHP Billiton Limited (AU)                                     801,428
   4,100   Teck Cominco Limited Class B (CA)                             246,007
  14,500   Vedanta Resources PLC (UK)                                    365,449
  13,046   Xstrata PLC (UK)                                              494,532
                                                                     -----------
                                                                       1,907,416
                                                                     -----------
ELECTRIC UTILITIES--1.0%
   1,450   E.ON AG (GE)                                                  166,922
  78,211   International Power PLC (UK)                                  411,447
                                                                     -----------
                                                                         578,369
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
   2,254   Schneider Electric SA (FR)                                    234,972
  27,100   Sumitomo Electric Industries Limited (JA)                     396,886
                                                                     -----------
                                                                         631,858
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
   1,700   TDK Corporation (JA)                                          129,238
                                                                     -----------
FOOD RETAIL--0.5%
   4,300   Delhaize Group (BE)                                           298,107
                                                                     -----------
HEAVY ELECTRICAL EQUIPMENT--0.6%
  44,600   Mitsubishi Electric Corporation (JA)                          357,377
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--0.3%
  41,500   First Choice Holidays PLC (UK)                                175,539
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.3%
  29,600   Michael Page International PLC (UK)                           191,842
                                                                     -----------
INDUSTRIAL MACHINERY--0.7%
   6,900   Atlas Copco AB Class A (SW)                                   191,752
   2,800   Man AG (GE)                                                   202,998
                                                                     -----------
                                                                         394,750
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS--2.9%
  21,800   BG Group PLC (UK)                                         $  291,244
  57,027   BP PLC (UK)                                                  664,858
   5,011   Repsol YPF SA (SP)                                           143,510
   5,847   Royal Dutch Shell PLC Class A (NE)                           196,774
   4,748   Total SA (FR)                                                312,464
                                                                     ----------
                                                                      1,608,850
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.5%
  61,971   BT Group PLC (UK)                                            274,160
  17,700   Telefonica SA (SP)                                           294,774
  22,800   Telenor ASA (NW)                                             275,619
                                                                     ----------
                                                                        844,553
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--1.1%
  24,200   Daiwa Securities Group, Inc. (JA)                            288,438
  17,600   Nomura Holdings, Inc. (JA)                                   329,885
                                                                     ----------
                                                                        618,323
                                                                     ----------
LIFE & HEALTH INSURANCE--0.3%
   4,600   Manulife Financial Corporation (CA)                          145,751
                                                                     ----------
MOVIES & ENTERTAINMENT--0.9%
  15,045   Vivendi SA (FR)                                              527,287
                                                                     ----------
MULTI-LINE INSURANCE--1.0%
  11,979   Aviva PLC (UK)                                               169,562
   2,923   Baloise Holding Limited (SZ)                                 224,616
     856   Zurich Financial Services AG (SZ)                            187,639
                                                                     ----------
                                                                        581,817
                                                                     ----------
OFFICE ELECTRONICS--1.2%
  13,950   Canon, Inc. (JA)                                             683,847
                                                                     ----------
OIL & GAS DRILLING--0.3%
   4,200   Precision Drilling Trust (CA)                                139,586
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--0.3%
   8,000   Trican Well Service Limited (CA)                             159,814
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
  14,383   Eni SPA (IT)                                                 423,690
   7,800   Norsk Hydro ASA (NW)                                         206,750
                                                                     ----------
                                                                        630,440
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
  17,952   ING Groep NV (NE)                                            705,634
                                                                     ----------
PACKAGED FOODS & MEATS--0.3%
     612   Nestle SA Registered (SZ)                                    192,220
                                                                     ----------
PAPER PACKAGING--0.2%
  17,500   Rengo Company Limited (JA)                                   132,275
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
   3,659   AstraZeneca Group PLC (UK)                                $   220,839
  31,600   GlaxoSmithKline PLC (UK)                                      882,907
   3,490   Merck KGaA (GE)                                               317,841
   5,045   Roche Holding AG (SZ)                                         833,956
   7,189   Sanofi-Aventis (FR)                                           701,613
   2,800   Takeda Pharmaceuticals Company Limited (JA)                   174,205
                                                                     -----------
                                                                       3,131,361
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--1.2%
   4,700   Silicon-On-Insulator Technologies (FR)*                       139,052
   2,500   Sumco Corporation (JA)                                        142,433
   5,500   Tokyo Electron Limited (JA)                                   384,481
                                                                     -----------
                                                                         665,966
                                                                     -----------
SEMICONDUCTORS--0.3%
   9,600   ATI Technologies, Inc. (CA)*                                  139,489
                                                                     -----------
SOFT DRINKS--0.5%
   9,100   Coca-Cola Hellenic Bottling Company SA (GR)                   271,207
                                                                     -----------
STEEL--0.3%
   4,049   ThyssenKrupp AG (GE)                                          138,281
                                                                     -----------
TIRES & RUBBER--0.7%
   3,891   Continental AG (GE)                                           398,258
                                                                     -----------
TOBACCO--1.0%
  21,303  British American Tobacco PLC (UK)                              536,514
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--1.4%
  22,800   Mitsubishi Corporation (JA)                                   455,243
  22,000   Mitsui & Company Limited (JA)                                 310,661
                                                                     -----------
                                                                         765,904
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
   3,662   Bouygues SA (FR)                                              188,299
  69,600   China Mobile Limited (HK)                                     397,904
                                                                     -----------
                                                                         586,203
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$21,738,680)                                                   28,192,702
                                                                     -----------
PREFERRED STOCKS (FOREIGN)--0.8%
HEALTHCARE EQUIPMENT--0.8%
   2,691   Fresenius AG Preferred (GE)                                   448,121
                                                                     -----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$399,232)                                                         448,121
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--1.1%
SPECIAL PURPOSE ENTITY--1.1%
$600,000   CAFCO LLC
           5.33% 7/3/06~                                            $   599,822
                                                                    -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$599,822)                                              599,822
                                                                    -----------
TOTAL INVESTMENTS--100.0%
(TOTAL COST--$48,266,846)                                            56,206,829
                                                                    -----------
OTHER ASSETS AND LIABILITIES--(0.0%)                                    (12,664)
                                                                    -----------
NET ASSETS--100.0%                                                  $56,194,165
                                                                    ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $599,822, OR 1.1%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                     $ 48,266,846
                                                                   ------------
Investment securities, at market                                     56,206,829
Cash                                                                     64,770
Foreign currency (cost $1,376)                                            2,233
Receivables:
   Investment securities sold                                         1,023,741
   Capital shares sold                                                    2,459
   Dividends and interest                                                50,640
   From transfer agent                                                      531
Other assets                                                            152,444
                                                                   ------------
Total Assets                                                         57,503,647
                                                                   ------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    1,044,643
   Capital shares redeemed                                               58,451
   Advisory fees                                                         45,606
   Shareholder servicing fees                                             6,290
   Accounting fees                                                        3,550
   Distribution fees                                                     15,024
   Transfer agency fees                                                   3,707
   Custodian fees                                                           445
   Directors' deferred compensation                                     102,632
   Other                                                                 29,134
                                                                   ------------
Total Liabilities                                                     1,309,482
                                                                   ------------
Net Assets                                                         $ 56,194,165
                                                                   ============
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $102,224,305
Accumulated net investment loss                                          (7,498)
Accumulated net realized loss from security and foreign
   currency transactions                                            (53,981,581)
Net unrealized appreciation on investments and foreign
   currency translation                                               7,958,939
                                                                   ------------
Total                                                              $ 56,194,165
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,156,949
Shares Outstanding                                                        76,975
Net Asset Value, Redemption Price Per Share                          $     15.03
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                                $     15.95

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,236,582
Shares Outstanding                                                        86,493
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.30

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   298,990
Shares Outstanding                                                        21,335
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.01

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $51,455,083
Shares Outstanding                                                     3,412,032
Net Asset Value, Offering and Redemption Price Per Share             $     15.08

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $ 2,014,694
Shares Outstanding                                                       129,478
Net Asset Value, Offering and Redemption Price Per Share             $     15.56

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $    31,867
Shares Outstanding                                                         2,267
Net Asset Value, Redemption Price Per Share                          $     14.06
Maximum offering price per share (net asset value plus sales
   charge of 4.50% of offering price)                                $     14.72

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                            $  656,983
Interest                                                                  3,736
Foreign taxes withheld                                                  (62,770)
                                                                     ----------
Total Investment Income                                                 597,949
                                                                     ----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   289,439
Shareholder servicing fees--Note 2                                       38,818
Accounting fees--Note 2                                                  23,398
Distribution fees--Note 2                                                73,685
Transfer agency fees--Note 2                                             40,146
Registration fees                                                        31,615
Postage and mailing expenses                                              4,930
Custodian fees and expenses--Note 2                                      26,718
Printing expenses                                                        19,315
Legal and audit fees                                                     14,395
Directors' fees and expenses--Note 2                                     15,551
Other expenses                                                           16,468
                                                                     ----------
   Total Expenses                                                       594,478
   Earnings Credits                                                      (2,446)
   Reimbursed/Waived Expenses                                           (15,313)
   Expense Offset to Broker Commissions                                     (30)
                                                                     ----------
   Net Expenses                                                         576,689
                                                                     ----------
Net Investment Income                                                    21,260
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS AND
   FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on:
   Security Transactions                                              6,044,996
   Foreign Currency Transactions                                            791
                                                                     ----------
Net Realized Gain                                                     6,045,787
Net Change in Unrealized Appreciation/Depreciation of Investments
   and Foreign Currency Translation                                  (2,810,233)
                                                                     ----------
Net Realized and Unrealized Gain                                      3,235,554
                                                                     ----------
Net Increase in Net Assets Resulting from Operations                 $3,256,814
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                            SIX MONTHS ENDED       YEAR ENDED
                                              JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------
Net Investment Income (Loss)                   $    21,260      $    (38,851)
Net Realized Gain on Security and
   Foreign  Currency Transactions                6,045,787        14,142,515
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments and Foreign Currency
   Translation                                  (2,810,233)       (6,260,128)
                                               -----------      ------------
Net Increase in Net Assets Resulting
   from Operations                               3,256,814         7,843,536
                                               -----------      ------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
Class A                                            510,674            31,644
Class B                                           (669,020)         (430,097)
Class C                                            (21,701)            8,837
Class F                                         (4,742,172)      (13,367,715)
Class R                                            213,096       (25,021,636)(1)
Class T                                                  7           (26,282)
                                               -----------      ------------
Net Decrease from Capital Share
   Transactions                                 (4,709,116)      (38,805,249)
                                               -----------      ------------
Net Decrease in Net Assets                      (1,452,302)      (30,961,713)
                                               -----------      ------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of Period                            $57,646,467      $ 88,608,180
                                               -----------      ------------
End of Period                                  $56,194,165      $ 57,646,467
                                               ===========      ============

Accumulated Net Investment Loss                $    (7,498)     $    (28,758)

(1) ON NOVEMBER 30, 2005, CLASS R DISBURSED PORTFOLIO SECURITIES AND CASH VALUED AT $23,196,136 IN PAYMENT OF A REDEMPTION BY AN AFFILATE OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                            SIX MONTHS                  YEAR ENDED
                                          ENDED JUNE 30,               DECEMBER 31,
                                               2006         2005       2004     2003      2002
                                          --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $14.21        $12.82     $11.38   $ 8.32   $ 11.71
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.02(a)      (0.02)(a)  (0.21)   (0.10)    (0.15)
Net realized and unrealized gains
   (losses) on securities                      0.80          1.41       1.65     3.16     (3.24)
                                          -------------------------------------------------------
Total from investment operations               0.82          1.39       1.44     3.06     (3.39)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00       0.00     0.00      0.00
From net realized gains                        0.00          0.00       0.00     0.00      0.00
                                          -------------------------------------------------------
Total distributions                            0.00          0.00       0.00     0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $15.03        $14.21     $12.82   $11.38   $  8.32
                                          =======================================================
TOTAL RETURN(b)                                5.77%        10.84%     12.65%   36.78%   (28.95%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $1,157        $  619     $  519   $  656   $   543
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  1.96%         1.95%      1.81%    2.03%     2.06%
Expenses with reimbursements, earnings
   credits and brokerage offsets               1.95%         1.92%      1.81%    2.03%     2.06%
Net investment income (loss)                   0.24%        (0.19%)    (0.18%)  (0.55%)   (0.77%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%       130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2006), 1.98% (2005), 1.83%
     (2004), 2.04% (2003) AND 2.06% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                  YEAR ENDED
                                          ENDED JUNE 30,               DECEMBER 31,
                                              2006          2005      2004     2003      2002
                                          --------------   -------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $13.58        $12.33    $11.02   $ 8.12   $ 11.52
------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.05)(a)    (0.11)(a)  (0.09)   (0.16)    (0.14)
Net realized and unrealized gains
   (losses) on securities                      0.77          1.36      1.40     3.06     (3.26)
                                          ------------------------------------------------------
Total from investment operations               0.72          1.25      1.31     2.90     (3.40)
------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00      0.00     0.00      0.00
From net realized gains                        0.00          0.00      0.00     0.00      0.00
                                          ------------------------------------------------------
Total distributions                            0.00          0.00      0.00     0.00      0.00
------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $14.30        $13.58    $12.33   $11.02   $  8.12
                                          ======================================================
TOTAL RETURN(b)                                5.30%        10.14%    11.89%   35.71%   (29.51%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $1,237        $1,803    $2,061   $1,821   $ 1,459
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.74%         2.69%     2.52%    2.80%     2.71%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.73%         2.66%     2.52%    2.80%     2.70%
Net investment loss                           (0.74%)       (0.93%)   (0.87%)  (1.30%)   (1.41%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%      130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.79% (2006), 2.72% (2005), 2.54%
     (2004), 2.82% (2003) AND 2.71% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                 YEAR ENDED
                                          ENDED JUNE 30,              DECEMBER 31,
                                               2006         2005     2004     2003      2002
                                          --------------   ------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $13.31        $12.08   $10.81   $ 7.96   $ 11.34
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.04)(a)     (0.07)   (0.20)   (0.20)    (0.30)
Net realized and unrealized gains
   (losses) on securities                      0.74          1.30    1.47     3.05      (3.08)
                                          -----------------------------------------------------
Total from investment operations               0.70          1.23    1.27     2.85      (3.38)
-----------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00    0.00     0.00       0.00
From net realized gains                        0.00          0.00    0.00     0.00       0.00
                                          -----------------------------------------------------
Total distributions                            0.00          0.00    0.00     0.00       0.00
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period               $14.01        $13.31   $12.08   $10.81   $  7.96
                                          =====================================================
TOTAL RETURN(b)                                5.26%        10.18%   11.75%   35.80%   (29.81%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  299        $  308   $  272   $  271   $   218
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.71%         2.70%    2.60%    2.82%     3.33%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.69%         2.66%    2.59%    2.82%     3.33%
Net investment loss                           (0.59%)       (0.93%)  (0.97%)  (1.34%)   (2.05%)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%     130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT
     COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.76% (2006), 2.72% (2005), 2.62%
     (2004), 2.84% (2003) AND 3.40% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                     YEAR ENDED
                                              ENDED JUNE 30,                  DECEMBER 31,
                                                   2006          2005         2004       2003       2002
                                              --------------   --------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 14.26       $ 12.86      $ 11.41    $  8.33    $ 11.72
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.01(a)      (0.02)(a)    (0.21)     (0.13)     (0.13)
Net realized and unrealized gains (losses)
   on securities                                    0.81          1.42         1.66       3.21      (3.26)
                                              -------------------------------------------------------------
Total from investment operations                    0.82          1.40         1.45       3.08      (3.39)
-----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00          0.00         0.00       0.00       0.00
From net realized gains                             0.00          0.00         0.00       0.00       0.00
                                              -------------------------------------------------------------
Total distributions                                 0.00          0.00         0.00       0.00       0.00
-----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 15.08       $ 14.26      $ 12.86    $ 11.41    $  8.33
                                              =============================================================
TOTAL RETURN                                        5.75%        10.89%       12.71%     36.97%    (28.92%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $51,455       $53,184      $61,038    $70,566    $59,890
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(b)         1.97%         1.94%        1.78%      1.97%      1.84%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.96%         1.91%        1.77%      1.97%      1.84%
Net investment income (loss)                        0.10%        (0.17%)      (0.13%)    (0.47%)    (0.55%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           116%          120%         130%       138%       211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2006), 1.96% (2005), 1.80%
     (2004), 1.98% (2003) AND 1.84% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                    YEAR ENDED
                                              ENDED JUNE 30,                 DECEMBER 31,
                                                   2006         2005        2004      2003        2002
                                              ---------------  ------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $14.69       $13.13     $ 11.60   $  8.44     $ 11.81
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.04(b)      0.05(b)     0.03      0.00(a)    (0.01)
Net realized and unrealized gains (losses)
   on securities                                    0.83         1.51        1.50      3.16       (3.36)
                                              -----------------------------------------------------------
Total from investment operations                    0.87         1.56        1.53      3.16       (3.37)
---------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00        0.00      0.00        0.00
From net realized gains                             0.00         0.00        0.00      0.00        0.00
                                              -----------------------------------------------------------
Total distributions                                 0.00         0.00        0.00      0.00        0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $15.56       $14.69     $ 13.13   $ 11.60     $  8.44
                                              ===========================================================
TOTAL RETURN                                        5.92%       11.88%      13.19%    37.44%     (28.54%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $2,015       $1,701     $24,665   $21,404     $14,060
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(c)         1.57%        1.45%       1.37%     1.51%       1.41%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.55%        1.44%       1.37%     1.51%       1.41%
Net investment income (loss)                        0.55%        0.35%       0.28%    (0.03%)     (0.13%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           116%         120%        130%      138%        211%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.62% (2006), 1.47% (2005), 1.39%
     (2004), 1.53% (2003) AND 1.41% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                   YEAR ENDED
                                              ENDED JUNE 30,                DECEMBER 31,
                                                   2006         2005        2004      2003      2002
                                              --------------   ----------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $13.31       $12.05      $10.73    $ 7.89    $11.46
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.01)       (0.07)(a)   (0.36)    (0.14)    (0.59)
Net realized and unrealized gains (losses)
   on securities                                    0.76         1.33        1.68      2.98     (2.98)
                                              ---------------------------------------------------------
Total from investment operations                    0.75         1.26        1.32      2.84     (3.57)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00        0.00      0.00      0.00
From net realized gains                             0.00         0.00        0.00      0.00      0.00
                                              ---------------------------------------------------------
Total distributions                                 0.00         0.00        0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $14.06       $13.31      $12.05    $10.73    $ 7.89
                                              =========================================================
TOTAL RETURN(b)                                     5.63%       10.46%      12.30%    35.99%   (31.15%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $   32       $   30      $   54    $   61    $   47
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(c)         2.18%        2.33%       2.14%     2.54%     4.60%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    2.17%        2.30%       2.14%     2.54%     4.60%
Net investment loss                                (0.08%)      (0.56%)     (0.50%)   (1.05%)   (2.88%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           116%         120%        130%      138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT
     COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.23% (2006), 2.35% (2005), 2.16%
     (2004), 2.56% (2003) AND 5.48% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a significant portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $35,350 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $12,929 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A      $  665
                              ---------------------
                              Class B      $1,641
                              ---------------------
                              Class C      $  258
                              ---------------------
                              Class R      $  205
                              ---------------------
                              Class T      $   23
                              ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $409 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $24,425 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $66,543 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A         N/A          $1,061
                     ---------------------------------------
                     Class B      $5,916          $1,972
                     ---------------------------------------
                     Class C      $1,187          $  396
                     ---------------------------------------
                     Class T      $   39          $   39
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $243 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,562 and $354 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

            ON ASSETS IN      BUT NOT
              EXCESS OF      EXCEEDING    DOMESTIC FEE   FOREIGN FEE
            --------------------------------------------------------
                $0         $500 million       0.06%          0.10%
            --------------------------------------------------------
            $500 million    $1 billion        0.04%         0.065%
            --------------------------------------------------------
             $1 billion                       0.02%          0.02%
            --------------------------------------------------------

Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD     AMOUNT OF WAIVER
                       -----------------------------------
                       9/1/05 to 8/31/06      $200,000
                       -----------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $15,313, which reduced the amount paid to Mellon Bank to $11,405.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, redemptions-in-kind, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2009         $34,530,988
                            ------------------------
                            2010         $22,200,649
                            ------------------------
                            2011         $ 3,142,525
                            ------------------------
                                         $59,874,162
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Post-October Capital Loss Deferral      $    (2,399)
              ---------------------------------------------------
              Federal Tax Cost                        $48,408,738
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $ 9,058,505
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(1,260,414)
              ---------------------------------------------------
              Net Tax Appreciation                    $ 7,798,091
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                               PERIOD ENDED                YEAR ENDED
                               JUNE 30, 2006           DECEMBER 31, 2005
                           SHARES       AMOUNT       SHARES        AMOUNT
CLASS A
-----------------------------------------------------------------------------
Sold                        36,043   $   550,938       22,521   $    293,185
Redeemed                    (2,626)  $   (40,264)     (19,415)  $   (261,541)
                          ---------------------------------------------------
Net Increase                33,417   $   510,674        3,106   $     31,644
                          ===================================================
CLASS B
-----------------------------------------------------------------------------
Sold                         1,175   $    16,795        8,028   $     98,777
Redeemed                   (47,507)  $  (685,815)     (42,268)  $   (528,874)
                          ---------------------------------------------------
Net Decrease               (46,332)  $  (669,020)     (34,240)  $   (430,097)
                          ===================================================
CLASS C
-----------------------------------------------------------------------------
Sold                         3,632   $    52,125       10,078   $    128,403
Redeemed                    (5,459)  $   (73,826)      (9,465)  $   (119,566)
                          ---------------------------------------------------
Net Increase (Decrease)     (1,827)  $   (21,701)         613   $      8,837
                          ===================================================
CLASS F
-----------------------------------------------------------------------------
Sold                        79,528   $ 1,207,381      210,093   $  2,732,978
Redeemed                  (396,268)  $(5,949,553)  (1,227,387)  $(16,100,693)
                          ---------------------------------------------------
Net Decrease              (316,740)  $(4,742,172)  (1,017,294)  $(13,367,715)
                          ===================================================
CLASS R
-----------------------------------------------------------------------------
Sold                        20,910   $   324,902      256,421   $  3,470,964
Redeemed                    (7,280)  $  (111,806)  (2,018,994)  $(28,492,600)
                          ---------------------------------------------------
Net Increase (Decrease)     13,630   $   213,096   (1,762,573)  $(25,021,636)
                          ===================================================
CLASS T
-----------------------------------------------------------------------------
Sold                             7   $        95            8   $        100
Redeemed                        (6)  $       (88)      (2,190)  $    (26,382)
                          ---------------------------------------------------
Net Increase (Decrease)          1   $         7       (2,182)  $    (26,282)
                          ===================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $37,770,013 and $41,435,748, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2006, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2006 Founders Asset Management LLC. 8/06

                                                                      0373SA0606

DREYFUS FOUNDERS
BALANCED FUND

SEMIANNUAL REPORT June 30, 2006

[Dreyfus LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           18
Statement of Operations                                                       20
Statements of Changes in Net Assets                                           21
Financial Highlights                                                          22
Notes to Financial Statements                                                 28

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

RISING RATES HEIGHTENED CONCERNS

The economic environment during the first six months of 2006 was characterized by high energy prices, a Federal Reserve that continued its monetary tightening campaign and a stock market that moved higher until May, when it began a correction that lasted through the end of June, on the back of investor concern over the inflation outlook.

     The bond market experienced six consecutive months of negative price returns during the first half of 2006, the longest period of negative price performance since 1978.(1) The yield curve continued to shift higher, and flattened during the period as a result of four Federal Reserve rate hikes. Credit spreads generally widened, with the majority of spread deterioration occurring during the second quarter of the year. The Agency sector supplied the best performance of the primary fixed income classes during the period, dropping 0.03%. The fixed-rate mortgage sector lost 0.06% and the U.S. Treasury and investment-grade corporate-bond sectors fell 1.29% and 1.56%, respectively.

     For the six-month period ended June 30, 2006, Dreyfus Founders Balanced Fund underperformed the 2.71% return of its benchmark, the Standard and Poor's 500 Index.

 "OUR INVESTMENT APPROACH IN CHOOSING STOCKS FOR INCLUSION IN THE FUND REMAINED
                                  CONSISTENT."

STRONG STOCK SELECTION AIDED PERFORMANCE

The Fund's performance during the period was helped by strong stock picking across several sectors. Our investment approach in choosing these stocks

----------
(1)  Merrill Lynch & Company, Inc.

for inclusion in the Fund remained consistent: we relied on our bottom-up, fundamental process to seek out stocks that have high growth potential at a valuation that is attractive.

SECTORS BENEFITING THE FUND
Information Technology
Consumer Discretionary
Consumer Staples

     This investment philosophy specifically benefited Fund performance in the information technology (IT), consumer staples and consumer discretionary sectors. A slight underweight in the consumer staples sector also aided the Fund's relative return. Information technology stocks saw mixed performance during the period, as some companies saw stock price increases, while others performed poorly. One notable strong performance came from HEWLETT-PACKARD COMPANY. Hewlett-Packard saw much improved execution under its new chief executive officer, Mark Hurd. The company posted solid top-line growth while demonstrating excellent cost control, resulting in better-than-expected earnings growth.

     Best Buy Company, Inc., the leading U.S. retailer of consumer electronics and a Fund holding in the consumer discretionary sector, benefited from strong consumer spending on a variety of products, particularly HDTVs, MP3 players and digital video and photography equipment. COMCAST CORPORATION was another strong performer for the Fund in this sector. A national provider of cable TV, high-speed internet and voice-over-Internet-protocol (VoIP) services, Comcast experienced strong demand for its products, particularly its ability to sell a bundled package of multiple services. Investors found the value proposition to be compelling and the company's share price increased. KOHL'S CORPORATION experienced improved revenue and earnings growth trends driven by improved sales as the department store industry has seen a reduction in capacity.

     Although the industrials sector did not produce a positive effect overall for the Fund's relative performance, select stocks such as CONTINENTAL AIRLINES, INC. outperformed in this sector. Late in 2005, the airline industry experienced a wave of extreme capacity rationalization. This resulted in a significant reduction in supply, which in turn created strong pricing trends for the entire industry.

     Telecommunications services holding Amdocs, Inc. provided the largest positive contribution to the Fund's performance of any stock for the period. A provider of billing software and services for both wireline and wireless providers, Amdocs secured a business win when Sprint announced it would use Amdocs' products company-wide, which is expected to add nearly $300 million in revenues over the next two to three years. Additionally, Amdocs signed numerous deals in Europe and Russia.

HEALTH CARE AND ENERGY DRAINED PERFORMANCE

Health care stocks performed poorly both in the Fund and in the Index. A variety of factors led to this result, including fading pricing power in the HMO industry, slowing volume growth and tough pricing in the medical-device industry. In addition, branded drug companies suffered due to competition from generic drug manufacturers. Finally, some healthcare companies suffered from Securities and Exchange Commission (SEC) investigations related to option-granting practices. Two of the worst-performing stocks for the Fund during the period came from the health care sector, BOSTON SCIENTIFIC CORPORATION and MGI Pharma, Inc. Boston Scientific acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defribrillators
(ICDs), slackened, impacting a number of companies within the industry.

     High energy prices created strong demand for oil- and gas-service providers during the period; however, the Fund's relative underexposure to, and weak stock selection in, the energy sector detracted from relative performance.

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. GENERAL ELECTRIC COMPANY (GE)    3.51%
 2. MICROSOFT CORPORATION (MSFT)     3.27%
 3. GOOGLE, INC. CLASS A (GOOG)      2.63%
 4. EXXONMOBIL CORPORATION (XOM)     2.11%
 5. CISCO SYSTEMS, INC. (CSCO)       2.09%
 6. WYETH (WYE)                      1.87%
 7. PROCTER & GAMBLE COMPANY (PG)    1.78%
 8. ADOBE SYSTEMS, INC. (ADBE)       1.78%
 9. SCHLUMBERGER LIMITED (SLB)       1.75%
10. COLGATE-PALMOLIVE COMPANY (CL)   1.74%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

               DREYFUS
               FOUNDERS
               BALANCED     S&P 500   LIPPER BALANCED
             FUND-CLASS F    INDEX       FUND INDEX
             ------------   -------   ---------------
 6/28/1996      $10,000     $10,000       $10,000
 6/30/1997      $11,880     $13,470       $12,046
 6/30/1998      $13,699     $17,533       $14,243
 6/30/1999      $14,421     $21,523       $15,887
 6/30/2000      $14,044     $23,083       $16,594
 6/29/2001      $11,999     $19,659       $16,422
 6/28/2002      $10,022     $16,123       $15,181
 6/30/2003      $10,224     $16,164       $15,710
 6/30/2004      $11,094     $19,252       $17,696
 6/30/2005      $11,870     $20,470       $18,955
 6/30/2006      $12,420     $22,236       $20,289

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/96 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This Index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1       5       10         SINCE
CLASS (INCEPTION DATE)        DATE+     YEAR   YEARS   YEARS      INCEPTION
---------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (5.13%)   (1.60%) (0.85%)   --        (2.90%)
Without sales charge          0.61%     4.44%   0.33%    --        (2.01%)
B SHARES (12/31/99)
With redemption*             (3.84%)   (0.48%) (0.79%)   --        (2.75%)
Without redemption            0.16%     3.52%  (0.39%)   --        (2.75%)
C SHARES (12/31/99)
With redemption**            (0.74%)    2.55%  (0.69%)   --        (3.05%)
Without redemption            0.26%     3.55%  (0.69%)   --        (3.05%)
F SHARES (2/19/63)            0.69%     4.63%   0.69%  2.19%         N/A
R SHARES (12/31/99)           0.80%     4.87%   0.33%    --        (1.97%)
T SHARES (12/31/99)
With sales charge (4.50%)    (4.06%)   (0.46%) (0.39%)   --        (2.64%)
Without sales charge          0.52%     4.21%   0.52%    --        (1.96%)

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

SECTORS DETRACTING FROM THE FUND

Health Care
Energy
Telecommunication Services

INDIVIDUAL ISSUES BURDENED RELATIVE RETURN

As mentioned above, although the IT sector was the strongest performing sector for the Fund during the period, select IT names negatively impacted the Fund's relative return, due to company-specific factors and not the broader health of the industry. ADOBE SYSTEMS, INC. began upgrading the majority of its software products, from Acrobat Reader to the company's Creative Suite. As consumers awaited the launch of these upgraded products, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION announced that the launch of its new operating system, Windows Vista, and the latest update to its office suite would be delayed until early 2007; investors had been expecting the launches during the fall of 2006. In addition, the company also indicated that spending levels for 2006 would be elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for earnings growth.

PORTFOLIO COMPOSITION OF NET ASSETS

                                     [CHART]

Information Technology       18.11%
Consumer Staples              8.03%
Health Care                   7.36%
Consumer Discretionary        6.19%
Financials                    5.70%
Industrials                   5.35%
Energy                        2.44%
Materials                     0.90%
Telecommunication Services    0.30%
Other                         2.67%
Fixed-Income Investments     36.88%
Cash & Equivalents            6.07%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Consumer discretionary issue Advance Auto Parts, Inc. was negatively impacted during the period by slowing customer traffic. In late June, the company announced that high gasoline prices, high interest rates and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

FIXED-INCOME PERFORMANCE

In the fixed-income portion of the Fund, some investments were reallocated from the five- to 10-year maturity range, primarily into the three- to five-year sector, but also into the 10-year and longer maturity range to take advantage of opportunities in the shorter and longer ranges of the yield curve.

     The Fund's heavy weighting in Agency bonds during the period helped relative performance, as Agencies boasted the best returns of the main fixed-income asset classes. The Fund was significantly underweight in the mortgage market, which performed better than both Treasuries and corporate bonds, while maintaining overweight positions in the latter two categories. Finally, a cushion to negative market movements was provided by the Fund's cash balance, as well as the Fund's position in shorter-duration issues versus the benchmark; longer-duration securities suffered greater losses than shorter-dated maturities during the period.

     As we head into the second half of 2006, we will be adding an additional member to the Fund's management team. Effective August 1, 2006, Catherine Powers, CFA will assume portfolio management responsibilities for the fixed-income portion of the Fund. I will continue to manage the equity portion of the Fund, seeking to pick stocks one at time based on the management team's assessment of each security's respective growth prospects.


/s/ John B. Jares
------------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                  BEGINNING         ENDING        EXPENSES PAID
                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                   (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
--------------------------------------------------------------------------------
CLASS A ACTUAL                    $1,000.00       $1,006.10          $ 7.91
CLASS A HYPOTHETICAL               1,000.00        1,016.81            7.98
CLASS B ACTUAL                     1,000.00        1,001.60           12.90
CLASS B HYPOTHETICAL               1,000.00        1,011.74           13.05
CLASS C ACTUAL                     1,000.00        1,002.60           12.66
CLASS C HYPOTHETICAL               1,000.00        1,011.99           12.80
CLASS F ACTUAL                     1,000.00        1,006.90            7.12
CLASS F HYPOTHETICAL               1,000.00        1,017.62            7.18
CLASS R ACTUAL                     1,000.00        1,008.00            6.12
CLASS R HYPOTHETICAL               1,000.00        1,018.62            6.18
CLASS T ACTUAL                     1,000.00        1,005.20            9.15
CLASS T HYPOTHETICAL               1,000.00        1,015.56            9.24

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.59%
CLASS B       2.60%
CLASS C       2.55%
CLASS F       1.43%
CLASS R       1.23%
CLASS T       1.84%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--55.3%
AIRLINES--0.9%
    8,000   AMR Corporation*                                          $  203,352
    7,300   Continental Airlines, Inc. Class B*                          217,533
    3,100   US Airways Group, Inc.*                                      156,674
                                                                      ----------
                                                                         577,559
                                                                      ----------
APPLICATION SOFTWARE--0.8%
    5,100   Autodesk, Inc.*                                              175,746
   23,200   BEA Systems, Inc.*                                           303,688
                                                                      ----------
                                                                         479,434
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
    3,800   State Street Corporation                                     220,742
                                                                      ----------
BIOTECHNOLOGY--1.1%
    5,400   Amgen, Inc.*                                                 352,242
    2,900   Genzyme Corporation*                                         177,045
    6,300   MedImmune, Inc.*                                             170,730
                                                                      ----------
                                                                         700,017
                                                                      ----------
BROADCASTING & CABLE TV--0.6%
   11,600   Comcast Corporation Special Class A*                         380,248
                                                                      ----------
CASINOS & GAMING--0.4%
    3,300   Harrah's Entertainment, Inc.                                 234,894
                                                                      ----------
COMMUNICATIONS EQUIPMENT--2.3%
   42,700   Cisco Systems, Inc.*                                         833,931
   23,000   Motorola, Inc.                                               463,450
    4,400   QUALCOMM, Inc.                                               176,308
                                                                      ----------
                                                                       1,473,689
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL--0.8%
    9,250   Best Buy Company, Inc.                                       507,270
                                                                      ----------
COMPUTER HARDWARE--2.6%
    7,300   Apple Computer, Inc.*                                        416,976
    7,900   Dell, Inc.*                                                  192,839
    8,900   Diebold, Inc.                                                361,518
   20,300   Hewlett-Packard Company                                      643,104
                                                                      ----------
                                                                       1,614,437
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--0.9%
   24,200   Seagate Technology*                                          547,888
                                                                      ----------
CONSUMER ELECTRONICS--0.3%
    2,200   Harman International Industries, Inc.                        187,814
                                                                      ----------
CONSUMER FINANCE--0.5%
    5,800   SLM Corporation                                              306,936
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
    6,800   Automatic Data Processing, Inc.                              308,380
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--1.5%
   14,200   Federated Department Stores, Inc.                         $  519,720
    5,600   J.C. Penney Company, Inc.                                    378,056
    1,800   Kohl's Corporation*                                          106,416
                                                                      ----------
                                                                       1,004,192
                                                                      ----------
DIVERSIFIED CHEMICALS--0.5%
    6,800   E.I. du Pont de Nemours and Company                          282,880
                                                                      ----------
DRUG RETAIL--1.0%
   13,600   Walgreen Company                                             609,824
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
    8,200   Emerson Electric Company                                     687,242
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
    5,200   Agilent Technologies, Inc.*                                  164,112
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
    6,500   Waste Management, Inc.                                       233,220
                                                                      ----------
EXCHANGE TRADED FUNDS--2.7%
    9,950   iShares Russell 1000 Growth Index Fund                       501,978
   13,900   Nasdaq 100 Index Tracking Stock                              538,764
    5,050   SPDR Trust Series 1                                          641,906
                                                                      ----------
                                                                       1,682,648
                                                                      ----------
FOOD DISTRIBUTORS--0.8%
   16,200   Sysco Corporation                                            495,072
                                                                      ----------
FOOD RETAIL--1.0%
   23,000   Safeway, Inc.                                                598,000
                                                                      ----------
GENERAL MERCHANDISE STORES--0.7%
   18,300   Family Dollar Stores, Inc.                                   447,069
                                                                      ----------
HEALTHCARE EQUIPMENT--1.6%
    3,600   Beckman Coulter, Inc.                                        199,980
   19,000   Boston Scientific Corporation*                               319,960
    1,700   Intuitive Surgical, Inc.*                                    200,549
    5,800   Medtronic, Inc.                                              272,136
                                                                      ----------
                                                                         992,625
                                                                      ----------
HEALTHCARE SERVICES--0.7%
    7,300   Medco Health Solutions, Inc.*                                418,144
                                                                      ----------
HEALTHCARE SUPPLIES--0.7%
    8,100   Advanced Medical Optics, Inc.*                               410,670
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--0.4%
    6,000   Electronic Arts, Inc.*                                       258,240
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.4%
    7,600   Home Depot, Inc.                                             272,004
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.3%
    5,300   Marriott International, Inc. Class A                         202,036
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.1%
   11,550   Colgate-Palmolive Company                                 $  691,845
   12,735   Procter & Gamble Company                                     708,066
                                                                      ----------
                                                                       1,399,911
                                                                      ----------
HYPERMARKETS & SUPER CENTERS--0.5%
    6,600   Wal-Mart Stores, Inc.                                        317,922
                                                                      ----------
INDUSTRIAL CONGLOMERATES--2.2%
   42,400   General Electric Company                                   1,397,504
                                                                      ----------
INTEGRATED OIL & GAS--1.3%
   13,700   ExxonMobil Corporation                                       840,495
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
    9,600   Sprint Nextel Corporation                                    191,904
                                                                      ----------
INTERNET RETAIL--0.2%
    3,800   eBay, Inc.*                                                  111,302
                                                                      ----------
INTERNET SOFTWARE & SERVICES--2.4%
    2,500   Google, Inc. Class A*                                      1,048,325
   15,900   Yahoo!, Inc.*                                                524,700
                                                                      ----------
                                                                       1,573,025
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--2.4%
   38,400   Charles Schwab Corporation                                   613,632
    3,200   Goldman Sachs Group, Inc.                                    481,376
    4,500   Morgan Stanley                                               284,445
   11,000   TD Ameritrade Holding Corporation                            162,910
                                                                      ----------
                                                                       1,542,363
                                                                      ----------
IT CONSULTING & OTHER SERVICES--0.3%
    6,700   Accenture Limited Class A                                    189,744
                                                                      ----------
MOVIES & ENTERTAINMENT--0.6%
   12,430   Walt Disney Company                                          372,900
                                                                      ----------
MULTI-LINE INSURANCE--0.9%
    3,500   American International Group, Inc.                           206,675
    8,000   Assurant, Inc.                                               387,200
                                                                      ----------
                                                                         593,875
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
   10,700   Schlumberger Limited                                         696,677
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
   12,000   JPMorgan Chase & Company                                     504,000
                                                                      ----------
PERSONAL PRODUCTS--1.3%
   12,900   Avon Products, Inc.                                          399,900
   10,700   Estee Lauder Companies, Inc. Class A                         413,769
                                                                      ----------
                                                                         813,669
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
   10,400   Johnson & Johnson                                        $   623,168
   16,100   Pfizer, Inc.                                                 377,867
   19,700   Schering-Plough Corporation                                  374,891
   16,800   Wyeth                                                        746,088
                                                                     -----------
                                                                       2,122,014
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--0.7%
    7,900   Allstate Corporation                                         432,367
                                                                     -----------
RAILROADS--0.4%
    3,000   Union Pacific Corporation                                    278,880
                                                                     -----------
SEMICONDUCTORS--2.5%
    5,000   Broadcom Corporation*                                        150,250
    5,700   Freescale Semiconductor, Inc. Class B*                       167,580
   16,700   Intel Corporation                                            316,465
   14,500   Linear Technology Corporation                                485,605
    9,100   Maxim Integrated Products, Inc.                              292,201
    6,500   Texas Instruments, Inc.                                      196,885
                                                                     -----------
                                                                       1,608,986
                                                                     -----------
SOFT DRINKS--0.9%
    9,000   PepsiCo, Inc.                                                540,360
                                                                     -----------
SPECIALTY STORES--0.3%
    2,100   AutoZone, Inc.*                                              185,220
                                                                     -----------
STEEL--0.5%
    5,200   Nucor Corporation                                            282,100
                                                                     -----------
SYSTEMS SOFTWARE--4.0%
   23,300   Adobe Systems, Inc.*                                         707,388
   55,900   Microsoft Corporation                                      1,302,470
   26,900   Oracle Corporation*                                          389,781
    9,500   Symantec Corporation*                                        147,630
                                                                     -----------
                                                                       2,547,269
                                                                     -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$34,228,468)                                                   34,839,773
                                                                     -----------
COMMON STOCKS (FOREIGN)--1.9%
AEROSPACE & DEFENSE--0.3%
    5,525   Empresa Brasileira de Aeronautica SA Sponsored ADR (BR)      201,497
                                                                     -----------
APPLICATION SOFTWARE--0.3%
    3,075   SAP AG Sponsored ADR (GE)                                    161,499
                                                                     -----------
PACKAGED FOODS & MEATS--0.5%
    7,500   Cadbury Schweppes Sponsored ADR (UK)                         291,150
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.8%
   25,675   ASM Lithography Holding NV NY Shares (NE)*                   519,149
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$1,087,016)                                                     1,173,295
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--10.1%
AUTOMOBILE MANUFACTURERS--1.5%
$1,000,000   Toyota Motor Credit Corporation
             5.65% 1/15/07                                            $1,000,130
                                                                      ----------
DIVERSIFIED BANKS--2.6%
 1,540,000   Washington Mutual, Inc.
             8.25% 4/1/10                                              1,651,296
                                                                      ----------
GENERAL MERCHANDISE STORES--1.2%
   750,000   Target Corporation
             5.875% 3/1/12                                               757,763
                                                                      ----------
HOUSEHOLD PRODUCTS--2.4%
 1,500,000   Colgate-Palmolive Company
             5.98% 4/25/12                                             1,524,180
                                                                      ----------
PHARMACEUTICALS--2.4%
 1,500,000   Abbott Laboratories
             5.625% 7/1/06                                             1,500,000
                                                                      ----------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$6,421,086)                                                     6,433,369
                                                                      ----------
U.S. GOVERNMENT SECURITIES--26.6%
AGENCY PASS THROUGH--2.0%
 1,208,698   U.S. Small Business Administration Series 10-A
             6.64% 2/1/11                                              1,238,830
                                                                      ----------
GOVERNMENT SPONSORED ENTERPRISES--12.3%
             Federal Farm Credit Bank:
 1,040,000   4.26% 9/30/10                                               992,670
   700,000   4.70% 12/10/14                                              661,724
   800,000   Federal Home Loan Bank
             4.50% 11/15/12                                              757,312
             Federal Home Loan Morgage Corporation:
 1,000,000   4.125% 7/12/10                                              951,280
   900,000   5.125% 7/15/12                                              882,810
 1,000,000   5.75% 3/15/09                                             1,007,700
   800,000   Federal National Mortgage Association
             5.375% 11/15/11                                             796,312
             Tennessee Valley Authority:
   900,000   5.375% 11/13/08                                             898,209
   800,000   5.625% 1/18/11                                              802,040
                                                                      ----------
                                                                       7,750,057
                                                                      ----------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.5%
 1,024,243   Government National Mortgage Association
             6.00% 1/15/33 Pool #563709                                1,017,401
                                                                      ----------
U.S. TREASURY BONDS--1.4%
   800,000   U.S. Treasury Bond
             6.25% 8/15/23                                               882,312
                                                                      ----------

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--9.4%
             U.S. Treasury Note:
$1,000,000   4.375% 8/15/12                                          $   961,950
   700,000   4.75% 11/15/08                                              693,742
 1,000,000   4.75% 5/15/14                                               975,510
   800,000   5.00% 2/15/11                                               798,032
   900,000   5.00% 8/15/11                                               897,291
   700,000   5.625% 5/15/08                                              705,523
   900,000   5.75% 8/15/10                                               922,113
                                                                     -----------
                                                                       5,954,161
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST--$17,319,684)                                                   16,842,761
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--2.9%
$1,800,000   TVA Discount Note
             5.03% 7/3/06                                            $ 1,799,497
                                                                     -----------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$1,799,497)                                                     1,799,497
                                                                     -----------
CORPORATE SHORT-TERM NOTES--3.0%
PHARMACEUTICALS--3.0%
 1,900,000   Novartis Finance Corporation
             5.25% 7/6/06~                                             1,898,615
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,898,615)                                           1,898,615
                                                                     -----------
TOTAL INVESTMENTS--99.8%
(TOTAL COST--$62,754,366)                                             62,987,310
OTHER ASSETS AND LIABILITIES--0.2%                                       131,960
                                                                     -----------
NET ASSETS--100.0%                                                   $63,119,270
                                                                     ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $1,898,615, OR 3.0%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BR - BRAZIL
     GE - GERMANY
     NE - NETHERLANDS
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                    $  62,754,366
                                                                  -------------
Investment securities, at market                                     62,987,310
Cash                                                                    147,262
Receivables:
   Investment securities sold                                           893,345
   Capital shares sold                                                   19,278
   Dividends and interest                                               391,434
Other assets                                                             69,602
                                                                  -------------
Total Assets                                                         64,508,231
                                                                  -------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      985,935
   Capital shares redeemed                                              189,852
   Advisory fees                                                         33,883
   Shareholder servicing fees                                             4,480
   Accounting fees                                                        3,128
   Distribution fees                                                     24,178
   Transfer agency fees                                                  16,858
   Custodian fees                                                           265
   Directors' deferred compensation                                      69,602
   Other                                                                 60,780
                                                                  -------------
Total Liabilities                                                     1,388,961
                                                                  -------------
Net Assets                                                        $  63,119,270
                                                                  =============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 243,823,392
Undistributed net investment income                                     675,152
Accumulated net realized loss from security transactions           (181,612,218)
Net unrealized appreciation on investments                              232,944
                                                                  -------------
Total                                                             $  63,119,270
                                                                  =============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,798,979
Shares Outstanding                                                       209,667
Net Asset Value, Redemption Price Per Share                          $      8.58
Maximum offering price per share (net asset value  plus sales
   charge of 5.75% of offering price)                                $      9.10

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $   680,844
Shares Outstanding                                                        80,039
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $      8.51

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   168,999
Shares Outstanding                                                        20,200
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $      8.37

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $60,365,859
Shares Outstanding                                                     7,026,762
Net Asset Value, Offering and Redemption Price Per Share             $      8.59

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $    52,339
Shares Outstanding                                                         6,115
Net Asset Value, Offering and Redemption Price Per Share             $      8.56

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $    52,250
Shares Outstanding                                                         5,931
Net Asset Value, Redemption Price Per Share                          $      8.81
Maximum offering price per share (net asset value  plus sales
   charge of 4.50% of offering price)                                $      9.23

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                           $   278,232
Interest                                                                664,613
Foreign taxes withheld                                                     (954)
                                                                    -----------
Total Investment Income                                                 941,891
                                                                    -----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   220,008
Shareholder servicing fees--Note 2                                       28,404
Accounting fees--Note 2                                                  20,309
Distribution fees--Note 2                                                84,854
Transfer agency fees--Note 2                                             46,447
Registration fees                                                        31,255
Postage and mailing expenses                                              4,275
Custodian fees and expenses--Note 2                                       3,047
Printing expenses                                                        22,925
Legal and audit fees                                                     14,735
Directors' fees and expenses--Note 2                                      9,160
Other expenses                                                           10,999
                                                                    -----------
   Total Expenses                                                       496,418
   Earnings Credits                                                      (2,658)
   Reimbursed/Waived Expenses                                              (402)
   Expense Offset to Broker Commissions                                  (1,960)
                                                                    -----------
   Net Expenses                                                         491,398
                                                                    -----------
Net Investment Income                                                   450,493
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                            2,855,657
Net Change in Unrealized Appreciation/Depreciation of Investments    (2,636,454)
                                                                    -----------
Net Realized and Unrealized Gain                                        219,203
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $   669,696
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                            SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                    JUNE 30, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Net Investment Income                         $    450,493       $    929,198
Net Realized Gain on Security and Foreign
   Currency Transactions                         2,855,657         10,647,924
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments and Foreign Currency
   Translation                                  (2,636,454)        (9,571,705)
                                              ------------       ------------
Net Increase in Net Assets Resulting
   from Operations                                 669,696          2,005,417
                                              ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From Net Investment Income
   Class A                                         (11,123)           (16,241)
   Class B                                            (334)            (1,226)
   Class C                                            (248)              (165)
   Class F                                        (433,697)          (925,766)
   Class R                                            (427)              (776)
   Class T                                            (265)              (240)
                                              ------------       ------------
Net Decrease from Dividends and
   Distributions                                  (446,094)          (944,414)
                                              ------------       ------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                          38,009             52,147
   Class B                                        (374,877)          (587,816)
   Class C                                         (20,227)           (77,456)
   Class F                                      (8,779,236)       (21,792,363)
   Class R                                          (1,573)            (5,724)
   Class T                                          18,279               (856)
                                              ------------       ------------
Net Decrease from Capital Share
   Transactions                                 (9,119,625)       (22,412,068)
                                              ------------       ------------
Net Decrease in Net Assets                      (8,896,023)       (21,351,065)
                                              ------------       ------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of Period                           $ 72,015,293       $ 93,366,358
                                              ------------       ------------
End of Period                                 $ 63,119,270       $ 72,015,293
                                              ============       ============
Undistributed Net Investment Income           $    675,152       $    670,753

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                SIX MONTHS                 YEAR ENDED
                                              ENDED JUNE 30,              DECEMBER 31,
                                                   2006         2005     2004     2003      2002
                                              --------------   ----------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 8.58       $ 8.45   $ 7.88   $ 6.68   $  8.18
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               0.05         0.08     0.08     0.05      0.05
Net realized and unrealized gains
   (losses) on securities                           0.00         0.13     0.57     1.20     (1.51)
                                              ---------------------------------------------------
Total from investment operations                    0.05         0.21     0.65     1.25     (1.46)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                         (0.05)       (0.08)   (0.08)   (0.05)    (0.04)
From net realized gains                             0.00         0.00     0.00     0.00      0.00
                                              ---------------------------------------------------
Total distributions                                (0.05)       (0.08)   (0.08)   (0.05)    (0.04)
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 8.58       $ 8.58   $ 8.45   $ 7.88   $  6.68
                                              ===================================================

TOTAL RETURN(a)                                     0.61%        2.51%    8.31%   18.81%   (17.85%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,799       $1,760   $1,682   $1,572   $ 1,243
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)         1.60%        1.69%    1.49%    1.83%     1.89%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.59%        1.66%    1.48%    1.83%     1.89%
Net investment income                               1.21%        0.90%    0.96%    0.63%     0.56%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           171%         181%     134%     108%      122%

(a.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                  YEAR ENDED
                                              ENDED JUNE 30,               DECEMBER 31,
                                                   2006         2005       2004     2003     2002
                                              --------------   ------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $8.50         $ 8.37     $ 7.80   $ 6.63   $  8.11
---------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.01(a)        0.01(a)    0.01     0.01     (0.01)
Net realized and unrealized gains (losses)
   on securities                                  0.00           0.13       0.58     1.17     (1.47)
                                              -----------------------------------------------------
Total from investment operations                  0.01           0.14       0.59     1.18     (1.48)
---------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00(b)       (0.01)     (0.02)   (0.01)     0.00(b)
From net realized gains                           0.00           0.00       0.00     0.00      0.00
                                              -----------------------------------------------------
Total distributions                               0.00          (0.01)     (0.02)   (0.01)     0.00
---------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $8.51         $ 8.50     $ 8.37   $ 7.80   $  6.63
                                              =====================================================
TOTAL RETURN(c)                                   0.16%          1.66%      7.63%   17.76%   (18.21%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $ 681         $1,053     $1,625   $1,647   $ 1,181
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(d)       2.61%          2.47%      2.21%    2.53%     2.54%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  2.60%          2.45%      2.21%    2.53%     2.54%
Net investment income (loss)                      0.17%          0.08%      0.23%   (0.08%)   (0.10%)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                         171%           181%       134%     108%      122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2002 AND FOR THE PERIOD ENDED JUNE 30, 2006, AGGREGATED LESS THAN $.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                      YEAR ENDED
                                              ENDED JUNE 30,                   DECEMBER 31,
                                                   2006         2005         2004        2003        2002
                                              --------------   -------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 8.36        $ 8.24        $ 7.69     $ 6.54     $  8.04
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       0.01(a)       0.00(a, b)    0.01(a)   (0.01)      (0.17)
Net realized and unrealized gains (losses)
   on securities                                   0.01          0.13          0.56       1.16       (1.33)
                                              ------------------------------------------------------------
Total from investment operations                   0.02          0.13          0.57       1.15       (1.50)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        (0.01)        (0.01)        (0.02)      0.00(c)     0.00
From net realized gains                            0.00          0.00          0.00       0.00        0.00
                                              ------------------------------------------------------------
Total distributions                               (0.01)        (0.01)        (0.02)      0.00        0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 8.37        $ 8.36        $ 8.24     $ 7.69     $  6.54
                                              ============================================================
TOTAL RETURN(d)                                    0.26%         1.54%         7.42%     17.59%     (18.66%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $  169        $  189        $  264     $  295     $   248
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(e)        2.56%         2.54%         2.35%      2.69%       3.48%
Expenses with reimbursements, earnings
   credits and brokerage offsets                   2.55%         2.51%         2.34%      2.69%       3.48%
Net investment income (loss)                       0.24%         0.02%         0.08%     (0.17%)     (1.05%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          171%          181%          134%       108%        122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2005 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(d.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(e.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(f.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004      2003       2002
                                              ----------   ---------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period           $  8.59     $  8.46   $  7.88   $   6.69   $   8.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                             0.05        0.09      0.08       0.06       0.07
Net realized and unrealized gains
   (losses) on securities                         0.01        0.14      0.59       1.20      (1.50)
                                              ----------------------------------------------------
Total from investment operations                  0.06        0.23      0.67       1.26      (1.43)
--------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       (0.06)      (0.10)    (0.09)     (0.07)     (0.08)
From net realized gains                           0.00        0.00      0.00       0.00       0.00
                                              ----------------------------------------------------
Total distributions                              (0.06)      (0.10)    (0.09)     (0.07)     (0.08)
--------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $  8.59     $  8.59   $  8.46   $   7.88   $   6.69
                                              ====================================================

TOTAL RETURN                                      0.69%       2.75%     8.58%     18.96%    (17.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $60,366     $68,926   $89,701   $119,835   $130,314
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(a)       1.44%       1.43%     1.34%      1.54%      1.43%
Expenses with reimbursements,
   earnings credits and brokerage offsets         1.43%       1.40%     1.33%      1.54%      1.42%
Net investment income                             1.35%       1.14%     1.08%      0.93%      0.99%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(b)                         171%        181%      134%       108%       122%

(a.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(b.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004     2003      2002
                                              ----------   ------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period            $ 8.56     $ 8.43    $ 7.86    $ 6.68   $  8.18
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                      0.07       0.11      0.09      0.16     (0.16)
Net realized and unrealized gains
   (losses) on securities                         0.00       0.14      0.58      1.05     (1.34)
                                              -------------------------------------------------
Total from investment operations                  0.07       0.25      0.67      1.21     (1.50)
-----------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       (0.07)     (0.12)    (0.10)    (0.03)     0.00
From net realized gains                           0.00       0.00      0.00      0.00      0.00
                                              -------------------------------------------------
Total distributions                              (0.07)     (0.12)    (0.10)    (0.03)     0.00
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $ 8.56     $ 8.56    $ 8.43    $ 7.86   $  6.68
                                              =================================================

TOTAL RETURN                                      0.80%      3.01%     8.63%    18.12%   (18.34%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $   52     $   54    $   59    $   72   $    11
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(a)       1.24%      1.19%     1.21%     2.37%     4.24%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  1.23%      1.17%     1.21%     2.37%     4.24%
Net investment income (loss)                      1.56%      1.38%     1.21%     0.01%    (1.77%)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(b)                         171%       181%      134%      108%      122%

(a.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.40% (2006), 1.36% (2005), 1.35% (2004), 2.62%
     (2003) AND 19.52% (2002).

(b.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED                   YEAR ENDED
                                               JUNE 30,                 DECEMBER 31,
                                                 2006        2005      2004      2003       2002
                                              ----------   --------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period           $ 8.81      $ 8.68    $ 8.09    $ 6.88     $  8.17
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                     0.04(a)     0.05      0.03      0.21       (0.37)
Net realized and unrealized gains
   (losses) on securities                        0.01        0.14      0.62      1.00       (0.92)
                                              ---------------------------------------------------
Total from investment operations                 0.05        0.19      0.65      1.21       (1.29)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      (0.05)      (0.06)    (0.06)     0.00(b)     0.00
From net realized gains                          0.00        0.00      0.00      0.00        0.00
                                              ---------------------------------------------------
Total distributions                             (0.05)      (0.06)    (0.06)     0.00        0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $ 8.81      $ 8.81    $ 8.68    $ 8.09     $  6.88
                                              ===================================================

TOTAL RETURN(c)                                  0.52%       2.21%     8.01%    17.65%     (15.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)               $   52      $   35    $   35    $   36     $    13
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(d)      1.86%       1.89%     1.77%     2.73%       2.60%
Expenses with reimbursements,
   earnings credits and brokerage offsets        1.84%       1.87%     1.77%     2.73%       2.59%
Net investment income (loss)                     0.96%       0.69%     0.66%    (0.29%)     (0.31%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                        171%        181%      134%      108%        122%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31,
     2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2006), 2.15% (2005), 2.02% (2004), 3.18%
     (2003) AND 14.63% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) quarterly and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $24,770 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $9,380 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $13.45 to $13.88, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                      TRANSFER
                                    AGENCY FEES
                          ---------------------
                          Class A      $2,375
                          ---------------------
                          Class B      $2,248
                          ---------------------
                          Class C      $  435
                          ---------------------
                          Class R      $   85
                          ---------------------
                          Class T      $  104
                          ---------------------

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2007, and will not be terminated without prior notification to the Company's board of directors. For the period ended June 30, 2006, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $41 and $60, respectively.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $483 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $31,820 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $80,917 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                              DISTRIBUTION     SHAREHOLDER
                                  FEES       SERVICING FEES
                    ---------------------------------------
                    Class A         N/A          $2,284
                    ---------------------------------------
                    Class B      $3,192          $1,064
                    ---------------------------------------
                    Class C      $  689          $  230
                    ---------------------------------------
                    Class T      $   56          $   56
                    ---------------------------------------

During the period ended June 30, 2006, DSC retained $262 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $4,323 and $41 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $314, which reduced the amount paid to Mellon Bank to $2,733.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, paydowns and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

              EXPIRATION                                AMOUNT
              ---------------------------------------------------
              2008                                   $ 63,264,790
              ---------------------------------------------------
              2009                                   $ 49,289,530
              ---------------------------------------------------
              2010                                   $ 70,087,112
              ---------------------------------------------------
              2011                                   $  1,472,188
              ---------------------------------------------------
                                                     $184,113,620
                                                     ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Undistributed Ordinary Income           $   704,506
              ---------------------------------------------------
              Federal Tax Cost                        $62,941,894
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $ 1,936,396
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(1,890,980)
              ---------------------------------------------------
              Net Tax Appreciation                    $    45,416
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                              PERIOD ENDED                 YEAR ENDED
                                             JUNE 30, 2006              DECEMBER 31, 2005
                                          SHARES         AMOUNT       SHARES         AMOUNT
CLASS A
---------------------------------------------------------------------------------------------
Sold                                        38,521   $    335,510       57,061   $    480,146
Dividends or Distributions Reinvested        1,178   $     10,249        1,781   $     15,071
Redeemed                                   (35,176)  $   (307,750)     (52,764)  $   (443,070)
                                        -----------------------------------------------------
Net Increase                                 4,523   $     38,009        6,078   $     52,147
                                        =====================================================
CLASS B
---------------------------------------------------------------------------------------------
Sold                                        11,747   $    103,189       19,802   $    163,928
Dividends or Distributions Reinvested           29   $        254          109   $        919
Redeemed                                   (55,609)  $   (478,320)     (90,247)  $   (752,663)
                                        -----------------------------------------------------
Net Decrease                               (43,833)  $   (374,877)     (70,336)  $   (587,816)
                                        =====================================================
CLASS C
---------------------------------------------------------------------------------------------
Sold                                           822   $      7,028          536   $      4,356
Dividends or Distributions Reinvested           16   $        135           12   $         99
Redeemed                                    (3,177)  $    (27,390)     (10,020)  $    (81,911)
                                        -----------------------------------------------------
Net Decrease                                (2,339)  $    (20,227)      (9,472)  $    (77,456)
                                        =====================================================
CLASS F
---------------------------------------------------------------------------------------------
Sold                                       203,034   $  1,778,742      724,211   $  6,098,334
Dividends or Distributions Reinvested       48,076   $    419,050      106,167   $    897,919
Redeemed                                (1,250,133)  $(10,977,028)  (3,407,950)  $(28,788,616)
                                        -----------------------------------------------------
Net Decrease                              (999,023)  $ (8,779,236)  (2,577,572)  $(21,792,363)
                                        =====================================================
CLASS R
---------------------------------------------------------------------------------------------
Sold                                             0   $          0          288   $      2,500
Dividends or Distributions Reinvested           49   $        427           92   $        776
Redeemed                                      (225)  $     (2,000)      (1,074)  $     (9,000)
                                        -----------------------------------------------------
Net Decrease                                  (176)  $     (1,573)        (694)  $     (5,724)
                                        =====================================================
CLASS T
---------------------------------------------------------------------------------------------
Sold                                         1,996   $     18,199           11   $        100
Dividends or Distributions Reinvested           20   $        183           15   $        130
Redeemed                                       (12)  $       (103)        (127)  $     (1,086)
                                        -----------------------------------------------------
Net Increase (Decrease)                      2,004   $     18,279         (101)  $       (856)
                                        =====================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $45,164,624 and $57,621,280, respectively. Purchases and sales of long-term U.S. government obligations were $5,201,024 and $4,214,964, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

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For More Information

DREYFUS FOUNDERS
BALANCED FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0086SA0606

DREYFUS FOUNDERS
DISCOVERY FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 11
Statement of Investments                                                      13
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       19
Statements of Changes in Net Assets                                           20
Financial Highlights                                                          21
Notes to Financial Statements                                                 27

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

            NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF BRAD ORR]

[PHOTO OF JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRAD ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

ANTICIPATING THE FEDERAL RESERVE

The majority of domestic equity markets were up broadly during the six-month period ended June 30, 2006. The investing environment that permeated the last quarter of 2005 extended into the first quarter of 2006, as investors anticipated an end to the interest-rate tightening campaign by the Federal Reserve and economic expectations continued to be of low inflation and solid growth. Also, during the first quarter, growth stocks outperformed value, and small-capitalization stocks continued their reign over their large-cap counterparts. The markets continued their bet on the economy's ability to walk the fine line between solid growth yet not at a pace that would warrant continued interest rate increases.

     In the second quarter, as it became apparent that the Federal Reserve was focused on increasing the federal funds rate until its inflationary concerns abated, the equity markets began sliding. The outperformance of small-cap growth stocks began to fade. In addition, high commodity prices and continued political tension from various sources weighed heavily on the investing environment.

SMALL-CAP GROWTH STOCKS BEGIN TO UNDERPERFORM

For the period, small-cap stocks significantly outperformed large-cap stocks. The Russell 2000 Index rose 8.21%, outpacing the 2.71% gain in the Standard & Poor's 500 Index and the -0.93% decline of the Russell 1000 Growth Index. In the small-cap universe, growth stocks underperformed value stocks as the Russell 2000 Growth Index increased 6.07%, while the Russell 2000 Value Index rose 10.44%.(1)

----------
(1) The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The total return figures cited for these indexes assume change in share prices and reinvestment of of dividends, but do not reflect the costs of managing a mutual fund.

     For the six-month period, the Dreyfus Founders Discovery Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 6.07% for the same period.

PORTFOLIO COMPOSITION REMAINS THE SAME

Our investment approach in managing the Fund remained consistent during the period, with no major shifts in portfolio composition. We continued to employ a bottom-up, fundamental approach in seeking to uncover small-cap growth companies with the greatest growth potential.

INDUSTRIALS OUTPERFORMS DUE TO STRONG STOCK SELECTION

In small-cap investing, without dramatic differences in sector allocation between the Fund and the benchmark, relative performance usually comes down to stock selection. With this in mind, we continued to find compelling growth opportunities during the period in the industrials sector. Although valuations appeared to be high in many areas of the sector, the fundamental strength and upside potential justified the valuations and warranted investment in the sector. By the end of the period, this sector proved to be the Fund's strongest performer on a relative basis, with the majority of outperformance attributed to strong stock selection.

"IN SMALL-CAP INVESTING, WITHOUT DRAMATIC DIFFERENCES IN SECTOR ALLOCATION BETWEEN THE FUND AND THE BENCHMARK, RELATIVE PERFORMANCE USUALLY COMES DOWN TO STOCK SELECTION."

     Numerous industrials stocks produced notable performance. Among them were HUB GROUP, INC., Hughes Supply, Inc. and OLD DOMINION FREIGHT LINE, INC. Hub Group, a freight intermodal transportation and logistics services provider, posted results that were better than expected, and the company once again raised earnings guidance. Hub Group executed a number of internal growth and margin opportunities, outperforming the already solid intermodal transportation industry. Wholesale industrial and construction supply distributor, Hughes Supply, was acquired during the period by Home Depot, Inc., and Old Dominion Freight Line saw its valuation expand as the company continued to show strong organic growth and better-than-expected revenue and earnings results.

INDIVIDUAL ISSUES PERFORMED STRONGLY

Information technology issue Trident Microsystems, Inc., a manufacturer of integrated circuits for use in digital media applications, performed strongly as the company continued to take market share in the rapidly growing advanced TV market. Revenue and earnings for both the fourth quarter of 2005 and the first quarter of 2006 beat investors' expectations.

SECTOR BENEFITING THE FUND
Industrials

     Although the sector as a whole did not perform well, health care holding MGI PHARMA, INC. boosted the Fund's relative performance. In late 2005, MGI received a conditional approval for one of its drugs, Dacogen(TM), from which the stock took a negative hit. During the same timeframe, the company's key drug, Aloxi(R), showed signs of slowing prescriptions. Revenue and earnings expectations were lowered, further depressing the stock. However, in the first half of 2006, the company received final approval of Dacogen, and showed stability in Aloxi prescriptions. The stock, therefore, performed well during the period as a result of the improved fundamentals and good valuation.

     Energy stock SUPERIOR ENERGY SERVICES, INC., a leading provider of specialized oilfield services and equipment, experienced an uptick in business after hurricane disruption of oil-well operations and related services throughout the Gulf of Mexico dampened demand in the industry. In addition,

LARGEST EQUITY HOLDINGS (ticker symbol)

 1. RACKABLE SYSTEMS, INC. (RACK)      3.08%
 2. WMS INDUSTRIES, INC. (WMS)         2.80%
 3. EV3, INC. (EVW)                    2.78%
 4. MGI PHARMA, INC. (MOGN)            2.67%
 5. TRAMMELL CROW COMPANY (TCC)        2.62%
 6. AEROFLEX, INC. (ARXX)              2.46%
 7. NCI BUILDING SYSTEMS, INC. (NCS)   2.41%
 8. KFX, INC. (KFX)                    2.36%
 9. KNOLL, INC. (KNL)                  2.16%
10. HUB GROUP, INC. CLASS A (HUBG)     2.14%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

                DREYFUS
                FOUNDERS     RUSSELL 2000
                DISCOVERY       GROWTH
              FUND-CLASS F       INDEX
              ------------   ------------
 6/28/1996      $10,000        $10,000
 6/30/1997      $10,173        $10,460
 6/30/1998      $12,280        $11,840
 6/30/1999      $16,386        $12,823
 6/30/2000      $30,400        $16,463
 6/29/2001      $21,327        $12,621
 6/28/2002      $15,709        $ 9,465
 6/30/2003      $14,232        $ 9,530
 6/30/2004      $18,143        $12,537
 6/30/2005      $18,691        $13,074
 6/30/2006      $19,393        $14,981

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The total return figures cited for the Russell 2000 Growth Index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)        DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (4.35%)   (2.19%)  (3.04%)      --       (4.82%)
Without sales charge          1.50%     3.79%   (1.88%)      --       (3.95%)

B SHARES (12/31/99)
With redemption*             (2.97%)   (1.22%)  (3.19%)      --       (4.81%)
Without redemption            1.03%     2.78%   (2.80%)      --       (4.81%)

C SHARES (12/31/99)
With redemption**             0.11%     1.89%   (2.77%)      --       (4.78%)
Without redemption            1.11%     2.89%   (2.77%)      --       (4.78%)

F SHARES (12/29/89)           1.50%     3.76%   (1.88%)     6.85%     12.10%

R SHARES (12/31/99)           1.61%     4.05%   (1.61%)      --       (3.69%)

T SHARES (12/31/99)
With sales charge (4.50%)    (3.28%)   (1.26%)  (3.24%)      --       (5.03%)
Without sales charge          1.29%     3.40%   (2.35%)      --       (4.35%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

a backlog of work has risen steadily as wells are brought online. The company's earnings, after a short period of impact, were better than expected.

     Finally, consumer discretionary issue AARON RENTS, INC. overcame sales disruptions due to last year's hurricanes and increased spending to keep stores open during the hurricanes' aftermath. Although the company's stock price dropped in 2005, we felt the market was viewing the situation incorrectly. We saw through the short-term depression of margins and invested in the stock at an attractive valuation. Sales momentum continued and margins recovered, driving the stock up.

     Although the Fund exhibited strong stock selection in the consumer discretionary and materials sectors, this gain was offset by poor relative weightings, contributing flat or slightly weak relative performance in each sector.

WEAK STOCK SELECTION IN CERTAIN SECTORS HAMPERED PERFORMANCE

SECTORS DETRACTING FROM THE FUND
Information Technology
Health Care
Energy

The information technology (IT) sector provided the worst relative performance in the Fund for the period. The investment team has had difficulty finding compelling growth opportunities in this sector; valuations remained relatively high throughout the period, and evidence of flattening and even deteriorating fundamentals were found in many areas of the sector. Weak stock picking curtailed our efforts to outperform the benchmark by underweighting the Fund in this sector. For example, IT holding Merge Technologies Inc. held several large contracts deemed by auditors to require changes to the company's revenue recognition policies. These changes caused a large revenue and earnings revision downward, leading many investors to doubt the company's growth strategy and ultimate earnings power. The Fund no longer held this stock at the end of the period as we shared these concerns. Another IT issue, MONOLITHIC POWER SYSTEMS, INC., a designer and manufacturer of analog and mixed-signal high performance semiconductors, experienced weakness attributed to both slightly weak guidance and concerns about the company's end markets. The Fund held a position in this stock at the end of the period, as we believed that the perception has been worse than the reality of the company's situation.

     A slight overweight position and poor stock selection in the healthcare sector also hampered the Fund's relative return. Manufacturer of drug-infusion pumps and post-operative implantable catheters I-FLOW CORPORATION saw some sales disruption in its oncology segment due to supply interruption of a commonly used chemotherapy drug. Results were relatively in line with expectations excluding this disruption, but the stock did not perform well. Decelerating growth in the company's largest and fastest growing segment weighed on the stock more recently. MATRIA HEALTHCARE, INC., which provides disease management programs for health plans and employers, saw its stock price decline during the period due to integration issues surrounding a large acquisition, primarily related to customer disruption and delayed action on new business wins. These issues caused the company to reduce earnings expectations for the year. DEXCOM, INC., a manufacturer of continuous glucose monitoring systems for diabetics, experienced a number of issues that caused pressure on the stock. After receiving approval for its first generation monitoring system late in the first quarter of 2006, the initial uptake of the product post-launch was slower than analysts expected, although not out of the company's expected range. Concerns regarding the timing of reimbursement for the system were also raised. Finally, rumors surfaced that the company would recall the product due to malfunction, sending the stock price tumbling, although no recall had occurred by the end of the period.

                                     [CHART]

PORTFOLIO COMPOSITION OF ASSETS
Consumer Discretionary       19.72%
Information Technology       19.61%
Industrials                  18.52%
Health Care                  16.74%
Financials                    8.58%
Energy                        7.81%
Consumer Staples              1.96%
Telecommunication Services    1.91%
Materials                     1.49%
Cash & Equivalents            3.66%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     The Fund's weak stock picking in the energy and telecommunications services sectors also produced a drain on relative performance. Likewise, an underweight position in the strong performing energy sector weighed on the Fund.

SELECT STOCKS UNDERPERFORMED

Individual issues also performed poorly for the Fund, including consumer discretionary holdings PACIFIC SUNWEAR OF CALIFORNIA, INC. and Red Robin Gourmet Burgers, Inc. Pacific Sunwear had difficulty solidifying its store merchandising mix, which resulted in lower store traffic levels, lower same-store sales, bloated inventory levels and lower earnings. Red Robin also saw traffic slow during the fourth quarter of 2005, resulting in lower revenue growth and significantly lower earnings. The company's expense overruns were also concerning to investors. The Fund no longer held this stock at the end of the period due to these and other concerns.

     As we head into the second half of 2006, the Fund's management team will change. Effective August 1, 2006, B. Randall Watts, Jr. will assume portfolio management responsibilities for the Fund, replacing Bradley C. Orr and James D. Padgett.

     We will continue to employ our bottom-up process to identify high-quality companies we believe are capable of posting strong future earnings growth at valuations that are attractive.


/s/ Bradley C. Orr, CFA                 /s/ James (J.D.) Padgett, CFA
------------------------------------    ----------------------------------------
Bradley C. Orr, CFA                     James (J.D.) Padgett, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,015.00          $ 7.34
CLASS A HYPOTHETICAL      1,000.00        1,017.41            7.38
CLASS B ACTUAL            1,000.00        1,010.30           12.21
CLASS B HYPOTHETICAL      1,000.00        1,012.49           12.30
CLASS C ACTUAL            1,000.00        1,011.10           11.62
CLASS C HYPOTHETICAL      1,000.00        1,013.10           11.70
CLASS F ACTUAL            1,000.00        1,015.00            7.44
CLASS F HYPOTHETICAL      1,000.00        1,017.31            7.48
CLASS R ACTUAL            1,000.00        1,016.10            6.10
CLASS R HYPOTHETICAL      1,000.00        1,018.67            6.12
CLASS T ACTUAL            1,000.00        1,012.90            8.88
CLASS T HYPOTHETICAL      1,000.00        1,015.86            8.94

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect earnings credits.

          EXPENSE RATIO
          -------------
CLASS A       1.47%
CLASS B       2.45%
CLASS C       2.33%
CLASS F       1.49%
CLASS R       1.22%
CLASS T       1.78%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--92.4%
AIR FREIGHT & LOGISTICS--2.6%
309,844   Hub Group, Inc. Class A*                                   $ 7,600,469
 69,000   UTI Worldwide, Inc.                                          1,740,870
                                                                     -----------
                                                                       9,341,339
                                                                     -----------
APPAREL RETAIL--1.2%
237,873   Pacific Sunwear of California, Inc.*                         4,265,063
                                                                     -----------
APPLICATION SOFTWARE--2.8%
348,750   Nuance Communications, Inc.*                                 3,508,425
325,836   Witness Systems, Inc.*                                       6,572,112
                                                                     -----------
                                                                      10,080,537
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
 65,525   Affiliated Managers Group, Inc.*                             5,693,467
                                                                     -----------
BUILDING PRODUCTS--2.4%
160,713   NCI Building Systems, Inc.*                                  8,545,110
                                                                     -----------
CASINOS & GAMING--2.8%
361,975   WMS Industries, Inc.*                                        9,914,495
                                                                     -----------
CATALOG RETAIL--1.2%
398,325   ValueVision Media, Inc. Class A*                             4,393,525
                                                                     -----------
COAL & CONSUMABLE FUEL--2.3%
548,525   KFx, Inc.*                                                   8,381,462
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--3.1%
276,313   Rackable Systems, Inc.*                                     10,911,600
                                                                     -----------
CONSTRUCTION & ENGINEERING--3.5%
139,350   Foster Wheeler Limited*                                      6,019,920
290,751   Perini Corporation*                                          6,541,898
                                                                     -----------
                                                                      12,561,818
                                                                     -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.5%
186,911   ASV, Inc.*                                                   4,306,429
 93,237   Bucyrus International, Inc. Class A                          4,708,469
                                                                     -----------
                                                                       9,014,898
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
139,550   CRA International, Inc.*                                     6,299,287
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
276,300   Evergreen Solar, Inc.*                                       3,586,374
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.5%
746,540   Aeroflex, Inc.*                                              8,712,122
                                                                     -----------
FOOD DISTRIBUTORS--2.0%
275,605   Central European Distribution Corporation*                   6,934,222
                                                                     -----------
GOLD--1.5%
139,475   Glamis Gold Limited*                                         5,280,524
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--10.5%
122,275   ArthroCare Corporation*                                    $ 5,136,773
161,580   Dexcom, Inc.*                                                2,194,256
664,872   ev3, Inc.*                                                   9,846,754
612,764   I-Flow Corporation*                                          6,630,106
134,020   Integra LifeSciences Holdings*                               5,201,316
 90,725   Neurometrix, Inc.*                                           2,763,484
290,050   NuVasive, Inc.*                                              5,287,612
                                                                     -----------
                                                                      37,060,301
                                                                     -----------
HEALTHCARE FACILITIES--3.1%
136,600   LCA - Vision, Inc.                                           7,227,506
120,846   United Surgical Partners International, Inc.*                3,633,839
                                                                     -----------
                                                                      10,861,345
                                                                     -----------
HEALTHCARE SERVICES--0.6%
91,975    Matria Healthcare, Inc.*                                     1,970,105
                                                                     -----------
HOME FURNISHING RETAIL--2.0%
268,531   Aaron Rents, Inc.                                            7,218,113
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--1.8%
148,315   Gaylord Entertainment Company*                               6,472,467
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
164,625   Resources Connection, Inc.*                                  4,118,918
                                                                     -----------
INTERNET SOFTWARE & SERVICES--2.2%
278,302   Digitas, Inc.*                                               3,233,869
538,000   EarthLink Network, Inc.*                                     4,659,080
                                                                     -----------
                                                                       7,892,949
                                                                     -----------
LEISURE FACILITIES--1.6%
119,675   Life Time Fitness, Inc.*                                     5,537,362
                                                                     -----------
LIFE & HEALTH INSURANCE--0.9%
285,136   American Equity Investment Life Holding Company              3,039,550
                                                                     -----------
OFFICE SERVICES & SUPPLIES--2.2%
417,006   Knoll, Inc.                                                  7,656,230
                                                                     -----------
OIL & GAS DRILLING--1.0%
166,851   Bronco Drilling Company, Inc.*                               3,485,517
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--4.5%
 74,450   Hydril*                                                      5,845,814
122,075   Superior Energy Services, Inc.*                              4,138,343
192,426   TETRA Technologies, Inc.*                                    5,828,584
                                                                     -----------
                                                                      15,812,741
                                                                     -----------
PHARMACEUTICALS--2.7%
439,500   MGI Pharma, Inc.*                                            9,449,250
                                                                     -----------
REAL ESTATE MANAGEMET & DEVELOPMENT--2.6%
264,100   Trammell Crow Company*                                       9,288,397
                                                                     -----------
REGIONAL BANKS--1.4%
112,275   SVB Financial Group*                                         5,104,022
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
RESTAURANTS--1.6%
276,650   Ruth's Chris Steak House, Inc.*                           $  5,649,193
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.6%
610,080   Entegris, Inc.*                                              5,814,062
                                                                    ------------
SEMICONDUCTORS--5.7%
223,450   DSP Group, Inc.*                                             5,552,733
186,175   Microsemi Corporation*                                       4,538,947
380,200   Monolithic Power Systems, Inc.*                              4,497,766
952,800   RF Micro Devices, Inc.*                                      5,688,216
                                                                    ------------
                                                                      20,277,662
                                                                    ------------
SPECIALTY STORES--3.6%
133,718   Guitar Center, Inc.*                                         5,946,439
258,800   Sotheby's Holdings, Inc. Class A*                            6,793,500
                                                                    ------------
                                                                      12,739,939
                                                                    ------------
SYSTEMS SOFTWARE--1.6%
157,550   Quality Systems, Inc.                                        5,800,991
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--2.0%
510,075   NewAlliance Bancshares, Inc.                                 7,299,173
                                                                    ------------
TRUCKING--1.3%
119,562   Old Dominion Freight Line, Inc.*                             4,494,336
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
522,595   InPhonic, Inc.*                                              3,292,349
236,775   Syniverse Holdings, Inc.*                                    3,480,593
                                                                    ------------
                                                                       6,772,942
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$329,910,286)                                                 327,731,408
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.9%
HOTELS, RESORTS & CRUISE LINES--3.9%
211,075   Intrawest Corporation (CA)                                   6,724,850
 88,000   Kerzner International Limited (BA)*                          6,976,640
                                                                    ------------
                                                                      13,701,490
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,687,577)                                                   13,701,490
                                                                    ------------

SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.8%
SPECIAL PURPOSE ENTITY--3.8%
$13,300,000   CAFCO LLC
              5.33% 7/3/06~                                        $ 13,296,062
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$13,296,062)                                        13,296,062
                                                                   ------------
TOTAL INVESTMENTS--100.1%
(TOTAL COST--$354,893,925)                                          354,728,960
                                                                   ------------
OTHER ASSETS AND LIABILITIES--(0.1%)                                   (323,768)
                                                                   ------------
NET ASSETS--100.0%                                                 $354,405,192
                                                                   ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $13,296,062, OR 3.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     BA - BAHAMA ISLANDS

     CA - CANADA

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                    $ 354,893,925
                                                                  -------------
Investment securities, at market                                    354,728,960
Cash                                                                     91,325
Receivables:
   Investment securities sold                                           885,456
   Capital shares sold                                                  287,846
   Dividends and interest                                                 4,417
Other assets                                                             75,817
                                                                  -------------
Total Assets                                                        356,073,821
                                                                  -------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Capital shares redeemed                                              965,612
   Advisory fees                                                        271,633
   Shareholder servicing fees                                            30,380
   Accounting fees                                                       17,289
   Distribution fees                                                    103,174
   Transfer agency fees                                                  38,551
   Custodian fees                                                         2,331
   To transfer agent                                                        880
   Directors' deferred compensation                                      75,817
   Other                                                                162,962
                                                                  -------------
Total Liabilities                                                     1,668,629
                                                                  -------------
Net Assets                                                        $ 354,405,192
                                                                  =============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 613,591,459
Accumulated net investment loss                                      (2,490,863)
Accumulated net realized loss from security transactions           (256,530,439)
Net unrealized depreciation on investments                             (164,965)
                                                                  -------------
Total                                                             $ 354,405,192
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $ 44,189,465
Shares Outstanding                                                     1,520,831
Net Asset Value, Redemption Price Per Share                         $      29.06
Maximum offering price per share
   (net asset value plus sales charge of 5.75% of offering price)   $      30.83

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  7,565,035
Shares Outstanding                                                       276,332
Net Asset Value, Offering and Redemption Price
   (excluding applicable contingent
   deferred sales charge) Per Share                                 $      27.38

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  3,791,369
Shares Outstanding                                                       138,190
Net Asset Value, Offering and Redemption Price
   (excluding applicable contingent
   deferred sales charge) Per Share                                 $      27.44
CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $288,516,035
Shares Outstanding                                                     9,947,012
Net Asset Value, Offering and Redemption Price Per Share            $      29.01

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $ 10,146,962
Shares Outstanding                                                       343,006
Net Asset Value, Offering and Redemption Price Per Share            $      29.58

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $    196,326
Shares Outstanding                                                         6,945
Net Asset Value, Redemption Price Per Share                         $      28.27
Maximum offering price per share (net asset value plus sales charge of (net asset value plus sales charge of 4.50% of
   offering price)                                                  $      29.60

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $    481,156
Interest                                                                215,498
Foreign taxes withheld                                                   (2,244)
                                                                   ------------
Total Investment Income                                                 694,410
                                                                   ------------
EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                 1,862,506
Shareholder servicing fees--Note 2                                      203,948
Accounting fees--Note 2                                                 121,092
Distribution fees--Note 2                                               349,196
Transfer agency fees--Note 2                                            217,313
Registration fees                                                        35,120
Postage and mailing expenses                                             21,030
Custodian fees and expenses--Note 2                                      10,884
Printing expenses                                                        40,000
Legal and audit fees                                                     84,900
Directors' fees and expenses--Note 2                                     60,910
Other expenses                                                           57,122
                                                                   ------------
   Total Expenses                                                     3,064,021
   Earnings Credits                                                     (10,884)
                                                                   ------------
   Net Expenses                                                       3,053,137
                                                                   ------------
Net Investment Loss                                                  (2,358,727)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           28,654,066
Net Change in Unrealized Appreciation/Depreciation of Investments   (18,243,972)
                                                                   ------------
Net Realized and Unrealized Gain                                     10,410,094
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  8,051,367
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                           SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                   JUNE 30, 2006    DECEMBER 31, 2005
-------------------------------------------------------------------------------
Net Investment Loss                          $ (2,358,727)      $  (6,209,050)
Net Realized Gain on Security
   Transactions                                28,654,066         104,859,627
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments                                (18,243,972)       (110,156,860)
                                             ------------       -------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                    8,051,367         (11,506,283)
                                             ------------       -------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                       (147,358)        (19,962,138)
   Class B                                     (7,032,669)         (4,382,098)
   Class C                                       (690,283)         (2,118,101)
   Class F                                    (70,635,857)       (190,412,627)
   Class R                                      1,900,208         (62,960,862)
   Class T                                     (1,076,046)           (434,663)
                                             ------------       -------------
Net Decrease from Capital Share
   Transactions                               (77,682,005)       (280,270,489)
                                             ------------       -------------
Net Decrease in Net Assets                    (69,630,638)       (291,776,772)
                                             ------------       -------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                          $424,035,830       $ 715,812,602
                                             ------------       -------------
End of Period                                $354,405,192       $ 424,035,830
                                             ============       =============
Accumulated Net Investment Loss              $ (2,490,863)      $    (132,136)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                SIX MONTHS
                                              ENDED JUNE 30,            YEAR ENDED DECEMBER 31,
                                                   2006          2005        2004      2003      2002
                                              --------------   -------------------------------------
CLASS A SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 28.63       $ 28.82     $ 26.04   $ 19.09   $ 28.50
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.18)        (0.28)(a)   (0.64)    (0.36)    (0.31)
Net realized and unrealized gains
   (losses) on securities                           0.61          0.09        3.42      7.31     (9.10)
                                                 -----------------------------------------------------
Total from investment operations                    0.43         (0.19)       2.78      6.95     (9.41)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00          0.00        0.00      0.00      0.00
From net realized gains                             0.00          0.00        0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                 0.00          0.00        0.00      0.00      0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 29.06       $ 28.63     $ 28.82   $ 26.04   $ 19.09
                                                 =====================================================
TOTAL RETURN(b)                                     1.50%        (0.66%)     10.68%    36.41%   (33.02%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $44,189       $45,092     $65,763   $79,630   $67,184
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         1.47%         1.47%       1.38%     1.50%     1.35%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.47%         1.45%       1.37%     1.50%     1.35%
Net investment loss                                (1.13%)       (1.09%)     (1.11%)   (1.25%)   (1.08%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           136%          160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS
                                              ENDED JUNE 30,            YEAR ENDED DECEMBER 31,
                                                   2006          2005        2004      2003      2002
                                              --------------   ---------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $27.10        $ 27.55     $ 25.12   $ 18.60   $ 28.03
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                               (0.29)(a)      (0.54)(a)   (1.07)    (0.81)    (0.69)
Net realized and unrealized gains
   (losses) on securities                          0.57           0.09        3.50      7.33     (8.74)
                                                 -----------------------------------------------------
Total from investment operations                   0.28          (0.45)       2.43      6.52     (9.43)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                         0.00           0.00        0.00      0.00      0.00
From net realized gains                            0.00           0.00        0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                0.00           0.00        0.00      0.00      0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $27.38        $ 27.10     $ 27.55   $ 25.12   $ 18.60
                                                 =====================================================
TOTAL RETURN(b)                                    1.03%         (1.63%)      9.67%    35.05%   (33.64%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $7,565        $13,964     $18,795   $21,009   $18,804
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)        2.46%          2.44%       2.30%     2.56%     2.26%
Expenses with reimbursements, earnings
   credits and brokerage offsets                   2.45%          2.43%       2.29%     2.56%     2.26%
Net investment loss                               (2.09%)        (2.06%)     (2.03%)   (2.31%)   (1.98%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                          136%           160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,            YEAR ENDED DECEMBER 31,
                                                 2006        2005       2004       2003    2002
                                              ----------   --------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $27.14       $27.57      $25.14    $18.60   $ 28.05
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                            (0.29)(a)    (0.50)(a)   (1.53)    (0.94)    (0.86)
Net realized and unrealized gains
   (losses) on securities                       0.59         0.07        3.96      7.48     (8.59)
                                              ---------------------------------------------------
Total from investment operations                0.30        (0.43)       2.43      6.54     (9.45)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                      0.00         0.00        0.00      0.00      0.00
From net realized gains                         0.00         0.00        0.00      0.00      0.00
                                              ---------------------------------------------------
Total distributions                             0.00         0.00        0.00      0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $27.44       $27.14      $27.57    $25.14   $ 18.60
                                              ===================================================

TOTAL RETURN(b)                                 1.11%       (1.56%)      9.67%    35.16%   (33.69%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $3,791       $4,391      $6,668    $8,352   $ 7,794
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)     2.34%        2.36%       2.28%     2.52%     2.27%
Expenses with reimbursements, earnings
   credits and brokerage offsets                2.33%        2.35%       2.27%     2.52%     2.26%
Net investment loss                            (1.98%)      (1.98%)     (2.01%)   (2.28%)   (1.99%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                       136%         160%         98%      130%      128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                 2006         2005          2004        2003        2002
                                              ----------    ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $  28.58      $  28.77      $  25.98    $  19.04    $  28.45
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.17)(a)     (0.30)(a)     (0.69)      (0.35)      (0.36)
Net realized and unrealized gains
   (losses) on securities                         0.60          0.11          3.48        7.29       (9.05)
                                              ------------------------------------------------------------
Total from investment operations                  0.43         (0.19)         2.79        6.94       (9.41)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                        0.00          0.00          0.00        0.00        0.00
From net realized gains                           0.00          0.00          0.00        0.00        0.00
                                              ------------------------------------------------------------
Total distributions                               0.00          0.00          0.00        0.00        0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $  29.01      $  28.58      $  28.77    $  25.98    $  19.04
                                              ============================================================

TOTAL RETURN                                      1.50%        (0.66%)       10.74%      36.45%     (33.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $288,516      $351,087      $550,622    $638,880    $498,970
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)       1.49%         1.46%         1.35%       1.53%       1.41%
Expenses with reimbursements, earnings
   credits and brokerage offsets                  1.49%         1.45%         1.34%       1.53%       1.40%
Net investment loss                              (1.14%)       (1.09%)       (1.08%)     (1.29%)     (1.13%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                         136%          160%           98%        130%        128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                              SIX MONTHS
                                                 ENDED
                                               JUNE 30,             YEAR ENDED DECEMBER 31,
                                                 2006       2005         2004       2003       2002
                                              ----------   -----------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period          $ 29.11      $29.22      $ 26.32    $ 19.23    $ 28.64
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                             (0.14)(a)   (0.24)(a)    (0.24)     (0.17)     (0.18)
Net realized and unrealized gains
   (losses) on securities                        0.61        0.13         3.14       7.26      (9.23)
                                              ------------------------------------------------------
Total from investment operations                 0.47       (0.11)        2.90       7.09      (9.41)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                       0.00        0.00         0.00       0.00       0.00
From net realized gains                          0.00        0.00         0.00       0.00       0.00
                                              ------------------------------------------------------
Total distributions                              0.00        0.00         0.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $ 29.58      $29.11      $ 29.22    $ 26.32    $ 19.23
                                              ======================================================

TOTAL RETURN                                     1.61%      (0.38%)      11.02%     36.87%    (32.86%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)              $10,147      $8,315      $72,317    $65,240    $42,872
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)      1.23%       1.18%        1.11%      1.21%      1.10%
Expenses with reimbursements, earnings
   credits and brokerage offsets                 1.22%       1.17%        1.10%      1.21%      1.10%
Net investment loss                             (0.88%)     (0.80%)      (0.83%)    (0.96%)    (0.82%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                        136%        160%          98%       130%       128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS                    YEAR ENDED
                                       ENDED JUNE 30,                 DECEMBER 31,
                                            2006         2005        2004      2003       2002
                                       --------------   -----------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period       $27.91       $28.18      $25.55    $18.79    $ 28.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                         (0.23)(a)    (0.38)(a)   (0.65)    (0.31)     (0.54)
Net realized and unrealized gains
   (losses) on securities                    0.59         0.11        3.28      7.07      (8.91)
                                       ----------------------------------------------------------
Total from investment operations             0.36        (0.27)       2.63      6.76      (9.45)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                   0.00         0.00        0.00      0.00       0.00
From net realized gains                      0.00         0.00        0.00      0.00       0.00
                                       ----------------------------------------------------------
Total distributions                          0.00         0.00        0.00      0.00       0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $28.27       $27.91      $28.18    $25.55    $ 18.79
                                       ==========================================================
TOTAL RETURN(b)                              1.29%       (0.96%)     10.29%    35.98%    (33.46%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $  196       $1,187      $1,648    $1,788    $ 1,291
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage
   offsets(c)                                1.78%        1.77%       1.71%     1.91%      2.06%
Expenses with reimbursements,
   earnings credits and brokerage
   offsets                                   1.78%        1.76%       1.70%     1.90%      2.06%
Net investment loss                         (1.46%)      (1.40%)     (1.44%)   (1.66%)    (1.79%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                    136%         160%         98%      130%       128%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $119,324 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $52,999 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A     $ 3,900
                              ---------------------
                              Class B     $13,829
                              ---------------------
                              Class C     $ 2,753
                              ---------------------
                              Class R     $   968
                              ---------------------
                              Class T     $   164
                              ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $2,938 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $142,700 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $291,802 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $65,174
                     ---------------------------------------
                     Class B      $40,863         $13,621
                     ---------------------------------------
                     Class C      $16,054         $ 5,352
                     ---------------------------------------
                     Class T      $   477         $   477
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $340 and $2 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $13,737 and $768 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $0. The amount paid to Mellon Bank was $10,884.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            -------------------------
                            2009         $ 38,219,881
                            -------------------------
                            2010         $230,439,968
                            -------------------------
                            2011         $ 14,100,467
                            -------------------------
                                         $282,760,316
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              ----------------------------------------------------
              Federal Tax Cost                        $356,569,914
              ----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 29,343,623
              ----------------------------------------------------
              Gross Tax Depreciation of Investments   $(31,184,577)
              ----------------------------------------------------
              Net Tax Depreciation                    $ (1,840,954)
              ----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED               YEAR ENDED
                                JUNE 30, 2006          DECEMBER 31, 2005
CLASS A                    Shares       Amount       Shares        Amount
-----------------------------------------------------------------------------
Sold                        790,294  $ 25,006,663     608,634  $  16,949,413
Redeemed                   (844,698) $(25,154,021) (1,315,511) $ (36,911,551)
                         ----------------------------------------------------
Net Decrease                (54,404) $   (147,358)   (706,877) $ (19,962,138)
                         ====================================================

CLASS B
-----------------------------------------------------------------------------
Sold                          2,010  $     58,647       6,784  $     179,523
Redeemed                   (240,928) $ (7,091,316)   (173,781) $  (4,561,621)
                         ----------------------------------------------------
Net Decrease               (238,918) $ (7,032,669)   (166,997) $  (4,382,098)
                         ====================================================

CLASS C
-----------------------------------------------------------------------------
Sold                         11,868  $    350,995       7,954  $     207,689
Redeemed                    (35,425) $ (1,041,278)    (88,042) $  (2,325,790)
                         ----------------------------------------------------
Net Decrease                (23,557) $   (690,283)    (80,088) $  (2,118,101)
                         ====================================================

CLASS F
-----------------------------------------------------------------------------
Sold                        397,938  $ 12,203,622   1,487,909  $  40,938,769
Redeemed                 (2,736,222) $(82,839,479) (8,342,143) $(231,351,396)
                         ----------------------------------------------------
Net Decrease             (2,338,284) $(70,635,857) (6,854,234) $(190,412,627)
                         ====================================================

CLASS R
-----------------------------------------------------------------------------
Sold                        185,350  $  5,872,913     348,073  $   9,843,662
Redeemed                   (127,999) $ (3,972,705) (2,537,460) $ (72,804,524)
                         ----------------------------------------------------
Net Increase (Decrease)      57,351  $  1,900,208  (2,189,387) $ (62,960,862)
                         ====================================================

CLASS T
-----------------------------------------------------------------------------
Sold                            916  $     27,950       8,141  $     222,678
Redeemed                    (36,505) $ (1,103,996)    (24,068) $    (657,341)
                         ----------------------------------------------------
Net Decrease                (35,589) $ (1,076,046)    (15,927) $    (434,663)
                         ====================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $227,560,370 and $303,923,478 respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

For More Information

DREYFUS FOUNDERS
DISCOVERY FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0182SA0606

DREYFUS FOUNDERS
EQUITY GROWTH FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                  9
Statement of Investments                                                      11
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

EQUITY MARKETS END PERIOD LOWER

The period began with strong consumer confidence, a steadily growing economy and low inflation. However, high crude oil prices continued to press down on businesses and consumers, and the Federal Reserve moved forward with its monetary tightening campaign. Growing investor concern over the Federal Reserve's future direction diminished the positive backdrop for the markets. The markets' decline began in May and lasted through the end of the period.

     For the six-month period ended June 30, 2006, Dreyfus Founders Equity Growth Fund compared favorably(1) to the -0.93% return for the Russell 1000 Growth Index, the Fund's benchmark.

CONSUMER STOCKS BOOSTED FUND PERFORMANCE

The Fund's investment strategy remained the same. We continued to search company by company, analyzing fundamentals and speaking with management teams and industry experts in an attempt to uncover the best growth opportunities for the Fund. Our efforts in finding strong-performing growth stocks materialized during the period, as the Fund showed strong stock picking in a number of sectors, including the consumer discretionary, consumer staples, materials and financials sectors. Relative exposure to the aforementioned sectors, excluding the materials sector, also played a positive role in the Fund's return.

                "OUR EFFORTS IN FINDING STRONG-PERFORMING GROWTH
                     STOCKS MATERIALIZED DURING THE PERIOD."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 6 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

SECTORS BENEFITING THE FUND
Consumer Discretionary
Consumer Staples
Financials/Materials

     Pixar, Inc., COMCAST CORPORATION, KOHL'S CORPORATION and BEST BUY COMPANY, INC. proved to be solid consumer discretionary picks as well as strong overall performers for the Fund. Pixar saw its stock price increase on strong demand for its animated feature-length, family-friendly films. Comcast benefited from strong demand for its products, primarily its multi-service bundled packages. Kohl's experienced improved revenue and earnings growth trends driven by higher sales, as the department store industry saw a reduction in capacity. Best Buy's stock price rose on strong consumer spending on a variety of products.

     Notable performance was also exhibited by SCHLUMBERGER LIMITED. High oil prices created an increased level of activity related to finding and developing new oil and gas fields, which promoted healthy demand and pricing for oil-services provider Schlumberger.

INDUSTRIALS, TELECOM AND UTILITIES HAMPERED THE FUND'S RETURN

Although the industrials sector was a strong performer during the period overall, a relative underweight position in this sector caused it to be the worst-performing sector in the Fund. Weak stock selection in the

LARGEST EQUITY HOLDINGS (ticker symbol)

 1.   GENERAL ELECTRIC COMPANY (GE)                                        3.62%
 2.   MICROSOFT CORPORATION (MSFT)                                         3.37%
 3.   GOOGLE, INC. CLASS A (GOOG)                                          2.76%
 4.   EXXONMOBIL CORPORATION (XOM)                                         2.22%
 5.   CISCO SYSTEMS, INC. (CSCO)                                           2.21%
 6.   WYETH (WYG)                                                          2.05%
 7.   PROCTER & GAMBLE COMPANY (PG)                                        1.95%
 8.   ADOBE SYSTEMS, INC. (ADBE)                                           1.95%
 9.   COLGATE-PALMOLIVE COMPANY (CL)                                       1.90%
10.   EMERSON ELECTRIC COMPANY (EMR)                                       1.88%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

                DREYFUS
                FOUNDERS      RUSSELL 1000
              EQUITY GROWTH      GROWTH
               FUND-CLASS F      INDEX
              -------------   ------------
 6/28/1996      $10,000         $10,000
 6/30/1997      $12,129         $13,134
 6/30/1998      $14,545         $17,257
 6/30/1999      $15,517         $21,962
 6/30/2000      $16,442         $27,598
 6/29/2001      $11,938         $17,615
 6/28/2002      $ 9,740         $12,949
 6/30/2003      $ 9,795         $13,330
 6/30/2004      $11,444         $15,713
 6/30/2005      $11,835         $15,977
 6/30/2006      $12,844         $16,954

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Equity Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume changes in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1      5        10       SINCE
CLASS (INCEPTION DATE)        DATE+    YEAR   YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (5.39%)   1.93%  (0.41%)     --     (5.74%)
Without sales charge          0.39%    8.21%   0.77%      --     (4.88%)
B SHARES (12/31/99)
With redemption*             (4.00%)   3.21%  (0.06%)     --     (5.45%)
Without redemption            0.00%    7.21%   0.34%      --     (5.45%)
C SHARES (12/31/99)
With redemption**            (0.79%)   6.59%   0.01%      --     (5.66%)
Without redemption            0.21%    7.59%   0.01%      --     (5.66%)
F SHARES (7/5/38)             0.58%    8.53%   1.47%    2.53%      N/A
R SHARES (12/31/99)           0.97%    8.91%   1.07%      --     (4.58%)
T SHARES (12/31/99)
With sales charge (4.50%)    (4.33%)   3.18%  (0.95%)     --     (6.27%)
Without sales charge          0.21%    8.00%  (0.03%)     --     (5.60%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

telecommunications sector also hampered the Fund's performance for the period, as did a lack of exposure in the utilities sector, in which the Fund found no compelling growth stories.

SECTORS DETRACTING FROM THE FUND
Industrials
Telecommunication Services
Utilities

INDIVIDUAL STOCKS HURT PERFORMANCE

The information technology (IT) sector produced mixed results during the period, as some IT stocks performed strongly while others saw declines. As no broad industry factors hit the sector, poor performance was due to company-specific difficulties. As consumers awaited ADOBE SYSTEMS, INC.'s launch of numerous software upgrades, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION's delay of its updated office suite and new operating system, Windows Vista, weighed on the stock's performance. In addition, the company also indicated that spending levels for 2006 would be elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for

                                     [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
Information Technology       30.85%
Consumer Staples             13.66%
Health Care                  12.64%
Consumer Discretionary       10.62%
Financials                    9.81%
Industrials                   9.02%
Energy                        4.03%
Materials                     1.51%
Telecommunication Services    0.50%
Other                         4.59%
Cash & Equivalents            2.77%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

earnings growth. INTEL CORPORATION's stock price dropped on poor revenue growth and margin deterioration due to lost market share.

     Healthcare holding BOSTON SCIENTIFIC CORPORATION also saw a decline in its share price. The company recently acquired medical-device maker Guidant Corporation, but after the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators (ICDs), dropped, impacting Boston Scientific and a number of companies within the industry.

     Finally, during the period, consumer discretionary issue Advance Auto Parts, Inc. was negatively impacted by a company announcement that high gasoline prices, high interest rates, and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

     As we move into the second half of 2006, we will continue to employ a bottom-up research approach to selecting growth stocks that we believe have the potential to post superior revenue and earnings growth.


/s/ John Jares
--------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                  BEGINNING         ENDING       EXPENSES PAID
                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                   (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
                                ------------------------------------------------
CLASS A ACTUAL                    $1,000.00       $1,003.90          $ 6.16
CLASS A HYPOTHETICAL               1,000.00        1,018.57            6.23
CLASS B ACTUAL                     1,000.00        1,000.00           10.81
CLASS B HYPOTHETICAL               1,000.00        1,013.85           10.94
CLASS C ACTUAL                     1,000.00        1,002.10            9.63
CLASS C HYPOTHETICAL               1,000.00        1,015.05            9.74
CLASS F ACTUAL                     1,000.00        1,005.80            5.37
CLASS F HYPOTHETICAL               1,000.00        1,019.37            5.42
CLASS R ACTUAL                     1,000.00        1,009.70            4.83
CLASS R HYPOTHETICAL               1,000.00        1,019.92            4.87
CLASS T ACTUAL                     1,000.00        1,002.10            7.60
CLASS T HYPOTHETICAL               1,000.00        1,017.11            7.68

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates and earnings credits.

                                       EXPENSE RATIO
                                       -------------
                             CLASS A        1.24%
                             CLASS B        2.18%
                             CLASS C        1.94%
                             CLASS F        1.08%
                             CLASS R        0.97%
                             CLASS T        1.53%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--94.0%
AIRLINES--1.6%
    46,175   AMR Corporation*                                        $1,173,764
    42,225   Continental Airlines, Inc. Class B*                      1,258,305
    17,925   US Airways Group, Inc.*                                    905,930
                                                                     ----------
                                                                      3,337,999
                                                                     ----------
APPLICATION SOFTWARE--1.3%
    28,575   Autodesk, Inc.*                                            984,695
   132,475   BEA Systems, Inc.*                                       1,734,098
                                                                     ----------
                                                                      2,718,793
                                                                     ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
    21,975   State Street Corporation                                 1,276,528
                                                                     ----------
BIOTECHNOLOGY--1.9%
    29,750   Amgen, Inc.*                                             1,940,593
    16,850   Genzyme Corporation*                                     1,028,693
    35,200   MedImmune, Inc.*                                           953,920
                                                                     ----------
                                                                      3,923,206
                                                                     ----------
BROADCASTING & CABLE TV--1.0%
    63,175   Comcast Corporation Special Class A*                     2,070,877
                                                                     ----------
CASINOS & GAMING--0.6%
    18,950   Harrah's Entertainment, Inc.                             1,348,861
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.9%
   236,238   Cisco Systems, Inc.*                                     4,613,728
   130,975   Motorola, Inc.                                           2,639,146
    24,600   QUALCOMM, Inc.                                             985,722
                                                                     ----------
                                                                      8,238,596
                                                                     ----------
COMPUTER & ELECTRONICS RETAIL--1.3%
    51,375   Best Buy Company, Inc.                                   2,817,405
                                                                     ----------
COMPUTER HARDWARE--4.4%
    39,950   Apple Computer, Inc.*                                    2,281,944
    43,400   Dell, Inc.*                                              1,059,394
    50,800   Diebold, Inc.                                            2,063,496
   118,450   Hewlett-Packard Company                                  3,752,496
                                                                     ----------
                                                                      9,157,330
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS--1.5%
   138,475   Seagate Technology*                                      3,135,074
                                                                     ----------
CONSUMER ELECTRONICS--0.5%
    12,575   Harman International Industries, Inc.                    1,073,528
                                                                     ----------
CONSUMER FINANCE--0.8%
    31,400   SLM Corporation                                          1,661,688
                                                                     ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
    37,250   Automatic Data Processing, Inc.                          1,689,288
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--2.7%
    81,125   Federated Department Stores, Inc.                       $2,969,175
    30,950   J.C. Penney Company, Inc.                                2,089,434
    10,175   Kohl's Corporation*                                        601,546
                                                                     ----------
                                                                      5,660,155
                                                                     ----------
DIVERSIFIED CHEMICALS--0.7%
    37,175   E.I. du Pont de Nemours and Company                      1,546,480
                                                                     ----------
DRUG RETAIL--1.6%
    74,450   Walgreen Company                                         3,338,338
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
    46,875   Emerson Electric Company                                 3,928,594
                                                                     ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    29,886   Agilent Technologies, Inc.*                                943,202
                                                                     ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
    35,450   Waste Management, Inc.                                   1,271,946
                                                                     ----------
EXCHANGE TRADED FUNDS--4.6%
    55,625   iShares Russell 1000 Growth Index Fund                   2,806,281
    79,725   Nasdaq 100 Index Tracking Stock                          3,090,141
    29,050   SPDR Trust Series 1                                      3,692,546
                                                                     ----------
                                                                      9,588,968
                                                                     ----------
FOOD DISTRIBUTORS--1.4%
    92,900   Sysco Corporation                                        2,839,024
                                                                     ----------
FOOD RETAIL--1.6%
   125,100   Safeway, Inc.                                            3,252,600
                                                                     ----------
GENERAL MERCHANDISE STORES--1.2%
   104,000   Family Dollar Stores, Inc.                               2,540,720
                                                                     ----------
HEALTHCARE EQUIPMENT--2.8%
    20,925   Beckman Coulter, Inc.                                    1,162,384
   104,050   Boston Scientific Corporation*                           1,752,202
     9,625   Intuitive Surgical, Inc.*                                1,135,461
    37,600   Medtronic, Inc.                                          1,764,192
                                                                     ----------
                                                                      5,814,239
                                                                     ----------
HEALTHCARE SERVICES--1.1%
    40,150   Medco Health Solutions, Inc.*                            2,299,792
                                                                     ----------
HEALTHCARE SUPPLIES--1.1%
    45,350   Advanced Medical Optics, Inc.*                           2,299,245
                                                                     ----------
HOME ENTERTAINMENT SOFTWARE--0.7%
    34,125   Electronic Arts, Inc.*                                   1,468,740
                                                                     ----------
HOME IMPROVEMENT RETAIL--0.9%
    51,200   Home Depot, Inc.                                         1,832,448
                                                                     ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.5%
 28,800   Marriott International, Inc. Class A                       $1,097,856
                                                                     ----------
HOUSEHOLD PRODUCTS--3.8%
 66,175   Colgate-Palmolive Company                                   3,963,883
 73,246   Procter & Gamble Company                                    4,072,478
                                                                     ----------
                                                                      8,036,361
                                                                     ----------
HYPERMARKETS & SUPER CENTERS--0.8%
 36,300   Wal-Mart Stores, Inc.                                       1,748,571
                                                                     ----------
INDUSTRIAL CONGLOMERATES--3.6%
229,650   General Electric Company                                    7,569,264
                                                                     ----------
INTEGRATED OIL & GAS--2.2%
 75,575   ExxonMobil Corporation                                      4,636,527
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
 52,625   Sprint Nextel Corporation                                   1,051,974
                                                                     ----------
INTERNET RETAIL--0.3%
 21,925   eBay, Inc.*                                                   642,183
                                                                     ----------
INTERNET SOFTWARE & SERVICES--4.1%
 13,775   Google, Inc. Class A*                                       5,776,271
 85,950   Yahoo!, Inc.*                                               2,836,350
                                                                     ----------
                                                                      8,612,621
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--4.2%
220,675   Charles Schwab Corporation                                  3,526,387
 18,175   Goldman Sachs Group, Inc.                                   2,734,065
 25,125   Morgan Stanley                                              1,588,151
 62,200   TD Ameritrade Holding Corporation                             921,182
                                                                     ----------
                                                                      8,769,785
                                                                     ----------
IT CONSULTING & OTHER SERVICES--0.5%
 38,725   Accenture Limited Class A                                   1,096,692
                                                                     ----------
MOVIES & ENTERTAINMENT--1.0%
 69,732   Walt Disney Company                                         2,091,960
                                                                     ----------
MULTI-LINE INSURANCE--1.6%
 19,425   American International Group, Inc.                          1,147,046
 46,300   Assurant, Inc.                                              2,240,920
                                                                     ----------
                                                                      3,387,966
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--1.8%
 58,300   Schlumberger Limited                                        3,795,913
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
 69,275   JPMorgan Chase & Company                                    2,909,550
                                                                     ----------
PERSONAL PRODUCTS--2.3%
 74,875   Avon Products, Inc.                                         2,321,125
 62,225   Estee Lauder Companies, Inc. Class A                        2,406,241
                                                                     ----------
                                                                      4,727,366
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.8%
 59,675   Johnson & Johnson                                         $  3,575,726
 92,692   Pfizer, Inc.                                                 2,175,481
108,000   Schering-Plough Corporation                                  2,055,240
 96,475   Wyeth                                                        4,284,455
                                                                    ------------
                                                                      12,090,902
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.2%
 45,675   Allstate Corporation                                         2,499,793
                                                                    ------------
RAILROADS--0.8%
 17,200   Union Pacific Corporation                                    1,598,912
                                                                    ------------
SEMICONDUCTORS--4.5%
 27,075   Broadcom Corporation*                                          813,604
 33,450   Freescale Semiconductor, Inc. Class B*                         983,430
 96,678   Intel Corporation                                            1,832,048
 83,500   Linear Technology Corporation                                2,796,415
 62,375   Maxim Integrated Products, Inc.                              2,002,861
 35,400   Texas Instruments, Inc.                                      1,072,266
                                                                    ------------
                                                                       9,500,624
                                                                    ------------
SOFT DRINKS--1.5%
 50,375   PepsiCo, Inc.                                                3,024,515
                                                                    ------------
SPECIALTY STORES--0.5%
 11,675   AutoZone, Inc.*                                              1,029,735
                                                                    ------------
STEEL--0.8%
 29,525   Nucor Corporation                                            1,601,731
                                                                    ------------
SYSTEMS SOFTWARE--6.7%
134,125   Adobe Systems, Inc.*                                         4,072,035
302,166   Microsoft Corporation                                        7,040,468
147,075   Oracle Corporation*                                          2,131,117
 51,975   Symantec Corporation*                                          807,692
                                                                    ------------
                                                                      14,051,312
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$192,907,396)                                                 196,645,777
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.2%
AEROSPACE & DEFENSE--0.6%
 31,825   Empresa Brasileira de Aeronautica SA Sponsored ADR (BR)      1,160,658
                                                                    ------------
APPLICATION SOFTWARE--0.4%
 17,200   SAP AG Sponsored ADR (GE)                                      903,344
                                                                    ------------
PACKAGED FOODS & MEATS--0.8%
 41,400   Cadbury Schweppes Sponsored ADR (UK)                         1,607,148
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.4%
147,650   ASM Lithography Holding NV NY Shares (NE)*                   2,985,483
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$6,118,006)                                                     6,656,633
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.8%
SPECIAL PURPOSE ENTITY--2.8%
$5,800,000 CAFCO LLC
           5.33% 7/3/06~                                           $  5,798,283
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$5,798,283)                                          5,798,283
                                                                   ------------
TOTAL INVESTMENTS--100.0%
(TOTAL COST--$204,823,685)                                          209,100,693
                                                                   ------------
OTHER ASSETS AND LIABILITIES--0.0%                                        2,531
                                                                   ------------
NET ASSETS--100.0%                                                 $209,103,224
                                                                   ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,798,283, OR 2.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.
     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BR -BRAZIL
     GE -GERMANY
     NE - NETHERLANDS
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                     $204,823,685
                                                                   ------------
Investment securities, at market                                    209,100,693
Cash                                                                    144,619
Receivables:
   Investment securities sold                                         5,229,744
   Capital shares sold                                                   19,110
   Dividends and interest                                               190,505
Other assets                                                              5,189
                                                                   ------------
Total Assets                                                        214,689,860
                                                                   ------------

LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    5,117,957
   Capital shares redeemed                                              229,710
   Advisory fees                                                        111,302
   Shareholder servicing fees                                            18,502
   Accounting fees                                                       10,274
   Distribution fees                                                     36,758
   Transfer agency fees                                                   8,862
   Custodian fees                                                           211
   To transfer agent                                                        159
   Directors' deferred compensation                                       5,189
   Other                                                                 47,712
                                                                   ------------
Total Liabilities                                                     5,586,636
                                                                   ------------
Net Assets                                                         $209,103,224
                                                                   ============

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $275,580,443
Undistributed net investment income                                     291,427
Accumulated net realized loss from security transactions            (71,045,654)
Net unrealized appreciation on investments                            4,277,008
                                                                   ------------
Total                                                              $209,103,224
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $  1,706,126
Shares Outstanding                                                       335,067
Net Asset Value, Redemption Price Per Share                         $       5.09
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                               $       5.40

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  1,094,971
Shares Outstanding                                                       222,790
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.91

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,949,926
Shares Outstanding                                                       403,969
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.83

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $204,247,650
Shares Outstanding                                                    39,195,594
Net Asset Value, Offering and Redemption Price Per Share            $       5.21

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $     84,215
Shares Outstanding                                                        16,272
Net Asset Value, Offering and Redemption Price Per Share            $       5.18

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     20,336
Shares Outstanding                                                         4,182
Net Asset Value, Redemption Price Per Share                         $       4.86
Maximum offering price per share (net asset value plus sales
   charge of 4.50% of offering price)                               $       5.09

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                           $ 1,114,976
Interest                                                                212,448
Foreign taxes withheld                                                   (4,573)
                                                                    -----------
Total Investment Income                                               1,322,851
                                                                    -----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   708,234
Shareholder servicing fees--Note 2                                      112,352
Accounting fees--Note 2                                                  65,375
Distribution fees--Note 2                                                92,228
Transfer agency fees--Note 2                                             53,203
Registration fees                                                        30,290
Postage and mailing expenses                                              7,720
Custodian fees and expenses--Note 2                                       4,859
Printing expenses                                                        29,565
Legal and audit fees                                                     38,085
Directors' fees and expenses--Note 2                                     27,005
Other expenses                                                           27,373
                                                                    -----------
   Total Expenses                                                     1,196,289
   Earnings Credits                                                      (4,515)
   Reimbursed/Waived Expenses                                              (388)
                                                                    -----------
   Net Expenses                                                       1,191,386
                                                                    -----------
Net Investment Income                                                   131,465
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           11,428,399
Net Change in Unrealized Appreciation/Depreciation of Investments    (9,909,371)
                                                                    -----------
Net Realized and Unrealized Gain                                      1,519,028
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 1,650,493
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    YEAR ENDED
                                                SIX MONTHS ENDED   DECEMBER 31,
OPERATIONS                                        JUNE 30, 2006        2005
-------------------------------------------------------------------------------
Net Investment Income                             $    131,465     $    205,080
Net Realized Gain on Security Transactions          11,428,399       22,014,185
Net Change in Unrealized
   Appreciation/Depreciation of Investments         (9,909,371)     (12,580,203)
                                                  ------------     ------------
Net Increase in Net Assets Resulting from
   Operations                                        1,650,493        9,639,062
                                                  ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From Net Investment Income
   Class A                                                   0           (1,749)
   Class C                                                   0           (4,846)
   Class F                                                   0         (428,422)
   Class R                                                   0             (786)
                                                  ------------     ------------
Net Decrease from Dividends and Distributions                0         (435,803)
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                             445,345           28,615
   Class B                                            (373,131)        (702,149)
   Class C                                             (63,559)       1,342,518
   Class F                                         (12,940,581)     (26,845,562)
   Class R                                            (192,993)          11,896
   Class T                                              13,006          (23,106)
                                                  ------------     ------------
Net Decrease from Capital Share Transactions       (13,111,913)     (26,187,788)
                                                  ------------     ------------
Net Decrease in Net Assets                         (11,461,420)     (16,984,529)
                                                  ------------     ------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                               $220,564,644     $237,549,173
                                                  ------------     ------------
End of Period                                     $209,103,224     $220,564,644
                                                  ============     ============
Undistributed Net Investment Income               $    291,427     $    159,962

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006         2005       2004     2003      2002
                                                 --------------   --------------------------------------
CLASS A SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 5.07          $ 4.86     $ 4.49   $ 3.44   $  4.66
--------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                       (0.00)(a, b)    (0.00)(a)   0.02     0.03     (0.02)
Net realized and unrealized gains
   (losses) on securities                           0.02            0.22       0.36     1.02     (1.20)
                                                 -------------------------------------------------------
Total from investment operations                    0.02            0.22       0.38     1.05     (1.22)
--------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00           (0.01)     (0.01)    0.00      0.00
From net realized gains                             0.00            0.00       0.00     0.00      0.00
                                                 -------------------------------------------------------
Total distributions                                 0.00           (0.01)     (0.01)    0.00      0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 5.09          $ 5.07     $ 4.86   $ 4.49   $  3.44
                                                 =======================================================
TOTAL RETURN(c)                                     0.39%           4.46%      8.54%   30.52%   (26.18%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,706          $1,266     $1,180   $  935   $   378
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)      1.24%           1.35%      1.26%    1.49%     1.87%
Expenses with reimbursements,
   earnings credits and brokerage offsets           1.24%           1.33%      1.25%    1.48%     1.87%
Net investment income (loss)                        0.00%          (0.09%)     0.38%   (0.25%)   (0.67%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                           131%            126%       115%     123%      152%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2005 AND FOR THE PERIOD
     ENDED JUNE 30, 2006 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006         2005       2004       2003      2002
                                                 --------------   ----------------------------------------
CLASS B SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 4.91         $ 4.74     $ 4.40     $ 3.40   $  4.61
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.02)(b)      (0.04)(b)  (0.00)(a)  (0.01)    (0.05)
Net realized and unrealized gains
   (losses) on securities                            0.02           0.21       0.34       1.01     (1.16)
                                                 ---------------------------------------------------------
Total from investment operations                     0.00           0.17       0.34       1.00     (1.21)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00           0.00       0.00       0.00      0.00
From net realized gains                              0.00           0.00       0.00       0.00      0.00
                                                 ---------------------------------------------------------
Total distributions                                  0.00           0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 4.91         $ 4.91     $ 4.74     $ 4.40   $  3.40
                                                 =========================================================
TOTAL RETURN(c)                                      0.00%          3.59%      7.73%     29.41%   (26.25%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $1,095         $1,453     $2,110     $1,709   $ 1,013
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)       2.18%          2.19%      2.01%      2.30%     2.14%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.18%          2.18%      2.00%      2.30%     2.14%
Net investment loss                                 (0.98%)        (0.97%)    (0.34%)    (1.08%)   (0.95%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                            131%           126%       115%       123%      152%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                  YEAR ENDED
                                                 ENDED JUNE 30,               DECEMBER 31,
                                                      2006         2005       2004     2003      2002
                                                 --------------   --------------------------------------
CLASS C SHARES PER
SHARE OPERATING DATA
Net Asset Value, beginning of period                $ 4.82        $ 4.66     $ 4.32   $ 3.34   $  4.55
--------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)        (0.03)(a)   0.04     0.04     (0.07)
Net realized and unrealized gains
   (losses) on securities                             0.03          0.20       0.30     0.94     (1.14)
                                                 -------------------------------------------------------
Total from investment operations                      0.01          0.17       0.34     0.98     (1.21)
--------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00         (0.01)      0.00     0.00      0.00
From net realized gains                               0.00          0.00       0.00     0.00      0.00
                                                 -------------------------------------------------------
Total distributions                                   0.00         (0.01)      0.00     0.00      0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $ 4.83        $ 4.82     $ 4.66   $ 4.32   $  3.34
                                                 =======================================================
TOTAL RETURN(b)                                       0.21%         3.68%      7.87%   29.34%   (26.59%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $1,950        $2,012     $  571   $  357   $   186
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.94%         1.98%      1.99%    2.29%     2.77%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.94%         1.96%      1.99%    2.28%     2.76%
Net investment loss                                  (0.72%)       (0.72%)    (0.24%)  (1.04%)   (1.55%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             131%          126%       115%     123%      152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.94% (2006), 1.98% (2005), 1.99% (2004), 2.29%
     (2003) AND 3.02% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                      2006          2005         2004       2003         2002
                                                 --------------   ------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $   5.18       $   4.96     $   4.57   $   3.50     $   4.69
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.00(a)        0.00(a)      0.02       0.00(a)      0.00(a)
Net realized and unrealized gains (losses) on
   securities                                          0.03           0.23         0.39       1.07        (1.19)
                                                   ---------------------------------------------------------------
Total from investment operations                       0.03           0.23         0.41       1.07        (1.19)
------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00          (0.01)       (0.02)      0.00(b)      0.00(b)
From net realized gains                                0.00           0.00         0.00       0.00         0.00
                                                   ---------------------------------------------------------------
Total distributions                                    0.00          (0.01)       (0.02)      0.00         0.00
------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $   5.21       $   5.18     $   4.96   $   4.57     $   3.50
                                                   ===============================================================
TOTAL RETURN                                           0.58%          4.64%        8.97%     30.67%      (25.33%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $204,248       $215,556     $233,410   $233,333     $191,701
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(c)                     1.08%          1.13%        1.06%      1.13%        1.08%
Expenses with reimbursements, earnings
   credits and brokerage offsets                       1.08%          1.12%        1.06%      1.13%        1.08%
Net investment income                                  0.14%          0.11%        0.56%      0.06%        0.11%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                              131%           126%         115%       123%         152%

(a.) NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2005, 2003 AND 2002
     AND FOR THE PERIOD ENDED JUNE 30, 2006 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(b.) DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31,
     2003 AND 2002 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                 YEAR ENDED
                                                 ENDED JUNE 30,              DECEMBER 31,
                                                      2006         2005     2004     2003      2002
                                                 --------------   -------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $5.13         $ 4.91   $ 4.53   $ 3.47   $  4.74
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         0.01(a)        0.01     0.03     0.06     (0.08)
Net realized and unrealized gains (losses) on
   securities                                        0.04           0.22     0.37     1.00     (1.19)
                                                    ---------------------------------------------------
Total from investment operations                     0.05           0.23     0.40     1.06     (1.27)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00          (0.01)   (0.02)    0.00      0.00
From net realized gains                              0.00           0.00     0.00     0.00      0.00
                                                    ---------------------------------------------------
Total distributions                                  0.00          (0.01)   (0.02)    0.00      0.00
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $5.18         $ 5.13   $ 4.91   $ 4.53   $  3.47
                                                    ===================================================
TOTAL RETURN                                         0.97%          4.78%    8.88%   30.55%   (26.79%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $  84         $  270   $  247   $  211   $    57
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                   0.97%          1.10%    1.00%    1.35%     2.95%
Expenses with reimbursements, earnings credits
   and brokerage offsets                             0.97%          1.09%    1.00%    1.35%     2.95%
Net investment income (loss)                         0.23%          0.15%    0.54%   (0.12%)   (1.78%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                            131%           126%     115%     123%      152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 0.97% (2006), 1.10% (2005), 1.00% (2004), 1.35%
     (2003) AND 4.68% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2006         2005        2004       2003       2002
                                                 --------------   ------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.85          $ 4.72      $ 4.38     $ 3.39    $  4.60
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.00)(a, b)    (0.05)(a)   (0.01)     (0.23)     (0.30)
Net realized and unrealized gains
   (losses) on securities                           0.01            0.18        0.25       1.22      (0.91)
                                                 -----------------------------------------------------------
Total from investment operations                    0.01            0.13        0.24       0.99      (1.21)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00            0.00        0.00       0.00       0.00
From net realized gains                             0.00            0.00        0.00       0.00       0.00
                                                 -----------------------------------------------------------
Total distributions                                 0.00            0.00        0.00       0.00       0.00
------------------------------------------------------------------------------------------------------------
Other:
Payment by Service Provider                         0.00            0.00        0.10(c)    0.00       0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.86          $ 4.85      $ 4.72     $ 4.38    $  3.39
                                                  ==========================================================
TOTAL RETURN(d)                                     0.21%           2.75%       7.76%     29.20%    (26.30%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $   20          $    8      $   32     $   30    $    33
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(e)      1.54%           2.16%       1.90%      2.27%      2.47%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.53%           2.15%       1.90%      2.26%      2.46%
Net investment loss                                (0.18%)         (0.98%)     (0.29%)    (1.11%)    (1.29%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                           131%            126%        115%       123%       152%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2006 AGGREGATED LESS THAN
     $0.01 ON A PER SHARE BASIS.

(c.) A SERVICE PROVIDER REIMBURSED THE FUND'S CLASS T SHARES FOR LOSSES
     RESULTING FROM CERTAIN SHAREHOLDER ADJUSTMENTS WHICH OTHERWISE WOULD HAVE REDUCED TOTAL RETURN BY 2.28%.

(d.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(e.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2006), 2.59% (2005), 1.90% (2004), 2.27%
     (2003) AND 3.71% (2002).

(f.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Equity Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $106,265 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $41,819 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A      $  972
                              Class B      $1,989
                              Class C      $  724
                              Class R      $  126
                              Class T      $   53

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class T share class of the Fund for certain transfer agency expenses pursuant to a written

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED) (CONTINUED)

contractual commitment. This commitment will extend through at least August 31, 2007, and will not be terminated without prior notification to the Company's board of directors. For the period ended June 30, 2006, Class T was reimbursed $44, which reduced the amount paid to DTI to $9.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $1,541 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $7,520 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $79,865 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $1,956
                     Class B      $4,755          $1,585
                     Class C      $7,593          $2,531
                     Class T      $   15          $   15

During the period ended June 30, 2006, DSC retained $443 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,118 and $27 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD     AMOUNT OF WAIVER
                      -------------------------------------
                      9/1/05 to 8/31/06        $200,000
                      -------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $344, which reduced the amount paid to Mellon Bank to $4,515.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $997 for a trading error. This amount is not material to the Fund.

3.   FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2009         $29,494,922
                            2010         $50,083,635
                                         -----------
                                         $79,578,557
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Post-October Capital Loss Deferral      $   (555,661)
              -----------------------------------------------------
              Undistributed Ordinary Income           $    209,198
              -----------------------------------------------------
              Federal Tax Cost                        $205,495,969
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 11,422,110
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $ (7,817,386)
              -----------------------------------------------------
              Net Tax Appreciation                    $  3,604,724
              -----------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                 PERIOD ENDED                 YEAR ENDED
                                                 JUNE 30, 2006             DECEMBER 31, 2005
                                             SHARES        AMOUNT        SHARES        AMOUNT
CLASS A
------------------------------------------------------------------------------------------------
Sold                                         166,168   $    867,827      133,918   $    645,347
Dividends or Distributions Reinvested              0   $          0          258   $      1,321
Redeemed                                     (80,969)  $   (422,482)    (127,183)  $   (618,053)
                                          ------------------------------------------------------
Net Increase                                  85,199   $    445,345        6,993   $     28,615
                                          ======================================================
CLASS B
------------------------------------------------------------------------------------------------
Sold                                          13,148   $     65,902       13,761   $     63,612
Redeemed                                     (86,184)  $   (439,033)    (162,888)  $   (765,761)
                                          ------------------------------------------------------
Net Decrease                                 (73,036)  $   (373,131)    (149,127)  $   (702,149)
                                          ======================================================
CLASS C
------------------------------------------------------------------------------------------------
Sold                                          19,168   $     93,604      331,465   $  1,510,039
Dividends or Distributions Reinvested              0   $          0          275   $      1,336
Redeemed                                     (32,767)  $   (157,163)     (36,722)  $   (168,857)
                                          ------------------------------------------------------
Net Increase (Decrease)                      (13,599)  $    (63,559)     295,018   $  1,342,518
                                          ======================================================
CLASS F
------------------------------------------------------------------------------------------------
Sold                                         276,580   $  1,475,031      587,677   $  2,884,040
Dividends or Distributions Reinvested              0   $          0       71,482   $    373,127
Redeemed                                  (2,705,760)  $(14,415,612)  (6,113,337)  $(30,102,729)
                                          ------------------------------------------------------
Net Decrease                              (2,429,180)  $(12,940,581)  (5,454,178)  $(26,845,562)
                                          ======================================================
CLASS R
------------------------------------------------------------------------------------------------
Sold                                             454   $      2,396        4,796   $     23,193
Dividends or Distributions Reinvested              0   $          0          150   $        778
Redeemed                                     (36,864)  $   (195,389)      (2,559)  $    (12,075)
                                          ------------------------------------------------------
Net Increase (Decrease)                      (36,410)  $   (192,993)       2,387   $     11,896
                                          ======================================================
CLASS T
------------------------------------------------------------------------------------------------
Sold                                           2,545   $     13,106        1,538   $      7,232
Redeemed                                         (20)  $       (100)      (6,655)  $    (30,338)
                                          ------------------------------------------------------
Net Increase (Decrease)                        2,525   $     13,006       (5,117)  $    (23,106)
                                          ======================================================

5.   INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $142,876,578 and $157,580,438, respectively.

6.   LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

For More Information

DREYFUS FOUNDERS
EQUITY GROWTH FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0275SA0606

DREYFUS FOUNDERS
GROWTH FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                  9
Statement of Investments                                                      11
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF JOHN JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

EQUITY MARKETS END PERIOD LOWER

High crude oil prices persisted in the first half of 2006, and the Federal Reserve continued to lift interest rates, raising investors' concern about the outlook for inflation and the possibility of a subsequent recession. Against this economic backdrop, equity markets, in general, moved higher until mid-May, when they suffered a correction lasting through the end of the period.

     Dreyfus Founders Growth Fund compared favorably(1) to its benchmark, the Russell 1000 Growth Index, which posted a -0.93% return for the six months ended June 30, 2006.

STOCK SELECTION DROVE PERFORMANCE

The Fund continued to search for high-quality growth stocks by employing its fundamental-based, hands-on research investment strategy. We continued to meet with company management teams, talk to industry experts, and closely follow industry trends in an effort to uncover, stock-by-stock, the greatest growth potential for the portfolio.

     This approach toward stock selection benefited the Fund's relative performance, primarily in the consumer discretionary, consumer staples, materials and financials sectors, as strong stock picking provided a boost. Relative exposure to the aforementioned sectors, excluding the materials sector, also played a positive role in the Fund's return.

"THE FUND CONTINUED TO SEARCH FOR HIGH-QUALITY GROWTH STOCKS BY EMPLOYING ITS FUNDAMENTAL-BASED, HANDS-ON RESEARCH INVESTMENT STRATEGY."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 6 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

SECTORS BENEFITING THE FUND
Consumer Discretionary
Consumer Staples
Financials/Materials

Consumer discretionary holdings COMCAST CORPORATION, KOHL'S CORPORATION, BEST BUY COMPANY, INC. and Pixar, Inc. were among the strongest performing issues in the Fund during the period. Comcast benefited from strong demand for its products, primarily its multi-service bundled packages. Kohl's experienced improved revenue and earnings growth trends driven by higher sales as the department store industry saw a reduction in capacity. Best Buy's stock price rose on strong consumer spending on a variety of products, including HDTVs, MP3 players and digital video and photography equipment. Pixar saw its stock price increase on strong demand for its animated feature-length, family-friendly films.

     Notable performance was also exhibited by a number of individual stocks including SCHLUMBERGER LIMITED. High oil prices created an increased level of activity related to finding and developing new oil and gas fields. This heightened activity created strong demand and healthy pricing for the oil-services provider.

INDUSTRIALS, TELECOM AND UTILITIES UNDERPERFORMED

Strong economic growth provided a solid backdrop for industrials companies; many industrial companies' revenue generation is directly tied to the pace of

LARGEST EQUITY HOLDINGS (ticker symbol)
    1. GENERAL ELECTRIC COMPANY (GE)      3.65%
    2. MICROSOFT CORPORATION (MSFT)       3.37%
    3. GOOGLE, INC. CLASS A (GOOG)        2.76%
    4. EXXONMOBIL CORPORATION (XOM)       2.22%
    5. CISCO SYSTEMS, INC. (CSCO)         2.21%
    6. PROCTER & GAMBLE COMPANY (PG)      2.10%
    7. EMERSON ELECTRIC COMPANY (EMR)     2.06%
    8. ADOBE SYSTEMS, INC. (ADBE)         1.98%
    9. COLGATE-PALMOLIVE COMPANY (CL)     1.93%
   10. WYETH (WYG)                        1.87%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

                DREYFUS     RUSSELL
                FOUNDERS       1000
                GROWTH       GROWTH
             FUND-CLASS F    INDEX
             ------------   -------
 6/28/1996      $10,000     $10,000
 6/30/1997      $12,245     $13,134
 6/30/1998      $15,661     $17,257
 6/30/1999      $18,193     $21,962
 6/30/2000      $21,890     $27,598
 6/29/2001      $13,344     $17,615
 6/28/2002      $10,094     $12,949
 6/30/2003      $10,224     $13,330
 6/30/2004      $11,784     $15,713
 6/30/2005      $12,091     $15,977
 6/30/2006      $13,074     $16,954

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume changes in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1      5        10      SINCE
CLASS (Inception Date)        DATE+    YEAR   YEARS    YEARS   INCEPTION
------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)   (5.35%)    1.94%  (1.69%)     --    (9.11%)
Without sales charge         0.46%     8.15%  (0.52%)     --    (8.28%)
B SHARES (12/31/99)
With redemption*            (4.00%)    3.28%  (1.70%)     --    (8.96%)
Without redemption           0.00%     7.28%  (1.30%)     --    (8.96%)
C SHARES (12/31/99)
With redemption**           (0.90%)    6.28%  (1.30%)     --    (8.96%)
Without redemption           0.10%     7.28%  (1.30%)     --    (8.96%)
F SHARES (1/5/62)            0.46%     8.13%  (0.41%)   2.72%     N/A
R SHARES (12/31/99)          0.72%     8.75%  (0.17%)     --    (7.96%)
T SHARES (12/31/99)
With sales charge (4.50%)   (4.37%)    2.44%  (2.29%)     --    (9.57%)
Without sales charge         0.10%     7.25%  (1.39%)     --    (8.92%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

economic growth. However, a relative underweight position in this sector caused it to be the worst performing sector in the Fund.

     Unfavorable stock selection in the telecommunications sector also weighed on the Fund's relative return. A lack of exposure in the utilities sector, in which the Fund found no compelling growth stories, also detracted from Fund performance.

INDIVIDUAL STOCKS HURT PERFORMANCE

SECTORS DETRACTING FROM  THE FUND
Industrials
Telecommunication Services
Utilities

Select information technology stocks were among the weakest performing securities in the Fund. ADOBE SYSTEMS, INC. began upgrading the majority of its software products, from Acrobat Reader to the company's Creative Suite. As consumers awaited the launch of these upgraded products, new purchases were postponed, which created a slowing in revenue growth. As a result, Adobe moderated revenue and earnings growth expectations during the second quarter of 2006. MICROSOFT CORPORATION announced that the launch of its new operating system, Windows Vista, and the latest update to its office suite would be delayed until early 2007; investors had been expecting the launches during the fall of 2006. In addition, the company also indicated that spending levels for 2006 would be

                                     [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
31.12%   Information Technology
14.24%   Consumer Staples
12.47%   Health Care
10.69%   Consumer Discretionary
10.22%   Financials
 9.27%   Industrials
 4.03%   Energy
 1.53%   Materials
 0.50%   Telecommunication Services
 3.01%   Other
 2.92%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

elevated, as Microsoft is making investments to strengthen its position on the Internet. These investments came as a surprise to investors, who were subsequently forced to moderate their expectations for earnings growth. INTEL CORPORATION lost market share to a competitor, which resulted in poor revenue growth and margin deterioration.

     Health care holding BOSTON SCIENTIFIC CORPORATION acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators (ICDs), slackened, impacting a number of companies within the industry.

     Consumer discretionary issue Advance Auto Parts, Inc.'s stock price dropped during the period. The company was negatively affected by slowing customer traffic. In late June, the company announced that high gasoline prices, high interest rates and the burden of rising credit card payments had combined to dent customers' disposable income, and thus, the company's sales. As a result, Advance Auto Parts was forced to significantly lower sales and earnings guidance for 2006.

     As we move into the second half of 2006, we will continue to rely on our bottom-up research process to seek companies we believe are capable of posting strong future revenue growth at attractive valuations.


/s/ John B. Jares
-------------------------------------
John Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)        (6/30/06)    (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,004.60          $ 6.96
CLASS A HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS B ACTUAL            1,000.00        1,000.00           11.50
CLASS B HYPOTHETICAL      1,000.00        1,013.15           11.65
CLASS C ACTUAL            1,000.00        1,001.00           10.87
CLASS C HYPOTHETICAL      1,000.00        1,013.80           10.99
CLASS F ACTUAL            1,000.00        1,004.60            6.96
CLASS F HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS R ACTUAL            1,000.00        1,007.20            5.03
CLASS R HYPOTHETICAL      1,000.00        1,019.72            5.07
CLASS T ACTUAL            1,000.00        1,001.00           11.36
CLASS T HYPOTHETICAL      1,000.00        1,013.13           11.50

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect earnings credits.

          EXPENSE RATIO
-----------------------
CLASS A       1.40%
CLASS B       2.32%
CLASS C       2.19%
CLASS F       1.40%
CLASS R       1.01%
CLASS T       2.29%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.8%
AIRLINES--1.6%
    69,725   AMR Corporation*                                        $ 1,772,406
    63,900   Continental Airlines, Inc. Class B*                       1,904,216
    27,175   US Airways Group, Inc.*                                   1,373,425
                                                                     -----------
                                                                       5,050,047
                                                                     -----------
APPLICATION SOFTWARE--1.3%
    42,500   Autodesk, Inc.*                                           1,464,550
   200,775   BEA Systems, Inc.*                                        2,628,145
                                                                     -----------
                                                                       4,092,695
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
35,575 State Street Corporation                                        2,066,552
                                                                     -----------
BIOTECHNOLOGY--1.9%
    43,700   Amgen, Inc.*                                              2,850,551
    27,275   Genzyme Corporation*                                      1,665,139
    51,775   MedImmune, Inc.*                                          1,403,103
                                                                     -----------
                                                                       5,918,793
                                                                     -----------
BROADCASTING & CABLE TV--1.0%
   94,773    Comcast Corporation Special Class A*                      3,106,659
                                                                     -----------
CASINOS & GAMING--0.7%
   30,700    Harrah's Entertainment, Inc.                              2,185,226
                                                                     -----------
COMMUNICATIONS EQUIPMENT--3.9%
   353,025   Cisco Systems, Inc.*                                      6,894,579
   197,025   Motorola, Inc.                                            3,970,054
    36,125   QUALCOMM, Inc.                                            1,447,529
                                                                     -----------
                                                                      12,312,162
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL--1.3%
    75,387   Best Buy Company, Inc.                                    4,134,223
                                                                     -----------
COMPUTER HARDWARE--4.4%
    59,775   Apple Computer, Inc.*                                     3,414,348
    64,925   Dell, Inc.*                                               1,584,819
    76,450   Diebold, Inc.                                             3,105,399
   178,650   Hewlett-Packard Company                                   5,659,632
                                                                     -----------
                                                                      13,764,198
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--1.5%
   210,025   Seagate Technology*                                       4,754,966
                                                                     -----------
CONSUMER ELECTRONICS--0.6%
    20,175   Harman International Industries, Inc.                     1,722,340
                                                                     -----------
CONSUMER FINANCE--0.8%
    46,975   SLM Corporation                                           2,485,917
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
    55,700   Automatic Data Processing, Inc.                           2,525,995
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES--2.7%
   123,000   Federated Department Stores, Inc.                        $4,501,800
    46,250   J.C. Penney Company, Inc.                                 3,122,338
    15,075   Kohl's Corporation*                                         891,234
                                                                      ----------
                                                                       8,515,372
                                                                      ----------
DIVERSIFIED CHEMICALS--0.7%
    55,600   E.I. du Pont de Nemours and Company                       2,312,960
                                                                      ----------
DRUG RETAIL--1.6%
   111,450   Walgreen Company                                          4,997,418
                                                                      ----------
ELECTRICAL   COMPONENTS & EQUIPMENT--2.1%
    76,825   Emerson Electric Company                                  6,438,703
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    45,900   Agilent Technologies, Inc.*                               1,448,604
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.6%
    53,050   Waste Management, Inc.                                    1,903,434
                                                                      ----------
EXCHANGE TRADED FUNDS--3.0%
    81,825   iShares Russell 1000 Growth Index Fund                    4,128,071
    63,575   Nasdaq 100 Index Tracking Stock                           2,464,167
    22,125   SPDR Trust Series 1                                       2,812,309
                                                                      ----------
                                                                       9,404,547
                                                                      ----------
FOOD DISTRIBUTORS--1.4%
   140,900   Sysco Corporation                                         4,305,904
                                                                      ----------
FOOD RETAIL--1.6%
   187,100   Safeway, Inc.                                             4,864,600
                                                                      ----------
GENERAL MERCHANDISE STORES--1.2%
   156,475   Family Dollar Stores, Inc.                                3,822,684
                                                                      ----------
HEALTHCARE EQUIPMENT--2.8%
    31,550   Beckman Coulter, Inc.                                     1,752,603
   155,825   Boston Scientific Corporation*                            2,624,093
    14,150   Intuitive Surgical, Inc.*                                 1,669,276
    55,325   Medtronic, Inc.                                           2,595,849
                                                                      ----------
                                                                       8,641,821
                                                                      ----------
HEALTHCARE SERVICES--1.1%
    60,100   Medco Health Solutions, Inc.*                             3,442,528
                                                                      ----------
HEALTHCARE SUPPLIES--1.1%
    66,700   Advanced Medical Optics, Inc.*                            3,381,690
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--0.7%
    51,775   Electronic Arts, Inc.*                                    2,228,396
                                                                      ----------
HOME IMPROVEMENT RETAIL--0.9%
    75,900   Home Depot, Inc.                                          2,716,461
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.5%
    43,100   Marriott International, Inc. Class A                      1,642,972
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
   100,525   Colgate-Palmolive Company                               $ 6,021,448
   118,271   Procter & Gamble Company                                  6,575,868
                                                                     -----------
                                                                      12,597,316
                                                                     -----------
HYPERMARKETS & SUPER CENTERS--0.8%
    54,325   Wal-Mart Stores, Inc.                                     2,616,835
                                                                     -----------
INDUSTRIAL CONGLOMERATES--3.7%
   346,234   General Electric Company                                 11,411,873
                                                                     -----------
INTEGRATED OIL & GAS--2.2%
   112,925   ExxonMobil Corporation                                    6,927,949
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
    78,725   Sprint Nextel Corporation                                 1,573,713
                                                                     -----------
INTERNET RETAIL--0.3%
    32,825   eBay, Inc.*                                                 961,444
                                                                     -----------
INTERNET SOFTWARE & SERVICES--4.1%
    20,600   Google, Inc. Class A*                                     8,638,198
   128,800   Yahoo!, Inc.*                                             4,250,400
                                                                     -----------
                                                                      12,888,598
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--4.3%
   336,850   Charles Schwab Corporation                                5,382,863
    29,400   Goldman Sachs Group, Inc.                                 4,422,642
    37,000   Morgan Stanley                                            2,338,770
    91,725   TD Ameritrade Holding Corporation                         1,358,447
                                                                     -----------
                                                                      13,502,722
                                                                     -----------
IT CONSULTING & OTHER SERVICES--0.5%
    58,525   Accenture Limited Class A                                 1,657,428
                                                                     -----------
MOVIES & ENTERTAINMENT--1.0%
   102,580   Walt Disney Company                                       3,077,400
                                                                     -----------
MULTI-LINE INSURANCE--1.6%
    29,074   American International Group, Inc.                        1,716,820
    69,825   Assurant, Inc.                                            3,379,530
                                                                     -----------
                                                                       5,096,350
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--1.8%
    87,200   Schlumberger Limited                                      5,677,592
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
   104,475 JPMorgan Chase & Company                                    4,387,950
                                                                     -----------
PERSONAL PRODUCTS--2.3%
   113,150   Avon Products, Inc.                                       3,507,650
    93,850   Estee Lauder Companies, Inc. Class A                      3,629,180
                                                                     -----------
                                                                       7,136,830
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
    90,250   Johnson & Johnson                                      $  5,407,780
   140,519   Pfizer, Inc.                                              3,297,981
   161,525   Schering-Plough Corporation                               3,073,821
   131,300   Wyeth                                                     5,831,033
                                                                    ------------
                                                                      17,610,615
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.4%
    80,600   Allstate Corporation                                      4,411,238
                                                                    ------------
RAILROADS--0.8%
    26,000   Union Pacific Corporation                                 2,416,960
                                                                    ------------
SEMICONDUCTORS--4.6%
    40,575   Broadcom Corporation*                                     1,219,279
    50,025   Freescale Semiconductor, Inc. Class B*                    1,470,735
   145,809   Intel Corporation                                         2,763,081
   126,825   Linear Technology Corporation                             4,247,369
    93,825   Maxim Integrated Products, Inc.                           3,012,721
    53,100   Texas Instruments, Inc.                                   1,608,399
                                                                    ------------
                                                                      14,321,584
                                                                    ------------
SOFT DRINKS--1.8%
    93,000   PepsiCo, Inc.                                             5,583,720

SPECIALTY STORES--0.5%
    17,425   AutoZone, Inc.*                                           1,536,885

STEEL--0.8%
    45,250   Nucor Corporation                                         2,454,813

SYSTEMS SOFTWARE--6.8%
   204,000   Adobe Systems, Inc.*                                      6,193,440
   452,701   Microsoft Corporation                                    10,547,933
   219,975   Oracle Corporation*                                       3,187,438
    77,750   Symantec Corporation*                                     1,208,235
                                                                    ------------
                                                                      21,137,046
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$286,767,892)                                                 293,174,728
                                                                    ------------
COMMON STOCKS (FOREIGN)--3.3%

AEROSPACE & DEFENSE--0.6%
    48,275   Empresa Brasileira de Aeronautica SA Sponsored
             ADR (BR)                                                  1,760,589
                                                                    ------------
APPLICATION SOFTWARE--0.4%
    25,300   SAP AG Sponsored ADR (GE)                                 1,328,756
                                                                    ------------
PACKAGED FOODS & MEATS--0.8%
    61,900   Cadbury Schweppes Sponsored ADR (UK)                      2,402,958
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--1.5%
   237,025   ASM Lithography Holding NV NY Shares (NE)*                4,792,646
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$9,400,846)                                                    10,284,949
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.8%

SPECIAL PURPOSE ENTITY--2.8%
$8,800,000   CAFCO LLC  5.33% 7/3/06~                               $  8,797,394
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$8,797,394)                                           8,797,394
                                                                    ------------
TOTAL INVESTMENTS--99.9%
(TOTAL COST--$304,966,132)                                           312,257,071
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.1%                                      332,100
                                                                    ------------
NET ASSETS--100.0%                                                  $312,589,171
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $8,797,394, OR 2.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

ADR - AMERICAN DEPOSITARY RECEIPT
SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
BR - BRAZIL
GE - GERMANY
NE - NETHERLANDS
UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                    $ 304,966,132
                                                                  -------------
Investment securities, at market                                    312,257,071
Cash                                                                    170,797
Receivables:
   Investment securities sold                                         7,943,182
   Capital shares sold                                                  153,714
   Dividends and interest                                               280,663
Other assets                                                             11,547
                                                                  -------------
Total Assets                                                        320,816,974
                                                                  -------------

LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    7,516,537
   Capital shares redeemed                                              235,893
   Advisory fees                                                        198,271
   Shareholder servicing fees                                            28,340
   Accounting fees                                                       15,410
   Distribution fees                                                     95,733
   Transfer agency fees                                                  39,004
   Custodian fees                                                         2,076
   Directors' deferred compensation                                      11,547
   Other                                                                 84,992
                                                                  -------------
Total Liabilities                                                     8,227,803
                                                                  -------------
Net Assets                                                        $ 312,589,171
                                                                  =============

COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 981,218,925
Accumulated net investment loss                                        (565,630)
Accumulated net realized loss from security transactions           (675,355,063)
Net unrealized appreciation on investments                            7,290,939
                                                                  --------------
Total                                                             $ 312,589,171
                                                                  ==============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $  8,522,474
Shares Outstanding                                                       777,420
Net Asset Value, Redemption Price Per Share                         $      10.96
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                    $      11.63

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  5,447,753
Shares Outstanding                                                       520,969
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $      10.46

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,263,540
Shares Outstanding                                                       120,818
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $      10.46

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $295,251,224
Shares Outstanding                                                    26,780,434
Net Asset Value, Offering and Redemption Price Per Share            $      11.02

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $  2,032,663
Shares Outstanding                                                       181,653
Net Asset Value, Offering and Redemption Price Per Share            $      11.19

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     71,517
Shares Outstanding                                                         6,811
Net Asset Value, Redemption Price Per Share                         $      10.50
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                    $      10.99

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                          $  1,744,686
Interest                                                                202,517
Foreign taxes withheld                                                   (7,096)
                                                                   ------------
Total Investment Income                                               1,940,107
                                                                   ------------
EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                 1,291,391
Shareholder servicing fees--Note 2                                      172,448
Accounting fees--Note 2                                                 101,127
Distribution fees--Note 2                                               432,855
Transfer agency fees--Note 2                                            166,530
Registration fees                                                        30,475
Postage and mailing expenses                                             17,350
Custodian fees and expenses--Note 2                                       6,838
Printing expenses                                                        34,925
Legal and audit fees                                                     64,625
Directors' fees and expenses--Note 2                                     43,120
Other expenses                                                           42,978
                                                                   ------------
   Total Expenses                                                     2,404,662
   Earnings Credits                                                      (6,838)
                                                                   ------------
   Net Expenses                                                       2,397,824
                                                                   ------------
Net Investment Loss                                                    (457,717)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                           18,866,007
Net Change in Unrealized Appreciation/Depreciation of Investments   (15,864,679)
                                                                   ------------
Net Realized and Unrealized Gain                                      3,001,328
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  2,543,611
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------------------
Net Investment Loss                                       $   (457,717)      $   (773,131)
Net Realized Gain on Security Transactions                  18,866,007         38,521,459
Net Change in Unrealized Appreciation/Depreciation
   of Investments                                          (15,864,679)       (24,451,397)
                                                          ------------       ------------
Net Increase in Net Assets Resulting from Operations         2,543,611         13,296,931
                                                          ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From Net Investment Income
   Class A                                                           0            (19,905)
   Class F                                                           0         (1,261,946)
   Class R                                                           0            (13,251)
                                                          ------------       ------------
Net Decrease from Dividends and Distributions                        0         (1,295,102)
                                                          ------------       ------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                                   3,111,159         (1,032,110)
   Class B                                                  (4,318,660)        (3,049,516)
   Class C                                                     (99,091)          (552,479)
   Class F                                                 (38,795,833)       (86,019,465)
   Class R                                                      38,928         (9,087,141)
   Class T                                                       1,101            (31,280)
                                                          ------------       ------------
Net Decrease from Capital Share Transactions               (40,062,396)       (99,771,991)
                                                          ------------       ------------
Net Decrease in Net Assets                                 (37,518,785)       (87,770,162)
                                                          ------------       ------------
NET ASSETS
------------------------------------------------------------------------------------------
Beginning of Period                                       $350,107,956       $437,878,118
                                                          ------------       ------------
End of Period                                             $312,589,171       $350,107,956
                                                          ============       ============
Accumulated Net Investment Loss                           $   (565,630)      $   (107,913)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005         2004        2003      2002
                                                 --------------   --------------------------------------------
CLASS A SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $10.91        $10.53      $  9.79      $ 7.46    $ 10.53
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.01)(a)     (0.03)(a)    (0.02)(a)   (0.06)     (0.06)
Net realized and unrealized gains
   (losses) on securities                             0.06          0.45         0.72        2.39      (3.01)
                                                    ----------------------------------------------------------
Total from investment operations                      0.05          0.42         0.74        2.33      (3.07)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00         (0.04)        0.00        0.00       0.00
From net realized gains                               0.00          0.00         0.00        0.00       0.00
                                                    ----------------------------------------------------------
Total distributions                                   0.00         (0.04)        0.00        0.00       0.00
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $10.96        $10.91      $ 10.53      $ 9.79    $  7.46
                                                    ==========================================================
TOTAL RETURN(b)                                       0.46%         3.98%        7.56%      31.23%    (29.15%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $8,522        $5,505      $ 6,356      $6,452    $ 5,149
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.40%         1.49%        1.42%       1.66%      1.48%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.40%         1.47%        1.41%       1.66%      1.48%
Net investment income (loss)                         (0.21%)       (0.28%)       0.22%      (0.59%)    (0.56%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             121%          120%         107%        124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005        2004        2003      2002
                                                 --------------   ------------------------------------------
CLASS B SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $10.46        $10.14     $  9.50     $  7.30   $ 10.38
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.06)(a)     (0.11)(a)   (0.06)(a)   (0.17)    (0.18)
Net realized and unrealized gains
   (losses) on securities                             0.06          0.43        0.70        2.37     (2.90)
                                                 -----------------------------------------------------------
Total from investment operations                      0.00          0.32        0.64        2.20     (3.08)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00          0.00        0.00        0.00      0.00
From net realized gains                               0.00          0.00        0.00        0.00      0.00
                                                 -----------------------------------------------------------
Total distributions                                   0.00          0.00        0.00        0.00      0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $10.46        $10.46     $ 10.14     $  9.50   $  7.30
                                                 ===========================================================

TOTAL RETURN(b)                                       0.00%         3.16%       6.74%      30.14%   (29.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $5,448        $9,603     $12,406     $13,664   $11,603
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        2.32%         2.31%       2.22%       2.48%     2.22%
Expenses with reimbursements,
   earnings credits and brokerage offsets             2.32%         2.30%       2.22%       2.48%     2.22%
Net investment loss                                  (1.20%)       (1.11%)     (0.58%)     (1.41%)   (1.30%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             121%          120%        107%        124%      139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE  CUSTODIAN.  THESE  WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO  TURNOVER  RATE  IS A  MEASURE  OF  PORTFOLIO  ACTIVITY  THAT  IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             SIX
                                            MONTHS
                                             ENDED                   YEAR ENDED
                                           JUNE 30,                DECEMBER 31,
                                             2006      2005       2004       2003      2002
                                          ---------   --------------------------------------
CLASS C SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period      $10.45      $10.13     $ 9.48     $ 7.29   $ 10.36
--------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                        (0.06)(a)   (0.10)(a)  (0.05)(a)  (0.19)    (0.26)
Net realized and unrealized gains
   (losses) on securities                   0.07        0.42       0.70       2.38     (2.81)
                                          --------------------------------------------------
Total from investment operations            0.01        0.32       0.65       2.19     (3.07)
--------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                  0.00        0.00       0.00       0.00      0.00
From net realized gains                     0.00        0.00       0.00       0.00      0.00
                                          --------------------------------------------------
Total distributions                         0.00        0.00       0.00       0.00      0.00
--------------------------------------------------------------------------------------------
Net Asset Value, end of period            $10.46      $10.45     $10.13     $ 9.48   $  7.29
                                          ==================================================

TOTAL RETURN(b)                             0.10%       3.16%      6.86%     30.04%   (29.63%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $1,264      $1,362     $1,881     $1,774   $ 1,528
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                               2.20%       2.24%      2.16%      2.49%     2.37%
Expenses with reimbursements, earnings
   credits and brokerage offsets            2.19%       2.22%      2.16%      2.49%     2.37%
Net investment loss                        (1.04%)     (1.03%)    (0.49%)    (1.42%)   (1.46%)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                   121%        120%       107%       124%      139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE  CUSTODIAN.  THESE  WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO  TURNOVER  RATE  IS A  MEASURE  OF  PORTFOLIO  ACTIVITY  THAT  IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                        YEAR ENDED
                                                 ENDED JUNE 30,                     DECEMBER 31,
                                                      2006          2005          2004         2003       2002
                                                 --------------   ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $  10.97       $  10.58      $   9.83     $   7.48   $  10.53
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          (0.01)(a)      (0.02)(a)      0.03(a)     (0.17)     (0.22)
Net realized and unrealized gains (losses) on
   securities                                          0.06           0.45          0.72         2.52      (2.83)
                                                 -----------------------------------------------------------------
Total from investment operations                       0.05           0.43          0.75         2.35      (3.05)
------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00          (0.04)         0.00         0.00       0.00
From net realized gains                                0.00           0.00          0.00         0.00       0.00
                                                 -----------------------------------------------------------------
Total distributions                                    0.00          (0.04)         0.00         0.00       0.00
------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $  11.02       $  10.97      $  10.58     $   9.83   $   7.48
                                                 =================================================================
TOTAL RETURN                                           0.46%          4.08%         7.63%       31.42%    (28.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $295,251       $331,585      $406,550     $484,742   $443,307
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.40%          1.38%         1.33%        1.47%      1.38%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.40%          1.37%         1.33%        1.47%      1.37%
Net investment income (loss)                          (0.25%)        (0.18%)        0.30%       (0.41%)    (0.46%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                              121%           120%          107%         124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005        2004     2003       2002
                                                 --------------   ----------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $11.11       $10.69     $  9.89   $ 7.50    $ 10.57
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  0.01(a)      0.02(a)     0.07     0.01       0.01
Net realized and unrealized gains (losses) on
   securities                                          0.07         0.47        0.73     2.38      (3.08)
                                                 ---------------------------------------------------------
Total from investment operations                       0.08         0.49        0.80     2.39      (3.07)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.07)       0.00     0.00       0.00
From net realized gains                                0.00         0.00        0.00     0.00       0.00
                                                 ---------------------------------------------------------
Total distributions                                    0.00        (0.07)       0.00     0.00       0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $11.19       $11.11     $ 10.69   $ 9.89    $  7.50
                                                 =========================================================
TOTAL RETURN                                           0.72%        4.54%       8.09%   31.87%    (29.04%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $2,033       $1,982     $10,584   $8,792    $ 4,333
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.02%        1.05%       1.03%    1.13%      1.30%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.01%        1.04%       1.03%    1.13%      1.30%
Net investment income (loss)                           0.14%        0.15%       0.65%   (0.04%)    (0.34%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                              121%         120%        107%     124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                      YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006         2005        2004        2003       2002
                                                 --------------   -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $10.49       $10.17      $ 9.48      $ 7.27    $ 10.38
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                   (0.06)(a)    (0.10)(a)   (0.02)(a)   (0.30)     (0.56)
Net realized and unrealized gains (losses) on
   securities                                          0.07         0.42        0.71        2.51      (2.55)
                                                 ------------------------------------------------------------
Total from investment operations                       0.01         0.32        0.69        2.21      (3.11)
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         0.00        0.00        0.00       0.00
From net realized gains                                0.00         0.00        0.00        0.00       0.00
                                                 ------------------------------------------------------------
Total distributions                                    0.00         0.00        0.00        0.00       0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $10.50       $10.49      $10.17      $ 9.48    $  7.27
                                                 ============================================================
TOTAL RETURN(b)                                        0.10%        3.15%       7.28%      30.40%    (29.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $   72       $   71      $  100      $  220    $   208
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(c)                     2.29%        2.21%       1.79%       2.22%      2.78%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               2.29%        2.20%       1.79%       2.22%      2.78%
Net investment loss                                   (1.12%)      (1.01%)     (0.17%)     (1.15%)    (1.89%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                              121%         120%        107%        124%       139%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $152,250 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $67,050 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

            TRANSFER
          AGENCY FEES
---------------------
Class A     $ 4,470
---------------------
Class B     $12,083
---------------------
Class C     $ 1,214
---------------------
Class R     $     0
---------------------
Class T     $   263
---------------------

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $2,401 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $81,450 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $398,628 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

          DISTRIBUTION     SHAREHOLDER
              FEES       SERVICING FEES
---------------------------------------
Class A        N/A           $8,732
---------------------------------------
Class B      $29,039         $9,680
---------------------------------------
Class C      $ 5,103         $1,701
---------------------------------------
Class T      $    85         $   85
---------------------------------------

During the period ended June 30, 2006, DSC retained $895 and $47 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $8,488 and $66 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

TIME PERIOD         AMOUNT OF WAIVER
------------------------------------
9/1/05 to 8/31/06       $200,000
------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $0. The amount paid to Mellon Bank was $6,838.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $11,089 for a trading error. This amount is not material to the fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            -------------------------
                            2009         $481,174,758
                            -------------------------
                            2010         $209,975,954
                            -------------------------
                                         $691,150,712
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              ----------------------------------------------------
              Post-October Capital Loss Deferral      $   (947,792)
              ----------------------------------------------------
              Federal Tax Cost                        $305,689,282
              ----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 18,277,604
              ----------------------------------------------------
              Gross Tax Depreciation of Investments   $(11,709,815)
              ----------------------------------------------------
              Net Tax Appreciation                    $  6,567,789
              ----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                             PERIOD ENDED              YEAR ENDED
                                             JUNE 30, 2006          DECEMBER 31, 2005
                                         SHARES       AMOUNT      SHARES       AMOUNT
CLASS A
---------------------------------------------------------------------------------------
Sold                                     331,885   $ 3,774,944     56,086   $   588,334
Dividends or Distributions Reinvested          0   $         0      1,577   $    17,366
Redeemed                                 (59,099)  $  (663,785)  (156,471)  $(1,637,810)
                                        -----------------------------------------------
Net Increase (Decrease)                  272,786   $ 3,111,159    (98,808)  $(1,032,110)
                                        ===============================================
CLASS B
---------------------------------------------------------------------------------------
Sold                                       4,745   $    50,617     13,206   $   130,840
Redeemed                                (402,265)  $(4,369,277)  (317,903)  $(3,180,356)
                                        -----------------------------------------------
Net Decrease                            (397,520)  $(4,318,660)  (304,697)  $(3,049,516)
                                        ===============================================

                                               PERIOD ENDED                   YEAR ENDED
                                               JUNE 30, 2006              DECEMBER 31, 2005
                                          SHARES         AMOUNT         SHARES         AMOUNT
CLASS C
------------------------------------------------------------------------------------------------
Sold                                         9,489    $    103,014         7,980   $      80,497
Redeemed                                   (18,996)   $   (202,105)      (63,320)  $    (632,976)
                                        --------------------------------------------------------
Net Decrease                                (9,507)   $    (99,091)      (55,340)  $    (552,479)
                                        ========================================================

CLASS F
------------------------------------------------------------------------------------------------
Sold                                       714,226    $  8,075,169     1,864,857   $  19,477,463
Dividends or Distributions Reinvested            0    $          0       107,799   $   1,193,334
Redeemed                                (4,154,920)   $(46,871,002)  (10,161,828)  $(106,690,262)
                                        --------------------------------------------------------
Net Decrease                            (3,440,694)   $(38,795,833)   (8,189,172)  $ (86,019,465)
                                        ========================================================

CLASS R
------------------------------------------------------------------------------------------------
Sold                                        26,469    $    303,990       323,673   $   3,445,896
Dividends or Distributions Reinvested            0    $          0         1,182   $      13,251
Redeemed                                   (23,158)   $   (265,062)   (1,136,441)  $ (12,546,288)
                                        --------------------------------------------------------
Net Increase (Decrease)                      3,311    $     38,928      (811,586)  $  (9,087,141)
                                        ========================================================

CLASS T
------------------------------------------------------------------------------------------------
Sold                                           802    $      8,802           189   $       1,893
Redeemed                                      (712)   $     (7,701)       (3,345)  $     (33,173)
                                        --------------------------------------------------------
Net Increase (Decrease)                         90    $      1,101        (3,156)  $     (31,280)
                                        ========================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $202,943,314 and $254,389,682 respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

                       This page intentionally left blank.

For More Information

DREYFUS FOUNDERS
GROWTH FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0213SA0606

DREYFUS FOUNDERS
INTERNATIONAL
EQUITY FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       19
Statements of Changes in Net Assets                                           20
Financial Highlights                                                          21
Notes to Financial Statements                                                 27

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF REMI J. BROWNE]

[PHOTO OF JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT, AND JEFFREY
R. SULLIVAN, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

VOLATILE MARKETS

During the period, international equity markets continued their three-year rally. Merger-and-acquisition (M&A) activity increased and strong earnings announcements overcame significant tightening in global monetary policy. Investor sentiment was boosted by benign inflation, historically low interest rates and an ongoing economic expansion, primarily driven by the United States. However, later in the period, investors became concerned about numerous economic issues that prompted a reversal in global markets. These macroeconomic issues included a slowdown in the housing market, U.S. dollar weakness, rising consumer prices and the continued interest rate increases by the Federal Reserve and a move away from quantitative easing by the Bank of Japan. Against this backdrop, global equity markets suffered a major sell-off beginning in the middle of May and lasting until mid-June.

     For the six-month period ended June 30, 2006, Dreyfus Founders International Equity Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index, which returned 10.06%, during the same period, but outperformed(1) its other benchmark, the MSCI World ex U.S. Growth Index, which returned 9.35%.

STOCK-BY-STOCK STRATEGY REMAINED IN PLACE

The positioning of the Fund was not substantially altered during the period, as we continued our investment

                "OUR STOCK-PICKING STRATEGY PROVED BENEFICIAL TO
                        THE FUND ON A RELATIVE BASIS..."

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States. The total return figures cited for this index assume change in securities prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

strategy of picking stocks whose growth potential was high and whose valuations were attractive. Our stock-picking strategy proved beneficial to the Fund on a relative basis, as stock selection overall was a boon to the Fund's return.

COUNTRIES BOOSTED RELATIVE PERFORMANCE

For the six-month period, the United Kingdom (U.K.) and Germany provided the largest positive impact to relative Fund performance due to strong stock selection. German equities rallied as the IFO business sentiment index hit new highs, companies began to invest in personnel again and a more business-friendly government was put in place.

     Favorable stock selection in Hong Kong and a substantial relative overweight position in oil-exporting Norway also boosted the Fund's return for the period.

MATERIALS AND FINANCIALS OUTPACED OTHER FUND SECTORS

The materials sector was the strongest performing sector in the Fund, as commodity prices experienced strong appreciation during the period. Increased M&A activity aided the sector, with large bids indicating the robust metals cycle was expected to continue. Diversified mining stocks also held up during the period after tremendous price appreciation during 2005. Within the Fund, several top-performing holdings came from the materials sector. The U.K.-based metals and mining company XSTRATA PLC had a strong run as the company benefited not only from the solid pricing environment, but also by making quality, strategic acquisitions. BHP BILLITON LIMITED, an Australian company which is the largest diversified mining firm in the world, rallied as copper, zinc and iron ore prices continued to defy gravity and reached new highs. THYSSENKRUPP AG benefited from the merger of France's Arcelor SA and Mittal Steel Company N.V. The $30 billion merger put many steel companies in focus as potential takeover candidates.

     The Fund's strong stock picking was also made evident in the performance of the financials sector within the Fund. Dutch financials giant ING GROEP N.V. performed well during the period, as a result of healthy demand in the corporate insurance lines and solid performance within ING Direct and its retail banking division. The firm also released first quarter 2006 results that were better than expected, and the shares of the company advanced as a result.

SECTORS BENEFITING THE FUND
Materials
Telecommunication Services
Financials

OTHER IMPORTANT CONTRIBUTORS

Other notable performers during the period include information technology (IT) issue CANON, INC. and health care holding Schering AG. Japanese firm Canon experienced stronger-than-expected demand in the United States for its products. American sales were up 14.6% year-on-year in the first quarter, driven by increased demand for laser printers. German pharmaceuticals provider Schering AG benefited from a bidding war for the company. The stock rose 50% during the period and the Fund sold its position, as it appeared the risk/reward trade-off no longer favored holding the shares.

COUNTRY-SPECIFIC STOCK-PICKING WEIGHED ON PERFORMANCE

When viewing country-specific performance within the Fund, the main detractor overall was weak stock selection, primarily in Sweden, Denmark, Spain and France.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

 1.   GLAXOSMITHKLINE PLC (United Kingdom; GSK)                            3.08%
 2.   ROCHE HOLDING AG (Switzerland; RO.G)                                 2.88%
 3.   BHP BILLITON LIMITED (Australia; BHP)                                2.71%
 4.   SANOFI-AVENTIS (France; SAN)                                         2.41%
 5.   BP PLC (United Kingdom; BP)                                          2.30%
 6.   ING GROEP NV (Netherlands; ING.C)                                    2.24%
 7.   CANON, INC. (Japan; 7751)                                            2.07%
 8.   SONY CORPORATION (Japan; 6758)                                       1.81%
 9.   BRITISH AMERICAN TOBACCO PLC (United Kingdom; BATS)                  1.76%
10.   HONDA MOTOR COMPANY LIMITED (Japan; 7267)                            1.75%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

               DREYFUS
              FOUNDERS
            INTERNATIONAL       MSCI
                EQUITY        WORLD EX
             FUND-CLASS F    U.S. INDEX
             ------------   -----------
 6/28/1996      $10,000       $10,000
 6/30/1997      $12,051       $11,353
 6/30/1998      $14,708       $12,068
 6/30/1999      $15,122       $12,957
 6/30/2000      $21,628       $15,392
 6/29/2001      $14,674       $11,723
 6/28/2002      $11,127       $10,618
 6/30/2003      $ 9,828       $10,026
 6/30/2004      $13,282       $13,229
 6/30/2005      $15,276       $15,154
 6/30/2006      $19,319       $19,229

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-     1       5       10      SINCE
CLASS (Inception Date)        DATE+     YEAR   YEARS   YEARS   INCEPTION
------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)     3.44%    19.13%  4.35%     --     (3.11%)
Without sales charge          9.75%    26.42%  5.59%     --     (2.22%)

B SHARES (12/31/99)
With redemption*              5.38%    21.56%  4.49%     --     (2.95%)
Without redemption            9.38%    25.56%  4.82%     --     (2.95%)

C SHARES (12/31/99)
With redemption**             8.40%    24.62%  4.80%     --     (2.98%)
Without redemption            9.40%    25.62%  4.80%     --     (2.98%)

F SHARES (12/29/95)           9.81%    26.46%  5.65%   6.81%     7.86%
R SHARES (12/31/99)           9.95%    26.85%  5.94%     --     (1.93%)

T SHARES (12/31/99)
With sales charge (4.50%)     4.71%    20.55%  4.39%     --     (3.15%)
Without sales charge          9.65%    26.22%  5.36%     --     (2.46%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, expense limitations, and adjustments for financial statement purposes. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

INDUSTRIALS, CONSUMER DISCRETIONARY AND ENERGY STOCKS HURT FUND

With global growth potentially peaking, analysts began to downgrade the industrials sector by the end of the period. International capital goods companies faced rising global interest rates, currency strength and a more mature economic cycle. These underlying issues, combined with poor stock selection, caused industrials to have the biggest negative impact on the Fund during the first half of 2006. EADS, a French-listed aerospace company, announced a profit warning in June as delays of the new Airbus A380 series of commercial jets will negatively impact earnings going forward. A.P. Moller-Maersk A/S, the Danish chartered shipping vessel operator, was unable to grow its share price during the period. Costs increased faster than anticipated, primarily due to the price of bunker fuel, which weighed on profitability across the board.

SECTORS DETRACTING FROM THE FUND
Industrials
Consumer Discretionary
Energy

Poor stock selection in the consumer discretionary and energy sectors also weighed on relative performance. Japanese home appliances and computer retailer Yamada Denki Company Limited's stock price fell as a result of profit taking. Oil- and gas-services provider TRICAN WELL SERVICE LIMITED released fourth

                                    [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS

20.39%   Japan
20.19%   United Kingdom
10.09%   France
 8.00%   Switzerland
 7.80%   Germany
 5.99%   Canada
 4.69%   Australia
 3.56%   Netherlands
 3.22%   Spain
 3.13%   Italy
11.49%   Other Countries
 1.45%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

quarter 2005 results that were in line with forecasts. The stock, however, dropped as a result of the deterioration in North American gas prices.

UNDERPERFORMERS FOUND IN STRONGER SECTORS

Underperforming stocks were also found in the Fund's strong-performing financials and health care sectors. ORIX CORPORATION, the Japanese direct finance lease and operating lease provider, saw its stock price fall as the firm was hindered by delays in real-estate transactions between Orix and subsidiary Orix Jreit. Pharmaceutical manufacturer MERCK KGAA experienced weakness in its share price due to increased competition in a market segment and a failed acquisition bid for Schering AG.

     We have been cautiously optimistic regarding international markets due to the relatively strong returns generated by the world's big exporters, Japan and Germany, and the seemingly limitless appetite for commodity stocks. We believe the pullback in equity markets experienced between May 11 and June 13 was likely a cyclical correction, not the beginning of a secular bear market. Economic fundamentals have improved across Europe and Japan, which should help offset a slowdown in U.S. consumption.

     As always, our focus is on seeking companies with improving business momentum and attractive valuations, regardless of sector or country, or the direction of the market.


/s/ Remi J. Browne,                     /s/ Jeffrey R. Sullivan,
-------------------------------------   ----------------------------------------
Remi J. Browne, CFA                     Jeffrey R. Sullivan, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,097.50          $ 7.28
CLASS A HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS B ACTUAL            1,000.00        1,093.80           11.16
CLASS B HYPOTHETICAL      1,000.00        1,014.00           10.79
CLASS C ACTUAL            1,000.00        1,094.00           11.16
CLASS C HYPOTHETICAL      1,000.00        1,014.00           10.79
CLASS F ACTUAL            1,000.00        1,098.10            7.28
CLASS F HYPOTHETICAL      1,000.00        1,017.77            7.03
CLASS R ACTUAL            1,000.00        1,099.50            5.99
CLASS R HYPOTHETICAL      1,000.00        1,019.02            5.77
CLASS T ACTUAL            1,000.00        1,096.50            8.58
CLASS T HYPOTHETICAL      1,000.00        1,016.51            8.28

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.40%
CLASS B       2.15%
CLASS C       2.15%
CLASS F       1.40%
CLASS R       1.15%
CLASS T       1.65%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--94.5%
ADVERTISING--0.6%
   21,300   WPP Group PLC (UK)                                       $  257,784
                                                                     ----------
AIRLINES--1.1%
   73,800   British Airways PLC (UK)*                                   467,732
                                                                     ----------
ALUMINUM--0.8%
   7,500   Alcan, Inc. (CA)                                             351,317
                                                                     ----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
   8,400   Compagnie Financiere Richemont AG (SZ)                       384,754
   4,500   Gildan Activewear, Inc. (CA)*                                212,806
                                                                     ----------
                                                                        597,560
                                                                     ----------
APPLICATION SOFTWARE--0.6%
   1,250   SAP AG (GE)                                                  263,654
                                                                     ----------
AUTOMOBILE MANUFACTURERS--1.7%
   23,400   Honda Motor Company Limited (JA)                            742,240
                                                                     ----------
BIOTECHNOLOGY--1.1%
   11,900   CSL Limited (AU)                                            475,310
                                                                     ----------
BREWERS--3.4%
    7,400   Heineken NV (NE)                                            313,776
   12,600   InBev NV (BE)                                               618,074
   13,400   Kirin Brewery Company Limited (JA)                          210,648
    6,600   Orkla ASA (NW)                                              305,884
                                                                     ----------
                                                                      1,448,382
                                                                     ----------
BROADCASTING & CABLE TV--0.6%
   9,800   Shaw Communications, Inc. Class B (CA)                       276,978
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.2%
   109,000   Foxconn International Holdings Limited (HK)*               232,981
    34,000   Nokia Oyj (FI)                                             694,091
                                                                     ----------
                                                                        927,072
                                                                     ----------
COMPUTER HARDWARE--1.4%
   45,000   Fujitsu Limited (JA)                                        348,785
   35,000   Toshiba Corporation (JA)                                    228,460
                                                                     ----------
                                                                        577,245
                                                                     ----------

AU    Australia
AT    Austria
BE    Belgium
CA    Canada
DE    Denmark
FI    Finland
FR    France
GE    Germany
GR    Greece
HK    Hong Kong
IE    Ireland
IT    Italy
JA    Japan
KR    South Korea
NE    Netherlands
NW    Norway
PT    Portugal
SG    Singapore
SP    Spain
SW    Sweden
SZ    Switzerland
UK    United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
    11,100   ACS, Actividades de Construccion y Servicios SA (SP)    $  462,997
                                                                     ----------
CONSTRUCTION MATERIALS--0.9%
    30,400   Rinker Group Limited (AU)                                  370,258
                                                                     ----------
CONSUMER ELECTRONICS--2.9%
    22,000   Matsushita Electric Industrial Company Limited (JA)        464,261
    17,400   Sony Corporation (JA)                                      767,826
                                                                     ----------
                                                                      1,232,087
                                                                     ----------
CONSUMER FINANCE--0.8%
     1,440   Orix Corporation (JA)                                      351,695
                                                                     ----------
DEPARTMENT STORES--0.5%
     1,700   PPR SA (FR)                                                216,795
                                                                     ----------
DISTILLERS & VINTNERS--0.7%
    18,300    Diageo PLC (UK)                                           307,763
                                                                     ----------
DIVERSIFIED BANKS--7.3%
    82,600   Banca Intesa SPA (IT)                                      483,894
    15,400   Banco Santander Central Hispano SA (SP)                    224,953
    19,919   Barclays PLC (UK)                                          226,336
     5,607   BNP Paribas SA (FR)                                        536,818
    34,300   Capitalia SPA (IT)                                         281,446
    18,200   HBOS PLC (UK)                                              316,346
    12,700   HSBC Holdings PLC (UK)                                     223,448
     6,700   Royal Bank of Scotland Group PLC (UK)                      220,277
     3,900   Societe Generale (FR)                                      573,676
                                                                     ----------
                                                                      3,087,194
                                                                     ----------
DIVERSIFIED CAPITAL MARKETS--2.4%
    13,100   Credit Suisse Group (SZ)                                   732,897
     2,470   UBS AG (SZ)                                                270,718
                                                                     ----------
                                                                      1,003,615
                                                                     ----------
DIVERSIFIED CHEMICALS--1.2%
     6,300   BASF AG (GE)                                               505,579
                                                                     ----------
DIVERSIFIED METALS & MINING--6.4%
    53,400   BHP Billiton Limited (AU)                                1,150,777
     6,100   Teck Cominco Limited Class B (CA)                          366,011
    20,900   Vedanta Resources PLC (UK)                                 526,751
    17,900   Xstrata PLC (UK)                                           678,532
                                                                     ----------
                                                                      2,722,071
                                                                     ----------
ELECTRIC UTILITIES--1.8%
     2,000   E.ON AG (GE)                                               230,238
   104,300   International Power PLC (UK)                               548,694
                                                                     ----------
                                                                        778,932
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
     3,300  Schneider Electric SA (FR)                                  344,014
    38,000  Sumitomo Electric Industries Limited (JA)                   556,519
                                                                     ----------
                                                                        900,533
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    3,100   TDK Corporation (JA)                                     $  235,669
                                                                     ----------
FOOD RETAIL--1.0%
    5,900   Delhaize Group (BE)                                         409,030
                                                                     ----------
HEAVY ELECTRICAL EQUIPMENT--1.2%
   66,300   Mitsubishi Electric Corporation (JA)                        531,257
                                                                     ----------
HOTELS,  RESORTS & CRUISE LINES--0.6%
   60,000   First Choice Holidays PLC (UK)                              253,791
                                                                     ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.6%
   36,300   Michael Page International PLC (UK)                         235,265
                                                                     ----------
INDUSTRIAL MACHINERY--1.4%
    9,600   Atlas Copco AB Class A (SW)                                 266,785
    4,300   Man AG (GE)                                                 311,747
                                                                     ----------
                                                                        578,532
                                                                     ----------
INTEGRATED OIL & GAS--5.6%
   35,100   BG Group PLC (UK)                                           468,930
   83,819   BP PLC (UK)                                                 977,217
    7,200   Repsol YPF SA (SP)                                          206,201
    7,400   Royal Dutch Shell PLC Class A (NE)                          249,038
    7,332   Total SA (FR)                                               482,517
                                                                     ----------
                                                                      2,383,903
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.8%
   79,400   BT Group PLC (UK)                                           351,266
   28,600   Telefonica SA (SP)                                          476,301
   29,400   Telenor ASA (NW)                                            355,403
                                                                     ----------
                                                                      1,182,970
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--2.1%
   33,300   Daiwa Securities Group, Inc. (JA)                           396,900
   25,600   Nomura Holdings, Inc. (JA)                                  479,832
                                                                     ----------
                                                                        876,732
                                                                     ----------
LIFE & HEALTH INSURANCE--0.5%
    7,200   Manulife Financial Corporation (CA)                         228,132
                                                                     ----------
MOVIES & ENTERTAINMENT--1.6%
   19,700   Vivendi SA (FR)                                             690,432
                                                                     ----------
MULTI-LINE INSURANCE--1.8%
   16,200   Aviva PLC (UK)                                              229,310
    3,900   Baloise Holding Limited (SZ)                                299,693
    1,100   Zurich Financial Services AG (SZ)                           241,125
                                                                     ----------
                                                                        770,128
                                                                     ----------
OFFICE ELECTRONICS--2.1%
   18,000   Canon, Inc. (JA)                                            882,384
                                                                     ----------
OIL & GAS DRILLING--0.5%1
    6,300   Precision Drilling Trust (CA)                               209,379
                                                                     ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
   12,000   Trican Well Service Limited (CA)                         $  239,721
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
   19,200   Eni SPA (IT)                                                565,587
   11,000   Norsk Hydro ASA (NW)                                        291,571
                                                                     ----------
                                                                        857,158
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
   24,200   ING Groep NV (NE)                                           951,223
                                                                     ----------
PACKAGED FOODS & MEATS--0.6%
      790   Nestle SA Registered (SZ)                                   248,127
                                                                     ----------
PAPER PACKAGING--0.5%
   25,500   Rengo Company Limited (JA)                                  192,743
                                                                     ----------
PHARMACEUTICALS--10.6%
    4,000   AstraZeneca Group PLC (UK)                                  241,420
   46,900   GlaxoSmithKline PLC (UK)                                  1,310,390
    5,180   Merck KGaA (GE)                                             471,752
    7,420   Roche Holding AG (SZ)                                     1,226,552
   10,500   Sanofi-Aventis (FR)                                       1,024,751
    3,500   Takeda Pharmaceuticals Company Limited (JA)                 217,756
                                                                     ----------
                                                                      4,492,621
                                                                     ----------
RAILROADS--1.1%
   11,000   Canadian National Railway Company (CA)                      480,480
                                                                     ----------
SEMICONDUCTOR EQUIPMENT--2.3%
    7,000   Silicon-On-Insulator Technologies (FR)*                     207,099
    3,700   Sumco Corporation (JA)                                      210,800
    8,000   Tokyo Electron Limited (JA)                                 559,245
                                                                     ----------
                                                                        977,144
                                                                     ----------
SEMICONDUCTORS--0.4%
   12,700   ATI Technologies, Inc. (CA)*                                184,533
                                                                     ----------
SOFT DRINKS--0.9%
   12,900   Coca-Cola Hellenic Bottling Company SA (GR)                 384,459
                                                                     ----------
STEEL--0.8%
   10,300   ThyssenKrupp AG (GE)                                        351,765
                                                                     ----------
TIRES & RUBBER--1.2%
    5,100   Continental AG (GE)                                         522,003
                                                                     ----------
TOBACCO--1.8%
   29,700   British American Tobacco PLC (UK)                           747,992
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS--2.4%
   30,900   Mitsubishi Corporation (JA)                                 616,974
   28,000   Mitsui & Company Limited (JA)                               395,386
                                                                     ----------
                                                                      1,012,360
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
    4,200   Bouygues SA (FR)                                         $   215,963
   96,900   China Mobile Limited (HK)                                    553,978
                                                                     -----------
                                                                         769,941
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$30,853,577)                                                   40,204,667
                                                                     -----------
PREFERRED STOCKS (FOREIGN)--1.6%
HEALTHCARE EQUIPMENT--1.6%
    3,970   Fresenius AG Preferred (GE)                                  661,108
                                                                     -----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$597,066)                                                         661,108
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.3%
SPECIAL PURPOSE ENTITY--3.3%
$1,400,000   CAFCO LLC 5.33% 7/3/06~                               $ 1,399,585
                                                                   -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$1,399,585)                                         1,399,585
                                                                   -----------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$32,850,228)                                           42,265,360
                                                                   -----------
OTHER ASSETS AND LIABILITIES--0.6%                                     268,894
                                                                   -----------
NET ASSETS--100.0%                                                 $42,534,254
                                                                   ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $1,399,585, OR 3.3%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                     $ 32,850,228
                                                                   -------------
Investment securities, at market                                     42,265,360
Cash                                                                    136,846
Foreign currency (cost $-759)                                               240
Cash used for collateral on futures                                      43,124
Receivables:
   Investment securities sold                                           701,063
   Capital shares sold                                                    8,295
   Dividends and interest                                                42,511
   From adviser                                                          18,424
   Daily variation on futures contracts                                  17,207
Other assets                                                             55,558
                                                                   -------------
Total Assets                                                         43,288,628
                                                                   -------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      608,512
   Capital shares redeemed                                               53,801
   Advisory fees                                                         25,483
   Shareholder servicing fees                                             7,998
   Accounting fees                                                        3,396
   Distribution fees                                                      4,428
   Transfer agency fees                                                  11,247
   Custodian fees                                                           325
   To transfer agent                                                        174
   Directors' deferred compensation                                      11,874
   Other                                                                 27,136
                                                                   -------------
Total Liabilities                                                       754,374
                                                                   -------------
Net Assets                                                         $ 42,534,254
                                                                   =============
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $ 55,468,923
Undistributed net investment income                                     324,078
Accumulated net realized loss from security
   and foreign currency transactions                                (22,723,251)
Net unrealized appreciation on investments
   and foreign currency translation                                   9,464,504
                                                                   -------------
Total                                                              $ 42,534,254
                                                                   =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $27,669,809
Shares Outstanding                                                     1,875,571
Net Asset Value, Redemption Price Per Share                          $     14.75
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                        $     15.65

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,420,229
Shares Outstanding                                                        98,937
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.35

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   587,589
Shares Outstanding                                                        41,039
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.32

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $12,599,081
Shares Outstanding                                                       852,522
Net Asset Value, Offering and Redemption Price Per Share             $     14.78

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $    85,190
Shares Outstanding                                                         5,711
Net Asset Value, Offering and Redemption Price Per Share             $     14.92

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $   172,356
Shares Outstanding                                                        11,759
Net Asset Value, Redemption Price Per Share                          $     14.66
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                     $     15.35

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $   713,697
Interest                                                                  7,182
Foreign taxes withheld                                                  (88,224)
                                                                    -----------
Total Investment Income                                                 632,655
                                                                    -----------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   211,190
Shareholder servicing fees--Note 2                                       48,854
Accounting fees--Note 2                                                  21,117
Distribution fees--Note 2                                                24,454
Transfer agency fees--Note 2                                             27,974
Registration fees                                                        31,030
Postage and mailing expenses                                              1,176
Custodian fees and expenses--Note 2                                      26,779
Printing expenses                                                        16,570
Legal and audit fees                                                      7,980
Directors' fees and expenses--Note 2                                      4,907
Other expenses                                                           18,060
                                                                    -----------
   Total Expenses                                                       440,091
   Earnings Credits                                                      (2,305)
   Reimbursed/Waived Expenses                                          (127,244)
   Expense Offset to Broker Commissions                                  (6,075)
                                                                    -----------
   Net Expenses                                                         304,467
                                                                    -----------
Net Investment Income                                                   328,188
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on:
   Security Transactions                                              4,603,253
   Closing of Futures Contracts                                         (46,414)
   Foreign Currency Transactions                                          2,757
                                                                    -----------
Net Realized Gain                                                     4,559,596
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation                   (1,005,526)
                                                                    -----------
Net Realized and Unrealized Gain                                      3,554,070
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 3,882,258
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED       YEAR ENDED
OPERATIONS                                             JUNE 30, 2006    DECEMBER 31, 2005
-----------------------------------------------------------------------------------------
Net Investment Income                                  $    328,188        $   336,399
Net Realized Gain on Security and Foreign
   Currency Transactions                                  4,559,596          3,931,706
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation       (1,005,526)           683,031
                                                     ----------------   -----------------
Net Increase in Net Assets Resulting from
   Operations                                             3,882,258          4,951,136
                                                     ----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
From Net Investment Income
Class A                                                           0           (221,917)
Class B                                                           0             (3,527)
Class C                                                           0             (1,574)
Class F                                                           0           (100,227)
Class R                                                           0               (750)
Class T                                                           0               (912)
                                                     ----------------   -----------------
Net Decrease from Dividends and Distributions                     0           (328,907)
                                                     ----------------   -----------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
Class A                                                    (346,830)        (2,546,598)
Class B                                                    (729,564)          (529,010)
Class C                                                     (50,302)            42,438
Class F                                                     (13,564)          (729,040)
Class R                                                       8,426             (4,365)
Class T                                                      16,642            (48,533)
                                                     ----------------   -----------------
Net Decrease from Capital Share Transactions             (1,115,192)        (3,815,108)
                                                     ----------------   -----------------
Net Increase in Net Assets                                2,767,066            807,121
                                                     ----------------   -----------------

NET ASSETS
-----------------------------------------------------------------------------------------
Beginning of Period                                    $ 39,767,188        $38,960,067
                                                     ----------------   -----------------
End of Period                                          $ 42,534,254        $39,767,188
                                                     ================   =================
Undistributed (Accumulated) Net Investment
   Income (Loss)                                       $    324,078        $    (4,110)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                       SIX MONTHS                   YEAR ENDED
                                                     ENDED JUNE 30,                DECEMBER 31,
                                                          2006          2005      2004      2003      2002
                                                     --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                     $ 13.44      $ 11.90   $  9.77   $  7.19   $ 10.03
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.12         0.12      0.08      0.06      0.01
Net realized and unrealized gains (losses) on
   securities                                               1.19         1.54      2.14      2.59     (2.84)
                                                     -------------------------------------------------------
Total from investment operations                            1.31         1.66      2.22      2.65     (2.83)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                  0.00        (0.12)    (0.09)    (0.07)    (0.01)
From net realized gains                                     0.00         0.00      0.00      0.00      0.00
                                                     -------------------------------------------------------
Total distributions                                         0.00        (0.12)    (0.09)    (0.07)    (0.01)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                           $ 14.75      $ 13.44   $ 11.90   $  9.77   $  7.19
                                                     =======================================================
TOTAL RETURN(a)                                             9.75%       13.93%    22.69%    36.84%   (28.19%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $27,670      $25,519   $25,076   $22,432   $18,217
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                          1.44%        1.44%     1.42%     1.41%     1.40%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                        1.40%        1.40%     1.40%     1.40%     1.40%
Net investment income                                       1.60%        0.94%     0.74%     0.80%     0.13%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                    68%          54%       85%      144%      220%

(a.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.00% (2006), 2.15% (2005), 2.05% (2004), 2.48%
     (2003) AND 2.18% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       SIX MONTHS                      YEAR ENDED
                                                     ENDED JUNE 30,                   DECEMBER 31,
                                                          2006         2005       2004           2003       2002
                                                     --------------   ------     ------         ------    ---------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                     $13.12       $11.63     $ 9.55         $ 7.03    $  9.87
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                               0.04(a)      0.02(a)    0.00(a, b)    (0.08)     (0.11)
Net realized and unrealized gains (losses) on
   securities                                              1.19         1.49       2.08           2.61      (2.73)
                                                     --------------------------------------------------------------
Total from investment operations                           1.23         1.51       2.08           2.53      (2.84)
-------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                 0.00        (0.02)      0.00          (0.01)      0.00
From net realized gains                                    0.00         0.00       0.00           0.00       0.00
                                                     --------------------------------------------------------------
Total distributions                                        0.00        (0.02)      0.00          (0.01)      0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                           $14.35       $13.12     $11.63         $ 9.55    $  7.03
                                                     ==============================================================
TOTAL RETURN(c)                                            9.38%       13.02%     21.78%         35.95%    (28.77%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                         $1,420       $1,966     $2,281         $2,372    $ 2,201
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(d)                         2.18%        2.19%      2.16%          2.16%      2.16%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                       2.15%        2.15%      2.15%          2.15%      2.15%
Net investment income (loss)                               0.63%        0.21%      0.00%          0.07%     (0.61%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                   68%          54%        85%           144%       220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.89% (2006), 3.04% (2005), 2.85% (2004), 3.32%
     (2003) AND 2.91% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005      2004          2003      2002
                                                 --------------   ----------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.09       $11.61    $ 9.53        $ 7.02   $  9.86
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.06(a)      0.02(a)   0.00(a),(b)  (0.26)    (0.29)
Net realized and unrealized gains
   (losses) on securities                              1.17         1.50      2.08          2.77     (2.55)
                                                 ---------------------------------------------------------
Total from investment operations                       1.23         1.52      2.08          2.51     (2.84)
----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.04)     0.00          0.00      0.00
From net realized gains                                0.00         0.00      0.00          0.00      0.00
                                                 ---------------------------------------------------------
Total distributions                                    0.00        (0.04)     0.00          0.00      0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.32       $13.09    $11.61        $ 9.53   $  7.02
                                                 =========================================================
TOTAL RETURN(c)                                        9.40%       13.05%    21.83%        35.76%   (28.80%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $  588       $  584    $  476        $  482   $   532
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)         2.19%        2.20%     2.16%         2.16%     2.16%
Expenses with reimbursements,
   earnings credits and brokerage offsets              2.15%        2.15%     2.15%         2.15%     2.15%
Net investment income (loss)                           0.82%        0.14%     0.03%         0.08%    (0.63%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                               68%          54%       85%          144%      220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.75% (2006), 2.94% (2005), 2.87% (2004), 3.25%
     (2003) AND 3.11% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                   YEAR ENDED
                                                 ENDED JUNE 30,                DECEMBER 31,
                                                      2006          2005       2004     2003      2002
                                                 --------------   -------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                $ 13.46       $ 11.92    $  9.78   $ 7.18   $ 10.03
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.12          0.11(a)    0.08(a) (0.01)    (0.05)
Net realized and unrealized gains (losses) on
   securities                                          1.20          1.55       2.14     2.68     (2.79)
                                                 ------------------------------------------------------
Total from investment operations                       1.32          1.66       2.22     2.67     (2.84)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         (0.12)     (0.08)   (0.07)    (0.01)
From net realized gains                                0.00          0.00       0.00     0.00      0.00
                                                 ------------------------------------------------------
Total distributions                                    0.00         (0.12)     (0.08)   (0.07)    (0.01)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $ 14.78       $ 13.46    $ 11.92   $ 9.78   $  7.18
                                                 ======================================================
TOTAL RETURN                                           9.81%        13.91%     22.70%   37.17%   (28.30%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $12,599       $11,485    $10,885   $9,837   $ 9,321
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.44%         1.44%      1.41%    1.40%     1.40%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.40%         1.40%      1.40%    1.40%     1.40%
Net investment income                                  1.61%         0.92%      0.76%    0.80%     0.12%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                               68%           54%        85%     144%      220%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.13% (2006), 2.28% (2005), 2.10% (2004), 2.52%
     (2003) AND 2.13% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                  YEAR ENDED
                                                 ENDED JUNE 30,               DECEMBER 31,
                                                      2006         2005      2004     2003      2002
                                                 --------------   ------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.57       $12.01    $ 9.82    $ 7.22   $ 10.08
Income from investment operations:
Net investment income                                  0.14(a)      0.14(a)   0.13(a)   0.09      0.02
Net realized and unrealized gains (losses) on
   securities                                          1.21         1.57      2.17      2.60     (2.85)
                                                 -----------------------------------------------------
Total from investment operations                       1.35         1.71      2.30      2.69     (2.83)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00        (0.15)    (0.11)    (0.09)    (0.03)
From net realized gains                                0.00         0.00      0.00      0.00      0.00
                                                 -----------------------------------------------------
Total distributions                                    0.00        (0.15)    (0.11)    (0.09)    (0.03)
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.92       $13.57    $12.01    $ 9.82   $  7.22
                                                 =====================================================
TOTAL RETURN                                           9.95%       14.22%    23.45%    37.27%   (28.10%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $   85       $   70    $   66    $3,146   $ 2,470
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings
   credits or brokerage offsets(b)                     1.19%        1.20%     1.15%     1.15%     1.16%
Expenses with reimbursements, earnings credits
   and brokerage offsets                               1.15%        1.15%     1.15%     1.15%     1.15%
Net investment income                                  1.92%        1.15%     1.21%     1.03%     0.27%
Portfolio turnover rate(c)                               68%          54%       85%      144%      220%
------------------------------------------------------------------------------------------------------

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.99% (2006), 3.35% (2005), 1.65% (2004), 1.95%
     (2003) AND 1.71% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2006          2005       2004       2003        2002
                                                 --------------   -------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period                 $13.37        $11.84     $ 9.70     $ 7.14     $  9.97
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           0.10(b)       0.08(b)    0.06(b)    0.00(a)    (0.10)
Net realized and unrealized gains
   (losses) on securities                              1.19          1.54       2.11       2.61       (2.73)
                                                 ------------------------------------------------------------
Total from investment operations                       1.29          1.62       2.17       2.61       (2.83)
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                             0.00         (0.09)     (0.03)     (0.05)       0.00
From net realized gains                                0.00          0.00       0.00       0.00        0.00
                                                 ------------------------------------------------------------
Total distributions                                    0.00         (0.09)     (0.03)     (0.05)       0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $14.66        $13.37     $11.84     $ 9.70     $  7.14
                                                 ============================================================
TOTAL RETURN(c)                                        9.65%        13.65%     22.42%     36.58%     (28.39%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $  172        $  143     $  175     $  172     $   158
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(d)         1.69%         1.69%      1.66%      1.65%       1.65%
Expenses with reimbursements,
   earnings credits and brokerage offsets              1.65%         1.65%      1.65%      1.65%       1.65%
Net investment income (loss)                           1.43%         0.67%      0.57%      0.67%      (0.12%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                               68%           54%        85%       144%        220%

(a.) NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(d.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.54% (2006), 2.81% (2005), 2.44% (2004), 2.88%
     (2003) AND 4.00% (2002).

(e.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian and expense offsets to broker commissions) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent written contractual commitment. For the period ended June 30, 2006, $111,070 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $11,711 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $4,643 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                        TRANSFER
                                       AGENCY FEES
                             ---------------------
                             Class A     $17,561
                             ---------------------
                             Class B     $ 2,443
                             ---------------------
                             Class C     $   390
                             ---------------------
                             Class R     $   148
                             ---------------------
                             Class T     $   340
                             ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $296 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $2,449 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $15,555 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A,

Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                  FEES        SERVICING FEES
                     ---------------------------------------
                     Class A         N/A         $34,042
                     ---------------------------------------
                     Class B      $6,451         $ 2,150
                     ---------------------------------------
                     Class C      $2,245         $   748
                     ---------------------------------------
                     Class T      $  203         $   203
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $630 and $317 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,060 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06      $200,000
                      ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $16,174, which reduced the amount paid to Mellon Bank to $10,605.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3.   FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2008         $ 3,805,803
                            ------------------------
                            2009         $10,099,981
                            ------------------------
                            2010         $ 5,986,171
                            ------------------------
                            2011         $ 7,339,094
                            ------------------------
                                         $27,231,049
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Post-October Capital Loss Deferral      $     (2,188)
              -----------------------------------------------------
              Undistributed Ordinary Income           $      4,737
              -----------------------------------------------------
              Federal Tax Cost                        $ 32,900,895
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $  9,798,894
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $   (434,429)
              -----------------------------------------------------
              Net Tax Appreciation                    $  9,364,465
              -----------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                             PERIOD ENDED              YEAR ENDED
                                             JUNE 30, 2006          DECEMBER 31, 2005
                                         SHARES       AMOUNT      SHARES       AMOUNT

CLASS A
----------------------------------------------------------------------------------------
Sold                                      93,370   $ 1,342,179     48,763   $   599,013
Dividends or Distributions Reinvested          0   $         0     15,907   $   210,698
Redeemed                                (116,978)  $(1,689,009)  (272,133)  $(3,356,309)
                                        ------------------------------------------------
Net Decrease                             (23,608)  $  (346,830)  (207,463)  $(2,546,598)
                                        ================================================
CLASS B
----------------------------------------------------------------------------------------
Sold                                      15,057   $   210,994     22,161   $   266,981
Dividends or Distributions Reinvested          0   $         0        212   $     2,770
Redeemed                                 (66,005)  $  (940,558)   (68,649)  $  (798,761)
                                        ------------------------------------------------
Net Decrease                             (50,948)  $  (729,564)   (46,276)  $  (529,010)
                                        ================================================
CLASS C
----------------------------------------------------------------------------------------
Sold                                       1,112   $    16,180     13,942   $   162,011
Dividends or Distributions Reinvested          0   $         0         52   $       684
Redeemed                                  (4,726)  $   (66,482)   (10,373)  $  (120,257)
                                        ------------------------------------------------
Net Increase (Decrease)                   (3,614)  $   (50,302)     3,621   $    42,438
                                        ================================================
CLASS F
----------------------------------------------------------------------------------------
Sold                                     125,549   $ 1,824,959    129,124   $ 1,589,753
Dividends or Distributions Reinvested          0   $         0      7,163   $    95,978
Redeemed                                (126,235)  $(1,838,523)  (196,116)  $(2,414,771)
                                        ------------------------------------------------
Net Decrease                                (686)  $   (13,564)   (59,829)  $  (729,040)
                                        ================================================

                                             PERIOD ENDED         YEAR ENDED
                                             JUNE 30, 2006    DECEMBER 31, 2005
                                           SHARES    AMOUNT   SHARES   AMOUNT

CLASS R
--------------------------------------------------------------------------------
Sold                                         574    $ 8,426       75   $  1,000
Dividends or Distributions Reinvested          0    $     0       55   $    750
Redeemed                                       0    $     0     (518)  $ (6,115)
                                           -------------------------------------
Net Increase (Decrease)                      574    $ 8,426     (388)  $ (4,365)
                                           =====================================
CLASS T
--------------------------------------------------------------------------------
Sold                                       1,392    $20,779      111   $  1,276
Dividends or Distributions Reinvested          0    $     0       66   $    881
Redeemed                                    (297)   $(4,137)  (4,290)  $(50,690)
                                           -------------------------------------
Net Increase (Decrease)                    1,095    $16,642   (4,113)  $(48,533)
                                           =====================================

5.   INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $16,578,034 and $18,355,359, respectively.

6.   FUTURES CONTRACTS

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to mark to market on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Contracts open at June 30, 2006 are as follows:

                                                                 UNREALIZED
                        CONTRACTS   MARKET VALUE   EXPIRATION   APPRECIATION
----------------------------------------------------------------------------
CONTRACTS TO PURCHASE
----------------------------------------------------------------------------
MSCI Pan Euro               28       $  774,889      9/15/06       $32,250
----------------------------------------------------------------------------
Topix Index                  2       $  277,787       9/7/06       $ 6,960
----------------------------------------------------------------------------
                                     $1,052,676                    $39,210
                                     ==========                    =======

7. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

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

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

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

For More Information

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0360SA0606

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       18
Statements of Changes in Net Assets                                           19
Financial Highlights                                                          20
Notes to Financial Statements                                                 26

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF DANIEL CROWE]

A DISCUSSION WITH PORTFOLIO MANAGER DANIEL CROWE, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

MARKET GAINS WANED AS PERIOD ENDS

The majority of growth indexes started the year with significant gains based on strong corporate earnings growth and a belief that the Federal Reserve was near the end of its tightening cycle. However, most of these gains were reversed during the latter part of the period, due to three main factors. Firstly, signs of increased inflation based on consumer price index (CPI) data and continued price increases for many commodities, especially oil, negatively affected the market. Secondly, investors became concerned with not only whether the Federal Reserve's inflation fighting credentials were strong, but also that the Fed was using backward-looking data in its rate decisions, and that this could potentially lead to higher interest rates, causing a recession. Lastly, housing prices began to weaken, and the potential impact of this on consumer spending and the economy as a whole played a part in the market reversal.

     For the six-month period ended June 30, 2006, midcap growth indexes registered modest gains, while large-cap growth indexes realized small declines. Dreyfus Founders Mid-Cap Growth Fund outperformed its benchmark, the Russell Midcap Growth Index, which returned 2.56% for the six-month period.

PORTFOLIO COMPOSITION SHIFTS

Although there were no significant changes to the number of holdings or the cash level of the Fund, exposure to the information technology sector was modestly increased toward the end of the period, based on more reasonable valuations and company-specific opportunities. This shift, however, had a minimal impact on the relative performance of the Fund.

     During the period, we also chose to not hold any positions in home building firms due to concerns regarding increased interest rates and signs of rampant speculation in many housing markets.

STRONG STOCK SELECTION BOOSTED RELATIVE PERFORMANCE

The Fund's relative outperformance during the first half of the year was mainly attributable to strong stock selection, primarily within the materials, industrials, information technology, financials and health care sectors, and to a lesser extent by an overweight relative position in the materials sector.

"THE FUND'S RELATIVE OUTPERFORMANCE WAS MAINLY ATTRIBUTABLE TO STRONG STOCK SELECTION."

SECTORS BENEFITING THE FUND
Materials
Health Care
Information Technology

     As referred to above, solid stock picking in the materials sector, paired with a substantial overweight position, provided the largest boon to the Fund's relative performance for the period. Among some of the more notable materials issues held by the Fund were Allegheny Technologies and Nucor Corporation. Allegheny delivered robust earnings based on strong demand for high-performance metals, an improvement within the company's flat-rolled products, and substantial operating leverage due to continued cost-reduction efforts by the company. Nucor's stock price increased on an improved outlook for the steel industry. Industry consolidation has led to a better pricing environment and greater earnings stability; the company increased its earnings guidance for the first quarter based on improved pricing within the steel industry.

     Strong performing industrials stocks also aided the Fund's return, as did select health care, industrials and consumer discretionary names. Pharmaceutical development company Covance, Inc. experienced strong earnings momentum in the first half of 2006, driven by increased demand for its drug research and development (R&D) services. Underlying market growth was driven by the trend towards outsourcing more pharmaceutical R&D spending to companies like Covance, rather than large drug companies doing in-house R&D.

     Commercial printing company CENVEO, INC.'s stock price saw an increase during the period as the company's new management team substantially improved Cenveo's cost structure, allowing the company to move from a loss in 2005 to substantial positive earnings and cash flow in 2006. Strong revenue growth for THOMAS AND BETTS CORPORATION'S electrical business drove strong operating leverage, which led analysts to substantially increase earnings estimates for the company for the rest of the year.

     Consumer discretionary issue SCIENTIFIC GAMES CORPORATION saw its share price appreciate during the period due to new instant lottery business contracts and a greater appreciation for potential earnings growth from various international opportunities.

     The Fund's performance also benefited from a settlement payment received by the Fund in a class action lawsuit related to prior Fund investments.

SELECT SECURITIES WEIGHED ON FUND PERFORMANCE

Poor overall stock picking in the energy sector, combined with an underweight position, did not prove advantageous to the Fund's relative performance for the period. Energy stock PATTERSON-UTI ENERGY, INC. contributed to the Fund's underperformance in this sector. Declines in the price of natural gas led to investor concern that the company's profitability would begin to decline after years of increases.

     As mentioned above, although relative stock selection in the health care, information technology and consumer discretionary sectors produced a positive impact for the Fund, select holdings within these sectors underperformed. A provider of pharmacy services to long-term care institutions, OMNICARE, INC.'s share price declined due to a number of near-term concerns including Part D

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  MICROS SYSTEMS, INC. (MCRS)                                            3.28%
2.  HARMAN INTERNATIONAL INDUSTRIES, INC. (HAR)                            3.25%
3.  BALL CORPORATION (BLL)                                                 3.20%
4.  CENVEO, INC. (CVO)                                                     2.88%
5.  THERAVANCE, INC. (THRX)                                                2.82%
6.  DADE BEHRING HOLDINGS, INC. (DADE)                                     2.81%
7.  SHIRE PLC ADR (SHP)                                                    2.74%
8.  SEAGATE TECHNOLOGY (SGAT)                                              2.58%
9.  OMNICARE, INC. (OCR)                                                   2.55%
10. ALLEGHENY TECHNOLOGIES, INC. (ATI)                                     2.45%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                    [CHART]

             DREYFUS FOUNDERS
              MID-CAP GROWTH    RUSSELL MID-CAP
               FUND-CLASS F       GROWTH INDEX
 6/28/1996        $10,000.00        $10,000.00
 6/30/1997        $11,441.86        $11,759.33
 6/30/1998        $13,735.19        $14,583.46
 6/30/1999        $13,143.09        $17,545.58
 6/30/2000        $18,150.31        $26,071.41
 6/29/2001        $11,627.73        $17,856.29
 6/28/2002        $ 9,024.07        $13,153.48
 6/30/2003        $ 8,905.72        $14,120.31
 6/30/2004        $11,243.10        $17,978.97
 6/30/2005        $12,397.00        $19,932.29
 6/30/2006        $15,592.40        $22,531.45

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The Russell 1000 Index measures, the performance of the largest 1,000 publicly traded U. S. companies. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                                YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)            DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
----------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)         3.82%    18.35%    4.25%        --      (2.46%)
Without sales charge             10.26%    25.55%    5.49%        --      (1.57%)

B SHARES (12/31/99)
With redemption*                  5.60%    20.30%    4.49%        --      (2.26%)
Without redemption                9.60%    24.30%    4.82%        --      (2.26%)

C SHARES (12/31/99)
With redemption**                 8.95%    23.62%    4.61%        --      (2.41%)
Without redemption                9.95%    24.62%    4.61%        --      (2.41%)

F SHARES (9/8/61)                10.25%    25.78%    6.04%      4.54%       N/A

R SHARES (12/31/99)              10.36%    26.09%    5.73%        --      (1.40%)

T SHARES (12/31/99)
With sales charge (4.50%)         4.74%    18.83%    3.46%        --      (3.14%)
Without sales charge              9.71%    24.30%    4.39%        --      (2.45%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with mid-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

Medicare pricing and regulatory investigations by the attorneys general of the states of Ohio and Michigan.

     Softness within the personal computer market led to a decline in SEAGATE TECHNOLOGIES, INC.'s stock price during the period, as investors were not willing to value the potential future synergies from the company's acquisition of Maxtor Corporation. Furthermore, investors remained skeptical that a more consolidated industry would lead to a more stable pricing environment. A product transition cycle within the video gaming industry led to lower-than-expected sales and earnings for ACTIVISION, INC. Increases in game development costs also impacted near-term earnings for the company.

SECTORS DETRACTING FROM THE FUND
Energy
Consumer Staples
Utilities

     Consumer discretionary holding ADVANCED AUTO PARTS, INC.'s share price weakness in the first half of 2006 was caused by a shortfall in revenues and earnings. Weakness in the low-end consumer market, coupled with tough year-over-year comparisons, caused the company to lower guidance. Consumer product provider JARDEN CORPORATION experienced a difficult fourth quarter of 2005, which impacted its share price in the first quarter of 2006. Issues associated with the company's integration of the Holmes(R) and FoodSaver(R) businesses into its consumer solutions segment plagued the company's stock. Specific issues included a decrease in orders for the Holmes products due to a less lenient return policy because of the integration. Additionally, Jarden faced raw materials pressures, which outpaced the rate of price increases, causing margin contraction. Publisher R.H. DONNELLEY CORPORATION underperformed in the first half of 2006 on investor concerns over competitive threats via the Internet and integration risks presented by the

PORTFOLIO COMPOSITION OF NET ASSETS

                                    [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
23.35%  Information Technology
20.07%  Health Care
16.26%  Consumer Discretionary
10.18%  Industrials
 7.51%  Materials
 7.32%  Energy
 6.79%  Financials
 3.22%  Telecommunicatn Services
 1.20%  Consumer Staples
 4.10%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

recent acquisition of Dex Media, Inc. A highly leveraged balance sheet exacerbated these concerns.

     As we head into the second half of 2006, the Fund was slightly more aggressively positioned. Weakness during the second quarter of 2006 led to attractive entry points for some information technology companies, as well as for some companies that we believe have strong long-term positioning in attractive growth markets.

     In conclusion, we will continue to focus on our bottom-up investment process and will work diligently to seek the most attractive mix of potential reward and limited risk.


/s/ Daniel E. Crowe
-------------------------------------
Daniel Crowe, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,102.60          $ 6.88
CLASS A HYPOTHETICAL      1,000.00        1,018.17            6.63

CLASS B ACTUAL            1,000.00        1,096.00           11.75
CLASS B HYPOTHETICAL      1,000.00        1,013.45           11.35

CLASS C ACTUAL            1,000.00        1,099.50           11.19
CLASS C HYPOTHETICAL      1,000.00        1,014.00           10.79

CLASS F ACTUAL            1,000.00        1,102.50            6.83
CLASS F HYPOTHETICAL      1,000.00        1,018.22            6.58

CLASS R ACTUAL            1,000.00        1,103.60            5.58
CLASS R HYPOTHETICAL      1,000.00        1,019.42            5.37

CLASS T ACTUAL            1,000.00        1,097.10           11.23
CLASS T HYPOTHETICAL      1,000.00        1,013.95           10.84

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.32%
CLASS B       2.26%
CLASS C       2.15%
CLASS F       1.31%
CLASS R       1.07%
CLASS T       2.16%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--87.2%

ADVERTISING--1.6%
    43,500   R.H. Donnelley Corporation*                              $2,352,045
                                                                      ----------
AIRLINES--1.4%
    82,000   AMR Corporation*                                          2,084,440
                                                                      ----------
ALTERNATIVE CARRIERS--1.5%
   500,000   Level 3 Communications, Inc.*                             2,220,000
                                                                      ----------
APPLICATION SOFTWARE--5.0%
   166,000   Altiris, Inc.*                                            2,994,640
   160,000   BEA Systems, Inc.*                                        2,094,400
    87,500   Blackboard, Inc.*                                         2,534,000
                                                                      ----------
                                                                       7,623,040
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
    13,000   Legg Mason, Inc.                                          1,293,760
                                                                      ----------
AUTOMOTIVE RETAIL--1.4%
    71,500   Advance Auto Parts, Inc.                                  2,066,350
                                                                      ----------
BIOTECHNOLOGY--2.8%
   100,000   Senomyx, Inc.*                                            1,443,000
    75,500   Vertex Pharmaceuticals, Inc.*                             2,771,605
                                                                      ----------
                                                                       4,214,605
                                                                      ----------
CASINOS & GAMING--3.1%
    80,000   Scientific Games Corporation*                             2,849,600
    24,200   Wynn Resorts Limited*                                     1,773,860
                                                                      ----------
                                                                       4,623,460
                                                                      ----------
COMMERCIAL PRINTING--2.9%
   242,000   Cenveo, Inc.*                                             4,343,900
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.0%
   585,000   JDS Uniphase Corporation*                                 1,480,050
                                                                      ----------
COMPUTER HARDWARE--1.7%
    64,000   Diebold, Inc.                                             2,599,680
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--2.6%
   172,000   Seagate Technology*                                       3,894,080
                                                                      ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
   155,000   JLG Industries, Inc.                                      3,487,500
                                                                      ----------
CONSUMER ELECTRONICS--3.3%
    57,500   Harman International Industries, Inc.                     4,908,775
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
    36,000   Paychex, Inc.                                             1,403,280
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
    33,450   Thomas and Betts Corporation*                             1,715,985
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.1%
   100,000   Agilent Technologies, Inc.*                              $3,156,000
    71,600   FLIR Systems, Inc.*                                       1,579,496
                                                                      ----------
                                                                       4,735,496
                                                                      ----------
GENERAL MERCHANDISE STORES--1.0%
    60,500   Family Dollar Stores, Inc.                                1,478,015
                                                                      ----------
HEALTHCARE EQUIPMENT--1.6%
    21,000   Intuitive Surgical, Inc.*                                 2,477,370
                                                                      ----------
HEALTHCARE SERVICES--2.6%
    81,200   Omnicare, Inc.                                            3,850,504
                                                                      ----------
HEALTHCARE SUPPLIES--4.8%
   102,000   Dade Behring Holdings, Inc.                               4,247,280
    49,700   DENTSPLY International, Inc.                              3,011,820
                                                                      ----------
                                                                       7,259,100
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE--1.0%
   130,500   Activision, Inc.*                                         1,485,090
                                                                      ----------
HOME FURNISHING RETAIL--2.2%
    99,500   Bed Bath & Beyond, Inc.*                                  3,300,415
                                                                      ----------
HOUSEWARES & SPECIALTIES--1.7%
    86,500   Jarden Corporation*                                       2,633,925
                                                                      ----------
METAL & GLASS CONTAINERS--3.2%
   130,500   Ball Corporation                                          4,833,720
                                                                      ----------
MOVIES & ENTERTAINMENT--2.1%
   157,000   Live Nation*                                              3,196,520
                                                                      ----------
OIL & GAS DRILLING--1.0%
    54,000   Patterson-UTI Energy, Inc.                                1,528,740
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--3.8%
    93,500   BJ Services Company                                       3,483,810
    46,000   Weatherford International Limited*                        2,282,520
                                                                      ----------
                                                                       5,766,330
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
    44,500   Bill Barrett Corporation*                                 1,317,645
    50,000   Newfield Exploration Company*                             2,447,000
                                                                      ----------
                                                                       3,764,645
                                                                      ----------
PACKAGED FOODS & MEATS--1.2%
    40,500   J. M. Smucker Company                                     1,810,350
                                                                      ----------
PHARMACEUTICALS--4.0%
    86,000   MGI Pharma, Inc.*                                         1,849,000
   186,000   Theravance, Inc.*                                         4,255,680
                                                                      ----------
                                                                       6,104,680
                                                                      ----------
REAL ESTATE MANAGEMET & DEVELOPMENT--1.9%
   115,850   CB Richard Ellis Group, Inc.*                             2,884,665
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS--4.7%
   110,000   Cypress Semiconductor Corporation*                     $  1,599,400
    98,400   Freescale Semiconductor, Inc. Class B*                    2,892,960
    80,000   Maxim Integrated Products, Inc.                           2,568,800
                                                                    ------------
                                                                       7,061,160
                                                                    ------------
STEEL--4.3%
    53,500   Allegheny Technologies, Inc.                              3,704,340
    51,700   Nucor Corporation                                         2,804,725
                                                                    ------------
                                                                       6,509,065
                                                                    ------------
SYSTEMS SOFTWARE--3.3%
   113,500   MICROS Systems, Inc.*                                     4,957,680
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.4%
    14,500   The PMI Group, Inc.                                         646,410
                                                                    ------------
TRUCKING--1.5%
    93,100   J.B. Hunt Transport Services, Inc.                        2,319,121
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
    85,050   American Tower Corporation*                               2,646,756
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$120,596,286)                                                 131,560,707
                                                                    ------------
COMMON STOCKS (FOREIGN)--8.7%
AEROSPACE & DEFENSE--0.9%
    38,800   Empresa Brasileira de Aeronautica SA
             Sponsored ADR (BR)                                        1,415,036
                                                                    ------------
HEALTHCARE EQUIPMENT--1.5%
    37,500   Mettler-Toledo International, Inc. (SZ)*                  2,271,375
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--1.7%
    65,150   Lazard Limited Class A (BD)                               2,632,060
                                                                    ------------
MULTI-LINE INSURANCE--1.9%
    47,000   Arch Capital Group Limited (BD)*                          2,794,620
                                                                    ------------
PHARMACEUTICALS--2.7%
    93,500   Shire PLC ADR (UK)                                        4,135,505
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,501,014)                                                   13,248,596
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--3.8%
SPECIAL PURPOSE ENTITY--3.8%
$5,800,000   CAFCO LLC 5.33% 7/3/06~                                $  5,798,283
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES (AMORTIZED COST--$5,798,283)          5,798,283
                                                                    ------------
TOTAL INVESTMENTS--99.7%
(TOTAL COST--$137,895,583)                                           150,607,586
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.3%                                       398,058
                                                                    ------------
NET ASSETS--100.0%                                                  $151,005,644
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,798,283, OR 3.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

     ADR - AMERICAN DEPOSITARY RECEIPT
     BR - BRAZIL
     BD - BERMUDA
     SZ - SWITZERLAND
     UK - UNITED KINGDOM

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS
-------------------------------------------------------------------------------
Investment securities, at cost                                     $137,895,583
                                                                   ------------
Investment securities, at market                                    150,607,586
Cash                                                                    173,003
Receivables:
   Capital shares sold                                                  581,130
   Dividends and interest                                                59,507
Other assets                                                             38,544
                                                                   ------------
Total Assets                                                        151,459,770
                                                                   ------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Capital shares redeemed                                              254,723
   Advisory fees                                                         95,259
   Shareholder servicing fees                                            15,056
   Accounting fees                                                        7,127
   Distribution fees                                                     32,503
   Transfer agency fees                                                   9,049
   Custodian fees                                                         1,357
   Directors' deferred compensation                                      38,544
   Other                                                                    508
                                                                   ------------
Total Liabilities                                                       454,126
                                                                   ------------
Net Assets                                                         $151,005,644
                                                                   ============
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $159,301,855
Accumulated net investment loss                                        (536,330)
Accumulated net realized loss from security transactions            (20,471,884)
Net unrealized appreciation on investments                           12,712,003
                                                                   ------------
Total                                                              $151,005,644
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                          $ 21,474,770
Shares Outstanding                                                     4,162,286
Net Asset Value, Redemption Price Per Share                         $       5.16
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                    $       5.47

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                          $  1,893,037
Shares Outstanding                                                       385,171
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.91

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                          $  1,467,797
Shares Outstanding                                                       302,260
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share           $       4.86

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                          $124,780,573
Shares Outstanding                                                    23,690,458
Net Asset Value, Offering and Redemption Price Per Share            $       5.27

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                          $  1,325,474
Shares Outstanding                                                       254,110
Net Asset Value, Offering and Redemption Price Per Share            $       5.22

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                          $     63,993
Shares Outstanding                                                        13,167
Net Asset Value, Redemption Price Per Share                         $       4.86
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                    $       5.09

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $   258,910
Interest                                                                125,677
Foreign taxes withheld                                                   (1,576)
                                                                    -----------
Total Investment Income                                                 383,011
                                                                    -----------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   545,641
Shareholder servicing fees--Note 2                                       83,584
Accounting fees--Note 2                                                  40,676
Distribution fees--Note 2                                                83,853
Transfer agency fees--Note 2                                             35,002
Registration fees                                                        31,930
Postage and mailing expenses                                              4,920
Custodian fees and expenses--Note 2                                       3,187
Printing expenses                                                        22,010
Legal and audit fees                                                     20,640
Directors' fees and expenses--Note 2                                     14,520
Other expenses                                                           16,815
                                                                    -----------
   Total Expenses                                                       902,778
   Earnings Credits                                                      (3,167)
   Reimbursed/Waived Expenses                                               (20)
   Expense Offset to Broker Commissions                                  (1,775)
                                                                    -----------
   Net Expenses                                                         897,816
                                                                    -----------
Net Investment Loss                                                    (514,805)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON SECURITY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain on Security Transactions                            9,920,442
Net Change in Unrealized Appreciation/Depreciation of Investments     2,125,001
                                                                    -----------
Net Realized and Unrealized Gain                                     12,045,443
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $11,530,638
                                                                    ===========


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                SIX MONTHS ENDED   YEAR ENDED
                                                    JUNE 30,       DECEMBER 31,
                                                      2006             2005
OPERATIONS
-------------------------------------------------------------------------------
Net Investment Loss                               $   (514,805)    $   (866,779)
Net Realized Gain on Security and Foreign
   Currency Transactions                             9,920,442       19,689,373
Net Change in Unrealized
   Appreciation/Depreciation of Investments
   and Foreign Currency Translation                  2,125,001       (6,069,623)
                                                  ------------     ------------
Net Increase in Net Assets Resulting from
    Operations                                      11,530,638       12,752,971
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net Increase (Decrease) - Note 4
   Class A                                          19,708,541          (86,979)
   Class B                                            (174,372)        (115,914)
   Class C                                             871,569           62,359
   Class F                                           3,414,816      (21,399,040)
   Class R                                           1,034,268          205,827
   Class T                                              29,445           (9,705)
                                                  ------------     ------------
Net Increase (Decrease) from Capital Share
Transactions                                        24,884,267      (21,343,452)
                                                  ------------     ------------
Net Increase (Decrease) in Net Assets               36,414,905       (8,590,481)
                                                  ------------     ------------

NET ASSETS
-------------------------------------------------------------------------------
Beginning of Period                               $114,590,739     $123,181,220
                                                  ------------     ------------
End of Period                                     $151,005,644     $114,590,739
                                                  ============     ============
Accumulated Net Investment Loss                   $   (536,330)    $    (21,525)


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                              SIX MONTHS                   YEAR ENDED
                                                            ENDED JUNE 30,                DECEMBER 31,
                                                                 2006         2005      2004      2003       2002
                                                            --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                           $  4.68       $ 4.15    $ 3.52    $  2.58    $ 3.44
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                     (0.02)(a)    (0.05)    (0.03)      0.03     (0.04)
Net realized and unrealized gains (losses) on securities          0.50         0.58      0.66       0.91     (0.82)
                                                               ----------------------------------------------------
Total from investment operations                                  0.48         0.53      0.63       0.94     (0.86)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                        0.00         0.00      0.00       0.00      0.00
From net realized gains                                           0.00         0.00      0.00       0.00      0.00
                                                               ----------------------------------------------------
Total distributions                                               0.00         0.00      0.00       0.00      0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                 $  5.16       $ 4.68    $ 4.15    $  3.52    $ 2.58
                                                               ====================================================

TOTAL RETURN(b)                                                  10.26%      12.77%    17.90%     36.43%   (25.00%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                               $21,475       $1,656    $1,546    $ 1,191    $  476
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no earnings credits or
   brokerage offsets(c)                                           1.33%        1.58%     1.54%      1.87%     2.15%
Expenses with reimbursements, earnings credits and
   brokerage offsets                                              1.32%        1.55%     1.53%      1.86%     2.15%
Net investment loss                                              (0.71%)      (0.92%)   (1.07%)    (1.38%)   (1.81%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                         157%         211%      147%       160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                   YEAR ENDED
                                              ENDED JUNE 30,                DECEMBER 31,
                                                   2006         2005      2004      2003       2002
                                              --------------   -------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.48       $ 4.01    $ 3.43    $ 2.54    $  3.39
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.04)(a)    (0.09)    (0.07)    (0.03)     (0.05)
Net realized and unrealized gains (losses)
   on securities                                    0.47         0.56      0.65      0.92      (0.80)
                                              ------------------------------------------------------
Total from investment operations                    0.43         0.47      0.58      0.89      (0.85)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00      0.00      0.00       0.00
From net realized gains                             0.00         0.00      0.00      0.00       0.00
                                              ------------------------------------------------------
Total distributions                                 0.00         0.00      0.00      0.00       0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.91       $ 4.48    $ 4.01    $ 3.43    $  2.54
                                              ======================================================
TOTAL RETURN(b)                                     9.60%       11.72%    16.91%    35.04%    (25.07%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,893       $1,886    $1,823    $1,587    $   969
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         2.27%        2.43%     2.37%     2.65%      2.68%
Expenses with reimbursements,
   earnings credits and brokerage offsets           2.26%        2.41%     2.37%     2.64%      2.67%
Net investment loss                                (1.70%)      (1.78%)   (1.90%)   (2.16%)    (2.33%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           157%         211%      147%      160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN
     IMPACT ON THE EXPENSE RATIOS.

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                    YEAR ENDED
                                              ENDED JUNE 30,                 DECEMBER 31,
                                                   2006         2005      2004        2003       2002
                                              --------------   ---------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $ 4.42       $ 3.96    $ 3.38      $ 2.50    $  3.36
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.04)(a)    (0.02)    (0.06)(a)   (0.10)     (0.08)
Net realized and unrealized gains (losses)
   on securities                                    0.48         0.48      0.64        0.98      (0.78)
                                              --------------------------------------------------------
Total from investment operations                    0.44         0.46      0.58        0.88      (0.86)
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00      0.00        0.00       0.00
From net realized gains                             0.00         0.00      0.00        0.00       0.00
                                              --------------------------------------------------------
Total distributions                                 0.00         0.00      0.00        0.00       0.00
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $ 4.86       $ 4.42    $ 3.96      $ 3.38    $  2.50
                                              ========================================================
TOTAL RETURN(b)                                     9.95%       11.62%    17.16%      35.20%    (25.60%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $1,468       $  550    $  428      $  323    $   274
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(c)         2.16%        2.35%     2.32%       2.51%      2.99%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    2.15%        2.32%     2.31%       2.51%      2.98%
Net investment loss                                (1.55%)      (1.69%)   (1.83%)     (2.02%)    (2.65%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           157%         211%      147%        160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.16% (2006), 2.35% (2005), 2.32% (2004), 2.51%
     (2003) AND 3.04% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                       YEAR ENDED
                                              ENDED JUNE 30,                    DECEMBER 31,
                                                   2006          2005        2004          2003        2002
                                              --------------   ---------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $   4.78      $   4.24    $   3.58      $   2.62    $  3.47
------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        (0.02)(a)     (0.12)      (0.03)(a)      0.02      (0.04)
Net realized and unrealized gains (losses)
   on securities                                     0.51          0.66        0.69          0.94      (0.81)
                                              --------------------------------------------------------------
Total from investment operations                     0.49          0.54        0.66          0.96      (0.85)
------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00          0.00        0.00          0.00       0.00
From net realized gains                              0.00          0.00        0.00          0.00       0.00
                                              --------------------------------------------------------------
Total distributions                                  0.00          0.00        0.00          0.00       0.00
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   5.27      $   4.78    $   4.24      $   3.58    $  2.62
                                              ==============================================================
TOTAL RETURN                                        10.25%        12.74%      18.44%        36.64%    (24.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $124,781      $110,170    $119,273      $159,161    $89,970
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage offsets(b)          1.31%         1.41%       1.33%         1.51%      1.56%
Expenses with reimbursements, earnings
   credits and brokerage offsets                     1.31%         1.39%       1.33%         1.50%      1.56%
Net investment loss                                 (0.74%)       (0.77%)     (0.87%)       (1.01%)    (1.22%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                            157%          211%        147%          160%       216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.

(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                    YEAR ENDED
                                          ENDED JUNE 30,                 DECEMBER 31,
                                               2006         2005       2004       2003      2002
                                          --------------   --------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period        $ 4.73         $ 4.19     $ 3.56     $ 2.61   $  3.48
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                          (0.01)(a)      (0.02)(a)  (0.04)(a)  (0.03)    (0.04)
Net realized and unrealized gains
   (losses) on securities                     0.50           0.56       0.67       0.98     (0.83)
                                            -----------------------------------------------------
Total from investment operations              0.49           0.54       0.63       0.95     (0.87)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                    0.00           0.00       0.00       0.00      0.00
From net realized gains                       0.00           0.00       0.00       0.00      0.00
                                            -----------------------------------------------------
Total distributions                           0.00           0.00       0.00       0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $ 5.22         $ 4.73     $ 4.19     $ 3.56   $  2.61
                                            ======         ======     ======     ======   =======

TOTAL RETURN                                 10.36%         12.89%     17.70%     36.40%   (25.00%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)            $1,325         $  297     $   71     $  119   $    77
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
      offsets(b)                              1.08%          1.38%      1.48%      1.64%     1.97%
Expenses with reimbursements, earnings
   credits and brokerage offsets              1.07%          1.34%      1.48%      1.64%     1.97%
Net investment loss                          (0.43%)        (0.70%)    (1.03%)    (1.15%)   (1.63%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                     157%           211%       147%       160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.08% (2006), 1.38% (2005), 1.48% (2004), 1.64%
     (2003) AND 3.49% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                 YEAR ENDED
                                          ENDED JUNE 30,              DECEMBER 31,
                                               2006         2005     2004     2003      2002
                                          --------------   ----------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $ 4.43        $ 3.97   $ 3.39   $ 2.51   $  3.39
---------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.04)(a)     (0.17)   (0.06)   (0.02)    (0.06)
Net realized and unrealized gains
   (losses) on securities                      0.47          0.63     0.64     0.90     (0.82)
                                             ------------------------------------------------
Total from investment operations               0.43          0.46     0.58     0.88     (0.88)
---------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00     0.00     0.00      0.00
From net realized gains                        0.00          0.00     0.00     0.00      0.00
                                             ------------------------------------------------
Total distributions                            0.00          0.00     0.00     0.00      0.00
---------------------------------------------------------------------------------------------
Net Asset Value, end of period               $ 4.86        $ 4.43   $ 3.97   $ 3.39   $  2.51
                                             ================================================

TOTAL RETURN(b)                                9.71%        11.59%   17.11%   35.06%   (25.96%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $   64        $   33   $   40   $   34   $    20
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
      offsets(c)                               2.17%         2.59%    2.26%    2.76%     3.64%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.16%         2.57%    2.25%    2.76%     3.63%
Net investment loss                           (1.57%)       (1.94%)  (1.78%)  (2.27%)   (3.29%)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      157%          211%     147%     160%      216%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS
     AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.17% (2006), 2.59% (2005), 2.26% (2004), 2.76%
     (2003) AND 10.30% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $65,635 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $22,555 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                         TRANSFER
                                          AGENCY
                                           FEES
                               ------------------
                               Class A    $1,457
                               ------------------
                               Class B    $2,127
                               ------------------
                               Class C    $  457
                               ------------------
                               Class R    $   75
                               ------------------
                               Class T    $  136
                               ------------------

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $945 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $8,195 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $73,534 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A      N/A             $14,473
                     ---------------------------------------
                     Class B      $7,146          $ 2,382
                     ---------------------------------------
                     Class C      $3,118          $ 1,039
                     ---------------------------------------
                     Class T      $   55          $    55
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $7,268 and $3 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $3,716 and $155 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                         TIME PERIOD      AMOUNT OF WAIVER
                      ------------------------------------
                      9/1/05 to 8/31/06       $200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $20, which reduced the amount paid to Mellon Bank to $3,167.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2010         $30,227,567
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              -----------------------------------------------------
              Federal Tax Cost                        $137,966,524
              -----------------------------------------------------
              Gross Tax Appreciation of Investments   $ 17,287,738
              -----------------------------------------------------
              Gross Tax Depreciation of Investments   $ (4,646,676)
              -----------------------------------------------------
              Net Tax Appreciation                    $ 12,641,062
              -----------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED             YEAR ENDED
                               JUNE 30, 2006          DECEMBER 31, 2005

                            Shares       Amount      Shares      Amount

CLASS A
-------------------------------------------------------------------------
Sold                      4,020,437   $20,812,386    190,179   $ 807,085
Redeemed                   (212,087)  $(1,103,845)  (208,547)  $(894,064)
                          -----------------------------------------------
Net Increase (Decrease)   3,808,350   $19,708,541    (18,368)  $ (86,979)
                          ===============================================

                                 PERIOD ENDED                 YEAR ENDED
                                JUNE 30, 2006              DECEMBER 31, 2005
                            SHARES        AMOUNT         SHARES        AMOUNT
CLASS B
---------------------------------------------------------------------------------
Sold                          74,520   $    371,206        84,947   $    353,630
Redeemed                    (110,358)  $   (545,578)     (118,554)  $   (469,544)
                          -------------------------------------------------------
Net Decrease                 (35,838)  $   (174,372)      (33,607)  $   (115,914)
                          =======================================================
CLASS C
---------------------------------------------------------------------------------
Sold                         195,153   $    952,765        44,048   $    176,957
Redeemed                     (17,226)  $    (81,196)      (27,892)  $   (114,598)
                          -------------------------------------------------------
Net Increase                 177,927   $    871,569        16,156   $     62,359
                          =======================================================
CLASS F
---------------------------------------------------------------------------------
Sold                       2,925,992   $ 15,435,871     1,291,586   $  5,627,660
Redeemed                  (2,292,105)  $(12,021,055)   (6,397,317)  $(27,026,700)
                          -------------------------------------------------------
Net Increase (Decrease)      633,887   $  3,414,816    (5,105,731)  $(21,399,040)
                          =======================================================
CLASS R
---------------------------------------------------------------------------------
Sold                         272,045   $  1,453,184        57,080   $    257,056
Redeemed                     (80,681)  $   (418,916)      (11,295)  $    (51,229)
                          -------------------------------------------------------
Net Increase                 191,364   $  1,034,268        45,785   $    205,827
                          =======================================================
CLASS T
---------------------------------------------------------------------------------
Sold                           5,903   $     29,934           906   $      4,021
Redeemed                         (96)  $       (489)       (3,512)  $    (13,726)
                          -------------------------------------------------------
Net Increase (Decrease)        5,807   $     29,445        (2,606)  $     (9,705)
                          =======================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $91,284,718 and $68,126,849, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

For More Information

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC
                                                                      0292SA0606

DREYFUS FOUNDERS
PASSPORT FUND

PASSPORT FUND IS CLOSED TO NEW INVESTORS.

PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           21
Statement of Operations                                                       23
Statements of Changes in Net Assets                                           24
Financial Highlights                                                          25
Notes to Financial Statements                                                 31

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF DANIEL B. LEVAN]

[PHOTO OF JOHN W. EVERS]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS DANIEL B. LEVAN, CFA, LEFT, AND JOHN W. EVERS, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

GLOBAL EXPANSION SHOWED SIGNS OF CONTRACTION

Equity markets extended a three-year rally during the first four months of 2006, as merger activity and earnings announcements overshadowed a hawkish tone in global monetary policy. However, macroeconomic fears precipitated a major sell-off in global equity markets beginning in May, which continued through the middle of June. Investors had long enjoyed benign inflation, low interest rates and exceptional global expansion driven mainly by U.S. demand; however, as the United States began facing a slowdown in the housing market, currency weakness and rising consumer prices, markets responded in kind. Under the untested leadership of new Federal Reserve Chairman Ben Bernanke, monetary policy makers tried to balance several variables to orchestrate a soft landing. Though the correction is not likely a secular bear market in the making, it was a healthy contraction in some overpriced countries and sectors.

  "MACROECONOMIC FEARS PRECIPITATED A MAJOR SELL-OFF IN GLOBAL EQUITY MARKETS
                              BEGINNING IN MAY..."

     During the period, the United Kingdom was swept up in merger-and-acquisition (M&A) enthusiasm despite some weakness in the structurally challenged media sector. Airport operator BAA rejected what it considered to be an inadequate bid from Spanish-based Grupo Ferrovial. Also in the Eurozone, with employment vacancies rising, the IFO business sentiment index hitting new highs and a new government in place, German equities remained a favorite among investors looking for the next consumer recovery.

     The Asian sector saw Japan staging a resounding rebound last year, after years of fitful attempts at sustaining local consumption. As a result, Japan suffered more profit taking during the correction period of mid-May to mid-June, relative to Europe. Japanese exporters and commercial banks dropped during the six month period as the yen strengthened against the U.S. dollar. Machinery orders and general exports were down, while the high cost of oil sent imports and producer prices higher. Elsewhere in Asia, the growing appetite for energy and basic materials in China and India helped to create growth opportunities for companies involved in such sectors.

     For the six-month period ended June 30, 2006, Dreyfus Founders Passport Fund outperformed(1) its benchmark, the Standard & Poor's/Citigroup Extended Market Index ex-U.S., which rose 11.03%.

PORTFOLIO COMPOSITION REMAINED CONSISTENT

As the current investment team took up management of the Fund in the fourth quarter of last year, no major shifts in portfolio compositions have occurred during the past six months. The Fund was broadly diversified across all 10 sectors and across most countries in the Index. Overall, we have continued to use a bottom-up, intensive research-driven approach in composing the Fund, uncovering stocks we believe are capable of posting strong future revenues and earning growth at attractive valuations.

COUNTRIES AIDED FUND PERFORMANCE

Strong stock selection in France and the United Kingdom positively contributed to the Fund's relative performance during the period. Additionally, solid stock picking in Japan, paired with an underweight position, further supported the Fund's outperformance. The Fund's underweight position in Australia, combined with a favorable selection of stocks, also aided the Fund.

INDUSTRIALS AND MATERIALS BOOSTED RELATIVE RETURN

The Fund's stock selection in the industrials, materials, consumer discretionary and consumer staples sectors provided the largest boost to the Fund's relative performance versus the benchmark.

SECTORS BENEFITING THE FUND
Industrials
Materials
Consumer Discretionary

     Among the most robust performers within the Fund's industrials holdings was French construction firm EIFFAGE SA. Eiffage released results for 2005 above expectations as a result of the favorable market conditions for France's construction sector. A Spanish peer also began establishing a stake in Eiffage for strategic purposes, further supporting the stock's price increase.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The materials sector overall was aided by large-scale M&A activity at the end of the period. These bids indicated that certain industry management teams believe the robust metals cycle will continue. Additionally, diversified mining stocks held up after tremendous price appreciation during 2005.

     The Fund's metals and mining securities performed exceptionally well during the period as VALLOUREC SA, OXIANA LIMITED and INMET MINING CORPORATION were the top three performing stocks in the Fund, based on their contribution to the Fund's total return. Vallourec, the French metal tubing maker, experienced robust demand for drill tubes and well equipment, continuing price increases and the stabilization of raw materials prices. Australian copper, zinc and gold miner Oxiana also experienced a share price increase as the company benefited from an upbeat metal price environment and reported strong production at its zinc mine, Golden Grove. Canadian mining firm Inmet saw its stock price rise with the posting of solid figures as a result of robust metal prices and strong demand. In addition, Finnish provider of systems and total solutions to the construction and mechanical engineering industries, RAUTARUUKKI OYJ, experienced healthy demand for all the company's divisions and benefited from increases in steel prices.

INDIVIDUAL PERFORMERS HELPED FUND PERFORMANCE

Notable performance during the period was also found in individual Fund holdings. Financials issue INMOBILIARIA URBIS SA, the Spanish real-estate firm,

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1. INMET MINING CORPORATION (Canada; IMN)                         1.32%
     2. OXIANA LIMITED (Australia; OXR)                                1.17%
     3. MITSUBISHI GAS CHEMICAL COMPANY, INC. (Japan; 4182)            1.16%
     4. TRICAN WELL SERVICE LIMITED (Canada; TCW)                      0.96%
     5. INMOBILIARIA URBIS SA (Spain; URB)                             0.95%
     6. IPSCO, INC. (Canada; IPS)                                      0.89%
     7. BOEHLER-UDDEHOLM AG (Austria; BUD)                             0.82%
     8. RECORD INVESTMENTS LIMITED (Australia; RCD)                    0.81%
     9. HENGAN INTERNATIONAL GROUP COMPANY LIMITED (Hong Kong; 1044)   0.80%
    10. VALLOUREC SA (France; VK)                                      0.79%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

             DREYFUS
             FOUNDERS
             PASSPORT          S&P/
               FUND -     CITIGROUP EMI
              CLASS F      WORLD EX US
             ----------   -------------
 6/28/1996   $10,000.00     $10,000.00
 6/30/1997   $11,132.58     $10,219.49
 6/30/1998   $12,888.24     $10,276.33
 6/30/1999   $12,890.76     $10,625.23
 6/30/2000   $19,867.59     $12,216.71
 6/29/2001   $12,126.48     $10,061.68
 6/30/2003   $10,941.27     $10,039.91
 6/30/2004   $16,044.27     $14,493.29
 6/30/2005   $18,623.20     $17,436.21
 6/30/2006   $24,977.26     $22,917.52

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The S&P/Citigroup EMI World ex U.S. represents, on a country-by-country basis, the small- capitalization component of the Citigroup Broad Market Index(SM), which is a comprehensive float-weighted index of companies in 26 countries (excluding the U.S.) with market capitalizations of at least $100 million. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                                    YEAR-TO-     1       5       10      SINCE
CLASS (INCEPTION DATE)               DATE+      YEAR   YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)             6.66%    26.46%  14.13%    --       0.96%
Without sales charge                 13.18%    34.14%  15.50%    --       1.89%
B SHARES (12/31/99)
With redemption*                      8.70%    29.00%  14.30%    --       1.06%
Without redemption                   12.70%    33.00%  14.53%    --       1.06%
C SHARES (12/31/99)
With redemption**                    11.76%    32.09%  14.55%    --       1.07%
Without redemption                   12.76%    33.09%  14.55%    --       1.07%
F SHARES (11/16/93)                  13.18%    34.12%  15.55%  9.59%     10.22%
R SHARES (12/31/99)                  13.32%    34.44%  14.86%    --       1.51%
T SHARES (12/31/99)
With sales charge (4.50%)             7.93%    27.65%  13.41%    --       0.41%
Without sales charge                 13.00%    33.64%  14.46%    --       1.12%

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments, such as limited product lines, less liquidity, and small market share. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

performed solidly on higher housing development sales and reiterated its full-year forecasts. NOBIA AB, the Swedish bedroom and bathroom interior provider, reported strong earnings as a result of a recent acquisition, and experienced its ninth consecutive quarter with double-digit organic sales growth in the Nordic region.

GERMANY, CANADA AND SINGAPORE BURDENED FUND

The most significant detractors on a country basis came from weak stock selection in Germany, Canada and Singapore. Additionally, an underweight position in Sweden detracted from the Fund's return.

ENERGY, HEALTH CARE AND FINANCIALS HAMPERED RETURN

The most notable detractors to relative performance for the period were the energy, health care and financial sectors, primarily through weak stock selection. The threat of military action in the Middle East, as Iran denounced Israel, was exacerbated by ongoing tension in the Nigerian Delta. As a result, the price of oil remained persistently high during the period. However, the Fund's overweight position in this strong-performing sector in the benchmark was not enough to offset its weak stock picking. TRICAN WELL SERVICE, one of these poor-performing energy stocks, released fourth quarter 2005 results that were in line with forecasts; however, the stock's price fell as a result of the deterioration in North American gas prices and because of profit taking.

                                     [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
19.12%   Japan
18.80%   United Kingdom
 9.80%   France
 6.95%   Germany
 5.82%   Canada
 5.36%   Switzerland
 4.60%   Italy
 4.55%   Netherland
 3.98%   Spain
 3.66%   Australia
16.43%   Other Countries
 0.93%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

SECTORS DETRACTING FROM THE FUND
Energy
Health Care
Financials

     Numerous financials securities, particularly real-estate stocks, were among the worst performing stocks in the Fund for the period. Japanese real-estate stock URBAN CORPORATION nearly doubled in price during the fourth quarter of 2005, but gave back some of that increase in the first quarter. Shares fell after investors were disappointed by in-line results and less positive guidance. KENEDIX, INC., another Japanese real-estate holding, fell due to profit taking and after an announcement made by Nikkei stating "accounting regulations governing investment partnerships and special-purpose companies...are to be tightened." This announcement had a negative impact industry-wide in Japan. German real-estate firm VIVACON AG announced the postponement of the initial public offering of company spin-off, Vivacon German Properties, given the current volatility in the market. This announcement sent the stock price lower.

SELECT IT ISSUES CAME UP SHORT

Although the information technology (IT) sector in the Fund produced an overall positive effect, select IT stocks weighed heavily on the Fund's return. JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LIMITED, a Singapore circuit boards and electronic products provider, saw its stock price fall on concerns regarding its merger with Maxtor Corporation and its weakening strength in Western Europe. Hong Kong IC solutions provider for cellular phones and handheld displays, SOLOMON SYSTECH INTERNATIONAL LIMITED, released first quarter results below expectations as a result of slowing demand due to increased inventories in the MP3 market.

We continue to believe that consistent exposure to companies with improving business momentum will be rewarded by the market over the long term. Hence, as we move into the second half of 2006, the portfolio composition remains largely unchanged. We expect that the Fund will continue to look similar to our benchmark along country and sector lines, such that the management team can remain focused on seeking the most attractive securities within each sector.


/s/ Daniel B. LeVan                     /s/ John W. Evers
-----------------------------------     ----------------------------------------
Daniel B. LeVan, CFA                    John W. Evers, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                 BEGINNING          ENDING        EXPENSES PAID
                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                  (1/1/06)        (6/30/06)     (1/1/06-6/30/06)
--------------------------------------------------------------------------------
CLASS A ACTUAL                   $1,000.00        $1,131.80          $ 8.99
CLASS A HYPOTHETICAL              1,000.00         1,016.26            8.53
CLASS B ACTUAL                    1,000.00         1,127.00           13.87
CLASS B HYPOTHETICAL              1,000.00         1,011.59           13.20
CLASS C ACTUAL                    1,000.00         1,127.60           13.19
CLASS C HYPOTHETICAL              1,000.00         1,012.24           12.55
CLASS F ACTUAL                    1,000.00         1,131.80            9.25
CLASS F HYPOTHETICAL              1,000.00         1,016.01            8.79
CLASS R ACTUAL                    1,000.00         1,133.20            7.99
CLASS R HYPOTHETICAL              1,000.00         1,017.21            7.58
CLASS T ACTUAL                    1,000.00         1,130.00           11.04
CLASS T HYPOTHETICAL              1,000.00         1,014.30           10.49

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.70%
CLASS B       2.63%
CLASS C       2.50%
CLASS F       1.75%
CLASS R       1.51%
CLASS T       2.09%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.2%
ADVERTISING--1.2%
     9,030   Publicis Groupe (FR)                                     $  348,815
   101,010   Taylor Nelson Sofres PLC (UK)                               435,195
    14,110   Teleperformance (FR)                                        564,544
                                                                      ----------
                                                                       1,348,554
                                                                      ----------
AEROSPACE & DEFENSE--0.8%
    21,679   Chemring Group PLC (UK)                                     468,816
    29,000   Japan Aviation Electronics Industry Limited (JA)            406,466
                                                                      ----------
                                                                         875,282
                                                                      ----------
AGRICULTURAL PRODUCTS--0.4%
    31,100   Cermaq ASA (NW)                                             419,669
                                                                      ----------
AIRLINES--0.6%
    97,330   British Airways PLC (UK)*                                   616,861
                                                                      ----------
ALTERNATIVE CARRIERS--0.4%
    72,520   Carphone Warehouse PLC (UK)                                 425,760
                                                                      ----------
APPAREL RETAIL--0.5%
    15,050   Xebio Company Limited (JA)                                  514,204
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
    12,800   Gildan Activewear, Inc. (CA)*                               605,314
                                                                      ----------
APPLICATION SOFTWARE--0.6%
    18,700   Nippon Systems Development Company (JA)                     648,715
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
    29,110   Azimut Holding SPA (IT)                                     303,462
    17,180   Schroder's PLC (UK)                                         320,854
                                                                      ----------
                                                                         624,316
                                                                      ----------
AUTO PARTS & EQUIPMENT--1.2%
    23,000   Exedy Corporation (JA)                                      723,523
    15,100   Keihin Corporation (JA)                                     323,930
    13,300   Nissin Kogyo Company Limited (JA)                           245,221
                                                                      ----------
                                                                       1,292,674
                                                                      ----------
BIOTECHNOLOGY--0.4%
     4,450   Actelion Limited (SZ)*                                      448,421
                                                                      ----------
BREWERS--0.4%
    20,040   Wolverhampton & Dudley Breweries PLC (UK)                   476,913
                                                                      ----------


AU      Australia
AT      Austria
BE      Belgium
CA      Canada
DE      Denmark
FI      Finland
FR      France
GE      Germany
GR      Greece
HK      Hong Kong
IE      Ireland
IT      Italy
JA      Japan
KR      South Korea
NE      Netherlands
NW      Norway
PT      Portugal
SG      Singapore
SP      Spain
SW      Sweden
SZ      Switzerland
UK      United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV--0.4%
    15,600   Astral Media, Inc. (CA)                                  $  487,439
                                                                      ----------
BUILDING PRODUCTS--0.4%
       390   Geberit AG (SZ)                                             451,055
                                                                      ----------
COMMODITY CHEMICALS--0.4%
    52,000   Mitsubishi Rayon Company Limited (JA)                       423,488
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.3%
    23,400   LG Telecom Limited (KR)*                                    305,834
    15,150   Option NV (BE)*                                             363,344
    45,800   Tandberg Television ASA (NW)*                               759,667
                                                                      ----------
                                                                       1,428,845
                                                                      ----------
COMPUTER HARDWARE--0.3%
     2,820   Wincor Nixdorf AG (GE)                                      358,001
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--0.1%
   117,000   Jurong Technologies Industrial Corporation
                Limited (SG)                                              73,915
                                                                      ----------
CONSTRUCTION & ENGINEERING--5.3%
    18,410   ACS, Actividades de Construccion y Servicios SA (SP)        767,908
    30,000   Comsys Holdings Corporation (JA)                            370,150
     6,890   Eiffage SA (FR)                                             583,420
    10,200   Hyundai Development Company (KR)                            440,791
    16,895   Kier Group PLC (UK)                                         470,798
    39,600   Koninklijke BAM Groep NV (NE)                               787,137
    53,000   Kyowa Exeo Corporation (JA)                                 684,498
    26,810   Morgan Sindall PLC (UK)                                     566,143
    11,531   Speedy Hire PLC (UK)                                        186,569
     3,900   Vinci SA (FR)                                               401,823
    22,900   YIT Oyj (FI)                                                561,516
                                                                      ----------
                                                                       5,820,753
                                                                      ----------
CONSTRUCTION MATERIALS--0.8%
     2,910   Ciments Francais SA (FR)                                    483,511
     4,470   Imerys SA (FR)                                              357,348
                                                                      ----------
                                                                         840,859
                                                                      ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.4%
     5,300   Aker Yards AS (NW)                                          372,922
    22,000   Hitachi Construction Machinery Company Limited (JA)         529,623
     5,900   Hyundai Mipo Dockyard Company Limited (KR)                  590,777
                                                                      ----------
                                                                       1,493,322
                                                                      ----------
CONSUMER FINANCE--1.1%
    73,890   Cattles PLC (UK)                                            449,857
    14,400   Sumisho Lease Company Limited (JA)                          799,021
                                                                      ----------
                                                                       1,248,878
                                                                      ----------
DEPARTMENT STORES--0.9%
     4,900   Hyundai Department Store Company Limited (KR)               378,572
    15,500   Izumi Company Limited (JA)                                  564,794
                                                                      ----------
                                                                         943,366
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DISTILLERS & VINTNERS--1.1%
    89,310   C&C Group PLC (IE)                                       $  775,665
    41,870   Davide Campari-Milano SPA (IT)                              434,071
                                                                      ----------
                                                                       1,209,736
                                                                      ----------
DISTRIBUTORS--0.8%
    75,200   Inchcape PLC (UK)                                           657,027
   168,650   Pacific Brands Limited (AU)                                 269,449
                                                                      ----------
                                                                         926,476
                                                                      ----------
DIVERSIFIED BANKS--5.2%
    73,550   Banco BPI SA (PT)                                           558,822
    19,420   Banco de Sabadell SA (SP)                                   679,377
    31,070   Banco Popolare de Verona e Novara Scrl (IT)                 832,587
    40,170   Banco Popolare di Milano (IT)                               512,016
     1,260   Banque Cantonale Vaudoise (SZ)                              430,787
    42,050   Credito Emiliano SPA (IT)                                   519,305
     7,480   Deutsche Postbank AG (GE)                                   537,798
     9,100   Jyske Bank AS (DE)*                                         527,410
     3,300   Natexis Banques Populaires (FR)                             759,363
    39,000   Wing Hang Bank Limited (HK)                                 341,475
                                                                      ----------
                                                                       5,698,940
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS--1.4%
    37,370   Close Brothers Group PLC (UK)                               629,513
    96,920   Record Investments Limited (AU)                             889,472
                                                                      ----------
                                                                       1,518,985
                                                                      ----------
DIVERSIFIED CHEMICALS--1.5%
    10,200   Lanxess (GE)*                                               401,320
   111,000   Mitsubishi Gas Chemical Company, Inc. (JA)                1,272,562
                                                                      ----------
                                                                       1,673,882
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
    78,340   Downer EDI Limited (AU)                                     433,120
   182,430   Regus Group PLC (UK)*                                       369,380
                                                                      ----------
                                                                         802,500
                                                                      ----------
DIVERSIFIED METALS & MINING--2.0%
    38,700   Inmet Mining Corporation (CA)                             1,445,660
    28,620   Vedanta Resources PLC (UK)                                  721,321
                                                                      ----------
                                                                       2,166,981
                                                                      ----------
ELECTRIC UTILITIES--1.9%
   139,150   International Power PLC (UK)                                732,030
   180,070   Terna SPA (IT)                                              480,233
    11,950   Union Electrica Fenosa SA (SP)                              462,531
    20,210   Viridian Group PLC (UK)                                     357,449
                                                                      ----------
                                                                       2,032,243
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
    11,400   Chiypda Integre Company Limited (JA)                        299,843
    50,000   Dainippon Screen Manufacturing Company Limited (JA)         457,882
    11,690   Leoni AG (GE)                                               440,954
     6,210   Nexans SA (FR)                                              442,834
                                                                      ----------
                                                                       1,641,513
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
    36,060   CSR PLC (UK)*                                            $  840,155
     2,929   Intops Company Limited (KR)                                  69,462
    69,920   Laird Group PLC (UK)                                        504,231
    34,000   Yaskawa Electric Corporation (JA)                           395,142
                                                                      ----------
                                                                       1,808,990
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
    14,000   Asahi Pretec Corporation (JA)                               446,522
                                                                      ----------
FOOD RETAIL--0.5%
     8,100   Delhaize Group (BE)                                         561,550
                                                                      ----------
GENERAL MERCHANDISE STORES--0.9%
    16,200   Don Quijote Company Limited (JA)                            366,638
     8,100   Ryohin Keikaku Company Limited (JA)                         663,911
                                                                      ----------
                                                                       1,030,549
                                                                      ----------
GOLD--1.2%
   543,450   Oxiana Limited (AU)                                       1,276,140
                                                                      ----------
HEALTHCARE DISTRIBUTORS--0.7%
    26,300   Alliance Unichem PLC (UK)                                   497,016
    17,400   Toho Pharmaceutical Company Limited (JA)                    307,891
                                                                      ----------
                                                                         804,907
                                                                      ----------
HEALTHCARE EQUIPMENT--2.0%
    49,000   Amplifon SPA (IT)                                           417,108
     6,800   Biomerieux (FR)                                             401,842
    11,950   Cochlear Limited (AU)                                       485,122
    18,800   Getinge AB Class B (SW)                                     320,003
     8,160   Phonak Holding AG (SZ)                                      510,250
                                                                      ----------
                                                                       2,134,325
                                                                      ----------
HEALTHCARE FACILITIES--0.3%
    43,980   Ramsay Health Care Limited (AU)                             314,073
                                                                      ----------
HOME IMPROVEMENT RETAIL--1.1%
    31,970   Grafton Group PLC Units (IE)*                               402,794
    23,100   Nobia AB (SW)                                               751,084
                                                                      ----------
                                                                       1,153,878
                                                                      ----------
HOMEBUILDING--1.8%
    21,260   Barratt Developments PLC (UK)                               372,679
    16,120   Fadesa Inmobiliaria SA (SP)                                 553,004
    19,100   Joint Corporation (JA)                                      622,536
    19,710   Persimmon PLC (UK)                                          449,744
                                                                      ----------
                                                                       1,997,963
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--1.8%
   130,230   First Choice Holidays PLC (UK)                              550,853
     1,100   Kuoni Reisen Holding AG (SZ)*                               617,209
     3,690   Pierre & Vacances (FR)                                      404,493
    23,000   Sol Melia SA (SP)                                           370,977
                                                                      ----------
                                                                       1,943,532
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--0.4%
    13,200   Makita Corporation (JA)                                  $  417,546
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.1%
    95,420   Michael Page International PLC (UK)                         618,430
     7,670   USG People NV (NE)                                          586,679
                                                                      ----------
                                                                       1,205,109
                                                                      ----------
INDUSTRIAL CONGLOMERATES--1.1%
     8,840   Aalberts Industries NV (NE)                                 649,601
    59,600   Cookson Group PLC (UK)                                      578,863
                                                                      ----------
                                                                       1,228,464
                                                                      ----------
INDUSTRIAL MACHINERY--5.6%
    70,800   Bodycote International PLC (UK)                             331,548
    43,390   Charter PLC (UK)*                                           647,079
    26,200   CKD Corporation (JA)                                        406,599
     1,070   Fischer Georg AG (SZ)*                                      459,472
    13,750   Haulotte Group (FR)                                         394,842
     7,770   Man AG (GE)                                                 563,320
    18,100   Mori Seiki Company Limited (JA)                             391,450
    83,000   Nachi-Fujikoshi Corporation (JA)                            467,800
    44,000   NTN Corporation (JA)                                        347,955
    19,100   OSG Corporation (JA)                                        321,616
     1,460   Rieter Holding AG (SZ)                                      561,263
       680   Sulzer AG (SZ)                                              509,472
    60,000   Toshiba Machine Company Limited (JA)                        678,434
                                                                      ----------
                                                                       6,080,850
                                                                      ----------
INSURANCE BROKERS--0.4%
     7,290   April Group (FR)                                            391,355
                                                                      ----------
INTEGRATED OIL & GAS--0.4%
    22,080   Enagas (SP)                                                 471,085
                                                                      ----------
INTERNET SOFTWARE & SERVICES--0.7%
     9,470   Iliad SA (FR)                                               792,195
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--0.3%
    21,300   Canaccord Capital, Inc. (CA)                                338,113
                                                                      ----------
IT CONSULTING & OTHER SERVICES--1.1%
    16,180   Alten (FR)*                                                 589,831
   171,250   Northgate Information Solutions PLC (UK)*                   245,412
   121,000   WM Data AB Class B (SW)                                     373,249
                                                                      ----------
                                                                       1,208,492
                                                                      ----------
LEISURE PRODUCTS--0.4%
    62,480   Sportingbet PLC (UK)                                        454,621
                                                                      ----------
LIFE & HEALTH INSURANCE--0.4%
     4,700   CNP Assurances (FR)                                         446,975
                                                                      ----------
MULTI-LINE INSURANCE--0.8%
    69,180   Amlin PLC (UK)                                              301,895
    72,110   Milano Assicurazioni SPA (IT)                               526,206
                                                                      ----------
                                                                         828,101
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES--0.8%
     3,310   Bacou Dalloz (FR)                                        $  394,169
    30,840   Buhrmann NV (NE)                                            447,334
                                                                      ----------
                                                                         841,503
                                                                      ----------
OIL & GAS DRILLING--0.7%
    35,600   Ensign Energy Services, Inc. (CA)                           731,581
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--3.3%
     2,500   Compagnie Generale de Geophysique SA (FR)*                  431,376
    17,680   Fugro NV (NE)                                               762,560
    22,800   SBM Offshore NV (NE)                                        607,767
    40,800   TGS Nopec Geophysical Company ASA (NW)*                     720,975
    52,500   Trican Well Service Limited (CA)                          1,048,777
                                                                      ----------
                                                                       3,571,455
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
    29,710   Burren Energy PLC (UK)                                      479,052
   107,200   Oil Search Limited (AU)                                     326,611
    71,210   Tullow Oil PLC (UK)                                         503,000
                                                                      ----------
                                                                       1,308,663
                                                                      ----------
OIL & GAS REFINING & MARKETING--0.3%
    98,000   Singapore Petroleum Company Limited (SG)                    312,654
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
       142   Kenedix, Inc. (JA)                                          616,690
                                                                      ----------
PACKAGED FOODS & MEATS--1.5%
     1,800   Barry Callebaut AG (SZ)                                     759,692
    25,260   IAWS Group PLC (IE)                                         445,879
    45,800   Katokichi Company Limited (JA)                              460,241
                                                                      ----------
                                                                       1,665,812
                                                                      ----------
PAPER PACKAGING--0.4%
    64,000   Rengo Company Limited (JA)                                  483,747
                                                                      ----------
PERSONAL PRODUCTS--0.8%
   536,000   Hengan International Group Company Limited (HK)             873,054
                                                                      ----------
PHARMACEUTICALS--1.8%
    30,000   Dainippon Sumitomo Pharma Company Limited (JA)              336,858
     2,820   Hanmi Pharmaceutical Industrial Company Limited (KR)        282,372
    62,820   Recordati SPA (IT)                                          458,816
    10,010   Stada Arzneimittel AG (GE)                                  398,454
    18,000   Tsumura & Company (JA)                                      512,758
                                                                      ----------
                                                                       1,989,258
                                                                      ----------
PHOTOGRAPHIC PRODUCTS--0.4%
    24,400   Tamron Company Limited (JA)                                 408,088
                                                                      ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--3.0%
    35,680   Admiral Group PLC (UK)                                   $  409,713
    32,020   Dongbu Insurance Company Limited (KR)                       803,242
     7,600   Euler Hermes SA (FR)                                        838,936
    13,200   Fondiaria-Sai SPA (IT)                                      539,616
    21,700   Kingsway Financial Services, Inc. (CA)                      392,089
    11,300   Northbridge Financial Corporation (CA)                      333,544
                                                                      ----------
                                                                       3,317,140
                                                                      ----------
PUBLISHING--1.2%
    61,530   Informa PLC (UK)                                            490,659
     4,860   Lagardere SCA (FR)                                          358,688
    34,850   United Business Media PLC (UK)                              417,259
                                                                      ----------
                                                                       1,266,606
                                                                      ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.5%
 1,184,000   China Overseas Land & Investment Limited (HK)               720,343
        68   Creed Corporation (JA)                                      268,577
    39,970   Inmobiliaria Urbis SA (SP)                                1,040,406
    16,900   Leopalace21 Corporation (JA)                                583,319
    26,400   Urban Corporation (JA)                                      318,812
    18,360   Vivacon AG (GE)*                                            410,740
    24,800   Wihlborgs Fastigheter AB (SW)                               427,301
                                                                      ----------
                                                                       3,769,498
                                                                      ----------
REGIONAL BANKS--0.7%
    33,200   Pusan Bank (KR)                                             423,420
    26,000   Suruga Bank Limited (JA)                                    350,332
                                                                      ----------
                                                                         773,752
                                                                      ----------
RESTAURANTS--1.5%
    32,930   Enterprise Inns PLC (UK)                                    577,249
    41,680   Greene King PLC (UK)                                        633,909
   107,652   Restaurant Group PLC (UK)                                   403,595
                                                                      ----------
                                                                       1,614,753
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--0.8%
    15,320   Silicon-On-Insulator Technologies (FR)*                     453,251
    12,200   Ulvac, Inc. (JA)                                            416,830
                                                                      ----------
                                                                         870,081
                                                                      ----------
SEMICONDUCTORS--0.6%
 1,224,000   Solomon Systech International Limited (HK)                  308,904
   631,000   STATS ChipPAC Limited (SG)*                                 396,642
                                                                      ----------
                                                                         705,546
                                                                      ----------
SPECIALIZED FINANCE--1.0%
     5,820   Deutsche Boerse AG (GE)                                     794,164
    11,900   Ricoh Leasing Company Limited (JA)                          344,189
                                                                      ----------
                                                                       1,138,353
                                                                      ----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--3.6%
    68,200   Croda International PLC (UK)                           $    547,000
    12,570   Koninklijke DSM NV (NE)                                     523,509
    53,000   Nippon Shokubai Company Limited (JA)                        647,912
       680   Sika AG (SZ)*                                               756,421
     4,570   Umicore (BE)                                                610,269
    26,940   Victrex PLC (UK)                                            383,576
    36,000   Zeon Corporation (JA)                                       428,452
                                                                    ------------
                                                                       3,897,139
                                                                    ------------
SPECIALTY STORES--0.7%
     1,600   Valora Holding AG (SZ)                                      346,802
    45,830   WH Smith PLC (UK)                                           412,707
                                                                    ------------
                                                                         759,509
                                                                    ------------
STEEL--3.2%
    16,400   Boehler-Uddeholm AG (AT)                                    896,777
    10,200   IPSCO, Inc. (CA)                                            976,506
    26,700   Rautaruukki Oyj (FI)                                        806,669
       720   Vallourec SA (FR)                                           865,695
                                                                    ------------
                                                                       3,545,647
                                                                    ------------
SYSTEMS SOFTWARE--0.4%
     8,060   Software AG (GE)                                            421,042
                                                                    ------------
TECHNOLOGY DISTRIBUTORS--0.6%
    29,600   Simm Tech Company Limited (KR)                              315,109
    45,430   Wolfson Microelectronics PLC (UK)*                          375,923
                                                                    ------------
                                                                         691,032
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.3%
     6,050   Hypo Real Estate Holding AG (GE)                            366,807
                                                                    ------------
TIRES & RUBBER--0.8%
     7,960   Continental AG (GE)                                         814,734
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--1.7%
    20,400   Hitachi High-Technologies Corporation (JA)                  620,343
    38,740   SIG PLC (UK)                                                630,385
    12,750   Univar NV (NE)                                              604,231
                                                                    ------------
                                                                       1,854,959
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
   235,000   MobileOne Limited (SG)                                      307,316
     4,200   Mobistar SA (BE)                                            333,346
                                                                    ------------
                                                                         640,662
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN) (COST--$87,433,732)                    106,122,960
                                                                    ------------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS (FOREIGN)--1.9%
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
    9,710   Hugo Boss AG Preferred (GE)                               $  410,731
                                                                      ----------
BROADCASTING & CABLE TV--0.3%
   13,700   ProSiebenSat.1 Media AG Preferred (GE)                       342,062
                                                                      ----------
HEALTHCARE EQUIPMENT--0.6%
    3,910   Fresenius AG Preferred (GE)                                  651,117
                                                                      ----------
HOUSEHOLD PRODUCTS--0.6%
    6,010   Henkel KGAA Preferred (GE)                                   687,176
                                                                      ----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$1,821,089)                                                     2,091,086
                                                                      ----------

UNITS                                                               MARKET VALUE
--------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
  148,000   China Overseas Land & Investment Limited Warrant,
            exp. 7/18/07 (HK)*                                            $4,288
                                                                          ------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$0)                                                                 4,288
                                                                          ------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--0.9%
SPECIAL PURPOSE ENTITY--0.9%
$1,000,000 CAFCO LLC 5.33% 7/3/06~                                  $    999,704
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES (AMORTIZED COST--$999,704)              999,704
                                                                    ------------
TOTAL INVESTMENTS--100.0% (TOTAL COST--$90,254,525)                  109,218,038
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.0%                                        34,211
                                                                    ------------
NET ASSETS--100.0%                                                  $109,252,249
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $999,704, OR 0.9%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                    $  90,254,525
                                                                  -------------
Investment securities, at market                                    109,218,038
Cash                                                                    190,015
Foreign currency (cost $166,123)                                        165,691
Receivables:
   Investment securities sold                                           678,193
   Capital shares sold                                                   92,910
   Dividends and interest                                                63,437
   From transfer agent                                                    4,562
Other assets                                                            248,017
                                                                  -------------
Total Assets                                                        110,660,863
                                                                  -------------

LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                      459,109
   Capital shares redeemed                                              653,954
   Advisory fees                                                         87,912
   Shareholder servicing fees                                            13,721
   Accounting fees                                                        8,791
   Distribution fees                                                     26,398
   Transfer agency fees                                                  28,490
   Custodian fees                                                         3,148
   To transfer agent                                                      2,161
   Directors' deferred compensation                                     116,177
   Other                                                                  8,753
                                                                  -------------
Total Liabilities                                                     1,408,614
                                                                  -------------
Net Assets                                                        $ 109,252,249
                                                                  =============

COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 203,202,976
Undistributed net investment income                                     184,939
Accumulated net realized loss from security
   and foreign currency transactions                               (113,130,474)
Net unrealized appreciation on investments
   and foreign currency translation                                  18,994,808
                                                                  -------------
Total                                                             $ 109,252,249
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $33,526,120
Shares Outstanding                                                     1,473,510
Net Asset Value, Redemption Price Per Share                          $     22.75
Maximum offering price per share (net asset value
   plus sales charge of 5.75% of offering price)                     $     24.14

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 4,924,848
Shares Outstanding                                                       228,477
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     21.56

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $ 6,938,029
Shares Outstanding                                                       321,820
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     21.56

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $63,197,856
Shares Outstanding                                                     2,777,091
Net Asset Value, Offering and Redemption Price Per Share             $     22.76

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $   187,102
Shares Outstanding                                                         8,424
Net Asset Value, Offering and Redemption Price Per Share             $     22.21

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $   478,294
Shares Outstanding                                                        22,092
Net Asset Value, Redemption Price Per Share                          $     21.65
Maximum offering price per share (net asset value
   plus sales charge of 4.50% of offering price)                     $     22.67

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $ 1,493,734
Interest                                                                 16,665
Foreign taxes withheld                                                 (169,235)
                                                                    ------------
Total Investment Income                                               1,341,164
                                                                    ------------

EXPENSES
--------------------------------------------------------------------------------
Advisory fees--Note 2                                                   570,438
Shareholder servicing fees--Note 2                                       88,679
Accounting fees--Note 2                                                  57,044
Distribution fees--Note 2                                               146,797
Transfer agency fees--Note 2                                             49,027
Registration fees                                                        32,255
Postage and mailing expenses                                              5,100
Custodian fees and expenses--Note 2                                      97,815
Printing expenses                                                        21,165
Legal and audit fees                                                     19,785
Directors' fees and expenses--Note 2                                     26,897
Other expenses                                                           33,378
                                                                    ------------
   Total Expenses                                                     1,148,380
   Earnings Credits                                                      (3,188)
   Reimbursed/Waived Expenses                                           (67,835)
   Expense Offset to Broker Commissions                                  (1,164)
                                                                    ------------
   Net Expenses                                                       1,076,193
                                                                    ------------
Net Investment Income                                                   264,971
                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS AND
FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Net Realized Gain (Loss) on:
   Security Transactions                                              5,554,415
   Closing of Futures Contracts                                         (41,950)
   Foreign Currency Transactions                                         12,481
                                                                    ------------
Net Realized Gain                                                     5,524,946
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation                    8,354,925
                                                                    ------------
Net Realized and Unrealized Gain                                     13,879,871
                                                                    ------------
Net Increase in Net Assets Resulting from Operations                $14,144,842
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------------------
Net Investment Income (Loss)                              $    264,971       $ (1,089,649)
Net Realized Gain on Security and Foreign
   Currency Transactions                                     5,524,946         19,668,576
Net Change in Unrealized Appreciation/Depreciation
   of Investments and Foreign Currency Translation           8,354,925             46,812
                                                          ------------       -------------
Net Increase in Net Assets Resulting from Operations        14,144,842         18,625,739
                                                          ------------       -------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                                   8,250,157         (1,068,075)
   Class B                                                 (13,288,663)        (4,356,640)
   Class C                                                  (1,597,212)        (3,909,744)
   Class F                                                  (9,041,808)       (22,526,616)
   Class R                                                    (153,662)            73,085
   Class T                                                     (23,461)          (144,420)
                                                          ------------       -------------
Net Decrease from Capital Share Transactions               (15,854,649)       (31,932,410)
                                                          ------------       -------------
Net Decrease in Net Assets                                  (1,709,807)       (13,306,671)
                                                          ------------       -------------

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of Period                                       $110,962,056       $124,268,727
                                                          ------------       -------------
End of Period                                             $109,252,249       $110,962,056
                                                          ============       =============
Undistributed (Accumulated)
   Net Investment Income (Loss)                           $    184,939       $    (80,032)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                       YEAR ENDED
                                                 ENDED JUNE 30,                    DECEMBER 31,
                                                      2006          2005         2004         2003      2002
                                                 --------------   ---------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 20.10        $ 16.76      $ 14.24      $  8.14   $  9.68
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.09(a)       (0.14)(a)    (0.11)(a)     0.10     (0.16)
Net realized and unrealized gains
   (losses) on securities                             2.56           3.48         2.63         6.00     (1.38)
                                                 --------------------------------------------------------------
Total from investment operations                      2.65           3.34         2.52         6.10     (1.54)
---------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00           0.00         0.00         0.00      0.00
From net realized gains                               0.00           0.00         0.00         0.00      0.00
                                                 --------------------------------------------------------------
Total distributions                                   0.00           0.00         0.00         0.00      0.00
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 22.75        $ 20.10      $ 16.76      $ 14.24   $  8.14
                                                 ==============================================================
TOTAL RETURN(b)                                      13.18%         19.93%       17.70%       74.94%   (15.91%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $33,526        $22,107      $19,726      $27,252   $ 9,422
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)        1.70%          2.14%        1.92%        2.45%     2.24%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.70%          2.12%        1.92%        2.45%     2.24%
Net investment income (loss)                          0.80%         (0.82%)      (0.77%)      (0.83%)   (0.80%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             398%           729%         648%         707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.83% (2006), 2.29% (2005), 2.02%
     (2004), 2.54% (2003) AND 2.27% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                      YEAR ENDED
                                                 ENDED JUNE 30,                   DECEMBER 31,
                                                      2006          2005         2004       2003        2002
                                                 --------------   ----------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $19.13         $ 16.09      $ 13.79      $  7.95    $  9.54
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.07)(a)       (0.28)(a)    (0.23)(a)    (0.31)     (0.29)
Net realized and unrealized gains
   (losses) on securities                            2.50            3.32         2.53         6.15      (1.30)
                                                 ---------------------------------------------------------------
Total from investment operations                     2.43            3.04         2.30         5.84      (1.59)
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00            0.00         0.00         0.00       0.00
From net realized gains                              0.00            0.00         0.00         0.00       0.00
                                                 ---------------------------------------------------------------
Total distributions                                  0.00            0.00         0.00         0.00       0.00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $21.56         $ 19.13      $ 16.09      $ 13.79    $  7.95
                                                 ===============================================================
TOTAL RETURN(b)                                     12.70%          18.89%       16.68%       73.46%    (16.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $4,925         $16,421      $17,917      $18,198    $12,810
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)       2.63%           2.98%        2.79%        3.30%      3.09%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.63%           2.97%        2.78%        3.29%      3.09%
Net investment loss                                 (0.76%)         (1.66%)      (1.63%)      (1.44%)    (1.64%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                            398%            729%         648%         707%       495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.73% (2006), 3.13% (2005), 2.89%
     (2004), 3.38% (2003) AND 3.12% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006         2005         2004         2003      2002
                                                 --------------   --------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $19.12         $16.07      $ 13.76      $  7.93   $  9.52
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.01)(a)      (0.27)(a)    (0.22)(a)    (0.01)    (0.35)
Net realized and unrealized gains
   (losses) on securities                            2.45           3.32         2.53         5.84     (1.24)
                                                 -------------------------------------------------------------
Total from investment operations                     2.44           3.05         2.31         5.83     (1.59)
--------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           0.00           0.00         0.00         0.00      0.00
From net realized gains                              0.00           0.00         0.00         0.00      0.00
                                                 -------------------------------------------------------------
Total distributions                                  0.00           0.00         0.00         0.00      0.00
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $21.56         $19.12      $ 16.07      $ 13.76   $  7.93
                                                 =============================================================
TOTAL RETURN(b)                                     12.76%         18.98%       16.79%       73.52%   (16.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $6,938         $7,568      $10,249      $10,639   $ 5,268
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(c)       2.51%          2.93%        2.71%        3.25%     3.06%
Expenses with reimbursements,
   earnings credits and brokerage offsets            2.50%          2.92%        2.70%        3.25%     3.05%
Net investment loss                                 (0.14%)        (1.60%)      (1.55%)      (1.43%)   (1.58%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                            398%           729%         648%         707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.63% (2006), 3.08% (2005), 2.81%
     (2004), 3.34% (2003) AND 3.08% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                    YEAR ENDED
                                                 ENDED JUNE 30,                 DECEMBER 31,
                                                      2006          2005         2004        2003        2002
                                                 --------------   ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period               $ 20.11        $ 16.76      $ 14.24      $  8.13    $  9.67
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.07(a)       (0.13)(a)    (0.11)(a)    (0.14)     (0.23)
Net realized and unrealized gains
   (losses) on securities                             2.58           3.48         2.63         6.25      (1.31)
                                                 ---------------------------------------------------------------
Total from investment operations                      2.65           3.35         2.52         6.11      (1.54)
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00           0.00         0.00         0.00       0.00
From net realized gains                               0.00           0.00         0.00         0.00       0.00
                                                 ---------------------------------------------------------------
Total distributions                                   0.00           0.00         0.00         0.00       0.00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 22.76        $ 20.11      $ 16.76      $ 14.24    $  8.13
                                                 ===============================================================
TOTAL RETURN                                         13.18%         19.99%       17.70%       75.15%    (15.93%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $63,198        $64,112      $75,677      $78,759    $50,742
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but
   no earnings credits or brokerage offsets(b)        1.76%          2.10%        1.90%        2.31%      2.18%
Expenses with reimbursements,
   earnings credits and brokerage offsets             1.75%          2.08%        1.89%        2.31%      2.18%
Net investment income (loss)                          0.59%         (0.76%)      (0.75%)      (0.45%)    (0.74%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                             398%           729%         648%         707%       495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.88% (2006), 2.24% (2005), 2.00%
     (2004), 2.40% (2003) AND 2.21% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                     YEAR ENDED
                                          ENDED JUNE 30,                  DECEMBER 31,
                                               2006          2005       2004       2003      2002
                                          --------------   -----------------------------------------
CLASS R SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $19.60        $ 16.31     $13.82     $ 7.87   $  9.56
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.08(a)       (0.12)(a)  (0.07)(a)   0.54     (0.81)
Net realized and unrealized gains
   (losses) on securities                      2.53           3.41       2.56       5.41     (0.88)
                                          ----------------------------------------------------------
Total from investment operations               2.61           3.29       2.49       5.95     (1.69)
----------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                     0.00           0.00       0.00       0.00      0.00
From net realized gains                        0.00           0.00       0.00       0.00      0.00
                                          ----------------------------------------------------------
Total distributions                            0.00           0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------

Net Asset Value, end of period               $22.21        $ 19.60     $16.31     $13.82   $  7.87
                                          ==========================================================

TOTAL RETURN                                  13.32%         20.17%     18.02%     75.60%   (17.68%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  187        $   310     $  190     $  142   $    37
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(b)                                  1.52%          1.91%      1.68%      2.08%     3.94%
Expenses with reimbursements, earnings
   credits and brokerage offsets               1.51%          1.89%      1.68%      2.07%     3.91%
Net investment income (loss)                   0.81%         (0.69%)    (0.51%)    (0.32%)   (2.20%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                      398%           729%       648%       707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.63% (2006), 2.08% (2005), 1.79%
     (2004), 2.17% (2003) AND 4.65% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                     YEAR ENDED
                                          ENDED JUNE 30,                  DECEMBER 31,
                                               2006         2005       2004       2003      2002
                                          --------------   -----------------------------------------
CLASS T SHARES PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $19.16        $16.05     $13.70     $ 7.87   $  9.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.03(a)      (0.21)(a)  (0.17)(a)  (0.24)    (0.45)
Net realized and unrealized gains
   (losses) on securities                      2.46          3.32       2.52       6.07     (1.18)
                                          ----------------------------------------------------------
Total from investment operations               2.49          3.11       2.35       5.83     (1.63)
----------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00       0.00       0.00      0.00
From net realized gains                        0.00          0.00       0.00       0.00      0.00
                                          ----------------------------------------------------------
Total distributions                            0.00          0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $21.65        $19.16     $16.05     $13.70   $  7.87
                                          ==========================================================

TOTAL RETURN(b)                               13.00%        19.38%     17.15%     74.08%   (17.16%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  478        $  444     $  510     $  522   $   345
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.10%         2.55%      2.37%      3.07%     4.03%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.09%         2.54%      2.36%      3.07%     4.03%
Net investment income (loss)                   0.29%        (1.24%)    (1.21%)    (1.06%)   (2.69%)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      398%          729%       648%       707%      495%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.22% (2006), 2.70% (2005), 2.47%
     (2004), 3.16% (2003) AND 4.05% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a large portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $27,975 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $8,395 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                         TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A     $ 7,425
                              ---------------------
                              Class B     $12,139
                              ---------------------
                              Class C     $ 4,457
                              ---------------------
                              Class R     $   131
                              ---------------------
                              Class T     $   475

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $809 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $16,005 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $81,635 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A        N/A           $38,582
                     ---------------------------------------
                     Class B      $34,876         $11,625
                     ---------------------------------------
                     Class C      $29,683         $ 9,894
                     ---------------------------------------
                     Class T      $   603         $   603
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $284 in sales commissions from the sales of Class A shares. DSC also retained $10,844 and $589 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD      AMOUNT OF WAIVER
                       ------------------------------------
                       9/1/05 to 8/31/06       $200,000
                       ------------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $67,835, which reduced the amount paid to Mellon Bank to $29,980.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

OTHER--During the period ended June 30, 2006, Founders reimbursed the Fund $3,661 for a trading error. An affiliate of Founders reimbursed the Fund $11,226 for trading errors. The amounts were not material to the Fund.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, passive foreign investment corporations, foreign currency transactions, deferred compensation, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

              EXPIRATION                                AMOUNT
              ---------------------------------------------------
              2009                                   $105,273,118
              ---------------------------------------------------
              2010                                   $ 11,833,084
              ---------------------------------------------------
                                                     $117,106,202
                                                     ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Post-October Capital Loss Deferral      $(1,461,360)
              ---------------------------------------------------
              Federal Tax Cost                        $90,307,229
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $20,960,939
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(2,050,130)
              ---------------------------------------------------
              Net Tax Appreciation                    $18,910,809
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                PERIOD ENDED                YEAR ENDED
                               JUNE 30, 2006            DECEMBER 31, 2005
                           SHARES       AMOUNT        SHARES        AMOUNT
CLASS A
-----------------------------------------------------------------------------
Sold                       624,845   $ 13,908,499      431,931   $  7,916,442
Redeemed                  (251,235)  $ (5,658,342)    (509,206)  $ (8,984,517)
                          ---------------------------------------------------
Net Increase (Decrease)    373,610   $  8,250,157      (77,275)  $ (1,068,075)
                          ===================================================

CLASS B
-----------------------------------------------------------------------------
Sold                         4,858   $    101,668       19,176   $    327,743
Redeemed                  (634,700)  $(13,390,331)    (274,566)  $ (4,684,383)
                          ---------------------------------------------------
Net Decrease              (629,842)  $(13,288,663)    (255,390)  $ (4,356,640)
                          ===================================================

CLASS C
-----------------------------------------------------------------------------
Sold                        15,130   $    331,312       77,684   $  1,393,853
Redeemed                   (89,115)  $ (1,928,524)    (319,650)  $ (5,303,597)
                          ---------------------------------------------------
Net Decrease               (73,985)  $ (1,597,212)    (241,966)  $ (3,909,744)
                          ===================================================

CLASS F
-----------------------------------------------------------------------------
Sold                       126,369   $  2,854,593      456,877     $8,160,585
Redeemed                  (537,774)  $(11,896,401)  (1,783,478)  $(30,687,201)
                          ---------------------------------------------------
Net Decrease              (411,405)  $ (9,041,808)  (1,326,601)  $(22,526,616)
                          ===================================================

CLASS R
-----------------------------------------------------------------------------
Sold                         2,065   $     44,272       25,002   $    458,697
Redeemed                    (9,476)  $   (197,934)     (20,814)  $   (385,612)
                          ---------------------------------------------------
Net Increase (Decrease)     (7,411)  $   (153,662)       4,188   $     73,085
                          ===================================================

CLASS T
-----------------------------------------------------------------------------
Sold                             4   $         96        4,248   $     79,625
Redeemed                    (1,098)  $    (23,557)     (12,834)  $   (224,045)
                          ---------------------------------------------------
Net Decrease                (1,094)  $    (23,461)      (8,586)  $   (144,420)
                          ===================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $39,427,474 and $55,083,866, respectively.

6. FUTURES CONTRACTS

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to mark to market on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. There were no contracts open at June 30, 2006.

7. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

For More Information

DREYFUS FOUNDERS
PASSPORT FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

SEE NOTES TO FINANCIAL STATEMENTS.

(C) 2006 Founders Asset Management LLC
                                                                      0281SA0606

DREYFUS FOUNDERS
WORLDWIDE GROWTH
FUND

SEMIANNUAL REPORT JUNE 30, 2006

[DREYFUS LOGO]
A MELLON FINANCIAL COMPANY(SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           20
Statement of Operations                                                       22
Statements of Changes in Net Assets                                           23
Financial Highlights                                                          24
Notes to Financial Statements                                                 30

SAVE TIME. SAVE PAPER. VIEW YOUR NEXT SHAREHOLDER REPORT ONLINE AS SOON AS IT'S AVAILABLE. LOG INTO www.dreyfus.com AND SIGN UP FOR DREYFUS ECOMMUNICATIONS. IT'S SIMPLE AND ONLY TAKES A FEW MINUTES.

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
210 University Boulevard, Suite 800
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2006. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW
(UNAUDITED)

[PHOTO OF REMI J. BROWNE]

[PHOTO OF JEFFREY R. SULLIVAN]

[PHOTO OF JOHN JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT, JEFFREY R. SULLIVAN, CFA SECOND FROM LEFT, AND JOHN JARES, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

VOLATILE GLOBAL MARKETS

For the first four months of 2006, global equity markets continued the rally that began three years ago. Strong earnings announcements and an increase in merger-and-acquisition (M&A) activity, paired with generally benign inflation, historically low interest rates and an ongoing economic expansion, drove investor activity. However, later in the period, the United States faced numerous macroeconomic issues that prompted a reversal in the global equity markets. A slowdown in the housing market, U.S. dollar weakness, rising consumer prices and the continued interest rate increases by the Federal Reserve began to weigh on investors, initiating global market declines mid-May through mid-June.

     Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which returned 6.06% for the six-month period ended June 30, 2006, but outperformed(1) its other benchmark, the MSCI World Growth Index, which returned 4.22% for the same period.

CONSISTENT INVESTING STRATEGY

The positioning of the Fund was not substantially altered during the period, nor was the investment strategy behind the Fund. We continued to analyze

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Returns for all share classes, including and excluding sales charges.

     The MSCI World Growth Index measures global developed market equity performance of growth securities. The total return figures cited for this index assume change in share price and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

companies through proprietary analysis, Wall Street data and meetings with company management, among other resources, seeking solid growth opportunities at attractive valuations. This investment approach served the Fund well, as strong stock selection proved to be the principal positive impact on the Fund's relative return for the period.

"STRONG STOCK SELECTION PROVED TO BE THE PRINCIPAL POSITIVE IMPACT ON THE FUND'S
                        RELATIVE RETURN FOR THE PERIOD."

U.S., U.K. AND GERMANY WERE PRIMARY AIDS TO PERFORMANCE

The largest positive contributors to relative Fund performance on a country basis were the United States, the United Kingdom (U.K.) and Germany, primarily due to strong stock selection. Investor optimism and strong market activity in the first four months of the period boosted the United States' performance.

     An overweight position in oil-exporting Norway and favorable stock selection in Hong Kong also aided the Fund.

MATERIALS AND CONSUMER STOCKS BOOSTED RELATIVE RETURN

For the period, the materials sector was the strongest performing sector in the Fund. Increased M&A activity aided materials firms at the end of the period, with large bids indicating that the robust metals cycle was expected to continue. The U.K.-based metals and mining company XSTRATA PLC had a strong run during the period, as many metal prices experienced strong appreciation. In addition, Xstrata announced a $1.7 billion acquisition of a Columbian coal mine, giving the company increased exposure to the strong U.S. coal market. NUCOR CORPORATION, a U.S.-based steel producer, saw its stock price increase over 60% for the period.

SECTORS BENEFITING THE FUND
Materials
Consumer Staples
Consumer Discretionary

The consumer staples and consumer discretionary sectors also positively impacted the Fund's relative return primarily through solid stock picking, but also through an overweight position in the consumer staples sector. Consumer discretionary issues BEST BUY COMPANY, INC., Pixar, Inc. and Kohl's Corporation were among the strongest performing stocks in the Fund. Best Buy's stock price rose on strong consumer spending on a variety of products, including HDTVs, MP3 players and digital video and photography equipment. Pixar, Inc. saw its stock price increase on strong demand for its animated feature-length, family-friendly films. Kohl's experienced improved revenue and earnings growth trends driven by higher sales as the department store industry saw a reduction in capacity.

SELECT ISSUES PERFORMED STRONGLY

Other notable performers during the period included industrials issue CONTINENTAL AIRLINES, INC. and Schering AG. Late in 2005, the airline industry experienced a wave of extreme capacity rationalization. This resulted in a significant reduction in supply, which in turn created strong pricing trends for the entire industry, including Continental. The German pharmaceuticals provider Schering AG was caught in an acquisition bidding war between Bayer AG and MERCK KGAA during the period. The stock rose 50% on the bidding.

SWEDEN, SPAIN AND CANADA WERE PRIMARY WEIGHTS ON PERFORMANCE

Weak stock selection, combined with poor relative allocations in Sweden, Spain and Canada, detracted from relative Fund performance. Weak stock selection in Denmark also produced a negative effect on the Fund for the period.

           LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

            1. GLAXOSMITHKLINE PLC (United Kingdom; GSK)      1.57%
            2. HEWLETT-PACKARD COMPANY (United States; HPQ)   1.55%
            3. EXXONMOBIL CORPORATION (United States; XOM)    1.53%
            4. ROCHE HOLDING AG (Switzerland; RO.G)           1.48%
            5. CISCO SYSTEMS, INC. (United States; CSCO)      1.46%
            6. WALGREEN COMPANY (United States; WAG)          1.43%
            7. BHP BILLITON LIMITED (Australia; BHP)          1.43%
            8. SEAGATE TECHNOLOGY (United States; SGAT)       1.37%
            9. GOOGLE, INC. CLASS A (United States; GOOG)     1.31%
           10. BEST BUY COMPANY, INC. (United States; BBY)    1.31%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

                                     [CHART]

             DREYFUS FOUNDERS
             WORLDWIDE GROWTH       MSCI
               FUND-CLASS F     WORLD INDEX
             ----------------   -----------
 6/28/1996      $10,000.00       $10,000.00
 6/30/1997      $11,325.72       $12,227.34
 6/30/1998      $13,020.32       $14,309.55
 6/30/1999      $13,119.34       $16,551.56
 6/30/2000      $17,744.19       $18,569.72
 6/29/2001      $11,882.24       $14,800.69
 6/28/2002      $ 8,998.65       $12,548.63
 6/30/2003      $ 8,586.71       $12,250.71
 6/30/2004      $10,728.80       $15,191.29
 6/30/2005      $11,653.39       $16,718.22
 6/30/2006      $13,804.64       $19,548.89

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/96 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/06

                            YEAR-TO-                                   SINCE
CLASS (INCEPTION DATE)        DATE+    1 YEAR   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------
A SHARES (12/31/99)
With sales charge (5.75%)    (0.33%)    11.66%   1.63%        --      (5.30%)
Without sales charge          5.77%     18.44%   2.85%        --      (4.43%)
B SHARES (12/31/99)
With redemption*              1.30%     13.60%   1.81%        --      (5.13%)
Without redemption            5.30%     17.60%   2.18%        --      (5.13%)
C SHARES (12/31/99)
With redemption**             4.26%     16.53%   1.78%        --      (5.42%)
Without redemption            5.26%     17.53%   1.78%        --      (5.42%)
F SHARES (12/29/89)           5.75%     18.46%   3.04%      3.28%      7.78%
R SHARES (12/31/99)           5.92%     19.42%   3.57%        --      (3.92%)
T SHARES (12/31/99)
With sales charge (4.50%)     0.86%     12.84%   0.74%        --      (6.06%)
Without sales charge          5.63%     18.15%   1.67%        --      (5.39%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers and adjustments for financial statement purposes. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

+    Total return is not annualized.

INFORMATION TECHNOLOGY, INDUSTRIALS AND ENERGY HAMPERED FUND

A substantial overweight position in the information technology (IT) sector caused the largest drain on Fund performance. INTEL CORPORATION, MOTOROLA, INC., SEAGATE TECHNOLOGIES, INC. and ADOBE SYSTEMS, INC. were among the weakest overall performers in the Fund for the period. Intel Corporation lost market share to a competitor, which resulted in poor revenue growth and margin deterioration. Adobe moderated revenue and earnings growth expectations during the second quarter of 2006, primarily due to weak sales as customers awaited the launch of the company's upgraded software packages.

SECTORS DETRACTING FROM THE FUND
Information Technology
Industrials
Energy

     In the industrials sector, the French-listed company EADS announced a profit warning in June, as delays of the new Airbus A380 series of commercial jets will negatively impact earnings going forward.

     Poor stock selection in the energy sector also weighed on relative performance. Oil- and gas-services provider TRICAN WELL SERVICE LIMITED released fourth quarter 2005 results that were in line with forecasts. The stock, however, fell as a result of the deterioration in North American gas prices and profit taking.

                                    [CHART]

PORTFOLIO COMPOSITION OF NET ASSETS
47.99%   United States
10.95%   United Kingdom
10.89%   Japan
 5.44%   France
 4.41%   Switzerland
 4.01%   Germany
 2.58%   Canada
 2.54%   Australia
 2.04%   Netherlands
 1.76%   Italy
 6.35%   Other Countries
 1.04%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

OTHER NOTABLE UNDERPERFORMERS

Other individual issues also experienced poor performance during the period. Health care holding BOSTON SCIENTIFIC CORPORATION acquired medical-device maker Guidant Corporation early in the year. After the acquisition closed, demand for medical devices, including Guidant's implantable cardioverter defibrillators
(ICDs), slackened. The Japanese home appliances and computer retailer Yamada Denki Company Limited's stock price fell as a result of profit taking.

     We have been cautiously optimistic regarding global markets due to the relatively strong returns generated by the world's big exporters, Japan and Germany, and the seemingly limitless appetite for commodity stocks. Economic fundamentals have improved across Europe and Japan, which should help offset a slowdown in U.S. consumption.

     As always, we remain committed to our investment philosophy. Regardless of macroeconomic trends, we continue to search for growth stocks that have an attractive combination of business momentum and valuation.


/s/ Remi J. Browne                       /s/ Jeffrey R. Sullivan
--------------------------------------   ---------------------------------------
Remi J. Browne, CFA                      Jeffrey R. Sullivan, CFA
Co-Portfolio Manager                     Co-Portfolio Manager


/s/ John B. Jares
--------------------------------------
John Jares, CFA
Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The expense example is based on an investment of $1,000 on January 1, 2006 and held through June 30, 2006.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                          (1/1/06)       (6/30/06)     (1/1/06-6/30/06)
-----------------------------------------------------------------------
CLASS A ACTUAL           $1,000.00       $1,057.70          $ 9.95
CLASS A HYPOTHETICAL      1,000.00        1,015.00            9.79
CLASS B ACTUAL            1,000.00        1,053.00           13.90
CLASS B HYPOTHETICAL      1,000.00        1,011.09           13.71
CLASS C ACTUAL            1,000.00        1,052.60           13.69
CLASS C HYPOTHETICAL      1,000.00        1,011.29           13.50
CLASS F ACTUAL            1,000.00        1,057.50           10.00
CLASS F HYPOTHETICAL      1,000.00        1,014.95            9.84
CLASS R ACTUAL            1,000.00        1,059.20            7.91
CLASS R HYPOTHETICAL      1,000.00        1,017.01            7.78
CLASS T ACTUAL            1,000.00        1,056.30           11.06
CLASS T HYPOTHETICAL      1,000.00        1,013.90           10.89

* Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets.

          EXPENSE RATIO
-----------------------
CLASS A       1.95%
CLASS B       2.73%
CLASS C       2.69%
CLASS F       1.96%
CLASS R       1.55%
CLASS T       2.17%

STATEMENT OF INVESTMENTS
June 30, 2006 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--47.8%
AIRLINES--1.1%
11,938   AMR Corporation*                                            $  303,465
10,775   Continental Airlines, Inc. Class B*                            321,095
                                                                     ----------
                                                                        624,560
                                                                     ----------
APPLICATION SOFTWARE--1.3%
 7,650   Autodesk, Inc.*                                                263,619
33,775   BEA Systems, Inc.*                                             442,115
                                                                     ----------
                                                                        705,734
                                                                     ----------
BIOTECHNOLOGY--0.4%
 9,275   MedImmune, Inc.*                                               251,353
                                                                     ----------
BROADCASTING & CABLE TV--1.0%
16,799   Comcast Corporation Special Class A*                           550,671
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.2%
42,050   Cisco Systems, Inc.*                                           821,237
35,375   Motorola, Inc.                                                 712,806
 6,400   QUALCOMM, Inc.                                                 256,448
                                                                     ----------
                                                                      1,790,491
                                                                     ----------
COMPUTER & ELECTRONICS RETAIL--1.3%
13,376   Best Buy Company, Inc.                                         733,540
                                                                     ----------
COMPUTER HARDWARE--4.0%
 9,302   Apple Computer, Inc.*                                          531,330
11,475   Dell, Inc.*                                                    280,105
13,725   Diebold, Inc.                                                  557,510
27,548   Hewlett-Packard Company                                        872,721
                                                                     ----------
                                                                      2,241,666
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS--1.4%
33,975   Seagate Technology*                                            769,194
                                                                     ----------
CONSUMER FINANCE--0.5%
 5,793   SLM Corporation                                                306,566
                                                                     ----------
DEPARTMENT STORES--1.8%
12,450   Federated Department Stores, Inc.                              455,670
 8,250   J.C. Penney Company, Inc.                                      556,957
                                                                     ----------
                                                                      1,012,627
                                                                     ----------

AU   Australia
AT   Austria
BE   Belgium
CA   Canada
DE   Denmark
FI   Finland
FR   France
GE   Germany
GR   Greece
HK   Hong Kong
IE   Ireland
IT   Italy
JA   Japan
KR   South Korea
NE   Netherlands
NW   Norway
PT   Portugal
SG   Singapore
SP   Spain
SW   Sweden
SZ   Switzerland
UK   United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.7%
 9,825   E.I. du Pont de Nemours and Company                         $  408,720
                                                                     ----------
DRUG RETAIL--1.4%
17,875   Walgreen Company                                               801,515
                                                                     ----------
FOOD DISTRIBUTORS--0.8%
14,425  Sysco Corporation                                               440,828
                                                                     ----------
FOOD RETAIL--1.0%
22,325  Safeway, Inc.                                                   580,450
                                                                     ----------
GENERAL MERCHANDISE STORES--1.2%
28,075   Family Dollar Stores, Inc.                                     685,872
                                                                     ----------
HEALTHCARE EQUIPMENT--1.3%
27,525   Boston Scientific Corporation*                                 463,521
 2,500   Intuitive Surgical, Inc.*                                      294,925
                                                                     ----------
                                                                        758,446
                                                                     ----------
HEALTHCARE SERVICES--1.1%
10,600   Medco Health Solutions, Inc.*                                  607,168
                                                                     ----------
HEALTHCARE SUPPLIES--1.1%
11,950   Advanced Medical Optics, Inc.*                                 605,865
                                                                     ----------
HOME ENTERTAINMENT SOFTWARE--0.4%
 5,250   Electronic Arts, Inc.*                                         225,960
                                                                     ----------
HOME IMPROVEMENT RETAIL--0.9%
13,613   Home Depot, Inc.                                               487,209
                                                                     ----------
HOTELS, RESORTS & CRUISE LINES--0.5%
 7,625   Marriott International, Inc. Class A                           290,665
                                                                     ----------
HOUSEHOLD PRODUCTS--1.1%
10,697   Colgate-Palmolive Company                                      640,750
                                                                     ----------
HYPERMARKETS & SUPER CENTERS--0.6%
 6,595   Wal-Mart Stores, Inc.                                          317,681
                                                                     ----------
INDUSTRIAL CONGLOMERATES--0.8%
13,258   General Electric Company                                       436,984
                                                                     ----------
INTEGRATED OIL & GAS--1.5%
13,971   ExxonMobil Corporation                                         857,121
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
13,555   Sprint Nextel Corporation                                      270,964
                                                                     ----------
INTERNET SOFTWARE & SERVICES--2.1%
 1,759   Google, Inc. Class A*                                          737,601
14,250   Yahoo!, Inc.*                                                  470,250
                                                                     ----------
                                                                      1,207,851
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--1.2%
 2,995   Goldman Sachs Group, Inc.                                      450,538
16,475   TD Ameritrade Holding Corporation                              243,995
                                                                     ----------
                                                                        694,533
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.0%
  18,376   Walt Disney Company                                       $   551,280
                                                                     -----------
MULTI-LINE INSURANCE--1.0%
  12,100   Assurant, Inc.                                                585,640
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
   4,550   Schlumberger Limited                                          296,251
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
  13,369   JPMorgan Chase & Company                                      561,498
                                                                     -----------
PERSONAL PRODUCTS--2.2%
  19,350   Avon Products, Inc.                                           599,850
  16,255   Estee Lauder Companies, Inc. Class A                          628,581
                                                                     -----------
                                                                       1,228,431
                                                                     -----------
PHARMACEUTICALS--1.5%
  22,763   Pfizer, Inc.                                                  534,248
   6,662   Wyeth                                                         295,859
                                                                     -----------
                                                                         830,107
                                                                     -----------
RAILROADS--0.5%
   3,110   Union Pacific Corporation                                     289,106
                                                                     -----------
SEMICONDUCTORS--3.4%
   8,850   Freescale Semiconductor, Inc. Class B*                        260,190
  25,258   Intel Corporation                                             478,639
  19,085   Linear Technology Corporation                                 639,157
  16,850   Maxim Integrated Products, Inc.                               541,054
                                                                     -----------
                                                                       1,919,040
                                                                     -----------
SPECIALTY STORES--0.5%
   3,125   AutoZone, Inc.*                                               275,625
                                                                     -----------
STEEL--0.4%
   3,746   Nucor Corporation                                             203,221
                                                                     -----------
SYSTEMS SOFTWARE--1.6%
  11,300   Adobe Systems, Inc.*                                          343,068
  24,804   Microsoft Corporation                                         577,933
                                                                     -----------
                                                                         921,001
                                                                     -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$25,529,112)                                                   26,966,184
                                                                     -----------
COMMON STOCKS (FOREIGN)--50.3%
ADVERTISING--0.3%
  14,300   WPP Group PLC (UK)                                            173,065
                                                                     -----------
AIRLINES--0.6%
  56,200   British Airways PLC (UK)*                                     356,186
                                                                     -----------
ALUMINUM--0.4%
   5,000   Alcan, Inc. (CA)                                              234,211
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
   6,056   Compagnie Financiere Richemont AG (SZ)                    $   277,389
   4,000   Gildan Activewear, Inc. (CA)*                                 189,161
                                                                     -----------
                                                                         466,550
                                                                     -----------
APPLICATION SOFTWARE--0.4%
     961   SAP AG (GE)                                                   202,697
                                                                     -----------
AUTOMOBILE MANUFACTURERS--0.9%
  16,600   Honda Motor Company Limited (JA)                              526,547
                                                                     -----------
BIOTECHNOLOGY--0.6%
   9,000   CSL Limited (AU)                                              359,478
                                                                     -----------
BREWERS--1.9%
   5,700   Heineken NV (NE)                                              241,692
   8,926   InBev NV (BE)                                                 437,851
   8,900   Kirin Brewery Company Limited (JA)                            139,908
   4,900   Orkla ASA (NW)                                                227,096
                                                                     -----------
                                                                       1,046,547
                                                                     -----------
BROADCASTING & CABLE TV--0.4%
   6,900   Shaw Communications, Inc. Class B (CA)                        195,015
                                                                     -----------
COMMUNICATIONS EQUIPMENT--1.2%
  94,000   Foxconn International Holdings Limited (HK)*                  200,919
  22,250   Nokia Oyj (FI)                                                454,221
                                                                     -----------
                                                                         655,140
                                                                     -----------
COMPUTER HARDWARE--0.9%
  34,000   Fujitsu Limited (JA)                                          263,527
  33,000   Toshiba Corporation (JA)                                      215,405
                                                                     -----------
                                                                         478,932
                                                                     -----------
CONSTRUCTION MATERIALS--0.5%
  22,045   Rinker Group Limited (AU)                                     268,498
                                                                     -----------
CONSUMER ELECTRONICS--1.7%
  16,000   Matsushita Electric Industrial Company Limited (JA)           337,644
  13,800   Sony Corporation (JA)                                         608,965
                                                                     -----------
                                                                         946,609
                                                                     -----------
CONSUMER FINANCE--0.4%
     990   Orix Corporation (JA)                                         241,790
                                                                     -----------
DEPARTMENT STORES--0.3%
   1,100   PPR SA (FR)                                                   140,279
                                                                     -----------
DISTILLERS & VINTNERS--0.4%
  13,497   Diageo PLC (UK)                                               226,988
                                                                     -----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--4.0%
  60,097   Banca Intesa SPA (IT)                                     $   352,065
  11,693   Banco Santander Central Hispano SA (SP)                       170,803
  14,953   Barclays PLC (UK)                                             169,908
   4,084   BNP Paribas SA (FR)                                           391,005
  25,669   Capitalia SPA (IT)                                            210,625
  13,903   HBOS PLC (UK)                                                 241,657
   8,400   HSBC Holdings PLC (UK)                                        147,792
   4,900   Royal Bank of Scotland Group PLC (UK)                         161,098
   2,866   Societe Generale (FR)                                         421,578
                                                                     -----------
                                                                       2,266,531
                                                                     -----------
DIVERSIFIED CAPITAL MARKETS--1.4%
   9,667   Credit Suisse Group (SZ)                                      540,833
   2,028   UBS AG (SZ)                                                   222,274
                                                                     -----------
                                                                         763,107
                                                                     -----------
DIVERSIFIED CHEMICALS--0.7%
   4,691   BASF AG (GE)                                                  376,456
                                                                     -----------
DIVERSIFIED METALS & MINING--3.4%
  37,189   BHP Billiton Limited (AU)                                     801,428
   4,100   Teck Cominco Limited Class B (CA)                             246,007
  14,500   Vedanta Resources PLC (UK)                                    365,449
  13,046   Xstrata PLC (UK)                                              494,532
                                                                     -----------
                                                                       1,907,416
                                                                     -----------
ELECTRIC UTILITIES--1.0%
   1,450   E.ON AG (GE)                                                  166,922
  78,211   International Power PLC (UK)                                  411,447
                                                                     -----------
                                                                         578,369
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
   2,254   Schneider Electric SA (FR)                                    234,972
  27,100   Sumitomo Electric Industries Limited (JA)                     396,886
                                                                     -----------
                                                                         631,858
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
   1,700   TDK Corporation (JA)                                          129,238
                                                                     -----------
FOOD RETAIL--0.5%
   4,300   Delhaize Group (BE)                                           298,107
                                                                     -----------
HEAVY ELECTRICAL EQUIPMENT--0.6%
  44,600   Mitsubishi Electric Corporation (JA)                          357,377
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--0.3%
  41,500   First Choice Holidays PLC (UK)                                175,539
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.3%
  29,600   Michael Page International PLC (UK)                           191,842
                                                                     -----------
INDUSTRIAL MACHINERY--0.7%
   6,900   Atlas Copco AB Class A (SW)                                   191,752
   2,800   Man AG (GE)                                                   202,998
                                                                     -----------
                                                                         394,750
                                                                     -----------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS--2.9%
  21,800   BG Group PLC (UK)                                         $  291,244
  57,027   BP PLC (UK)                                                  664,858
   5,011   Repsol YPF SA (SP)                                           143,510
   5,847   Royal Dutch Shell PLC Class A (NE)                           196,774
   4,748   Total SA (FR)                                                312,464
                                                                     ----------
                                                                      1,608,850
                                                                     ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.5%
  61,971   BT Group PLC (UK)                                            274,160
  17,700   Telefonica SA (SP)                                           294,774
  22,800   Telenor ASA (NW)                                             275,619
                                                                     ----------
                                                                        844,553
                                                                     ----------
INVESTMENT BANKING & BROKERAGE--1.1%
  24,200   Daiwa Securities Group, Inc. (JA)                            288,438
  17,600   Nomura Holdings, Inc. (JA)                                   329,885
                                                                     ----------
                                                                        618,323
                                                                     ----------
LIFE & HEALTH INSURANCE--0.3%
   4,600   Manulife Financial Corporation (CA)                          145,751
                                                                     ----------
MOVIES & ENTERTAINMENT--0.9%
  15,045   Vivendi SA (FR)                                              527,287
                                                                     ----------
MULTI-LINE INSURANCE--1.0%
  11,979   Aviva PLC (UK)                                               169,562
   2,923   Baloise Holding Limited (SZ)                                 224,616
     856   Zurich Financial Services AG (SZ)                            187,639
                                                                     ----------
                                                                        581,817
                                                                     ----------
OFFICE ELECTRONICS--1.2%
  13,950   Canon, Inc. (JA)                                             683,847
                                                                     ----------
OIL & GAS DRILLING--0.3%
   4,200   Precision Drilling Trust (CA)                                139,586
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--0.3%
   8,000   Trican Well Service Limited (CA)                             159,814
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
  14,383   Eni SPA (IT)                                                 423,690
   7,800   Norsk Hydro ASA (NW)                                         206,750
                                                                     ----------
                                                                        630,440
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
  17,952   ING Groep NV (NE)                                            705,634
                                                                     ----------
PACKAGED FOODS & MEATS--0.3%
     612   Nestle SA Registered (SZ)                                    192,220
                                                                     ----------
PAPER PACKAGING--0.2%
  17,500   Rengo Company Limited (JA)                                   132,275
                                                                     ----------

SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
   3,659   AstraZeneca Group PLC (UK)                                $   220,839
  31,600   GlaxoSmithKline PLC (UK)                                      882,907
   3,490   Merck KGaA (GE)                                               317,841
   5,045   Roche Holding AG (SZ)                                         833,956
   7,189   Sanofi-Aventis (FR)                                           701,613
   2,800   Takeda Pharmaceuticals Company Limited (JA)                   174,205
                                                                     -----------
                                                                       3,131,361
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--1.2%
   4,700   Silicon-On-Insulator Technologies (FR)*                       139,052
   2,500   Sumco Corporation (JA)                                        142,433
   5,500   Tokyo Electron Limited (JA)                                   384,481
                                                                     -----------
                                                                         665,966
                                                                     -----------
SEMICONDUCTORS--0.3%
   9,600   ATI Technologies, Inc. (CA)*                                  139,489
                                                                     -----------
SOFT DRINKS--0.5%
   9,100   Coca-Cola Hellenic Bottling Company SA (GR)                   271,207
                                                                     -----------
STEEL--0.3%
   4,049   ThyssenKrupp AG (GE)                                          138,281
                                                                     -----------
TIRES & RUBBER--0.7%
   3,891   Continental AG (GE)                                           398,258
                                                                     -----------
TOBACCO--1.0%
  21,303  British American Tobacco PLC (UK)                              536,514
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--1.4%
  22,800   Mitsubishi Corporation (JA)                                   455,243
  22,000   Mitsui & Company Limited (JA)                                 310,661
                                                                     -----------
                                                                         765,904
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
   3,662   Bouygues SA (FR)                                              188,299
  69,600   China Mobile Limited (HK)                                     397,904
                                                                     -----------
                                                                         586,203
                                                                     -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$21,738,680)                                                   28,192,702
                                                                     -----------
PREFERRED STOCKS (FOREIGN)--0.8%
HEALTHCARE EQUIPMENT--0.8%
   2,691   Fresenius AG Preferred (GE)                                   448,121
                                                                     -----------
TOTAL PREFERRED STOCKS (FOREIGN)
(COST--$399,232)                                                         448,121
                                                                     -----------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--1.1%
SPECIAL PURPOSE ENTITY--1.1%
$600,000   CAFCO LLC
           5.33% 7/3/06~                                            $   599,822
                                                                    -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$599,822)                                              599,822
                                                                    -----------
TOTAL INVESTMENTS--100.0%
(TOTAL COST--$48,266,846)                                            56,206,829
                                                                    -----------
OTHER ASSETS AND LIABILITIES--(0.0%)                                    (12,664)
                                                                    -----------
NET ASSETS--100.0%                                                  $56,194,165
                                                                    ===========

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $599,822, OR 1.1%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at cost                                     $ 48,266,846
                                                                   ------------
Investment securities, at market                                     56,206,829
Cash                                                                     64,770
Foreign currency (cost $1,376)                                            2,233
Receivables:
   Investment securities sold                                         1,023,741
   Capital shares sold                                                    2,459
   Dividends and interest                                                50,640
   From transfer agent                                                      531
Other assets                                                            152,444
                                                                   ------------
Total Assets                                                         57,503,647
                                                                   ------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other accrued liabilities:
   Investment securities purchased                                    1,044,643
   Capital shares redeemed                                               58,451
   Advisory fees                                                         45,606
   Shareholder servicing fees                                             6,290
   Accounting fees                                                        3,550
   Distribution fees                                                     15,024
   Transfer agency fees                                                   3,707
   Custodian fees                                                           445
   Directors' deferred compensation                                     102,632
   Other                                                                 29,134
                                                                   ------------
Total Liabilities                                                     1,309,482
                                                                   ------------
Net Assets                                                         $ 56,194,165
                                                                   ============
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $102,224,305
Accumulated net investment loss                                          (7,498)
Accumulated net realized loss from security and foreign
   currency transactions                                            (53,981,581)
Net unrealized appreciation on investments and foreign
   currency translation                                               7,958,939
                                                                   ------------
Total                                                              $ 56,194,165
                                                                   ============

CLASS A
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,156,949
Shares Outstanding                                                        76,975
Net Asset Value, Redemption Price Per Share                          $     15.03
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                                $     15.95

CLASS B
--------------------------------------------------------------------------------
Net Assets                                                           $ 1,236,582
Shares Outstanding                                                        86,493
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.30

CLASS C
--------------------------------------------------------------------------------
Net Assets                                                           $   298,990
Shares Outstanding                                                        21,335
Net Asset Value, Offering and Redemption Price (excluding
   applicable contingent deferred sales charge) Per Share            $     14.01

CLASS F
--------------------------------------------------------------------------------
Net Assets                                                           $51,455,083
Shares Outstanding                                                     3,412,032
Net Asset Value, Offering and Redemption Price Per Share             $     15.08

CLASS R
--------------------------------------------------------------------------------
Net Assets                                                           $ 2,014,694
Shares Outstanding                                                       129,478
Net Asset Value, Offering and Redemption Price Per Share             $     15.56

CLASS T
--------------------------------------------------------------------------------
Net Assets                                                           $    31,867
Shares Outstanding                                                         2,267
Net Asset Value, Redemption Price Per Share                          $     14.06
Maximum offering price per share (net asset value plus sales
   charge of 4.50% of offering price)                                $     14.72

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                            $  656,983
Interest                                                                  3,736
Foreign taxes withheld                                                  (62,770)
                                                                     ----------
Total Investment Income                                                 597,949
                                                                     ----------

EXPENSES
-------------------------------------------------------------------------------
Advisory fees--Note 2                                                   289,439
Shareholder servicing fees--Note 2                                       38,818
Accounting fees--Note 2                                                  23,398
Distribution fees--Note 2                                                73,685
Transfer agency fees--Note 2                                             40,146
Registration fees                                                        31,615
Postage and mailing expenses                                              4,930
Custodian fees and expenses--Note 2                                      26,718
Printing expenses                                                        19,315
Legal and audit fees                                                     14,395
Directors' fees and expenses--Note 2                                     15,551
Other expenses                                                           16,468
                                                                     ----------
   Total Expenses                                                       594,478
   Earnings Credits                                                      (2,446)
   Reimbursed/Waived Expenses                                           (15,313)
   Expense Offset to Broker Commissions                                     (30)
                                                                     ----------
   Net Expenses                                                         576,689
                                                                     ----------
Net Investment Income                                                    21,260
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS AND
   FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------------------------------------
Net Realized Gain on:
   Security Transactions                                              6,044,996
   Foreign Currency Transactions                                            791
                                                                     ----------
Net Realized Gain                                                     6,045,787
Net Change in Unrealized Appreciation/Depreciation of Investments
   and Foreign Currency Translation                                  (2,810,233)
                                                                     ----------
Net Realized and Unrealized Gain                                      3,235,554
                                                                     ----------
Net Increase in Net Assets Resulting from Operations                 $3,256,814
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                            SIX MONTHS ENDED       YEAR ENDED
                                              JUNE 30, 2006    DECEMBER 31, 2005
OPERATIONS
--------------------------------------------------------------------------------
Net Investment Income (Loss)                   $    21,260      $    (38,851)
Net Realized Gain on Security and
   Foreign  Currency Transactions                6,045,787        14,142,515
Net Change in Unrealized
   Appreciation/Depreciation of
   Investments and Foreign Currency
   Translation                                  (2,810,233)       (6,260,128)
                                               -----------      ------------
Net Increase in Net Assets Resulting
   from Operations                               3,256,814         7,843,536
                                               -----------      ------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net Increase (Decrease)--Note 4
   Class A                                         510,674            31,644
   Class B                                        (669,020)         (430,097)
   Class C                                         (21,701)            8,837
   Class F                                      (4,742,172)      (13,367,715)
   Class R                                         213,096       (25,021,636)(1)
   Class T                                               7           (26,282)
                                               -----------      ------------
Net Decrease from Capital Share
   Transactions                                 (4,709,116)      (38,805,249)
                                               -----------      ------------
Net Decrease in Net Assets                      (1,452,302)      (30,961,713)
                                               -----------      ------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of Period                            $57,646,467      $ 88,608,180
                                               -----------      ------------
End of Period                                  $56,194,165      $ 57,646,467
                                               ===========      ============

Accumulated Net Investment Loss                $    (7,498)     $    (28,758)

(1) ON NOVEMBER 30, 2005, CLASS R DISBURSED PORTFOLIO SECURITIES AND CASH VALUED AT $23,196,136 IN PAYMENT OF A REDEMPTION BY AN AFFILATE OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                            SIX MONTHS                  YEAR ENDED
                                          ENDED JUNE 30,               DECEMBER 31,
                                               2006         2005       2004     2003      2002
                                          --------------   --------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $14.21        $12.82     $11.38   $ 8.32   $ 11.71
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   0.02(a)      (0.02)(a)  (0.21)   (0.10)    (0.15)
Net realized and unrealized gains
   (losses) on securities                      0.80          1.41       1.65     3.16     (3.24)
                                          -------------------------------------------------------
Total from investment operations               0.82          1.39       1.44     3.06     (3.39)
-------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00       0.00     0.00      0.00
From net realized gains                        0.00          0.00       0.00     0.00      0.00
                                          -------------------------------------------------------
Total distributions                            0.00          0.00       0.00     0.00      0.00
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $15.03        $14.21     $12.82   $11.38   $  8.32
                                          =======================================================
TOTAL RETURN(b)                                5.77%        10.84%     12.65%   36.78%   (28.95%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $1,157        $  619     $  519   $  656   $   543
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  1.96%         1.95%      1.81%    2.03%     2.06%
Expenses with reimbursements, earnings
   credits and brokerage offsets               1.95%         1.92%      1.81%    2.03%     2.06%
Net investment income (loss)                   0.24%        (0.19%)    (0.18%)  (0.55%)   (0.77%)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%       130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2006), 1.98% (2005), 1.83%
     (2004), 2.04% (2003) AND 2.06% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                  YEAR ENDED
                                          ENDED JUNE 30,               DECEMBER 31,
                                              2006          2005      2004     2003      2002
                                          --------------   -------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $13.58        $12.33    $11.02   $ 8.12   $ 11.52
------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.05)(a)    (0.11)(a)  (0.09)   (0.16)    (0.14)
Net realized and unrealized gains
   (losses) on securities                      0.77          1.36      1.40     3.06     (3.26)
                                          ------------------------------------------------------
Total from investment operations               0.72          1.25      1.31     2.90     (3.40)
------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00      0.00     0.00      0.00
From net realized gains                        0.00          0.00      0.00     0.00      0.00
                                          ------------------------------------------------------
Total distributions                            0.00          0.00      0.00     0.00      0.00
------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $14.30        $13.58    $12.33   $11.02   $  8.12
                                          ======================================================
TOTAL RETURN(b)                                5.30%        10.14%    11.89%   35.71%   (29.51%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $1,237        $1,803    $2,061   $1,821   $ 1,459
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.74%         2.69%     2.52%    2.80%     2.71%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.73%         2.66%     2.52%    2.80%     2.70%
Net investment loss                           (0.74%)       (0.93%)   (0.87%)  (1.30%)   (1.41%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%      130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.79% (2006), 2.72% (2005), 2.54%
     (2004), 2.82% (2003) AND 2.71% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                 YEAR ENDED
                                          ENDED JUNE 30,              DECEMBER 31,
                                               2006         2005     2004     2003      2002
                                          --------------   ------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period         $13.31        $12.08   $10.81   $ 7.96   $ 11.34
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                           (0.04)(a)     (0.07)   (0.20)   (0.20)    (0.30)
Net realized and unrealized gains
   (losses) on securities                      0.74          1.30    1.47     3.05      (3.08)
                                          -----------------------------------------------------
Total from investment operations               0.70          1.23    1.27     2.85      (3.38)
-----------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                     0.00          0.00    0.00     0.00       0.00
From net realized gains                        0.00          0.00    0.00     0.00       0.00
                                          -----------------------------------------------------
Total distributions                            0.00          0.00    0.00     0.00       0.00
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period               $14.01        $13.31   $12.08   $10.81   $  7.96
                                          =====================================================
TOTAL RETURN(b)                                5.26%        10.18%   11.75%   35.80%   (29.81%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)             $  299        $  308   $  272   $  271   $   218
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but no
   earnings credits or brokerage
   offsets(c)                                  2.71%         2.70%    2.60%    2.82%     3.33%
Expenses with reimbursements, earnings
   credits and brokerage offsets               2.69%         2.66%    2.59%    2.82%     3.33%
Net investment loss                           (0.59%)       (0.93%)  (0.97%)  (1.34%)   (2.05%)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      116%          120%     130%     138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT
     COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.76% (2006), 2.72% (2005), 2.62%
     (2004), 2.84% (2003) AND 3.40% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                     YEAR ENDED
                                              ENDED JUNE 30,                  DECEMBER 31,
                                                   2006          2005         2004       2003       2002
                                              --------------   --------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period             $ 14.26       $ 12.86      $ 11.41    $  8.33    $ 11.72
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.01(a)      (0.02)(a)    (0.21)     (0.13)     (0.13)
Net realized and unrealized gains (losses)
   on securities                                    0.81          1.42         1.66       3.21      (3.26)
                                              -------------------------------------------------------------
Total from investment operations                    0.82          1.40         1.45       3.08      (3.39)
-----------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00          0.00         0.00       0.00       0.00
From net realized gains                             0.00          0.00         0.00       0.00       0.00
                                              -------------------------------------------------------------
Total distributions                                 0.00          0.00         0.00       0.00       0.00
-----------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 15.08       $ 14.26      $ 12.86    $ 11.41    $  8.33
                                              =============================================================
TOTAL RETURN                                        5.75%        10.89%       12.71%     36.97%    (28.92%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $51,455       $53,184      $61,038    $70,566    $59,890
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(b)         1.97%         1.94%        1.78%      1.97%      1.84%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.96%         1.91%        1.77%      1.97%      1.84%
Net investment income (loss)                        0.10%        (0.17%)      (0.13%)    (0.47%)    (0.55%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           116%          120%         130%       138%       211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 2.02% (2006), 1.96% (2005), 1.80%
     (2004), 1.98% (2003) AND 1.84% (2002).

(c.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                    YEAR ENDED
                                              ENDED JUNE 30,                 DECEMBER 31,
                                                   2006         2005        2004      2003        2002
                                              ---------------  ------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $14.69       $13.13     $ 11.60   $  8.44     $ 11.81
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.04(b)      0.05(b)     0.03      0.00(a)    (0.01)
Net realized and unrealized gains (losses)
   on securities                                    0.83         1.51        1.50      3.16       (3.36)
                                              -----------------------------------------------------------
Total from investment operations                    0.87         1.56        1.53      3.16       (3.37)
---------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00        0.00      0.00        0.00
From net realized gains                             0.00         0.00        0.00      0.00        0.00
                                              -----------------------------------------------------------
Total distributions                                 0.00         0.00        0.00      0.00        0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $15.56       $14.69     $ 13.13   $ 11.60     $  8.44
                                              ===========================================================
TOTAL RETURN                                        5.92%       11.88%      13.19%    37.44%     (28.54%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $2,015       $1,701     $24,665   $21,404     $14,060
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(c)         1.57%        1.45%       1.37%     1.51%       1.41%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    1.55%        1.44%       1.37%     1.51%       1.41%
Net investment income (loss)                        0.55%        0.35%       0.28%    (0.03%)     (0.13%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           116%         120%        130%      138%        211%

(a.) NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS
     THAN $0.01 ON A PER SHARE BASIS.

(b.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED,
     THE EXPENSE RATIOS WOULD HAVE BEEN 1.62% (2006), 1.47% (2005), 1.39%
     (2004), 1.53% (2003) AND 1.41% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                   YEAR ENDED
                                              ENDED JUNE 30,                DECEMBER 31,
                                                   2006         2005        2004      2003      2002
                                              --------------   ----------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA
Net Asset Value, beginning of period              $13.31       $12.05      $10.73    $ 7.89    $11.46
-------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                (0.01)       (0.07)(a)   (0.36)    (0.14)    (0.59)
Net realized and unrealized gains (losses)
   on securities                                    0.76         1.33        1.68      2.98     (2.98)
                                              ---------------------------------------------------------
Total from investment operations                    0.75         1.26        1.32      2.84     (3.57)
-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                          0.00         0.00        0.00      0.00      0.00
From net realized gains                             0.00         0.00        0.00      0.00      0.00
                                              ---------------------------------------------------------
Total distributions                                 0.00         0.00        0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                    $14.06       $13.31      $12.05    $10.73    $ 7.89
                                              =========================================================
TOTAL RETURN(b)                                     5.63%       10.46%      12.30%    35.99%   (31.15%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                  $   32       $   30      $   54    $   61    $   47
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses with reimbursements, but  no
   earnings credits or brokerage offsets(c)         2.18%        2.33%       2.14%     2.54%     4.60%
Expenses with reimbursements, earnings
   credits and brokerage offsets                    2.17%        2.30%       2.14%     2.54%     4.60%
Net investment loss                                (0.08%)      (0.56%)     (0.50%)   (1.05%)   (2.88%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                           116%         120%        130%      138%      211%

(a.) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(b.) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(c.) CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT
     COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.23% (2006), 2.35% (2005), 2.16%
     (2004), 2.56% (2003) AND 5.48% (2002).

(d.) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS
     CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Effective June 1, 2006, Class B shares will no longer be offered except in connection with dividend reinvestments and permitted exchanges of Class B shares. Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--The Fund normally will invest a significant portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The Fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2006 for settling foreign trades is listed on the Statement of Assets and Liabilities.

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized gain or loss from investments and foreign currency translations on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends from net investment income (if any) and from net realized capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current year presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2006, Class F shares were charged $35,350 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the period ended June 30, 2006, Class F shares were charged $12,929 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.92 to $13.36, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2006 were as follows:

                                          TRANSFER
                                        AGENCY FEES
                              ---------------------
                              Class A      $  665
                              ---------------------
                              Class B      $1,641
                              ---------------------
                              Class C      $  258
                              ---------------------
                              Class R      $  205
                              ---------------------
                              Class T      $   23
                              ---------------------

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the period ended June 30, 2006, the Fund was charged $409 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the period ended June 30, 2006, the Fund paid $24,425 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the period ended June 30, 2006, Class F shares were charged $66,543 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the period ended June 30, 2006, were as follows:

                               DISTRIBUTION     SHAREHOLDER
                                   FEES       SERVICING FEES
                     ---------------------------------------
                     Class A         N/A          $1,061
                     ---------------------------------------
                     Class B      $5,916          $1,972
                     ---------------------------------------
                     Class C      $1,187          $  396
                     ---------------------------------------
                     Class T      $   39          $   39
                     ---------------------------------------

During the period ended June 30, 2006, DSC retained $243 and $1 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,562 and $354 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

            ON ASSETS IN      BUT NOT
              EXCESS OF      EXCEEDING    DOMESTIC FEE   FOREIGN FEE
            --------------------------------------------------------
                $0         $500 million       0.06%          0.10%
            --------------------------------------------------------
            $500 million    $1 billion        0.04%         0.065%
            --------------------------------------------------------
             $1 billion                       0.02%          0.02%
            --------------------------------------------------------

Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian, which are shown as earnings credits on the Statement of Operations. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time period and in the amount set forth below:

                          TIME PERIOD     AMOUNT OF WAIVER
                       -----------------------------------
                       9/1/05 to 8/31/06      $200,000
                       -----------------------------------

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the period ended June 30, 2006, the Fund's portion of the fee waiver was $15,313, which reduced the amount paid to Mellon Bank to $11,405.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Directors' Deferred Compensation on the Statement of Assets and Liabilities. Changes in market value are included in the Directors' fees and expenses and the net change in unrealized appreciation/depreciation of investments on the Statement of Operations. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, deferred compensation, redemptions-in-kind, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2005 represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2005 were:

                            EXPIRATION      AMOUNT
                            ------------------------
                            2009         $34,530,988
                            ------------------------
                            2010         $22,200,649
                            ------------------------
                            2011         $ 3,142,525
                            ------------------------
                                         $59,874,162
                                         ===========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2006 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

              Post-October Capital Loss Deferral      $    (2,399)
              ---------------------------------------------------
              Federal Tax Cost                        $48,408,738
              ---------------------------------------------------
              Gross Tax Appreciation of Investments   $ 9,058,505
              ---------------------------------------------------
              Gross Tax Depreciation of Investments   $(1,260,414)
              ---------------------------------------------------
              Net Tax Appreciation                    $ 7,798,091
              ---------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                               PERIOD ENDED                YEAR ENDED
                               JUNE 30, 2006           DECEMBER 31, 2005
                           SHARES       AMOUNT       SHARES        AMOUNT
CLASS A
-----------------------------------------------------------------------------
Sold                        36,043   $   550,938       22,521   $    293,185
Redeemed                    (2,626)  $   (40,264)     (19,415)  $   (261,541)
                          ---------------------------------------------------
Net Increase                33,417   $   510,674        3,106   $     31,644
                          ===================================================
CLASS B
-----------------------------------------------------------------------------
Sold                         1,175   $    16,795        8,028   $     98,777
Redeemed                   (47,507)  $  (685,815)     (42,268)  $   (528,874)
                          ---------------------------------------------------
Net Decrease               (46,332)  $  (669,020)     (34,240)  $   (430,097)
                          ===================================================
CLASS C
-----------------------------------------------------------------------------
Sold                         3,632   $    52,125       10,078   $    128,403
Redeemed                    (5,459)  $   (73,826)      (9,465)  $   (119,566)
                          ---------------------------------------------------
Net Increase (Decrease)     (1,827)  $   (21,701)         613   $      8,837
                          ===================================================
CLASS F
-----------------------------------------------------------------------------
Sold                        79,528   $ 1,207,381      210,093   $  2,732,978
Redeemed                  (396,268)  $(5,949,553)  (1,227,387)  $(16,100,693)
                          ---------------------------------------------------
Net Decrease              (316,740)  $(4,742,172)  (1,017,294)  $(13,367,715)
                          ===================================================
CLASS R
-----------------------------------------------------------------------------
Sold                        20,910   $   324,902      256,421   $  3,470,964
Redeemed                    (7,280)  $  (111,806)  (2,018,994)  $(28,492,600)
                          ---------------------------------------------------
Net Increase (Decrease)     13,630   $   213,096   (1,762,573)  $(25,021,636)
                          ===================================================
CLASS T
-----------------------------------------------------------------------------
Sold                             7   $        95            8   $        100
Redeemed                        (6)  $       (88)      (2,190)  $    (26,382)
                          ---------------------------------------------------
Net Increase (Decrease)          1   $         7       (2,182)  $    (26,282)
                          ===================================================

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $37,770,013 and $41,435,748, respectively.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)(CONTINUED)

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the manimum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2006, the Fund did not have any borrowings under the LOC.

                       This page intentionally left blank.

For More Information

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND

MANAGER

Founders Asset
Management LLC
210 University Boulevard
Suite 800
Denver, CO 80206

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

DISTRIBUTOR

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

TELEPHONE Call your financial representative or 1-800-554-4611

MAIL Dreyfus Founders Funds, Inc.
     144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C) 2006 Founders Asset Management LLC

                                                                      0351SA0606


ITEM 2. CODE OF ETHICS

        Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

        Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Schedule I - Investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        No material changes have been made to the procedures by which shareholders may recommend nominees to the board of directors of the Funds, where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES

        (a) Based on an evaluation of the Funds' Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

        (b) During the quarter ended June 30, 2006, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12. EXHIBITS

     (a)(1) Not applicable to semiannual reports.

     (a)(2) Attached hereto as Exhibit EX-99.CERT.

     (a)(3) Not applicable.

     (b) Attached hereto as Exhibit EX-99.906CERT.


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:   /s/ Stephen E. Canter
      -------------------
      Stephen E. Canter, President

Date:  August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Stephen E. Canter
      -------------------
      Stephen E. Canter, Principal Executive Officer

Date:  August 29, 2006



By:   /s/ Robert T. Kelly
      -------------------
      Robert T. Kelly, Principal Financial Officer

Date:  August 29, 2006